Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Banks - 91.8%
Citigroup, Inc.	2,672	$166,252
JPMorgan Chase & Co.	1,623	164,296
Wells Fargo & Co.	3,387	163,660
Bank of America Corp.	5,786	159,636
U.S. Bancorp	2,852	137,438
PNC Financial Services Group, Inc.	959	117,631
Bank of New York Mellon Corp.	2,181	109,988
BB&T Corp.	2,013	93,665
Fifth Third Bancorp	3,420	86,252
SunTrust Banks, Inc.	1,356	80,343
M&T Bank Corp.	456	71,601
Northern Trust Corp.	770	69,616
First Republic Bank	656	65,902
KeyCorp	3,870	60,952
Citizens Financial Group, Inc.	1,836	59,670
Regions Financial Corp.	4,087	57,831
Huntington Bancshares, Inc.	4,434	56,223
Comerica, Inc.	724	53,084
SVB Financial Group*	238	52,922
HDFC Bank Ltd. ADR	410	47,523
ICICI Bank Ltd. ADR	4,093	46,906
Zions Bancorp North America	1,005	45,637
Toronto-Dominion Bank	796	43,247
HSBC Holdings plc ADR	1,063	43,136
Royal Bank of Canada	563	42,535
Signature Bank	332	42,519
Bank of Nova Scotia	788	41,985
Popular, Inc.	799	41,652
Bank of Montreal	556	41,600
UBS Group AG*	3,419	41,404
East West Bancorp, Inc.	854	40,966
Credit Suisse Group AG ADR*	3,513	40,926
Commerce Bancshares, Inc.	699	40,584
Cullen/Frost Bankers, Inc.	407	39,507
Canadian Imperial Bank of Commerce[1]	497	39,298
BOK Financial Corp.	475	38,736
Synovus Financial Corp.	1,038	35,666
Prosperity Bancshares, Inc.	505	34,875
CIT Group, Inc.	727	34,874
First Citizens BancShares, Inc. — Class A	85	34,612
PacWest Bancorp	902	33,924
Webster Financial Corp.	666	33,746
First Horizon National Corp.	2,399	33,538
Western Alliance Bancorporation*	789	32,381
Pinnacle Financial Partners, Inc.	591	32,328
First Financial Bankshares, Inc.	545	31,490
IBERIABANK Corp.	436	31,266
United Bankshares, Inc.	852	30,876
Wintrust Financial Corp.	454	30,568
Bank OZK	1,050	30,429
First Hawaiian, Inc.	1,157	30,140
Umpqua Holdings Corp.	1,825	30,112
Glacier Bancorp, Inc.	743	29,772
Hancock Whitney Corp.	730	29,492
Associated Banc-Corp.	1,368	29,207
TCF Financial Corp.	1,399	28,945
BankUnited, Inc.	854	28,524
UMB Financial Corp.	445	28,498
FNB Corp.	2,687	28,482
CVB Financial Corp.	1,304	27,449
BancorpSouth Bank	962	27,148
Old National Bancorp	1,650	27,060
Home BancShares, Inc.	1,538	27,023
Chemical Financial Corp.	654	26,919
Texas Capital Bancshares, Inc.*	480	26,203
Cathay General Bancorp	772	26,178
Fulton Financial Corp.	1,661	25,712
Union Bankshares Corp.	788	25,476
Columbia Banking System, Inc.	743	24,289
First Financial Bancorp	1,006	24,204
Simmons First National Corp. — Class A	982	24,039
Trustmark Corp.	714	24,012
CenterState Bank Corp.	1,005	23,929
First Midwest Bancorp, Inc.	1,143	23,386
United Community Banks, Inc.	891	22,213
LegacyTexas Financial Group, Inc.	584	21,836
Hope Bancorp, Inc.	1,541	20,156
Cadence BanCorp	1,035	19,199
Total Banks		3,735,299
Savings & Loans - 3.0%
People's United Financial, Inc.	2,391	39,308
Sterling Bancorp	1,679	31,280
Investors Bancorp, Inc.	2,483	29,424
Pacific Premier Bancorp, Inc.	761	20,189
Total Savings & Loans		120,201
Diversified Financial Services - 2.4%
Capital One Financial Corp.	1,210	98,845
Insurance - 2.4%
AXA Equitable Holdings, Inc.	2,589	52,142
Voya Financial, Inc.	875	43,715
Total Insurance		95,857
Total Common Stocks
(Cost $2,498,156)		4,050,202

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$11,102	11,102
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	2,775	2,775
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	2,486	2,486
Total Repurchase Agreements
(Cost $16,363)		16,363

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	29,413	$29,413
Total Securities Lending Collateral
(Cost $29,413)		29,413
Total Investments - 100.7%
(Cost $2,543,932)		$4,095,978
Other Assets & Liabilities, net - (0.7)%		(27,710)
Total Net Assets - 100.0%		$4,068,268

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,050,202	$—	$—	$4,050,202
Repurchase Agreements	—	16,363	—	16,363
Securities Lending Collateral	29,413	—	—	29,413
Total Assets	$4,079,615	$16,363	$—	$4,095,978

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 43.6%
DowDuPont, Inc.	5,647	$301,042
Air Products & Chemicals, Inc.	969	185,040
Sherwin-Williams Co.	416	179,175
LyondellBasell Industries N.V. — Class A	1,823	153,278
PPG Industries, Inc.	1,313	148,198
Linde plc	740	130,188
International Flavors & Fragrances, Inc.	837	107,797
Celanese Corp. — Class A	1,008	99,399
FMC Corp.	1,162	89,265
Mosaic Co.	3,266	89,195
Eastman Chemical Co.	1,173	89,007
Westlake Chemical Corp.	1,220	82,789
Albemarle Corp.	986	80,832
CF Industries Holdings, Inc.	1,965	80,329
RPM International, Inc.	1,352	78,470
Chemours Co.	1,863	69,229
Axalta Coating Systems Ltd.*	2,652	66,857
Nutrien Ltd.	1,231	64,948
WR Grace & Co.	824	64,305
Huntsman Corp.	2,795	62,860
Ashland Global Holdings, Inc.	794	62,035
Ingevity Corp.*	580	61,254
Olin Corp.	2,387	55,235
Valvoline, Inc.	2,954	54,826
Sensient Technologies Corp.	705	47,792
Balchem Corp.	513	47,606
Methanex Corp.	796	45,261
HB Fuller Co.	913	44,408
Cabot Corp.	1,061	44,170
Element Solutions, Inc.*	4,323	43,662
GCP Applied Technologies, Inc.*	1,435	42,476
Sociedad Quimica y Minera de Chile S.A. ADR[1]	1,076	41,362
Total Chemicals		2,812,290
Mining - 17.0%
Newmont Mining Corp.	3,564	127,484
Freeport-McMoRan, Inc.	9,504	122,507
Barrick Gold Corp.	8,048	110,338
Rio Tinto plc ADR	1,570	92,394
BHP Group Ltd. ADR[1]	1,436	78,506
Royal Gold, Inc.	761	69,198
Teck Resources Ltd. — Class B	2,845	65,947
Alcoa Corp.*	2,247	63,276
Wheaton Precious Metals Corp.	2,414	57,501
Agnico Eagle Mines Ltd.	1,289	56,072
Franco-Nevada Corp.	651	48,858
AngloGold Ashanti Ltd. ADR	3,685	48,273
Pan American Silver Corp.	3,415	45,249
Livent Corp.*	3,194	39,222
Compass Minerals International, Inc.	710	38,603
Kaiser Aluminum Corp.	353	36,970
Total Mining		1,100,398
Packaging & Containers - 12.6%
Ball Corp.	2,113	122,258
Packaging Corporation of America	873	86,759
Westrock Co.	2,237	85,789
Crown Holdings, Inc.*	1,419	77,435
Sealed Air Corp.	1,650	75,999
Berry Global Group, Inc.*	1,339	72,132
Sonoco Products Co.	1,157	71,190
Bemis Company, Inc.	1,192	66,132
Graphic Packaging Holding Co.	4,310	54,435
Silgan Holdings, Inc.	1,737	51,468
Owens-Illinois, Inc.	2,506	47,564
Total Packaging & Containers		811,161
Iron & Steel - 9.4%
Vale S.A. ADR	11,966	156,276
Nucor Corp.	2,010	117,283
Steel Dynamics, Inc.	2,215	78,123
Reliance Steel & Aluminum Co.	787	71,035
Allegheny Technologies, Inc.*	2,000	51,140
ArcelorMittal[1]	2,468	50,298
Carpenter Technology Corp.	919	42,136
Commercial Metals Co.	2,389	40,804
Total Iron & Steel		607,095
Building Materials - 6.6%
Vulcan Materials Co.	979	115,914
Martin Marietta Materials, Inc.	517	104,010
Eagle Materials, Inc.	750	63,225
Louisiana-Pacific Corp.	2,134	52,027
Summit Materials, Inc. — Class A*	2,341	37,152
Boise Cascade Co.	1,060	28,365
US Concrete, Inc.*	560	23,195
Total Building Materials		423,888
Commercial Services - 3.1%
Ecolab, Inc.	1,138	200,902
Forest Products & Paper - 2.6%
International Paper Co.	2,581	119,423
Domtar Corp.	1,013	50,295
Total Forest Products & Paper		169,718
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	694	73,835
Trinseo S.A.	858	38,867
Total Miscellaneous Manufacturing		112,702
Household Products & Housewares - 1.4%
Avery Dennison Corp.	787	88,931
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	750	58,935
Coal - 0.6%
Warrior Met Coal, Inc.	1,145	34,808
Total Common Stocks
(Cost $3,474,373)		6,420,828

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$38,939	$38,939
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	9,735	9,735
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	8,719	8,719
Total Repurchase Agreements
(Cost $57,393)		57,393

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	125,595	125,595
Total Securities Lending Collateral
(Cost $125,595)		125,595
Total Investments - 102.3%
(Cost $3,657,361)		$6,603,816
Other Assets & Liabilities, net - (2.3)%		(147,119)
Total Net Assets - 100.0%		$6,456,697

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,420,828	$—	$—	$6,420,828
Repurchase Agreements	—	57,393	—	57,393
Securities Lending Collateral	125,595	—	—	125,595
Total Assets	$6,546,423	$57,393	$—	$6,603,816

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Biotechnology - 71.8%
Amgen, Inc.	8,634	$1,640,287
Gilead Sciences, Inc.	21,201	1,378,277
Celgene Corp.*	13,244	1,249,439
Regeneron Pharmaceuticals, Inc.*	2,479	1,017,927
Vertex Pharmaceuticals, Inc.*	5,531	1,017,428
Illumina, Inc.*	3,253	1,010,675
Biogen, Inc.*	3,698	874,133
Alexion Pharmaceuticals, Inc.*	6,083	822,300
Incyte Corp.*	7,589	652,730
BioMarin Pharmaceutical, Inc.*	6,426	570,822
Seattle Genetics, Inc.*	6,918	506,674
Ionis Pharmaceuticals, Inc.*	6,161	500,088
Alnylam Pharmaceuticals, Inc.*	5,103	476,875
Exact Sciences Corp.*	5,233	453,283
Bluebird Bio, Inc.*	2,778	437,063
Sage Therapeutics, Inc.*	2,713	431,503
Exelixis, Inc.*	16,341	388,916
Amarin Corporation plc ADR*,1	16,600	344,616
United Therapeutics Corp.*	2,892	339,434
Spark Therapeutics, Inc.*	2,784	317,042
FibroGen, Inc.*	5,827	316,697
Ultragenyx Pharmaceutical, Inc.*	4,297	298,040
ACADIA Pharmaceuticals, Inc.*	10,824	290,624
Immunomedics, Inc.*	14,933	286,863
Intercept Pharmaceuticals, Inc.*	2,390	267,345
Ligand Pharmaceuticals, Inc. — Class B*	1,894	238,095
PTC Therapeutics, Inc.*	6,010	226,216
Myriad Genetics, Inc.*	6,601	219,153
REGENXBIO, Inc.*	3,818	218,810
Medicines Co.*,1	7,786	217,619
Spectrum Pharmaceuticals, Inc.*	15,297	163,525
Total Biotechnology		17,172,499
Pharmaceuticals - 24.6%
AbbVie, Inc.	20,413	1,645,084
Sarepta Therapeutics, Inc.*	3,626	432,183
Neurocrine Biosciences, Inc.*	4,826	425,171
PRA Health Sciences, Inc.*	3,773	416,124
Jazz Pharmaceuticals plc*	2,680	383,106
Array BioPharma, Inc.*	14,190	345,952
Nektar Therapeutics*	10,176	341,914
Alkermes plc*	8,999	328,374
Agios Pharmaceuticals, Inc.*	4,542	306,312
Global Blood Therapeutics, Inc.*	4,851	256,763
Portola Pharmaceuticals, Inc.*,1	6,732	233,600
Heron Therapeutics, Inc.*	8,816	215,463
Supernus Pharmaceuticals, Inc.*	5,605	196,399
Madrigal Pharmaceuticals, Inc.*	1,538	192,650
Clovis Oncology, Inc.*	6,617	164,234
Total Pharmaceuticals		5,883,329
Healthcare-Products - 1.8%
Bio-Techne Corp.	2,093	415,565
Healthcare-Services - 1.6%
Syneos Health, Inc.*	7,517	389,080
Total Common Stocks
(Cost $10,300,497)		23,860,473

RIGHTS††† - 0.0%
Clinical Data, Inc.*,2	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$127,254	127,254
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	31,813	31,813
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	28,495	28,495
Total Repurchase Agreements
(Cost $187,562)		187,562

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	577,152	577,152
Total Securities Lending Collateral
(Cost $577,152)		577,152
Total Investments - 103.0%
(Cost $11,065,211)		$24,625,187
Other Assets & Liabilities, net - (3.0)%		(706,473)
Total Net Assets - 100.0%		$23,918,714

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of March 31, 2019.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$23,860,473	$—	$—		$23,860,473
Rights	—	—	—	*	—
Repurchase Agreements	—	187,562	—		187,562
Securities Lending Collateral	577,152	—	—		577,152
Total Assets	$24,437,625	$187,562	$—		$24,625,187

*	Includes securities with a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 54.8%
Guggenheim Strategy Fund II1	41,131	$1,020,455
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	99,871	995,709
Total Mutual Funds
(Cost $2,013,443)		2,016,164

	Face Amount
U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	$235,000	234,984
Total U.S. Treasury Bills
(Cost $234,985)		234,984

FEDERAL AGENCY DISCOUNT NOTES†† - 5.5%
Federal Home Loan Bank
2.06% due 04/01/19[3]	200,000	200,000
Total Federal Agency Discount Notes
(Cost $200,000)		200,000

FEDERAL AGENCY NOTES†† - 5.4%
Freddie Mac
1.75% due 05/30/19	100,000	99,889
Farmer Mac
1.55% due 07/03/19	100,000	99,799
Total Federal Agency Notes
(Cost $199,614)		199,688

REPURCHASE AGREEMENTS††,4 - 31.0%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	774,454	774,454
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	193,613	193,613
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	173,415	173,415
Total Repurchase Agreements
(Cost $1,141,482)		1,141,482
Total Investments - 103.1%
(Cost $3,789,524)		$3,792,318
Other Assets & Liabilities, net - (3.1)%		(114,598)
Total Net Assets - 100.0%		$3,677,720

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	34	Apr 2019	$3,687,300	$70,014

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,016,164	$—	$—	$2,016,164
U.S. Treasury Bills	—	234,984	—	234,984
Federal Agency Discount Notes	—	200,000	—	200,000
Federal Agency Notes	—	199,688	—	199,688
Repurchase Agreements	—	1,141,482	—	1,141,482
Commodity Futures Contracts**	70,014	—	—	70,014
Total Assets	$2,086,178	$1,776,154	$—	$3,862,332

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,063,576	$107,266	$(150,000)	$(1,028)	$641	$1,020,455	41,131	$7,394
Guggenheim Ultra Short Duration Fund - Institutional Class	838,500	306,212	(150,000)	(747)	1,744	995,709	99,871	6,268
	$1,902,076	$413,478	$(300,000)	$(1,775)	$2,385	$2,016,164		$13,662

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 37.8%
Mondelez International, Inc. — Class A	10,419	$520,116
Kraft Heinz Co.	11,723	382,756
Sysco Corp.	5,262	351,291
General Mills, Inc.	6,642	343,723
Tyson Foods, Inc. — Class A	4,452	309,102
Hormel Foods Corp.	6,739	301,638
Hershey Co.	2,614	300,166
McCormick & Company, Inc.	1,841	277,310
Kellogg Co.	4,806	275,768
Kroger Co.	10,686	262,876
Conagra Brands, Inc.	8,652	240,006
JM Smucker Co.	1,981	230,787
Campbell Soup Co.	5,529	210,821
Lamb Weston Holdings, Inc.	2,782	208,483
US Foods Holding Corp.*	4,699	164,042
Post Holdings, Inc.*	1,498	163,881
Ingredion, Inc.	1,578	149,421
Pilgrim's Pride Corp.*	6,400	142,656
Flowers Foods, Inc.	6,134	130,777
Lancaster Colony Corp.	814	127,546
Performance Food Group Co.*	3,149	124,826
TreeHouse Foods, Inc.*	1,837	118,578
Sanderson Farms, Inc.	780	102,835
Sprouts Farmers Market, Inc.*	4,431	95,444
Cal-Maine Foods, Inc.	1,965	87,698
Total Food		5,622,547
Beverages - 24.6%
Coca-Cola Co.	18,133	849,712
PepsiCo, Inc.	6,561	804,051
Keurig Dr Pepper, Inc.	13,368	373,903
Constellation Brands, Inc. — Class A	1,993	349,433
Monster Beverage Corp.*	5,774	315,145
Brown-Forman Corp. — Class B	5,857	309,133
Molson Coors Brewing Co. — Class B	3,553	211,936
Anheuser-Busch InBev S.A. ADR	1,976	165,925
Coca-Cola European Partners plc	3,156	163,291
Fomento Economico Mexicano SAB de CV ADR	1,311	120,979
Total Beverages		3,663,508
Cosmetics & Personal Care - 14.3%
Procter & Gamble Co.	9,273	964,856
Estee Lauder Companies, Inc. — Class A	2,824	467,513
Colgate-Palmolive Co.	6,795	465,729
Unilever N.V. — Class Y	2,186	127,422
Edgewell Personal Care Co.*	2,130	93,486
Total Cosmetics & Personal Care		2,119,006
Agriculture - 12.9%
Philip Morris International, Inc.	7,848	693,685
Altria Group, Inc.	10,919	627,078
Archer-Daniels-Midland Co.	6,719	289,790
Bunge Ltd.	3,098	164,411
British American Tobacco plc ADR	3,510	146,437
Total Agriculture		1,921,401
Household Products & Housewares - 6.9%
Kimberly-Clark Corp.	3,192	395,489
Clorox Co.	1,675	268,771
Church & Dwight Company, Inc.	3,599	256,357
Spectrum Brands Holdings, Inc.	1,880	102,986
Total Household Products & Housewares		1,023,603
Pharmaceuticals - 1.1%
Herbalife Nutrition Ltd.*	3,122	165,435
Retail - 0.9%
Casey's General Stores, Inc.	1,017	130,959
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	2,310	103,788
Commercial Services - 0.5%
Medifast, Inc.	560	71,428
Total Common Stocks
(Cost $9,148,072)		14,821,675

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$47,057	47,057
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	11,764	11,764
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	10,537	10,537
Total Repurchase Agreements
(Cost $69,358)		69,358
Total Investments - 100.2%
(Cost $9,217,430)		$14,891,033
Other Assets & Liabilities, net - (0.2)%		(29,629)
Total Net Assets - 100.0%		$14,861,404

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,821,675	$—	$—	$14,821,675
Repurchase Agreements	—	69,358	—	69,358
Total Assets	$14,821,675	$69,358	$—	$14,891,033

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 36.2%
Industrial - 8.1%
Boeing Co.	1,337	$509,958
3M Co.	1,337	277,802
Caterpillar, Inc.	1,337	181,150
United Technologies Corp.	1,337	172,326
Total Industrial		1,141,236
Financial - 6.6%
Goldman Sachs Group, Inc.	1,337	256,691
Visa, Inc. — Class A	1,337	208,826
Travelers Companies, Inc.	1,337	183,383
American Express Co.	1,337	146,134
JPMorgan Chase & Co.	1,337	135,344
Total Financial		930,378
Consumer, Non-cyclical - 6.3%
UnitedHealth Group, Inc.	1,337	330,586
Johnson & Johnson	1,337	186,899
Procter & Gamble Co.	1,337	139,115
Merck & Company, Inc.	1,337	111,198
Coca-Cola Co.	1,337	62,652
Pfizer, Inc.	1,337	56,783
Total Consumer, Non-cyclical		887,233
Consumer, Cyclical - 5.9%
Home Depot, Inc.	1,337	256,557
McDonald's Corp.	1,337	253,896
Walmart, Inc.	1,337	130,398
NIKE, Inc. — Class B	1,337	112,589
Walgreens Boots Alliance, Inc.	1,337	84,592
Total Consumer, Cyclical		838,032
Technology - 4.8%
Apple, Inc.	1,337	253,963
International Business Machines Corp.	1,337	188,651
Microsoft Corp.	1,337	157,686
Intel Corp.	1,337	71,797
Total Technology		672,097
Communications - 2.1%
Walt Disney Co.	1,337	148,447
Verizon Communications, Inc.	1,337	79,057
Cisco Systems, Inc.	1,337	72,185
Total Communications		299,689
Energy - 1.9%
Chevron Corp.	1,337	164,692
Exxon Mobil Corp.	1,337	108,029
Total Energy		272,721
Basic Materials - 0.5%
DowDuPont, Inc.	1,337	71,275
Total Common Stocks
(Cost $4,423,709)		5,112,661

MUTUAL FUNDS† - 44.4%
Guggenheim Strategy Fund II1	160,347	3,978,205
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	230,036	2,293,462
Total Mutual Funds
(Cost $6,281,680)		6,271,667

	Face Amount
U.S. TREASURY BILLS†† - 6.5%
U.S. Treasury Bills
2.39% due 05/07/19[2,3]	$880,000	877,900
2.31% due 04/02/19[3,4]	36,000	35,998
Total U.S. Treasury Bills
(Cost $913,898)		913,898

REPURCHASE AGREEMENTS††,5 - 9.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[2]	903,973	903,973
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[2]	225,993	225,993
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[2]	202,417	202,417
Total Repurchase Agreements
(Cost $1,332,383)		1,332,383
Total Investments - 96.5%
(Cost $12,951,670)		$13,630,609
Other Assets & Liabilities, net - 3.5%		485,574
Total Net Assets - 100.0%		$14,116,183

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	5	Jun 2019	$648,375	$(75)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	3.00%	At Maturity	04/29/19	614	$15,917,427	$186,072
Barclays Bank plc	Dow Jones Industrial Average Index	2.90%	At Maturity	04/30/19	251	6,515,831	76,162
						$22,433,258	$262,234

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,112,661	$—	$—	$5,112,661
Mutual Funds	6,271,667	—	—	6,271,667
U.S. Treasury Bills	—	913,898	—	913,898
Repurchase Agreements	—	1,332,383	—	1,332,383
Equity Index Swap Agreements**	—	262,234	—	262,234
Total Assets	$11,384,328	$2,508,515	$—	$13,892,843

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$75	$—	$—	$75

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,151,762	$28,107	$(200,000)	$(1,370)	$(294)	$3,978,205	160,347	$28,622
Guggenheim Ultra Short Duration Fund - Institutional Class	2,275,396	2,015,771	(2,000,000)	(6,490)	8,785	2,293,462	230,036	16,010
	$6,427,158	$2,043,878	$(2,200,000)	$(7,860)	$8,491	$6,271,667		$44,632

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 100.1%
Semiconductors - 94.5%
Intel Corp.	10,636	$571,153
Broadcom, Inc.	1,408	423,400
NVIDIA Corp.	2,122	381,026
Texas Instruments, Inc.	3,484	369,548
QUALCOMM, Inc.	5,415	308,817
Micron Technology, Inc.*	6,338	261,950
Applied Materials, Inc.	5,732	227,331
Analog Devices, Inc.	2,152	226,541
Xilinx, Inc.	1,669	211,613
Advanced Micro Devices, Inc.*	7,595	193,824
Lam Research Corp.	1,066	190,825
Microchip Technology, Inc.[1]	1,979	164,178
NXP Semiconductor N.V.	1,856	164,052
KLA-Tencor Corp.	1,370	163,592
Maxim Integrated Products, Inc.	2,654	141,113
Skyworks Solutions, Inc.	1,710	141,041
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,288	134,677
Marvell Technology Group Ltd.	6,717	133,601
Qorvo, Inc.*	1,563	112,114
ON Semiconductor Corp.*	5,054	103,961
ASML Holding N.V. — Class G	527	99,102
Teradyne, Inc.	2,433	96,931
Integrated Device Technology, Inc.*	1,931	94,600
Cree, Inc.*	1,602	91,666
MKS Instruments, Inc.	952	88,584
Monolithic Power Systems, Inc.	639	86,578
Cypress Semiconductor Corp.	5,727	85,447
Mellanox Technologies Ltd.*	692	81,905
Entegris, Inc.	2,276	81,230
Kulicke & Soffa Industries, Inc.	3,221	71,216
STMicroelectronics N.V. — Class Y	4,784	71,042
Silicon Motion Technology Corp. ADR	1,754	69,529
Silicon Laboratories, Inc.*	853	68,974
Semtech Corp.*	1,332	67,812
Cabot Microelectronics Corp.	596	66,728
Cirrus Logic, Inc.*	1,406	59,150
Brooks Automation, Inc.	1,811	53,117
Power Integrations, Inc.	749	52,385
Inphi Corp.*,1	1,160	50,738
Diodes, Inc.*	1,387	48,129
Synaptics, Inc.*	1,036	41,181
MACOM Technology Solutions Holdings, Inc.*	2,140	35,759
Nanometrics, Inc.*	1,055	32,578
Total Semiconductors		6,218,738
Energy-Alternate Sources - 2.4%
First Solar, Inc.*	1,588	83,910
SolarEdge Technologies, Inc.*	1,939	73,061
Total Energy-Alternate Sources		156,971
Electrical Components & Equipment - 1.4%
Universal Display Corp.	625	95,531
Electronics - 0.8%
Advanced Energy Industries, Inc.*	1,053	52,313
Miscellaneous Manufacturing - 0.6%
Ambarella, Inc.*	968	41,818
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*,1	1,165	26,306
Total Common Stocks
(Cost $3,060,977)		6,591,677

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$33,198	33,198
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	8,299	8,299
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	7,434	7,434
Total Repurchase Agreements
(Cost $48,931)		48,931

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	176,748	176,748
Total Securities Lending Collateral
(Cost $176,748)		176,748
Total Investments - 103.6%
(Cost $3,286,656)		$6,817,356
Other Assets & Liabilities, net - (3.6)%		(234,545)
Total Net Assets - 100.0%		$6,582,811

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,591,677	$—	$—	$6,591,677
Repurchase Agreements	—	48,931	—	48,931
Securities Lending Collateral	176,748	—	—	176,748
Total Assets	$6,768,425	$48,931	$—	$6,817,356

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 69.5%
Exxon Mobil Corp.	9,500	$767,600
Chevron Corp.	5,103	628,588
ConocoPhillips	5,348	356,926
EOG Resources, Inc.	3,322	316,188
Occidental Petroleum Corp.	4,401	291,346
Phillips 66	2,801	266,571
Marathon Petroleum Corp.	4,384	262,382
Valero Energy Corp.	2,870	243,462
Pioneer Natural Resources Co.	1,435	218,522
Concho Resources, Inc.	1,813	201,170
Anadarko Petroleum Corp.	4,334	197,110
Hess Corp.	2,938	176,956
Continental Resources, Inc.*	3,832	171,559
Diamondback Energy, Inc.	1,564	158,793
Devon Energy Corp.	4,839	152,719
Noble Energy, Inc.	5,982	147,935
Petroleo Brasileiro S.A. ADR	9,273	147,626
Marathon Oil Corp.	8,807	147,165
BP plc ADR	3,355	146,681
Apache Corp.	4,226	146,473
Cabot Oil & Gas Corp. — Class A	5,139	134,128
Royal Dutch Shell plc — Class A ADR	1,889	118,233
HollyFrontier Corp.	2,336	115,095
Cimarex Energy Co.	1,568	109,603
Suncor Energy, Inc.	3,344	108,446
Canadian Natural Resources Ltd.	3,831	105,352
Parsley Energy, Inc. — Class A*	5,388	103,988
Helmerich & Payne, Inc.	1,826	101,453
WPX Energy, Inc.*	7,369	96,608
Equities Corp.	4,553	94,429
Murphy Oil Corp.	3,098	90,771
CVR Energy, Inc.	2,010	82,812
Ecopetrol S.A. ADR	3,641	78,063
PBF Energy, Inc. — Class A	2,476	77,103
Delek US Holdings, Inc.	1,915	69,744
Range Resources Corp.	6,023	67,699
Antero Resources Corp.*	7,524	66,437
PDC Energy, Inc.*	1,621	65,942
Centennial Resource Development, Inc. — Class A*	7,127	62,646
Whiting Petroleum Corp.*	2,386	62,370
CNX Resources Corp.*	5,544	59,709
SM Energy Co.	3,360	58,766
Carrizo Oil & Gas, Inc.*	3,532	44,044
California Resources Corp.*	1,702	43,758
Total Oil & Gas		7,162,971
Pipelines - 14.0%
Kinder Morgan, Inc.	14,083	281,801
Williams Companies, Inc.	8,711	250,180
ONEOK, Inc.	3,257	227,469
Cheniere Energy, Inc.*	2,498	170,763
Targa Resources Corp.	3,144	130,633
Enbridge, Inc.	3,123	113,240
Equitrans Midstream Corp.	4,632	100,885
TransCanada Corp.	2,005	90,105
Plains GP Holdings, LP — Class A*	3,344	83,332
Total Pipelines		1,448,408
Oil & Gas Services - 13.3%
Schlumberger Ltd.	7,336	319,629
Baker Hughes a GE Co.	7,865	218,018
Halliburton Co.	7,162	209,847
National Oilwell Varco, Inc.	4,874	129,843
TechnipFMC plc	4,684	110,168
Core Laboratories N.V.	1,230	84,784
Patterson-UTI Energy, Inc.	4,917	68,936
RPC, Inc.[1]	6,030	68,802
ProPetro Holding Corp.*	2,834	63,878
Oceaneering International, Inc.*	3,166	49,928
US Silica Holdings, Inc.[1]	2,660	46,178
Total Oil & Gas Services		1,370,011
Metal Fabricate & Hardware - 0.9%
Tenaris S.A. ADR	3,101	87,603
Transportation - 0.8%
Golar LNG Ltd.	3,950	83,306
Coal - 0.7%
Peabody Energy Corp.	2,636	74,678
Energy-Alternate Sources - 0.3%
Renewable Energy Group, Inc.*	1,630	35,795
Total Common Stocks
(Cost $5,081,177)		10,262,772

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$49,224	49,224
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	12,306	12,306
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	11,022	11,022
Total Repurchase Agreements
(Cost $72,552)		72,552

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	76,794	76,794
Total Securities Lending Collateral
(Cost $76,794)		76,794
Total Investments - 101.0%
(Cost $5,230,523)		$10,412,118
Other Assets & Liabilities, net - (1.0)%		(100,747)
Total Net Assets - 100.0%		$10,311,371

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,262,772	$—	$—	$10,262,772
Repurchase Agreements	—	72,552	—	72,552
Securities Lending Collateral	76,794	—	—	76,794
Total Assets	$10,339,566	$72,552	$—	$10,412,118

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 81.1%
Schlumberger Ltd.	18,924	$824,519
Baker Hughes a GE Co.	20,314	563,104
Halliburton Co.	15,412	451,572
National Oilwell Varco, Inc.	12,574	334,971
TechnipFMC plc	8,400	197,568
Apergy Corp.*	4,583	188,178
Patterson-UTI Energy, Inc.	12,692	177,942
RPC, Inc.[1]	15,564	177,585
ProPetro Holding Corp.*	7,307	164,700
Core Laboratories N.V.	2,065	142,341
Dril-Quip, Inc.*	2,998	137,458
Liberty Oilfield Services, Inc. — Class A1	8,716	134,139
Oceaneering International, Inc.*	8,165	128,762
McDermott International, Inc.*	16,031	119,271
US Silica Holdings, Inc.	6,828	118,534
Archrock, Inc.	11,994	117,301
Keane Group, Inc.*	10,461	113,920
Oil States International, Inc.*	6,329	107,340
C&J Energy Services, Inc.*	6,541	101,516
Total Oil & Gas Services		4,300,721
Oil & Gas - 12.4%
Helmerich & Payne, Inc.	4,714	261,910
Transocean Ltd.*	22,028	191,864
Diamond Offshore Drilling, Inc.*,1	11,394	119,523
Mammoth Energy Services, Inc.	5,114	85,148
Total Oil & Gas		658,445
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A*	4,771	169,847
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	5,248	148,256
Total Common Stocks
(Cost $3,930,020)		5,277,269

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$20,454	20,454
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	5,114	5,114
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	4,580	4,580
Total Repurchase Agreements
(Cost $30,148)		30,148

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	304,645	304,645
Total Securities Lending Collateral
(Cost $304,645)		304,645
Total Investments - 105.8%
(Cost $4,264,813)		$5,612,062
Other Assets & Liabilities, net - (5.8)%		(307,796)
Total Net Assets - 100.0%		$5,304,266

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,277,269	$—	$—	$5,277,269
Repurchase Agreements	—	30,148	—	30,148
Securities Lending Collateral	304,645	—	—	304,645
Total Assets	$5,581,914	$30,148	$—	$5,612,062

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.3%
Consumer, Non-cyclical - 4.3%
Nestle S.A. ADR	379	$36,126
Novartis AG ADR	315	30,284
Roche Holding AG ADR	695	23,901
GlaxoSmithKline plc ADR	304	12,704
AstraZeneca plc ADR	308	12,453
Sanofi ADR	280	12,398
Diageo plc ADR	75	12,271
British American Tobacco plc ADR	293	12,224
Novo Nordisk A/S ADR	217	11,351
Unilever N.V. — Class Y	179	10,434
Anheuser-Busch InBev S.A. ADR	107	8,985
Unilever plc ADR	146	8,427
L'Oreal S.A. ADR	152	8,195
Reckitt Benckiser Group plc ADR	448	7,585
Bayer AG ADR	457	7,360
Total Consumer, Non-cyclical		214,698
Financial - 1.9%
HSBC Holdings plc ADR	507	20,574
Allianz SE ADR	524	11,638
Banco Santander S.A. ADR	1,962	9,084
Lloyds Banking Group plc ADR	2,203	7,072
BNP Paribas S.A. ADR	283	6,732
AXA S.A. ADR	256	6,441
Prudential plc ADR[1]	158	6,355
Zurich Insurance Group AG ADR	187	6,183
ING Groep N.V. ADR[1]	476	5,779
UBS Group AG*	475	5,752
Intesa Sanpaolo SpA ADR	334	4,905
Banco Bilbao Vizcaya Argentaria S.A. ADR	820	4,698
Total Financial		95,213
Energy - 1.2%
Total S.A. ADR	325	18,087
BP plc ADR	410	17,925
Royal Dutch Shell plc — Class A ADR	271	16,962
Eni SpA ADR	155	5,462
Total Energy		58,436
Industrial - 0.8%
Siemens AG ADR	200	10,750
Airbus SE ADR	279	9,238
Vinci S.A. ADR	276	6,701
Safran S.A. ADR	180	6,171
Schneider Electric SE ADR	340	5,321
ABB Ltd. ADR	224	4,227
Total Industrial		42,408
Basic Materials - 0.8%
Linde plc	68	11,963
BASF SE ADR	454	8,372
Rio Tinto plc ADR	133	7,827
Air Liquide S.A. ADR	267	6,779
Glencore plc ADR*	738	6,085
Total Basic Materials		41,026
Technology - 0.5%
SAP SE ADR	133	15,356
ASML Holding N.V. — Class G	53	9,967
Total Technology		25,323
Consumer, Cyclical - 0.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	164	12,088
Daimler AG ADR	443	6,475
Total Consumer, Cyclical		18,563
Communications - 0.3%
Deutsche Telekom AG ADR	401	6,650
Vodafone Group plc ADR	333	6,054
Telefonica S.A. ADR	574	4,799
Total Communications		17,503
Utilities - 0.1%
National Grid plc ADR	85	4,746
Total Common Stocks
(Cost $425,212)		517,916

MUTUAL FUNDS† - 33.0%
Guggenheim Strategy Fund II2	33,547	832,291
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	83,421	831,705
Total Mutual Funds
(Cost $1,669,902)		1,663,996

	Face Amount
U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
2.31% due 04/02/19[3,4]	$223,000	222,985
Total U.S. Treasury Bills
(Cost $222,985)		222,985

REPURCHASE AGREEMENTS††,5 - 49.2%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	1,682,406	1,682,406
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	420,602	420,602
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	376,723	376,723
Total Repurchase Agreements
(Cost $2,479,731)		2,479,731

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[7]	9,330	9,330
Total Securities Lending Collateral
(Cost $9,330)		9,330
Total Investments - 97.1%
(Cost $4,807,160)		$4,893,958
Other Assets & Liabilities, net - 2.9%		145,874
Total Net Assets - 100.0%		$5,039,832

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	165	Jun 2019	$5,672,165	$65,617
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	41	Jun 2019	5,786,381	(31,506)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$517,916	$—	$—	$517,916
Mutual Funds	1,663,996	—	—	1,663,996
U.S. Treasury Bills	—	222,985	—	222,985
Repurchase Agreements	—	2,479,731	—	2,479,731
Securities Lending Collateral	9,330	—	—	9,330
Equity Futures Contracts**	65,617	—	—	65,617
Total Assets	$2,256,859	$2,702,716	$—	$4,959,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$31,506	$—	$—	$31,506

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$876,931	$5,712	$(50,000)	$(343)	$(9)	$832,291	33,547	$5,817
Guggenheim Ultra Short Duration Fund - Institutional Class	696,060	214,812	(80,000)	(412)	1,245	831,705	83,421	4,886
	$1,572,991	$220,524	$(130,000)	$(755)	$1,236	$1,663,996		$10,703

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.2%
Banks - 29.5%
JPMorgan Chase & Co.	1,808	$183,024
Bank of America Corp.	5,837	161,043
Wells Fargo & Co.	3,088	149,212
Citigroup, Inc.	1,949	121,267
U.S. Bancorp	1,808	87,128
Goldman Sachs Group, Inc.	450	86,396
Morgan Stanley	2,041	86,130
PNC Financial Services Group, Inc.	604	74,087
Bank of New York Mellon Corp.	1,380	69,593
BB&T Corp.	1,276	59,372
Fifth Third Bancorp	2,165	54,601
SunTrust Banks, Inc.	854	50,600
State Street Corp.	745	49,028
M&T Bank Corp.	291	45,693
Northern Trust Corp.	485	43,849
First Republic Bank	417	41,892
HDFC Bank Ltd. ADR	336	38,946
KeyCorp	2,451	38,603
ICICI Bank Ltd. ADR	3,306	37,887
Citizens Financial Group, Inc.	1,159	37,667
Regions Financial Corp.	2,587	36,606
Huntington Bancshares, Inc.	2,806	35,580
Toronto-Dominion Bank	640	34,771
SVB Financial Group*	154	34,243
Royal Bank of Canada	450	33,997
Comerica, Inc.	461	33,801
Popular, Inc.	637	33,207
Zions Bancorp North America	640	29,062
Signature Bank	211	27,023
East West Bancorp, Inc.	537	25,760
Commerce Bancshares, Inc.	438	25,430
Synovus Financial Corp.	661	22,712
PacWest Bancorp	565	21,250
First Horizon National Corp.	1,516	21,194
Pinnacle Financial Partners, Inc.	372	20,348
IBERIABANK Corp.	272	19,505
Bank OZK	666	19,301
Umpqua Holdings Corp.	1,158	19,107
Wintrust Financial Corp.	283	19,054
First Hawaiian, Inc.	730	19,017
Hancock Whitney Corp.	461	18,624
Associated Banc-Corp.	866	18,489
Texas Capital Bancshares, Inc.*	304	16,595
Total Banks		2,100,694
REITs - 29.3%
American Tower Corp. — Class A	493	97,150
Simon Property Group, Inc.	429	78,168
Crown Castle International Corp.	592	75,776
Prologis, Inc.	962	69,216
Public Storage	291	63,374
Equinix, Inc.	139	62,989
Welltower, Inc.	721	55,950
Equity Residential	726	54,682
AvalonBay Communities, Inc.	272	54,598
Digital Realty Trust, Inc.	446	53,074
SBA Communications Corp.*	251	50,115
Ventas, Inc.	767	48,942
Realty Income Corp.	663	48,770
Boston Properties, Inc.	342	45,787
Weyerhaeuser Co.	1,737	45,753
Essex Property Trust, Inc.[1]	153	44,254
Alexandria Real Estate Equities, Inc.	285	40,630
HCP, Inc.	1,262	39,501
Host Hotels & Resorts, Inc.	2,055	38,839
Annaly Capital Management, Inc.	3,800	37,962
Extra Space Storage, Inc.	366	37,299
Invitation Homes, Inc.	1,527	37,152
UDR, Inc.	807	36,686
Mid-America Apartment Communities, Inc.	334	36,516
Vornado Realty Trust	537	36,215
Regency Centers Corp.	520	35,095
Federal Realty Investment Trust	248	34,187
Duke Realty Corp.	1,104	33,760
Iron Mountain, Inc.	939	33,297
Camden Property Trust	318	32,277
AGNC Investment Corp.	1,781	32,058
National Retail Properties, Inc.	571	31,628
VICI Properties, Inc.	1,420	31,070
Gaming and Leisure Properties, Inc.	775	29,892
Lamar Advertising Co. — Class A	368	29,168
Kimco Realty Corp.	1,576	29,156
Omega Healthcare Investors, Inc.	763	29,108
Apartment Investment & Management Co. — Class A	572	28,760
Kilroy Realty Corp.	378	28,713
STORE Capital Corp.	853	28,575
SL Green Realty Corp.	311	27,965
Liberty Property Trust	571	27,648
New Residential Investment Corp.	1,600	27,056
Douglas Emmett, Inc.	660	26,677
American Homes 4 Rent — Class A	1,170	26,582
Park Hotels & Resorts, Inc.	824	25,610
CubeSmart	792	25,376
Macerich Co.	583	25,273
Brixmor Property Group, Inc.	1,331	24,450
CyrusOne, Inc.	463	24,280
Sabra Health Care REIT, Inc.	989	19,256
Senior Housing Properties Trust	1,410	16,610
PotlatchDeltic Corp.	429	16,212
Uniti Group, Inc.[1]	1,383	15,476
Total REITs		2,084,613
Insurance - 19.6%
Berkshire Hathaway, Inc. — Class B*	1,122	225,399
Marsh & McLennan Companies, Inc.	754	70,801
Progressive Corp.	925	66,683
MetLife, Inc.	1,514	64,451
Chubb Ltd.	452	63,316
Aflac, Inc.	1,260	63,000
Travelers Companies, Inc.	454	62,271

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Insurance - 19.6% (continued)
American International Group, Inc.	1,439	$61,963
Prudential Financial, Inc.	669	61,468
Allstate Corp.	618	58,203
Willis Towers Watson plc	289	50,763
Hartford Financial Services Group, Inc.	882	43,853
Aon plc	252	43,016
Arthur J Gallagher & Co.	541	42,252
Loews Corp.	832	39,878
Cincinnati Financial Corp.	449	38,569
Principal Financial Group, Inc.	751	37,693
Arch Capital Group Ltd.*	1,144	36,974
Lincoln National Corp.	586	34,398
Everest Re Group Ltd.	157	33,906
Fidelity National Financial, Inc.	910	33,260
AXA Equitable Holdings, Inc.	1,636	32,949
Voya Financial, Inc.	554	27,678
Athene Holding Ltd. — Class A*	678	27,662
Unum Group	801	27,098
Assurant, Inc.	260	24,677
Brighthouse Financial, Inc.*	564	20,467
Total Insurance		1,392,648
Diversified Financial Services - 15.8%
American Express Co.	879	96,075
BlackRock, Inc. — Class A	201	85,901
CME Group, Inc. — Class A	480	78,998
Charles Schwab Corp.	1,758	75,172
Intercontinental Exchange, Inc.	903	68,755
Capital One Financial Corp.	764	62,411
TD Ameritrade Holding Corp.	1,045	52,240
T. Rowe Price Group, Inc.	490	49,059
Discover Financial Services	689	49,029
Synchrony Financial	1,493	47,627
Interactive Brokers Group, Inc. — Class A	885	45,914
Ameriprise Financial, Inc.	341	43,682
Franklin Resources, Inc.	1,267	41,988
Nasdaq, Inc.	460	40,245
Raymond James Financial, Inc.	430	34,576
Ally Financial, Inc.	1,255	34,500
Cboe Global Markets, Inc.	353	33,690
E*TRADE Financial Corp.	718	33,337
SEI Investments Co.	557	29,103
Invesco Ltd.	1,460	28,193
LPL Financial Holdings, Inc.	343	23,890
Affiliated Managers Group, Inc.	223	23,886
Jefferies Financial Group, Inc.	1,264	23,751
LendingTree, Inc.*,1	65	22,851
Total Diversified Financial Services		1,124,873
Commercial Services - 2.4%
S&P Global, Inc.	361	76,008
Moody's Corp.	332	60,122
MarketAxess Holdings, Inc.	139	34,205
Total Commercial Services		170,335
Savings & Loans - 0.9%
People's United Financial, Inc.	1,512	24,857
Sterling Bancorp	1,057	19,692
Investors Bancorp, Inc.	1,569	18,593
Total Savings & Loans		63,142
Private Equity - 0.6%
KKR & Company, Inc. — Class A	1,872	43,973
Software - 0.6%
MSCI, Inc. — Class A	221	43,944
Media - 0.5%
FactSet Research Systems, Inc.	130	32,275
Total Common Stocks
(Cost $3,283,951)		7,056,497

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$29,445	29,445
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	7,361	7,361
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	6,593	6,593
Total Repurchase Agreements
(Cost $43,399)		43,399

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	54,558	54,558
Total Securities Lending Collateral
(Cost $54,558)		54,558
Total Investments - 100.6%
(Cost $3,381,908)		$7,154,454
Other Assets & Liabilities, net - (0.6)%		(40,428)
Total Net Assets - 100.0%		$7,114,026

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,056,497	$—	$—	$7,056,497
Repurchase Agreements	—	43,399	—	43,399
Securities Lending Collateral	54,558	—	—	54,558
Total Assets	$7,111,055	$43,399	$—	$7,154,454

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 77.2%
Guggenheim Variable Insurance Strategy Fund III[1]	204,152	$5,052,771
Guggenheim Strategy Fund II1	97,802	2,426,462
Guggenheim Strategy Fund III[1]	91,753	2,274,552
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	73,384	731,642
Total Mutual Funds
(Cost $10,515,753)		10,485,427

	Face Amount
U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	$1,135,000	1,134,925
Total U.S. Treasury Bills
(Cost $1,134,925)		1,134,925

REPURCHASE AGREEMENTS††,4 - 12.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	1,178,726	1,178,726
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	294,681	294,681
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	263,940	263,940
Total Repurchase Agreements
(Cost $1,737,347)		1,737,347
Total Investments - 98.3%
(Cost $13,388,025)		$13,357,699
Other Assets & Liabilities, net - 1.7%		230,259
Total Net Assets - 100.0%		$13,587,958

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	53	Jun 2019	$5,210,801	$76,253
Long Gilt Futures Contracts††	15	Jun 2019	2,530,184	44,533
Euro - Bobl Futures Contracts	32	Jun 2019	4,780,792	39,260
Canadian Government 10 Year Bond Futures Contracts	17	Jun 2019	1,771,464	35,597
U.S. Treasury Long Bond Futures Contracts	7	Jun 2019	1,049,344	26,313
Australian Government 3 Year Bond Futures Contracts	81	Jun 2019	6,536,025	24,301
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2019	505,125	15,330
U.S. Treasury 10 Year Note Futures Contracts	6	Jun 2019	745,875	11,242
Euro - 30 year Bond Futures Contracts	1	Jun 2019	215,146	10,419
U.S. Treasury 2 Year Note Futures Contracts	19	Jun 2019	4,049,672	10,413
U.S. Treasury 5 Year Note Futures Contracts	9	Jun 2019	1,043,086	9,006
Euro - BTP Italian Government Bond Futures Contracts††	15	Jun 2019	2,177,886	8,342
			$30,615,400	$311,009

Equity Futures Contracts Purchased†
Amsterdam Index Futures Contracts	4	Apr 2019	$492,763	$8,962
SPI 200 Index Futures Contracts	13	Jun 2019	1,428,366	5,453
CAC 40 10 Euro Index Futures Contracts	7	Apr 2019	420,330	3,979
Hang Seng Index Futures Contracts††	2	Apr 2019	371,662	2,618
Dow Jones Industrial Average Index Mini Futures Contracts	2	Jun 2019	259,350	717
MSCI Taiwan Stock Index Futures Contracts	1	Apr 2019	39,280	497
S&P 500 Index Mini Futures Contracts	1	Jun 2019	141,900	4
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2019	286,690	(752)
IBEX 35 Index Futures Contracts††	2	Apr 2019	206,580	(1,593)
CBOE Volatility Index Futures Contracts	29	Aug 2019	493,000	(7,810)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
CBOE Volatility Index Futures Contracts	37	Sep 2019	$634,550	$(7,979)
			$4,774,471	$4,096

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	2	Jun 2019	$136,420	$(328)
Mexican Peso Futures Contracts	23	Jun 2019	585,120	(3,140)
			$721,540	$(3,468)

Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	37	Dec 2019	$1,395,640	$38,200
LME Zinc Futures Contracts	1	May 2019	73,844	3,972
WTI Crude Futures Contracts	2	May 2019	120,300	1,475
Brent Crude Futures Contracts	3	June 2019	202,740	575
Copper Futures Contracts	1	May 2019	73,300	572
Sugar #11 Futures Contracts	2	May 2019	28,022	330
Cotton #2 Futures Contracts	1	May 2019	38,800	(16)
Wheat Futures Contracts	2	May 2019	45,925	(210)
Gold 100 oz. Futures Contracts	1	Jun 2019	129,700	(453)
Lean Hogs Futures Contracts	1	Jun 2019	35,060	(2,863)
Silver Futures Contracts	1	May 2019	75,500	(3,243)
Hard Red Winter Wheat Futures Contracts	25	May 2019	538,125	(8,977)
Natural Gas Futures Contracts	11	May 2019	293,480	(15,988)
Live Cattle Futures Contracts	44	Aug 2019	2,036,320	(28,686)
			$5,086,756	$(15,312)

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	44	Sep 2019	$988,350	$60,046
Coffee 'C' Futures Contracts	11	May 2019	389,400	22,350
Soybean Futures Contracts	14	May 2019	618,800	21,430
Natural Gas Futures Contracts	13	July 2019	361,270	18,347
Soybean Oil Futures Contracts	19	May 2019	323,532	16,697
Corn Futures Contracts	14	May 2019	249,725	14,022
Soybean Meal Futures Contracts	14	May 2019	427,840	8,727
Wheat Futures Contracts	12	Sep 2019	283,200	3,889
Live Cattle Futures Contracts	14	Oct 2019	655,060	3,198
NY Harbor ULSD Futures Contracts	2	May 2019	165,430	1,549
Low Sulphur Gas Oil Futures Contracts	3	May 2019	181,500	1,520
Live Cattle Futures Contracts	8	Jun 2019	380,800	1,404
LME Primary Aluminum Futures Contracts	6	May 2019	285,225	1,363
LME Lead Futures Contracts	2	May 2019	100,662	532
Cattle Feeder Futures Contracts	2	May 2019	149,025	(2,956)
Cocoa Futures Contracts	8	May 2019	182,880	(4,544)
Cotton #2 Futures Contracts	29	Jul 2019	1,135,350	(64,316)
			$6,878,049	$103,258

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	28	Apr 2019	$425,040	$20,142
DAX Index Futures Contracts	2	Jun 2019	648,575	6,986
Russell 2000 Index Mini Futures Contracts	2	Jun 2019	154,440	351
Tokyo Stock Price Index Futures Contracts	3	Jun 2019	432,729	(12)
FTSE 100 Index Futures Contracts	1	Jun 2019	94,017	(162)
OMX Stockholm 30 Index Futures Contracts††	6	Apr 2019	100,004	(484)
HSCEI Index Futures Contracts	1	Apr 2019	72,815	(865)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2019	191,933	(910)
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2019	190,170	(4,142)
			$2,309,723	$20,904

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts	22	Jun 2019	$2,763,884	$(83)
Euro - Bund Futures Contracts	6	Jun 2019	1,120,027	(3,878)
			$3,883,911	$(3,961)

Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	10	Jun 2019	$1,411,313	$13,115
British Pound Futures Contracts	1	Jun 2019	81,706	1,433
Canadian Dollar Futures Contracts	4	Jun 2019	299,880	1,110
Japanese Yen Futures Contracts	6	Jun 2019	680,887	(1,553)
Australian Dollar Futures Contracts	18	Jun 2019	1,279,980	(2,026)
Swiss Franc Futures Contracts	31	Jun 2019	3,920,725	(19,621)
			$7,674,491	$(7,542)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,485,427	$—	$—	$10,485,427
U.S. Treasury Bills	—	1,134,925	—	1,134,925
Repurchase Agreements	—	1,737,347	—	1,737,347
Interest Rate Futures Contracts**	258,134	52,875	—	311,009
Equity Futures Contracts**	47,091	2,618	—	49,709
Currency Futures Contracts**	15,658	—	—	15,658
Commodity Futures Contracts**	220,198	—	—	220,198
Total Assets	$11,026,508	$2,927,765	$—	$13,954,273

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$3,961	$—	$—	$3,961
Equity Futures Contracts**	22,632	2,077	—	24,709
Currency Futures Contracts**	26,668	—	—	26,668
Commodity Futures Contracts**	132,252	—	—	132,252
Total Liabilities	$185,513	$2,077	$—	$187,590

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,410,909	$16,520	$–	$–	$(967)	$2,426,462	97,802	$16,819
Guggenheim Strategy Fund III	2,258,972	15,576	–	–	4	2,274,552	91,753	15,885
Guggenheim Ultra Short Duration Fund - Institutional Class	726,522	4,387	–	–	733	731,642	73,384	4,464
Guggenheim Variable Insurance Strategy Fund III	5,318,567	34,312	(300,000)	(2,699)	2,591	5,052,771	204,152	34,454
	$10,714,970	$70,795	$(300,000)	$(2,699)	$2,361	$10,485,427		$71,622

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 22.8%
Guggenheim Strategy Fund II1	87,701	$2,175,850
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	79,948	797,080
Total Mutual Funds
(Cost $2,980,791)		2,972,930

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 37.4%
U.S. Treasury Bonds
3.00% due 02/15/49	$4,700,000	4,878,453
Total U.S. Government Securities
(Cost $4,678,739)		4,878,453

FEDERAL AGENCY DISCOUNT NOTES†† - 30.6%
Farmer Mac
2.36% due 04/02/19[2]	2,500,000	2,499,836
Federal Home Loan Bank
2.39% due 04/11/19[2]	500,000	499,668
2.40% due 04/18/19[2]	400,000	399,547
Fannie Mae
2.40% due 04/17/19[2]	300,000	299,680
Freddie Mac
2.39% due 04/17/19[2]	288,000	287,694
Total Federal Agency Discount Notes
(Cost $3,986,425)		3,986,425

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	203,000	202,987
Total U.S. Treasury Bills
(Cost $202,987)		202,987

REPURCHASE AGREEMENTS††,4 - 11.2%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	988,925	988,925
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	247,231	247,231
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	221,439	221,439
Total Repurchase Agreements
(Cost $1,457,595)		1,457,595
Total Investments - 103.5%
(Cost $13,306,537)		$13,498,390
Other Assets & Liabilities, net - (3.5)%		(452,208)
Total Net Assets - 100.0%		$13,046,182

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	71	Jun 2019	$11,954,625	$308,761

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,972,930	$—	$—	$2,972,930
U.S. Government Securities	—	4,878,453	—	4,878,453
Federal Agency Discount Notes	—	3,986,425	—	3,986,425
U.S. Treasury Bills	—	202,987	—	202,987
Repurchase Agreements	—	1,457,595	—	1,457,595
Interest Rate Futures Contracts**	308,761	—	—	308,761
Total Assets	$3,281,691	$10,525,460	$—	$13,807,151

** This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,111,413	$65,687	$(1,000,000)	$(7,296)	$6,046	$2,175,850	87,701	$16,072
Guggenheim Ultra Short Duration Fund - Institutional Class	1,590,738	1,205,543	(2,000,000)	(6,989)	7,788	797,080	79,948	5,711
	$4,702,151	$1,271,230	$(3,000,000)	$(14,285)	$13,834	$2,972,930		$21,783

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Pharmaceuticals - 33.7%
Johnson & Johnson	5,990	$837,342
Pfizer, Inc.	15,670	665,505
Merck & Company, Inc.	7,606	632,591
Eli Lilly & Co.	4,003	519,429
AbbVie, Inc.	5,770	465,004
Bristol-Myers Squibb Co.	8,006	381,966
CVS Health Corp.	6,337	341,755
Cigna Corp.	1,998	321,318
Zoetis, Inc.	2,970	298,990
Allergan plc	1,992	291,649
McKesson Corp.	1,695	198,417
AmerisourceBergen Corp. — Class A	2,167	172,320
Teva Pharmaceutical Industries Ltd. ADR*	10,831	169,830
Canopy Growth Corp.*,1	3,800	164,806
Mylan N.V.*	5,660	160,404
Jazz Pharmaceuticals plc*	1,102	157,531
Cardinal Health, Inc.	3,202	154,176
Novartis AG ADR	1,560	149,978
Alkermes plc*	3,942	143,844
Perrigo Company plc	2,955	142,313
Tilray, Inc. — Class 2*,1	2,110	138,247
AstraZeneca plc ADR	3,418	138,190
Bausch Health Companies, Inc.*	5,105	126,094
DexCom, Inc.*	1,053	125,412
Sarepta Therapeutics, Inc.*	1,026	122,289
Neurocrine Biosciences, Inc.*	1,362	119,992
PRA Health Sciences, Inc.*	1,065	117,459
Array BioPharma, Inc.*	4,007	97,691
Nektar Therapeutics*	2,882	96,835
Global Blood Therapeutics, Inc.*	1,367	72,355
Heron Therapeutics, Inc.*	2,496	61,002
Mallinckrodt plc*	2,593	56,372
Total Pharmaceuticals		7,641,106
Healthcare-Products - 28.3%
Abbott Laboratories	6,347	507,379
Thermo Fisher Scientific, Inc.	1,652	452,186
Danaher Corp.	3,189	421,012
Stryker Corp.	1,871	369,560
Becton Dickinson and Co.	1,389	346,875
Intuitive Surgical, Inc.*	605	345,201
Medtronic plc	3,661	333,444
Boston Scientific Corp.*	7,960	305,505
Baxter International, Inc.	3,478	282,796
Edwards Lifesciences Corp.*	1,441	275,707
Zimmer Biomet Holdings, Inc.	1,746	222,964
Align Technology, Inc.*	749	212,963
IDEXX Laboratories, Inc.*	862	192,743
ResMed, Inc.	1,622	168,639
Cooper Companies, Inc.	555	164,374
Hologic, Inc.*	3,350	162,140
Teleflex, Inc.	527	159,238
Varian Medical Systems, Inc.*	1,098	155,609
ABIOMED, Inc.*	502	143,366
Dentsply Sirona, Inc.	2,874	142,522
LivaNova plc*	1,397	135,858
Henry Schein, Inc.*	2,161	129,898
Bio-Techne Corp.	593	117,740
Masimo Corp.*	839	116,017
Insulet Corp.*,1	1,047	99,559
ICU Medical, Inc.*	400	95,732
Integra LifeSciences Holdings Corp.*	1,651	91,994
NuVasive, Inc.*	1,333	75,701
Tandem Diabetes Care, Inc.*	1,150	73,025
Inogen, Inc.*	640	61,037
Patterson Companies, Inc.	2,746	60,000
Total Healthcare-Products		6,420,784
Biotechnology - 19.0%
Amgen, Inc.	2,436	462,791
Gilead Sciences, Inc.	5,995	389,735
Celgene Corp.*	3,745	353,303
Regeneron Pharmaceuticals, Inc.*	702	288,255
Vertex Pharmaceuticals, Inc.*	1,559	286,778
Illumina, Inc.*	921	286,146
Biogen, Inc.*	1,048	247,726
Alexion Pharmaceuticals, Inc.*	1,716	231,969
Incyte Corp.*	2,142	184,233
BioMarin Pharmaceutical, Inc.*	1,813	161,049
Seattle Genetics, Inc.*	1,955	143,184
Ionis Pharmaceuticals, Inc.*	1,737	140,992
Alnylam Pharmaceuticals, Inc.*	1,439	134,475
Exact Sciences Corp.*	1,477	127,938
Bluebird Bio, Inc.*	782	123,032
Sage Therapeutics, Inc.*	762	121,196
Exelixis, Inc.*	4,615	109,837
United Therapeutics Corp.*	820	96,243
ACADIA Pharmaceuticals, Inc.*	3,057	82,080
Immunomedics, Inc.*	4,227	81,201
Intercept Pharmaceuticals, Inc.*	673	75,282
Ligand Pharmaceuticals, Inc. — Class B*	532	66,878
PTC Therapeutics, Inc.*	1,698	63,913
Myriad Genetics, Inc.*	1,870	62,084
Total Biotechnology		4,320,320
Healthcare-Services - 13.4%
UnitedHealth Group, Inc.	2,559	632,738
Anthem, Inc.	1,228	352,411
HCA Healthcare, Inc.	2,138	278,752
Humana, Inc.	930	247,380
IQVIA Holdings, Inc.*	1,589	228,578
Centene Corp.*	3,506	186,169
WellCare Health Plans, Inc.*	614	165,626
Laboratory Corporation of America Holdings*	1,068	163,383
Quest Diagnostics, Inc.	1,652	148,548
Universal Health Services, Inc. — Class B	1,102	147,415
DaVita, Inc.*	2,328	126,387
Molina Healthcare, Inc.*	889	126,202
Amedisys, Inc.*	673	82,954
Teladoc Health, Inc.*	1,440	80,064
Acadia Healthcare Company, Inc.*	2,260	66,241
Total Healthcare-Services		3,032,848
Electronics - 2.6%
Agilent Technologies, Inc.	2,661	213,891
Waters Corp.*	740	186,266

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Electronics - 2.6% (continued)
Mettler-Toledo International, Inc.*	254	$183,642
Total Electronics		583,799
Software - 2.0%
Veeva Systems, Inc. — Class A*	1,442	182,932
Cerner Corp.*	3,183	182,100
Medidata Solutions, Inc.*	1,214	88,913
Total Software		453,945
Commercial Services - 0.4%
HealthEquity, Inc.*	1,135	83,967
Total Common Stocks
(Cost $10,319,136)		22,536,769

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$159,698	159,698
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	39,924	39,924
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	35,759	35,759
Total Repurchase Agreements
(Cost $235,381)		235,381

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	261,263	261,263
Total Securities Lending Collateral
(Cost $261,263)		261,263
Total Investments - 101.5%
(Cost $10,815,780)		$23,033,413
Other Assets & Liabilities, net - (1.5)%		(350,023)
Total Net Assets - 100.0%		$22,683,390

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,536,769	$—	$—	$22,536,769
Repurchase Agreements	—	235,381	—	235,381
Securities Lending Collateral	261,263	—	—	261,263
Total Assets	$22,798,032	$235,381	$—	$23,033,413

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.1%
iShares iBoxx High Yield Corporate Bond ETF[1]	20	$1,729
SPDR Bloomberg Barclays High Yield Bond ETF[1]	47	1,691
Total Exchange-Traded Funds
(Cost $3,012)		3,420

MUTUAL FUNDS† - 54.1%
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	157,119	1,566,472
Guggenheim Strategy Fund II2	63,036	1,563,927
Total Mutual Funds
(Cost $3,119,337)		3,130,399

	Face Amount
FEDERAL AGENCY NOTES†† - 13.6%
Federal Home Loan Bank
2.42% (1 Month USD LIBOR - 0.07%, Rate Floor: 0.00%) due 10/01/19[3]	$290,000	289,911
Freddie Mac
1.75% due 05/30/19	200,000	199,778
Farmer Mac
1.55% due 07/03/19	200,000	199,597
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	100,000	99,915
Total Federal Agency Notes
(Cost $789,253)		789,201

FEDERAL AGENCY DISCOUNT NOTES†† - 5.2%
Fannie Mae
2.40% due 04/17/19[4]	300,000	299,680
Total Federal Agency Discount Notes
(Cost $299,680)		299,680

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
2.31% due 04/02/194.5	36,000	35,998
Total U.S. Treasury Bills
(Cost $35,998)		35,998

REPURCHASE AGREEMENTS††,6 - 22.3%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[7]	877,838	877,838
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[7]	219,459	219,459
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[7]	196,565	196,565
Total Repurchase Agreements
(Cost $1,293,862)		1,293,862

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[9]	2,606	2,606
Total Securities Lending Collateral
(Cost $2,606)		2,606
Total Investments - 95.9%
(Cost $5,543,748)		$5,555,166
Other Assets & Liabilities, net - 4.1%		238,383
Total Net Assets - 100.0%		$5,793,549

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	44	Jun 2019	$5,099,531	$43,211

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.32 Index	5.00%	Quarterly	06/20/24	$5,000,000	$332,500	$301,125	$31,375

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††,10
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	1.99%	At Maturity	04/26/19	8,934	$772,523	$5,896

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2019.
[10]	Total Return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing rate. Rate indicated is the rate effective at March 31, 2019. .

CDX.NA.HY.32 Index — Credit Default Swap North American High Yield Series 32 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,420	$—	$—	$3,420
Mutual Funds	3,130,399	—	—	3,130,399
Federal Agency Notes	—	789,201	—	789,201
Federal Agency Discount Notes	—	299,680	—	299,680
U.S. Treasury Bills	—	35,998	—	35,998
Repurchase Agreements	—	1,293,862	—	1,293,862
Securities Lending Collateral	2,606	—	—	2,606
Interest Rate Futures Contracts**	43,211	—	—	43,211
Credit Default Swap Agreements**	—	31,375	—	31,375
Equity Index Swap Agreements**	—	5,896	—	5,896
Total Assets	$3,179,636	$2,456,012	$—	$5,635,648

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,349,675	$2,013,662	$(1,800,000)	$918	$(328)	$1,563,927	63,036	$13,829
Guggenheim Ultra Short Duration Fund - Institutional Class	1,002,262	2,412,041	(1,850,000)	602	1,567	1,566,472	157,119	12,147
	$2,351,937	$4,425,703	$(3,650,000)	$1,520	$1,239	$3,130,399		$25,976

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.9%
Internet - 58.2%
Amazon.com, Inc.*	453	$806,680
Alphabet, Inc. — Class A*	650	764,978
Facebook, Inc. — Class A*	3,572	595,417
Netflix, Inc.*	944	336,593
Alibaba Group Holding Ltd. ADR*	1,582	288,636
Booking Holdings, Inc.*	138	240,798
Baidu, Inc. ADR*	1,013	166,993
eBay, Inc.	4,368	162,227
JD.com, Inc. ADR*	5,088	153,403
Twitter, Inc.*	4,253	139,839
Palo Alto Networks, Inc.*	528	128,241
VeriSign, Inc.*	701	127,274
IAC/InterActiveCorp*	552	115,981
Ctrip.com International Ltd. ADR*	2,627	114,774
Expedia Group, Inc.	964	114,716
Match Group, Inc.[1]	1,963	111,125
GoDaddy, Inc. — Class A*	1,312	98,649
MercadoLibre, Inc.*	192	97,484
Wayfair, Inc. — Class A*,1	639	94,859
Weibo Corp. ADR*,1	1,485	92,055
Baozun, Inc. ADR*,1	2,216	92,053
Autohome, Inc. ADR*	860	90,403
Shopify, Inc. — Class A*	419	86,574
F5 Networks, Inc.*	547	85,841
Wix.com Ltd.*	710	85,789
YY, Inc. ADR*	998	83,842
58.com, Inc. ADR*	1,241	81,509
Okta, Inc.*	980	81,075
SINA Corp.*	1,330	78,789
Etsy, Inc.*	1,125	75,622
TripAdvisor, Inc.*	1,422	73,162
Zillow Group, Inc. — Class A*	2,081	71,170
Zillow Group, Inc. — Class C*,1	2,008	69,758
GrubHub, Inc.*	949	65,927
Cargurus, Inc.*	1,470	58,888
Yelp, Inc. — Class A*	1,334	46,023
Shutterfly, Inc.*	796	32,349
Stamps.com, Inc.*	387	31,506
Total Internet		6,041,002
Software - 18.8%
salesforce.com, Inc.*	1,873	296,627
Activision Blizzard, Inc.	3,589	163,407
Electronic Arts, Inc.*	1,515	153,970
Veeva Systems, Inc. — Class A*	912	115,696
Twilio, Inc. — Class A*	795	102,698
NetEase, Inc. ADR	411	99,236
Citrix Systems, Inc.	985	98,165
Akamai Technologies, Inc.*	1,281	91,861
Momo, Inc. ADR*	2,331	89,138
Take-Two Interactive Software, Inc.*	920	86,820
HUYA, Inc. ADR*,1	3,027	85,150
Dropbox, Inc. — Class A*	3,710	80,878
Bilibili, Inc. ADR*,1	4,140	78,453
MongoDB, Inc.*	480	70,570
HubSpot, Inc.*	420	69,808
New Relic, Inc.*	617	60,898
Coupa Software, Inc.*	653	59,410
j2 Global, Inc.	657	56,896
Cornerstone OnDemand, Inc.*	880	48,206
Box, Inc. — Class A*	2,378	45,919
Total Software		1,953,806
Telecommunications - 11.5%
Cisco Systems, Inc.	7,839	423,228
Arista Networks, Inc.*	429	134,903
Motorola Solutions, Inc.	939	131,854
Juniper Networks, Inc.	3,087	81,713
GDS Holdings Ltd. ADR*,1	2,118	75,591
ARRIS International plc*	2,048	64,737
Ciena Corp.*	1,731	64,636
ViaSat, Inc.*	769	59,598
CommScope Holding Company, Inc.*	2,591	56,302
LogMeIn, Inc.	678	54,308
Finisar Corp.*	1,934	44,811
Total Telecommunications		1,191,681
Commercial Services - 4.6%
PayPal Holdings, Inc.*	2,943	305,601
CoStar Group, Inc.*	245	114,273
2U, Inc.*	780	55,263
Total Commercial Services		475,137
Diversified Financial Services - 2.2%
TD Ameritrade Holding Corp.	2,770	138,472
E*TRADE Financial Corp.	1,920	89,146
Total Diversified Financial Services		227,618
REITS - 1.6%
Equinix, Inc.	375	169,935
Computers - 1.6%
Nutanix, Inc. — Class A*	1,783	67,290
Lumentum Holdings, Inc.*	1,011	57,162
NetScout Systems, Inc.*	1,442	40,477
Total Computers		164,929
Advertising - 0.7%
Trade Desk, Inc. — Class A*	383	75,815
Retail - 0.7%
Qurate Retail, Inc. — Class A*	4,389	70,136
Total Common Stocks
(Cost $5,051,319)		10,370,059

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$55,671	55,671
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	13,918	13,918
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	12,466	12,466
Total Repurchase Agreements
(Cost $82,055)		82,055

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	$478,173	$478,173
Total Securities Lending Collateral
(Cost $478,173)		478,173
Total Investments - 105.3%
(Cost $5,611,547)		10,930,287
Other Assets & Liabilities, net - (5.3)%		(547,759)
Total Net Assets - 100.0%		$10,382,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,370,059	$—	$—	$10,370,059
Repurchase Agreements	—	82,055	—	82,055
Securities Lending Collateral	478,173	—	—	478,173
Total Assets	$10,848,232	$82,055	$—	$10,930,287

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 52.0%
Guggenheim Strategy Fund II1	42,130	$1,045,242
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	84,568	843,140
Total Mutual Funds
(Cost $1,887,683)		1,888,382

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.1%
Fannie Mae
2.40% due 04/17/19[2]	$431,000	430,540
Federal Home Loan Bank
2.06% due 04/01/19[2]	300,000	300,000
Total Federal Agency Discount Notes
(Cost $730,540)		730,540

U.S. TREASURY BILLS†† - 13.7%
U.S. Treasury Bills
2.39% due 05/07/19[2,3]	500,000	498,807
Total U.S. Treasury Bills
(Cost $498,807)		498,807

FEDERAL AGENCY NOTES†† - 4.1%
Farmer Mac
1.55% due 07/03/19	100,000	99,798
Freddie Mac
1.75% due 05/30/19	50,000	49,945
Total Federal Agency Notes
(Cost $149,670)		149,743

REPURCHASE AGREEMENTS††,4 - 41.0%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[3]	1,010,482	1,010,482
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[3]	252,621	252,621
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[3]	226,267	226,267
Total Repurchase Agreements
(Cost $1,489,370)		1,489,370
Total Investments - 130.9%
(Cost $4,756,070)		$4,756,842
Other Assets & Liabilities, net - (30.9)%		(1,123,676)
Total Net Assets - 100.0%		$3,633,166

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	(2.50%)	At Maturity	04/29/19	119	$3,092,244	$(36,143)
Barclays Bank plc	Dow Jones Industrial Average Index	(2.66%)	At Maturity	04/30/19	159	4,111,783	(48,066)
						$7,204,027	$(84,209)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,888,382	$—	$—	$1,888,382
Federal Agency Discount Notes	—	730,540	—	730,540
U.S. Treasury Bills	—	498,807	—	498,807
Federal Agency Notes	—	149,743	—	149,743
Repurchase Agreements	—	1,489,370	—	1,489,370
Total Assets	$1,888,382	$2,868,460	$—	$4,756,842

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$84,209	$—	$84,209

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	649,397	905,912	(510,000)	(3,173)	3,106	1,045,242	42,130	6,004
Guggenheim Ultra Short Duration Fund - Institutional Class	447,159	904,737	(510,000)	(1,245)	2,489	843,140	84,568	4,784
	$1,096,556	$1,810,649	$(1,020,000)	$(4,418)	$5,595	$1,888,382		$10,788

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 45.4%
Guggenheim Strategy Fund II1	34,317	$851,396
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	85,395	851,390
Total Mutual Funds
(Cost $1,702,750)		1,702,786

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.0%
Fannie Mae
2.40% due 04/17/19[2]	$300,000	299,680
Total Federal Agency Discount Notes
(Cost $299,680)		299,680

FEDERAL AGENCY NOTES†† - 6.1%
Freddie Mac
1.75% due 05/30/19	130,000	129,856
Farmer Mac
1.55% due 07/03/19	100,000	99,799
Total Federal Agency Notes
(Cost $229,581)		229,655

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	15,000	14,999
Total U.S. Treasury Bills
(Cost $14,999)		14,999

REPURCHASE AGREEMENTS†† - 80.8%
Individual Repurchase Agreements[4]
Mizuho Financial Group, Inc. Issued 03/29/19 at 1.85% due 04/01/19 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/49 as collateral, with a value of $1,563,595) to be repurchased at $1,532,928	1,532,692	1,532,692
Barclays Capital Issued 03/29/19 at 0.25% due 04/01/19 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/49 as collateral, with a value of $833,473) to be repurchased at $817,017	817,000	817,000
Joint Repurchase Agreements[5]
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	458,615	458,615
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	114,654	114,654
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	102,693	102,693
Total Repurchase Agreements
(Cost $3,025,654)		3,025,654
Total Investments - 140.7%
(Cost $5,272,664)		$5,272,774

U.S. Government Securities Sold Short†† - (63.7%)
U.S. Treasury Bonds
3.00% due 02/15/49	2,300,000	(2,387,328)
Total U.S. Government Securities Sold Short
(Proceeds $2,324,033)		(2,387,328)
Other Assets & Liabilities, net - 23.0%		860,543
Total Net Assets - 100.0%		$3,745,989

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	9	Jun 2019	$1,515,375	$(20,951)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	All or a portion of this security is pledged as short security collateral at March 31, 2019.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,702,786	$—	$—	$1,702,786
Federal Agency Discount Notes	—	299,680	—	299,680
Federal Agency Notes	—	229,655	—	229,655
U.S. Treasury Bills	—	14,999	—	14,999
Repurchase Agreements	—	3,025,654	—	3,025,654
Total Assets	$1,702,786	$3,569,988	$—	$5,272,774

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$2,387,328	$—	$2,387,328
Interest Rate Futures Contracts**	20,951	—	—	20,951
Total Liabilities	$20,951	$2,387,328	$—	$2,408,279

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,467,994	$8,739	$(625,000)	$(3,459)	$3,122	$851,396	34,317	$8,920
Guggenheim Ultra Short Duration Fund - Institutional Class	1,452,530	7,708	(610,000)	(3,086)	4,238	851,390	85,395	7,862
	$2,920,524	$16,447	$(1,235,000)	$(6,545)	$7,360	$1,702,786		$16,782

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 56.0%
Guggenheim Strategy Fund II1	4,466	$110,807
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	10,071	100,408
Total Mutual Funds
(Cost $211,029)		211,215

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 6.6%
Fannie Mae
2.50% due 05/08/19[2]	$15,000	14,962
2.45% due 04/24/19[2]	10,000	9,984
Total Federal Agency Discount Notes
(Cost $24,946)		24,946

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
2.31% due 04/02/19[2]	9,000	8,999
Total U.S. Treasury Bills
(Cost $8,999)		8,999

REPURCHASE AGREEMENTS††,3 - 36.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[4]	93,812	93,812
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[4]	23,453	23,453
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[4]	21,006	21,006
Total Repurchase Agreements
(Cost $138,271)		138,271
Total Investments - 101.7%
(Cost $383,245)		$383,431
Other Assets & Liabilities, net - (1.7)%		(6,347)
Total Net Assets - 100.0%		$377,084

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(2.60%)	At Maturity	04/30/19	10	$19,876	$(225)
Goldman Sachs International	S&P MidCap 400 Index	(2.45%)	At Maturity	04/29/19	61	115,952	(1,207)
BNP Paribas	S&P MidCap 400 Index	(2.35%)	At Maturity	04/29/19	127	240,676	(2,731)
						$376,504	$(4,163)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$211,215	$—	$—	$211,215
Federal Agency Discount Notes	—	24,946	—	24,946
U.S. Treasury Bills	—	8,999	—	8,999
Repurchase Agreements	—	138,271	—	138,271
Total Assets	$211,215	$172,216	$—	$383,431

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,163	$—	$4,163

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$129,855	$80,959	$(100,000)	$(315)	$308	$110,807	4,466	$969
Guggenheim Ultra Short Duration Fund - Institutional Class	119,433	80,834	(100,000)	(284)	425	100,408	10,071	842
	$249,288	$161,793	$(200,000)	$(599)	$733	$211,215		$1,811

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 61.7%
Guggenheim Strategy Fund II1	22,164	$549,890
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	39,157	390,393
Total Mutual Funds
(Cost $938,851)		940,283

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.1%
Federal Home Loan Bank
2.06% due 04/01/19[2]	$100,000	100,000
Farmer Mac
2.36% due 04/02/19[2]	100,000	99,993
Total Federal Agency Discount Notes
(Cost $199,993)		199,993

FEDERAL AGENCY NOTES†† - 2.0%
Freddie Mac
1.75% due 05/30/19	30,000	29,967
Total Federal Agency Notes
(Cost $29,967)		29,967

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	23,000	22,998
Total U.S. Treasury Bills
(Cost $22,998)		22,998

REPURCHASE AGREEMENTS††,4 - 23.1%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	238,679	238,679
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	59,670	59,670
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	53,445	53,445
Total Repurchase Agreements
(Cost $351,794)		351,794
Total Investments - 101.4%
(Cost $1,543,603)		$1,545,035
Other Assets & Liabilities, net - (1.4)%		(20,607)
Total Net Assets - 100.0%		$1,524,428

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2019	$148,045	$(6,959)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(2.76%)	At Maturity	04/30/19	16	$118,364	$(1,132)
BNP Paribas	NASDAQ-100 Index	(2.50%)	At Maturity	04/29/19	172	1,272,161	(12,166)
						$1,390,525	$(13,298)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100®Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$940,283	$—	$—	$940,283
Federal Agency Discount Notes	—	199,993	—	199,993
Federal Agency Notes	—	29,967	—	29,967
U.S. Treasury Bills	—	22,998	—	22,998
Repurchase Agreements	—	351,794	—	351,794
Total Assets	$940,283	$604,752	$—	$1,545,035

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,959	$—	$—	$6,959
Equity Index Swap Agreements**	—	13,298	—	13,298
Total Liabilities	$6,959	$13,298	$—	$20,257

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,919,490	$455,947	$(1,825,000)	$(2,300)	$1,753	$549,890	22,164	$6,185
Guggenheim Ultra Short Duration Fund - Institutional Class	1,924,597	455,216	(1,990,000)	(1,238)	1,818	390,393	39,157	5,418
	$3,844,087	$911,163	$(3,815,000)	$(3,538)	$3,571	$940,283		$11,603

Inverse Russell 2000®Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 56.0%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	45,541	$454,039
Guggenheim Strategy Fund II1	16,626	412,498
Total Mutual Funds
(Cost $865,465)		866,537

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.1%
Farmer Mac
2.36% due 04/02/19[2]	$150,000	149,990
Federal Home Loan Bank
2.06% due 04/01/19[2]	100,000	100,000
Total Federal Agency Discount Notes
(Cost $249,990)		249,990

FEDERAL AGENCY NOTES†† - 2.2%
Freddie Mac
1.75% due 05/30/19	35,000	34,961
Total Federal Agency Notes
(Cost $34,961)		34,961

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	4,000	4,000
Total U.S. Treasury Bills
(Cost $4,000)		4,000

REPURCHASE AGREEMENTS††,4 - 27.9%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	292,810	292,810
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	73,202	73,202
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	65,566	65,566
Total Repurchase Agreements
(Cost $431,578)		431,578
Total Investments - 102.5%
(Cost $1,585,994)		$1,587,066
Other Assets & Liabilities, net - (2.5)%		(38,574)
Total Net Assets - 100.0%		$1,548,492

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Jun 2019	$77,220	$(689)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	(1.91%)	At Maturity	04/30/19	191	$294,058	$(3,343)
BNP Paribas	Russell 2000 Index	(2.00%)	At Maturity	04/29/19	778	1,197,314	(13,615)
						$1,491,372	$(16,958)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Repurchase Agreements — See Note 4.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000®Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$866,537	$—	$—	$866,537
Federal Agency Discount Notes	—	249,990	—	249,990
Federal Agency Notes	—	34,961	—	34,961
U.S. Treasury Bills	—	4,000	—	4,000
Repurchase Agreements	—	431,578	—	431,578
Total Assets	$866,537	$720,529	$—	$1,587,066

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$689	$—	$—	$689
Equity Index Swap Agreements**	—	16,958	—	16,958
Total Liabilities	$689	$16,958	$—	$17,647

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,209,164	$3,940	$(800,000)	$(3,905)	$3,299	$412,498	16,626	$4,090
Guggenheim Ultra Short Duration Fund - Institutional Class	1,060,232	153,353	(760,000)	(708)	1,162	454,039	45,541	3,465
	$2,269,396	$157,293	$(1,560,000)	$(4,613)	$4,461	$866,537		$7,555

Inverse S&P 500®Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 58.6%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	91,259	$909,848
Guggenheim Strategy Fund II1	36,580	907,554
Total Mutual Funds
(Cost $1,814,308)		1,817,402

	Face Amount
U.S. TREASURY BILLS†† - 12.9%
U.S. Treasury Bills
2.41% due 05/07/19[2,3]	$400,000	399,046
Total U.S. Treasury Bills
(Cost $399,038)		399,046

FEDERAL AGENCY NOTES†† - 6.4%
Freddie Mac
1.75% due 05/30/19	100,000	99,889
Farmer Mac
1.55% due 07/03/19	100,000	99,799
Total Federal Agency Notes
(Cost $199,614)		199,688

REPURCHASE AGREEMENTS††,4 - 56.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[2]	1,194,456	1,194,456
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[2]	298,614	298,614
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[2]	267,462	267,462
Total Repurchase Agreements
(Cost $1,760,532)		1,760,532
Total Investments - 134.6%
(Cost $4,173,492)		$4,176,668
Other Assets & Liabilities, net - (34.6)%		(1,072,891)
Total Net Assets - 100.0%		$3,103,777

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	6	Jun 2019	$851,400	$6,736

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.45%)	At Maturity	04/29/19	172	$488,866	$(5,007)
Barclays Bank plc	S&P 500 Index	(2.71%)	At Maturity	04/30/19	618	1,751,628	(17,940)

						$2,240,494	$(22,947)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500®Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,817,402	$—	$—	$1,817,402
U.S. Treasury Bills	—	399,046	—	399,046
Federal Agency Notes	—	199,688	—	199,688
Repurchase Agreements	—	1,760,532	—	1,760,532
Equity Futures Contracts**	6,736	—	—	6,736
Total Assets	$1,824,138	$2,359,266	$—	$4,183,404

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$22,947	$—	$22,947

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,299,238	$58,877	$(450,000)	$(2,222)	$1,661	$907,554	$36,580	$9,025
Guggenheim Ultra Short Duration Fund - Institutional Class	1,185,822	122,715	(400,000)	(1,290)	2,601	909,848	91,259	7,841
	$2,485,060	$181,592	$(850,000)	$(3,512)	$4,262	$1,817,402		$16,866

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 63.3%
Guggenheim Strategy Fund II1	21,671	$537,661
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	51,268	511,140
Total Mutual Funds
(Cost $1,046,135)		1,048,801

	Face Amount
FEDERAL AGENCY NOTES†† - 12.1%
Freddie Mac
1.75% due 05/30/19	$100,000	99,889
Farmer Mac
1.55% due 07/03/19	100,000	99,799
Total Federal Agency Notes
(Cost $199,614)		199,688

U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	153,000	152,990
Total U.S. Treasury Bills
(Cost $152,990)		152,990

REPURCHASE AGREEMENTS††,4 - 46.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	521,694	521,694
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	130,424	130,424
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	116,817	116,817
Total Repurchase Agreements
(Cost $768,935)		768,935
Total Investments - 131.0%
(Cost $2,167,674)		$2,170,414
Other Assets & Liabilities, net - (31.0)%		(513,963)
Total Net Assets - 100.0%		$1,656,451

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	29	Jun 2019	$3,290,956	$7,359
Equity Futures Contracts Purchased†
Nikkei-225 (CME) Index Futures Contracts	31	Jun 2019	3,301,500	(16,699)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,048,801	$—	$—	$1,048,801
Federal Agency Notes	—	199,688	—	199,688
U.S. Treasury Bills	—	152,990	—	152,990
Repurchase Agreements	—	768,935	—	768,935
Currency Futures Contracts**	7,359	—	—	7,359
Total Assets	$1,056,160	$1,121,613	$—	$2,177,773

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,699	$—	$—	$16,699

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$683,491	$204,323	$(350,000)	$7	$(160)	$537,661	21,671	$4,384
Guggenheim Ultra Short Duration Fund - Institutional Class	456,957	303,572	(250,000)	100	511	511,140	51,268	3,620
	$1,140,448	$507,895	$(600,000)	$107	$351	$1,048,801		$8,004

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 24.9%
Walt Disney Co.	3,902	$433,223
Comcast Corp. — Class A	7,336	293,293
Charter Communications, Inc. — Class A*	587	203,636
Discovery, Inc. — Class A*,1	3,689	99,677
CBS Corp. — Class B	1,982	94,205
Liberty Broadband Corp. — Class C*	976	89,538
Altice USA, Inc. — Class A	4,005	86,028
DISH Network Corp. — Class A*	2,639	83,630
Viacom, Inc. — Class B	2,676	75,115
Grupo Televisa SAB ADR	5,451	60,288
News Corp. — Class A	4,803	59,749
Cable One, Inc.	58	56,920
World Wrestling Entertainment, Inc. — Class A	623	54,064
Fox Corp. — Class A*	1,394	51,174
New York Times Co. — Class A	1,525	50,096
Nexstar Media Group, Inc. — Class A	455	49,308
Tribune Media Co. — Class A	980	45,217
Sinclair Broadcast Group, Inc. — Class A	1,070	41,174
AMC Networks, Inc. — Class A*	703	39,902
TEGNA, Inc.	2,669	37,633
Total Media		2,003,870
Retail - 18.7%
McDonald's Corp.	1,434	272,317
Starbucks Corp.	2,915	216,701
Yum! Brands, Inc.	1,244	124,164
Chipotle Mexican Grill, Inc. — Class A*	147	104,416
Darden Restaurants, Inc.	737	89,523
Domino's Pizza, Inc.	290	74,849
Restaurant Brands International, Inc.	1,109	72,207
Yum China Holdings, Inc.	1,593	71,542
Dunkin' Brands Group, Inc.	760	57,076
Texas Roadhouse, Inc. — Class A	781	48,570
Wendy's Co.	2,638	47,194
Cracker Barrel Old Country Store, Inc.	277	44,766
Wingstop, Inc.	455	34,594
Shake Shack, Inc. — Class A*	580	34,307
Cheesecake Factory, Inc.	694	33,950
Jack in the Box, Inc.	409	33,154
Bloomin' Brands, Inc.	1,510	30,879
Dave & Buster's Entertainment, Inc.	619	30,869
Papa John's International, Inc.[1]	577	30,552
Brinker International, Inc.	637	28,270
BJ's Restaurants, Inc.	468	22,127
Total Retail		1,502,027
Lodging - 12.5%
Las Vegas Sands Corp.	2,601	158,557
Marriott International, Inc. — Class A	1,204	150,608
Hilton Worldwide Holdings, Inc.	1,306	108,542
Wynn Resorts Ltd.	698	83,285
MGM Resorts International	3,174	81,445
Huazhu Group Ltd. ADR	1,726	72,734
Melco Resorts & Entertainment Ltd. ADR	3,131	70,729
Hyatt Hotels Corp. — Class A	867	62,918
Wyndham Hotels & Resorts, Inc.	992	49,590
Choice Hotels International, Inc.	599	46,566
Wyndham Destinations, Inc.	1,099	44,499
Boyd Gaming Corp.	1,424	38,961
Hilton Grand Vacations, Inc.*	1,241	38,285
Total Lodging		1,006,719
Entertainment - 8.7%
Live Nation Entertainment, Inc.*	1,258	79,933
Vail Resorts, Inc.	313	68,015
Stars Group, Inc.*,1	3,877	67,886
Madison Square Garden Co. — Class A*	203	59,506
Cinemark Holdings, Inc.	1,191	47,628
Marriott Vacations Worldwide Corp.	496	46,376
Six Flags Entertainment Corp.	898	44,316
Churchill Downs, Inc.	487	43,957
Eldorado Resorts, Inc.*	926	43,235
Red Rock Resorts, Inc. — Class A	1,521	39,318
International Game Technology plc	2,792	36,268
SeaWorld Entertainment, Inc.*	1,312	33,797
Penn National Gaming, Inc.*	1,641	32,984
Scientific Games Corp. — Class A*	1,493	30,487
AMC Entertainment Holdings, Inc. — Class A	1,883	27,963
Total Entertainment		701,669
Agriculture - 6.9%
Philip Morris International, Inc.	2,892	255,624
Altria Group, Inc.	4,027	231,271
British American Tobacco plc ADR	1,660	69,255
Total Agriculture		556,150
Software - 6.9%
Activision Blizzard, Inc.	2,885	131,354
Electronic Arts, Inc.*	1,238	125,818
NetEase, Inc. ADR	364	87,888
Take-Two Interactive Software, Inc.*	759	71,627
HUYA, Inc. ADR*,1	2,495	70,184
Bilibili, Inc. ADR*,1	3,447	65,321
Total Software		552,192
Leisure Time - 6.8%
Carnival Corp.	2,434	123,452
Royal Caribbean Cruises Ltd.	956	109,577
Norwegian Cruise Line Holdings Ltd.*	1,418	77,933
Planet Fitness, Inc. — Class A*	816	56,076
Harley-Davidson, Inc.	1,527	54,453
Polaris Industries, Inc.	594	50,151
Brunswick Corp.	891	44,844
Callaway Golf Co.	1,647	26,237

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Leisure Time - 6.8% (continued)
Vista Outdoor, Inc.*	936	$7,497
Total Leisure Time		550,220
Beverages - 6.2%
Constellation Brands, Inc. — Class A	747	130,971
Brown-Forman Corp. — Class B	2,153	113,635
Molson Coors Brewing Co. — Class B	1,327	79,156
Anheuser-Busch InBev S.A. ADR	881	73,978
Diageo plc ADR	381	62,335
Boston Beer Company, Inc. — Class A*	133	39,199
Total Beverages		499,274
Internet - 5.4%
Netflix, Inc.*	773	275,621
Spotify Technology S.A.*	600	83,280
iQIYI, Inc. ADR*,1	2,998	71,712
Total Internet		430,613
Toys, Games & Hobbies - 0.9%
Hasbro, Inc.	854	72,607
Food Service - 0.7%
Aramark	2,015	59,543
Telecommunications - 0.7%
GCI Liberty, Inc. — Class A*	957	53,219
Miscellaneous Manufacturing - 0.2%
American Outdoor Brands Corp.*	1,725	16,111
Total Common Stocks
(Cost $5,733,214)		8,004,214

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$22,600	22,600
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	5,650	5,650
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	5,061	5,061
Total Repurchase Agreements
(Cost $33,311)		33,311

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	178,954	178,954
Total Securities Lending Collateral
(Cost $178,954)		178,954
Total Investments - 102.1%
(Cost $5,945,479)		$8,216,479
Other Assets & Liabilities, net - (2.1)%		(173,151)
Total Net Assets - 100.0%		$8,043,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,004,214	$—	$—		$8,004,214
Rights	—	—	—	*	—
Repurchase Agreements	—	33,311	—		33,311
Securities Lending Collateral	178,954	—	—		178,954
Total Assets	$8,183,168	$33,311	$—		$8,216,479

*	Includes securities with a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.8%
Consumer, Non-cyclical - 28.6%
Pfizer, Inc.[1]	7,261	$308,375
Medtronic plc[1]	3,078	280,344
Amgen, Inc.[1]	1,471	279,461
Gilead Sciences, Inc.[1]	4,234	275,252
Tyson Foods, Inc. — Class A1	3,955	274,596
Archer-Daniels-Midland Co.[1]	6,162	265,767
Kimberly-Clark Corp.[1]	2,052	254,243
Ingredion, Inc.	2,442	231,233
Merck & Company, Inc.	2,728	226,888
McKesson Corp.[1]	1,934	226,394
ManpowerGroup, Inc.	2,642	218,467
Zimmer Biomet Holdings, Inc.	1,611	205,725
Colgate-Palmolive Co.[1]	2,784	190,815
Abbott Laboratories	2,291	183,142
Humana, Inc.	670	178,220
Johnson & Johnson[1]	1,266	176,974
Becton Dickinson and Co.	671	167,569
Pilgrim's Pride Corp.*	7,510	167,398
Sysco Corp.[1]	2,475	165,231
Philip Morris International, Inc.[1]	1,801	159,190
Procter & Gamble Co.[1]	1,529	159,093
Kroger Co.[1]	6,294	154,832
Molson Coors Brewing Co. — Class B	2,472	147,455
Baxter International, Inc.[1]	1,728	140,504
Darling Ingredients, Inc.*	6,103	132,130
Cardinal Health, Inc.[1]	2,587	124,564
Thermo Fisher Scientific, Inc.	451	123,448
Flowers Foods, Inc.	5,752	122,633
Cal-Maine Foods, Inc.	2,728	121,751
PepsiCo, Inc.[1]	959	117,525
AMERCO	288	106,995
Herbalife Nutrition Ltd.*	1,926	102,059
HCA Healthcare, Inc.[1]	779	101,566
Mylan N.V.*	3,456	97,943
Vector Group Ltd.	8,573	92,503
Bio-Rad Laboratories, Inc. — Class A*	301	92,010
AbbVie, Inc.[1]	1,125	90,664
Allergan plc[1]	612	89,603
Biogen, Inc.*,1	379	89,588
JM Smucker Co.	741	86,327
Post Holdings, Inc.*	786	85,988
Jazz Pharmaceuticals plc*	593	84,769
US Foods Holding Corp.*	2,085	72,787
United Therapeutics Corp.*	606	71,126
CONMED Corp.	814	67,708
Innoviva, Inc.*	4,824	67,681
General Mills, Inc.	1,199	62,048
Constellation Brands, Inc. — Class A1	351	61,541
TrueBlue, Inc.*	2,552	60,329
Kraft Heinz Co.[1]	1,815	59,260
Perrigo Company plc	1,210	58,273
MEDNAX, Inc.*	2,061	55,997
Molina Healthcare, Inc.*	391	55,506
Brown-Forman Corp. — Class B	1,009	53,255
Hologic, Inc.*	1,085	52,514
IQVIA Holdings, Inc.*,1	362	52,074
UnitedHealth Group, Inc.	203	50,194
Central Garden & Pet Co. — Class A*	2,116	49,197
CVS Health Corp.	909	49,022
Integer Holdings Corp.*	598	45,101
Total Consumer, Non-cyclical		7,942,847
Financial - 13.5%
Apartment Investment & Management Co. — Class A REIT	5,242	263,641
Medical Properties Trust, Inc. REIT[1]	13,928	257,807
Equity Commonwealth REIT[1]	7,816	255,505
Hartford Financial Services Group, Inc.[1]	4,234	210,514
Travelers Companies, Inc.[1]	1,386	190,104
JPMorgan Chase & Co.[1]	1,863	188,592
Northern Trust Corp.[1]	1,906	172,322
Bank of New York Mellon Corp.[1]	3,401	171,512
HCP, Inc. REIT	5,097	159,536
Prudential Financial, Inc.[1]	1,729	158,861
Park Hotels & Resorts, Inc. REIT	5,038	156,581
MetLife, Inc.	3,564	151,719
Ameriprise Financial, Inc.	1,134	145,266
Western Union Co.	7,277	134,406
Host Hotels & Resorts, Inc. REIT[1]	6,789	128,312
Chesapeake Lodging Trust REIT	4,576	127,259
Deluxe Corp.	2,842	124,252
Franklin Resources, Inc.	3,473	115,095
Visa, Inc. — Class A1	708	110,583
Citigroup, Inc.	1,691	105,214
Assured Guaranty Ltd.	2,361	104,899
Hospitality Properties Trust REIT	3,159	83,113
AXA Equitable Holdings, Inc.	3,728	75,082
Summit Hotel Properties, Inc. REIT	5,742	65,516
Urban Edge Properties REIT	2,773	52,687
Mastercard, Inc. — Class A	222	52,270
Total Financial		3,760,648
Industrial - 11.7%
FedEx Corp.[1]	1,513	274,473
Cummins, Inc.	1,386	218,808
Kansas City Southern[1]	1,540	178,609
J.B. Hunt Transport Services, Inc.[1]	1,727	174,928
Union Pacific Corp.[1]	961	160,679
Werner Enterprises, Inc.	4,661	159,173
Heartland Express, Inc.	7,520	144,986
CSX Corp.[1]	1,916	143,355
Schneider National, Inc. — Class B	6,237	131,289
Huntington Ingalls Industries, Inc.[1]	628	130,121
Norfolk Southern Corp.[1]	679	126,898
United Parcel Service, Inc. — Class B1	1,110	124,031
Textron, Inc.[1]	2,447	123,965
Knight-Swift Transportation Holdings, Inc.[2]	3,758	122,812
Arrow Electronics, Inc.*	1,472	113,432
Forward Air Corp.	1,592	103,050

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Industrial - 11.7% (continued)
Saia, Inc.*	1,435	$87,679
Kennametal, Inc.	2,354	86,509
Oshkosh Corp.	1,116	83,845
Avnet, Inc.	1,913	82,967
Waters Corp.*,1	306	77,023
Caterpillar, Inc.[1]	542	73,436
Marten Transport Ltd.	3,607	64,313
Belden, Inc.	1,093	58,694
Vishay Intertechnology, Inc.	3,084	56,962
Snap-on, Inc.[1]	336	52,591
Old Dominion Freight Line, Inc.	351	50,681
TE Connectivity Ltd.	544	43,928
Total Industrial		3,249,237
Communications - 10.6%
Verizon Communications, Inc.[1]	5,320	314,572
Alphabet, Inc. — Class C*,1	227	266,341
AT&T, Inc.[1]	8,281	259,692
Omnicom Group, Inc.	3,487	254,516
AMC Networks, Inc. — Class A*	3,602	204,450
Sinclair Broadcast Group, Inc. — Class A	4,146	159,538
InterDigital, Inc.	2,367	156,175
Shenandoah Telecommunications Co.	3,396	150,647
Facebook, Inc. — Class A*,1	862	143,687
MSG Networks, Inc. — Class A*	5,101	110,947
Scholastic Corp.	2,569	102,143
John Wiley & Sons, Inc. — Class A	2,202	97,372
TEGNA, Inc.	6,699	94,456
ATN International, Inc.	1,655	93,325
Juniper Networks, Inc.[1]	2,665	70,543
Cisco Systems, Inc.[1]	1,073	57,931
Interpublic Group of Companies, Inc.	2,726	57,273
New Media Investment Group, Inc.	5,133	53,897
News Corp. — Class A	4,252	52,895
Comcast Corp. — Class A1	1,294	51,734
Walt Disney Co.[1]	464	51,518
Sirius XM Holdings, Inc.	8,560	48,535
Amazon.com, Inc.*,1	26	46,299
Corning, Inc.	1,244	41,176
Total Communications		2,939,662
Utilities - 9.3%
FirstEnergy Corp.[1]	6,402	266,387
Ameren Corp.[1]	3,589	263,971
Pinnacle West Capital Corp.	2,720	259,977
Portland General Electric Co.[1]	4,999	259,148
PPL Corp.	8,111	257,443
UGI Corp.[1]	4,466	247,506
National Fuel Gas Co.[1]	3,773	230,002
Exelon Corp.[1]	4,297	215,409
El Paso Electric Co.	3,581	210,634
AES Corp.[1]	9,321	168,524
NRG Energy, Inc.	2,237	95,028
Xcel Energy, Inc.	1,030	57,896
OGE Energy Corp.	1,215	52,391
Total Utilities		2,584,316
Energy - 8.7%
Exxon Mobil Corp.[1]	4,052	327,402
Chevron Corp.[1]	2,461	303,146
Occidental Petroleum Corp.[1]	3,957	261,953
Kinder Morgan, Inc.	11,440	228,914
Valero Energy Corp.[1]	2,454	208,173
Phillips 66[1]	1,825	173,685
Delek US Holdings, Inc.	4,672	170,154
HollyFrontier Corp.[1]	3,344	164,759
Williams Companies, Inc.[1]	5,159	148,167
PBF Energy, Inc. — Class A	3,355	104,475
ONEOK, Inc.[1]	1,447	101,059
Renewable Energy Group, Inc.*	4,067	89,311
Marathon Petroleum Corp.	1,171	70,084
CVR Energy, Inc.	1,233	50,800
Total Energy		2,402,082
Consumer, Cyclical - 7.7%
Delta Air Lines, Inc.[1]	4,801	247,972
Cinemark Holdings, Inc.	5,501	219,985
United Continental Holdings, Inc.*,1	2,450	195,461
Allison Transmission Holdings, Inc.	3,473	156,007
JetBlue Airways Corp.*	8,872	145,146
PACCAR, Inc.[1]	2,111	143,843
Walgreens Boots Alliance, Inc.	2,075	131,285
Southwest Airlines Co.[1]	2,056	106,727
Alaska Air Group, Inc.	1,596	89,567
Casey's General Stores, Inc.	662	85,246
Lear Corp.[1]	557	75,590
Lions Gate Entertainment Corp. — Class A	3,929	61,450
BorgWarner, Inc.	1,524	58,537
SkyWest, Inc.	1,047	56,842
UniFirst Corp.	367	56,334
Home Depot, Inc.[1]	274	52,578
World Fuel Services Corp.	1,819	52,551
McDonald's Corp.	276	52,412
Spirit Airlines, Inc.*	971	51,327
Nu Skin Enterprises, Inc. — Class A	1,061	50,780
Walmart, Inc.	517	50,423
Total Consumer, Cyclical		2,140,063
Technology - 6.8%
Apple, Inc.[1]	1,484	281,886
Microsoft Corp.[1]	1,632	192,478
Intel Corp.[1]	3,362	180,540
HP, Inc.	7,423	144,229
Oracle Corp.[1]	2,629	141,204
Applied Materials, Inc.	2,964	117,552
Lam Research Corp.	636	113,850
Activision Blizzard, Inc.	2,069	94,201
Hewlett Packard Enterprise Co.	6,033	93,089
DXC Technology Co.[1]	1,408	90,548
Seagate Technology plc[1]	1,823	87,303
Skyworks Solutions, Inc.[1]	1,041	85,862
ON Semiconductor Corp.*,1	2,975	61,196
NetApp, Inc.[1]	832	57,691
Adobe, Inc.*	196	52,232
Cognizant Technology Solutions Corp. — Class A	648	46,948
Leidos Holdings, Inc.[1]	673	43,133
Total Technology		1,883,942

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Basic Materials - 0.9%
Domtar Corp.	1,474	$73,184
Westlake Chemical Corp.[1]	986	66,910
LyondellBasell Industries N.V. — Class A1	690	58,015
International Paper Co.[1]	1,120	51,823
Total Basic Materials		249,932
Total Common Stocks
(Cost $26,197,447)		27,152,729

MONEY MARKET FUND† - 4.8%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class 2.32%[3]	1,322,515	1,322,515
Total Money Market Fund
(Cost $1,322,515)		1,322,515

SECURITIES LENDING COLLATERAL†,4 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[3]	93,699	93,699
Total Securities Lending Collateral
(Cost $93,699)		93,699
Total Investments - 102.9%
(Cost $27,613,661)		$28,568,943
Other Assets & Liabilities, net - (2.9)%		(814,154)
Total Net Assets - 100.0%		$27,754,789

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[5]	2.81%	At Maturity	03/26/24	$17,504,223	$121,781
OTC Custom Basket Swap Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[6]	(2.11)%	At Maturity	03/27/24	$26,876,804	$(202,249)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES
Delta Air Lines, Inc.	3,080	0.91%	5,173
FedEx Corp.	970	1.01%	5,160
ManpowerGroup, Inc.	1,695	0.80%	4,746
Gilead Sciences, Inc.	2,716	1.01%	3,667
Tyson Foods, Inc. — Class A	2,537	1.01%	3,628
Amgen, Inc.	944	1.02%	3,455
Knight-Swift Transportation Holdings, Inc.	2,411	0.45%	3,134
Pilgrim's Pride Corp.*	4,818	0.61%	3,084
Ingredion, Inc.	1,567	0.85%	2,774
Southwest Airlines Co.	1,319	0.39%	2,744
Colgate-Palmolive Co.	1,786	0.70%	2,733
Deluxe Corp.	1,823	0.46%	2,607
Union Pacific Corp.	616	0.59%	2,581
Archer-Daniels-Midland Co.	3,953	0.97%	2,530
Baxter International, Inc.	1,108	0.51%	2,460
J.B. Hunt Transport Services, Inc.	1,108	0.64%	2,427
Seagate Technology plc	1,169	0.32%	2,420
HP, Inc.	4,762	0.53%	2,381
Molina Healthcare, Inc.*	251	0.20%	2,229
Jazz Pharmaceuticals plc*	380	0.31%	2,151
Pfizer, Inc.	4,658	1.13%	2,096
Cummins, Inc.	889	0.80%	2,062
JPMorgan Chase & Co.	1,195	0.69%	1,972
United Parcel Service, Inc. — Class B	712	0.45%	1,965
United Continental Holdings, Inc.*	1,571	0.72%	1,964
Norfolk Southern Corp.	436	0.47%	1,949
Ameriprise Financial, Inc.	727	0.53%	1,825
Becton Dickinson and Co.	431	0.61%	1,780
Sysco Corp.	1,588	0.61%	1,779
Abbott Laboratories	1,469	0.67%	1,777
CSX Corp.	1,229	0.53%	1,745

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES (continued)
Huntington Ingalls Industries, Inc.	403	0.48%	1,705
McKesson Corp.	1,241	0.83%	1,675
Kennametal, Inc.	1,510	0.32%	1,646
Northern Trust Corp.	1,223	0.63%	1,639
Medtronic plc	1,974	1.03%	1,619
Citigroup, Inc.	1,085	0.39%	1,617
Werner Enterprises, Inc.	2,990	0.58%	1,585
Philip Morris International, Inc.	1,156	0.58%	1,572
Biogen, Inc.*	243	0.33%	1,562
Forward Air Corp.	1,021	0.38%	1,552
Merck & Company, Inc.	1,750	0.83%	1,540
Oracle Corp.	1,686	0.52%	1,517
Caterpillar, Inc.	347	0.27%	1,489
Oshkosh Corp.	716	0.31%	1,411
Darling Ingredients, Inc.*	3,916	0.48%	1,410
Apple, Inc.	952	1.03%	1,409
Thermo Fisher Scientific, Inc.	289	0.45%	1,407
Applied Materials, Inc.	1,902	0.43%	1,388
Walgreens Boots Alliance, Inc.	1,331	0.48%	1,384
Textron, Inc.	1,570	0.45%	1,382
InterDigital, Inc.	1,518	0.57%	1,366
Hartford Financial Services Group, Inc.	2,716	0.77%	1,358
Humana, Inc.	430	0.65%	1,337
Kroger Co.	4,038	0.57%	1,333
Skyworks Solutions, Inc.	668	0.31%	1,263
BorgWarner, Inc.	977	0.21%	1,260
JetBlue Airways Corp.*	5,692	0.53%	1,252
Microsoft Corp.	1,047	0.71%	1,225
Kansas City Southern	988	0.65%	1,205
Exxon Mobil Corp.	2,599	1.20%	1,196
Arrow Electronics, Inc.*	944	0.42%	1,180
Constellation Brands, Inc. — Class A	225	0.23%	1,172
Intel Corp.	2,157	0.66%	1,165
NetApp, Inc.	534	0.21%	1,159
Alaska Air Group, Inc.	1,024	0.33%	1,157
Procter & Gamble Co.	981	0.58%	1,128
AMERCO	184	0.39%	1,119
Innoviva, Inc.*	3,095	0.25%	1,052

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES (continued)
Hologic, Inc.*	696	0.19%	1,037
Lear Corp.	357	0.28%	1,028
El Paso Electric Co.	2,297	0.77%	1,011
Waters Corp.*	196	0.28%	976
Avnet, Inc.	1,227	0.30%	957
ONEOK, Inc.	928	0.37%	928
Marten Transport Ltd.	2,314	0.24%	926
Casey's General Stores, Inc.	424	0.31%	920
Juniper Networks, Inc.	1,710	0.26%	906
Visa, Inc. — Class A	454	0.41%	894
Johnson & Johnson	812	0.65%	885
HCA Healthcare, Inc.	499	0.37%	848
Zimmer Biomet Holdings, Inc.	1,034	0.75%	838
Urban Edge Properties	1,779	0.19%	801
CONMED Corp.	522	0.25%	788
Belden, Inc.	701	0.22%	764
Williams Companies, Inc.	3,310	0.54%	761
JM Smucker Co.	475	0.32%	760
Kimberly-Clark Corp.	1,316	0.93%	724
UnitedHealth Group, Inc.	130	0.18%	722
Travelers Companies, Inc.	889	0.70%	720
Bank of New York Mellon Corp.	2,182	0.63%	720
Franklin Resources, Inc.	2,228	0.42%	713
TrueBlue, Inc.*	1,637	0.22%	704
Hewlett Packard Enterprise Co.	3,870	0.34%	658
Westlake Chemical Corp.	632	0.25%	657
US Foods Holding Corp.*	1,338	0.27%	656
Bio-Rad Laboratories, Inc. — Class A*	193	0.34%	629
IQVIA Holdings, Inc.*	232	0.19%	626
Snap-on, Inc.	216	0.19%	626
AXA Equitable Holdings, Inc.	2,392	0.28%	622
ATN International, Inc.	1,062	0.34%	616
Chevron Corp.	1,579	1.11%	616
UniFirst Corp.	235	0.21%	606
International Paper Co.	719	0.19%	597
Domtar Corp.	945	0.27%	595
Cognizant Technology Solutions Corp. — Class A	415	0.17%	589
Cisco Systems, Inc.	688	0.21%	585

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES (continued)
Molson Coors Brewing Co. — Class B	1,586	0.54%	571
Lam Research Corp.	408	0.42%	559
Adobe, Inc.*	126	0.19%	523
John Wiley & Sons, Inc. — Class A	1,413	0.36%	523
AbbVie, Inc.	722	0.33%	505
Flowers Foods, Inc.	3,690	0.45%	480
SkyWest, Inc.	672	0.21%	477
Home Depot, Inc.	176	0.19%	465
Facebook, Inc. — Class A*	553	0.53%	453
Schneider National, Inc. — Class B	4,002	0.48%	440
PACCAR, Inc.	1,354	0.53%	433
Scholastic Corp.	1,648	0.37%	428
McDonald's Corp.	177	0.19%	423
Mastercard, Inc. — Class A	142	0.19%	416
PepsiCo, Inc.	615	0.43%	406
Prudential Financial, Inc.	1,109	0.58%	388
TEGNA, Inc.	4,298	0.35%	387
DXC Technology Co.	903	0.33%	370
News Corp. — Class A	2,728	0.19%	355
Leidos Holdings, Inc.	431	0.16%	353
General Mills, Inc.	769	0.23%	346
United Therapeutics Corp.*	388	0.26%	326
Sinclair Broadcast Group, Inc. — Class A	2,660	0.58%	319
Omnicom Group, Inc.	2,237	0.93%	291
Cal-Maine Foods, Inc.	1,750	0.45%	263
LyondellBasell Industries N.V. — Class A	442	0.21%	261
Perrigo Company plc	776	0.21%	256
Amazon.com, Inc.*	16	0.16%	241
Walt Disney Co.	298	0.19%	224
Kinder Morgan, Inc.	7,339	0.84%	220
Vishay Intertechnology, Inc.	1,979	0.21%	218
Mylan N.V.*	2,217	0.36%	200
MetLife, Inc.	2,286	0.56%	160
Cardinal Health, Inc.	1,660	0.46%	149
Heartland Express, Inc.	4,824	0.53%	145
Post Holdings, Inc.*	504	0.31%	131

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES (continued)
Brown-Forman Corp. — Class B	647	0.20%	123
Old Dominion Freight Line, Inc.	225	0.19%	113
Saia, Inc.*	921	0.32%	111
Walmart, Inc.	332	0.18%	106
National Fuel Gas Co.	2,421	0.84%	73
MEDNAX, Inc.*	1,322	0.21%	66
Sirius XM Holdings, Inc.	5,492	0.18%	55
Alphabet, Inc. — Class C*	146	0.98%	42
ON Semiconductor Corp.*	1,909	0.22%	19
Activision Blizzard, Inc.	1,327	0.35%	13
Kraft Heinz Co.	1,164	0.22%	12
Arcosa, Inc.	1	0.00%	1
Interpublic Group of Companies, Inc.	1,749	0.21%	(17)
MSG Networks, Inc. — Class A*	3,273	0.41%	(33)
Vector Group Ltd.	5,501	0.34%	(55)
CVS Health Corp.	583	0.18%	(70)
Summit Hotel Properties, Inc.	3,684	0.24%	(74)
Hospitality Properties Trust	2,027	0.30%	(81)
Equity Commonwealth	5,015	0.94%	(100)
Corning, Inc.	798	0.15%	(112)
Nu Skin Enterprises, Inc. — Class A	681	0.19%	(170)
Herbalife Nutrition Ltd.*	1,235	0.37%	(185)
Comcast Corp. — Class A	830	0.19%	(191)
TE Connectivity Ltd.	349	0.16%	(199)
AT&T, Inc.	5,313	0.95%	(213)
Spirit Airlines, Inc.*	623	0.19%	(218)
OGE Energy Corp.	779	0.19%	(234)
Medical Properties Trust, Inc.	8,936	0.94%	(268)
World Fuel Services Corp.	1,167	0.19%	(268)
Lions Gate Entertainment Corp. — Class A	2,521	0.23%	(277)
Central Garden & Pet Co. — Class A*	1,357	0.18%	(299)
Allergan plc	393	0.33%	(318)
AMC Networks, Inc. — Class A*	2,311	0.75%	(347)
Occidental Petroleum Corp.	2,539	0.96%	(381)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES (continued)
Apartment Investment & Management Co. — Class A	3,364	0.97%	(404)
Host Hotels & Resorts, Inc.	4,355	0.47%	(436)
FirstEnergy Corp.	4,107	0.98%	(452)
Xcel Energy, Inc.	661	0.21%	(463)
Western Union Co.	4,668	0.49%	(467)
NRG Energy, Inc.	1,435	0.35%	(488)
Integer Holdings Corp.*	383	0.17%	(490)
Allison Transmission Holdings, Inc.	2,228	0.57%	(535)
Assured Guaranty Ltd.	1,515	0.38%	(561)
CVR Energy, Inc.	791	0.19%	(633)
Park Hotels & Resorts, Inc.	3,232	0.57%	(646)
HCP, Inc.	3,270	0.58%	(687)
Portland General Electric Co.	3,207	0.95%	(802)
AES Corp.	5,980	0.62%	(1,017)
Exelon Corp.	2,757	0.79%	(1,103)
Nomad Foods Ltd.*	4,266	0.50%	(1,152)
Pinnacle West Capital Corp.	1,745	0.95%	(1,518)
Chesapeake Lodging Trust	2,935	0.47%	(1,673)
New Media Investment Group, Inc.	3,293	0.20%	(1,679)
Marathon Petroleum Corp.	751	0.26%	(1,757)
Delek US Holdings, Inc.	2,997	0.62%	(1,858)
Valero Energy Corp.	1,574	0.76%	(1,873)
Ameren Corp.	2,302	0.97%	(1,934)
UGI Corp.	2,865	0.91%	(2,435)
Phillips 66	1,171	0.64%	(2,459)
Renewable Energy Group, Inc.*	2,609	0.33%	(2,479)
Cinemark Holdings, Inc.	3,529	0.81%	(2,682)
PPL Corp.	5,204	0.94%	(3,122)
PBF Energy, Inc. — Class A	2,152	0.38%	(3,142)
HollyFrontier Corp.	2,145	0.60%	(3,325)
Shenandoah Telecommunications Co.	2,178	0.55%	(3,746)
Verizon Communications, Inc.	3,413	1.15%	(5,973)
Total Custom Basket of Long Securities			$121,781

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[1]
Chimera Investment Corp.	(12,133)	(0.84%)	7,887
Two Harbors Investment Corp.	(17,499)	(0.87%)	5,601
Annaly Capital Management, Inc.	(21,969)	(0.81%)	5,493
Royal Gold, Inc.	(2,016)	(0.68%)	3,669
Blackstone Mortgage Trust, Inc. — Class A	(6,879)	(0.88%)	2,958
Agree Realty Corp.	(4,523)	(1.17%)	2,849
Douglas Emmett, Inc.	(7,399)	(1.11%)	2,738
Valley National Bancorp	(32,974)	(1.18%)	2,638
Jagged Peak Energy, Inc.*	(14,797)	(0.58%)	2,515
New York Community Bancorp, Inc.	(22,256)	(0.96%)	2,003
AGNC Investment Corp.	(14,278)	(0.96%)	1,999
Physicians Realty Trust	(9,016)	(0.63%)	1,803
Axis Capital Holdings Ltd.	(2,285)	(0.47%)	1,782
Ball Corp.	(4,148)	(0.89%)	1,369
American Water Works Company, Inc.	(813)	(0.32%)	1,309
Essex Property Trust, Inc.	(534)	(0.57%)	1,223
Liberty Property Trust	(7,173)	(1.29%)	1,219
CNO Financial Group, Inc.	(7,718)	(0.46%)	849
MFA Financial, Inc.	(16,096)	(0.44%)	805
Washington Federal, Inc.	(3,342)	(0.36%)	802
Healthcare Realty Trust, Inc.	(2,608)	(0.31%)	782
South Jersey Industries, Inc.	(6,761)	(0.81%)	744
SPS Commerce, Inc.*	(969)	(0.38%)	698
Sotheby's*	(2,129)	(0.30%)	468
Alexandria Real Estate Equities, Inc.	(1,310)	(0.69%)	459
NextEra Energy, Inc.	(760)	(0.55%)	456
Spire, Inc.	(2,939)	(0.90%)	265
Arthur J Gallagher & Co.	(1,909)	(0.55%)	229
RealPage, Inc.*	(2,011)	(0.45%)	221
EastGroup Properties, Inc.	(2,310)	(0.96%)	208

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[1] (continued)
STORE Capital Corp.	(4,694)	(0.59%)	141
Assurant, Inc.	(1,496)	(0.53%)	120
Pacific Premier Bancorp, Inc.	(3,497)	(0.35%)	105
CubeSmart	(3,961)	(0.47%)	79
CVB Financial Corp.	(7,911)	(0.62%)	79
Atmos Energy Corp.	(2,699)	(1.03%)	27
New Residential Investment Corp.	(6,481)	(0.41%)	–
First Republic Bank	(1,370)	(0.51%)	(14)
Camden Property Trust	(1,577)	(0.60%)	(32)
Monolithic Power Systems, Inc.	(1,077)	(0.54%)	(86)
PennyMac Mortgage Investment Trust	(4,321)	(0.33%)	(130)
Digital Realty Trust, Inc.	(769)	(0.34%)	(177)
Signature Bank	(1,021)	(0.49%)	(184)
Marriott Vacations Worldwide Corp.	(1,487)	(0.52%)	(208)
BankUnited, Inc.	(3,504)	(0.44%)	(210)
Healthcare Trust of America, Inc. — Class A	(7,639)	(0.81%)	(229)
Union Bankshares Corp.	(3,455)	(0.42%)	(242)
Empire State Realty Trust, Inc. — Class A	(13,295)	(0.78%)	(266)
White Mountains Insurance Group Ltd.	(241)	(0.83%)	(294)
Sealed Air Corp.	(1,838)	(0.31%)	(312)
Allegheny Technologies, Inc.*	(3,633)	(0.35%)	(363)
UDR, Inc.	(3,150)	(0.53%)	(441)
Americold Realty Trust	(3,517)	(0.40%)	(457)
Realty Income Corp.	(4,173)	(1.14%)	(459)
MarketAxess Holdings, Inc.	(474)	(0.43%)	(474)
People's United Financial, Inc.	(7,393)	(0.45%)	(591)
WesBanco, Inc.	(2,371)	(0.35%)	(664)
IBERIABANK Corp.	(2,001)	(0.53%)	(680)
Crown Holdings, Inc.*	(3,235)	(0.66%)	(712)
Columbia Financial, Inc.*	(5,354)	(0.31%)	(750)
Prologis, Inc.	(2,149)	(0.58%)	(774)
Extra Space Storage, Inc.	(1,027)	(0.39%)	(781)
Prosperity Bancshares, Inc.	(1,659)	(0.43%)	(830)
Capitol Federal Financial, Inc.	(21,449)	(1.07%)	(858)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[1] (continued)
Sempra Energy	(1,942)	(0.91%)	(874)
Old National Bancorp	(11,463)	(0.70%)	(917)
American Campus Communities, Inc.	(6,575)	(1.16%)	(921)
Sherwin-Williams Co.	(233)	(0.37%)	(937)
CyrusOne, Inc.	(2,420)	(0.47%)	(944)
PolyOne Corp.	(2,776)	(0.30%)	(944)
Terreno Realty Corp.	(6,421)	(1.00%)	(1,027)
Equity LifeStyle Properties, Inc.	(2,395)	(1.02%)	(1,030)
Paramount Group, Inc.	(11,985)	(0.63%)	(1,079)
BancorpSouth Bank	(5,678)	(0.60%)	(1,079)
Crown Castle International Corp.	(673)	(0.32%)	(1,090)
NewMarket Corp.	(667)	(1.08%)	(1,101)
Federal Realty Investment Trust	(1,443)	(0.74%)	(1,169)
American Homes 4 Rent — Class A	(6,514)	(0.55%)	(1,173)
Rexford Industrial Realty, Inc.	(11,853)	(1.58%)	(1,185)
Redwood Trust, Inc.	(14,947)	(0.90%)	(1,196)
First Industrial Realty Trust, Inc.	(5,731)	(0.75%)	(1,204)
Hudson Pacific Properties, Inc.	(6,156)	(0.79%)	(1,231)
Sun Communities, Inc.	(3,635)	(1.60%)	(1,236)
Associated Banc-Corp.	(5,523)	(0.44%)	(1,270)
American Tower Corp. — Class A	(438)	(0.32%)	(1,301)
Everest Re Group Ltd.	(1,071)	(0.86%)	(1,403)
FireEye, Inc.*	(4,998)	(0.31%)	(1,449)
Texas Roadhouse, Inc. — Class A	(1,624)	(0.38%)	(1,510)
Boeing Co.	(223)	(0.32%)	(1,608)
Kaiser Aluminum Corp.	(1,102)	(0.43%)	(1,653)
Avery Dennison Corp.	(900)	(0.38%)	(1,710)
Cincinnati Financial Corp.	(3,242)	(1.04%)	(1,718)
Washington Real Estate Investment Trust	(8,918)	(0.94%)	(1,873)
Dunkin' Brands Group, Inc.	(1,644)	(0.46%)	(1,956)
Glacier Bancorp, Inc.	(3,244)	(0.48%)	(1,979)
Xylem, Inc.	(1,881)	(0.55%)	(1,994)
Sensient Technologies Corp.	(3,230)	(0.81%)	(2,003)
Southern Copper Corp.	(2,449)	(0.36%)	(2,008)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[1] (continued)
Costco Wholesale Corp.	(736)	(0.66%)	(2,009)
Starbucks Corp.	(1,258)	(0.35%)	(2,013)
Sterling Bancorp	(8,478)	(0.59%)	(2,035)
Brandywine Realty Trust	(11,100)	(0.66%)	(2,109)
Equinix, Inc.	(437)	(0.74%)	(2,220)
Woodward, Inc.	(1,532)	(0.54%)	(2,313)
Wyndham Hotels & Resorts, Inc.	(3,899)	(0.73%)	(2,378)
First Financial Bankshares, Inc.	(1,949)	(0.42%)	(2,436)
Altra Industrial Motion Corp.	(2,647)	(0.31%)	(2,541)
RPM International, Inc.	(2,982)	(0.64%)	(2,565)
Howard Hughes Corp.*	(2,063)	(0.84%)	(2,620)
National Oilwell Varco, Inc.	(7,982)	(0.79%)	(2,634)
Balchem Corp.	(2,922)	(1.01%)	(2,659)
Compass Minerals International, Inc.	(2,328)	(0.47%)	(2,747)
PPG Industries, Inc.	(993)	(0.42%)	(2,770)
RLI Corp.	(3,557)	(0.95%)	(2,810)
Vulcan Materials Co.	(859)	(0.38%)	(2,835)
AptarGroup, Inc.	(3,288)	(1.30%)	(2,861)
Invitation Homes, Inc.	(16,180)	(1.46%)	(2,912)
Markel Corp.*	(185)	(0.69%)	(2,964)
Palo Alto Networks, Inc.*	(879)	(0.79%)	(3,015)
Linde plc	(473)	(0.31%)	(3,051)
Proofpoint, Inc.*	(1,092)	(0.49%)	(3,200)
Materion Corp.	(2,799)	(0.59%)	(3,415)
Bright Horizons Family Solutions, Inc.*	(1,241)	(0.59%)	(3,686)
HB Fuller Co.	(2,585)	(0.47%)	(3,697)
Marriott International, Inc. — Class A	(1,357)	(0.63%)	(3,962)
BOK Financial Corp.	(2,159)	(0.66%)	(4,016)
Scotts Miracle-Gro Co. — Class A	(3,829)	(1.12%)	(4,020)
Commercial Metals Co.	(14,940)	(0.95%)	(4,183)
Intercontinental Exchange, Inc.	(1,877)	(0.53%)	(4,280)
Pegasystems, Inc.	(3,458)	(0.84%)	(4,426)
Core Laboratories N.V.	(3,161)	(0.81%)	(4,552)
SBA Communications Corp.*	(826)	(0.61%)	(4,882)
PTC, Inc.*	(2,282)	(0.78%)	(4,883)
Pool Corp.	(1,184)	(0.73%)	(4,890)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[1] (continued)
Martin Marietta Materials, Inc.	(1,044)	(0.78%)	(4,949)
Roper Technologies, Inc.	(825)	(1.05%)	(5,280)
salesforce.com, Inc.*	(1,725)	(1.02%)	(5,606)
TransDigm Group, Inc.*	(667)	(1.13%)	(5,609)
Allegion plc	(2,268)	(0.77%)	(5,693)
Air Products & Chemicals, Inc.	(1,739)	(1.24%)	(5,756)
Fortive Corp.	(3,768)	(1.18%)	(5,840)
Guidewire Software, Inc.*	(2,053)	(0.74%)	(6,529)
Oil States International, Inc.*	(5,206)	(0.33%)	(6,976)
WR Grace & Co.	(4,721)	(1.37%)	(8,639)
AMETEK, Inc.	(4,443)	(1.37%)	(10,174)
CarMax, Inc.*	(2,720)	(0.71%)	(16,211)
Total Custom Basket of Short Securities			$(202,249)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[2]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[3]	Rate indicated is the 7-day yield as of March 31, 2019.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[6]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.

plc — Public Limited Company

REIT — Real Estate investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,152,729	$—	$—	$27,152,729
Money Market Fund	1,322,515	—	—	1,322,515
Securities Lending Collateral	93,699	—	—	93,699
Custom Basket Swap Agreements**	—	121,781	—	121,781
Total Assets	$28,568,943	$121,781	$—	$28,690,724

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$202,249	$—	$202,249

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 16.7%
Financial - 4.2%
Camden Property Trust REIT	57	$5,785
Alleghany Corp.*	9	5,512
National Retail Properties, Inc. REIT	95	5,262
Reinsurance Group of America, Inc. — Class A	37	5,253
WR Berkley Corp.	57	4,829
Omega Healthcare Investors, Inc. REIT	121	4,616
Kilroy Realty Corp. REIT	60	4,558
Signature Bank	33	4,226
Liberty Property Trust REIT	87	4,212
Medical Properties Trust, Inc. REIT	225	4,165
Jones Lang LaSalle, Inc.	27	4,163
East West Bancorp, Inc.	86	4,125
Brown & Brown, Inc.	137	4,043
American Financial Group, Inc.	42	4,041
SEI Investments Co.	76	3,971
Lamar Advertising Co. — Class A REIT	50	3,963
American Campus Communities, Inc. REIT	81	3,854
Douglas Emmett, Inc. REIT	95	3,840
Cullen/Frost Bankers, Inc.	37	3,592
RenaissanceRe Holdings Ltd.	25	3,587
Old Republic International Corp.	168	3,514
First American Financial Corp.	66	3,399
EPR Properties REIT	44	3,384
Commerce Bancshares, Inc.	58	3,368
CyrusOne, Inc. REIT	64	3,356
Brixmor Property Group, Inc. REIT	176	3,233
Synovus Financial Corp.	94	3,230
New York Community Bancorp, Inc.	276	3,193
Primerica, Inc.	25	3,054
Highwoods Properties, Inc. REIT	61	2,854
Eaton Vance Corp.	68	2,741
Kemper Corp.	36	2,741
Hanover Insurance Group, Inc.	24	2,740
Webster Financial Corp.	54	2,736
Life Storage, Inc. REIT	28	2,724
Prosperity Bancshares, Inc.	39	2,693
JBG SMITH Properties REIT	65	2,688
PacWest Bancorp	71	2,670
First Industrial Realty Trust, Inc. REIT	75	2,652
First Horizon National Corp.	188	2,628
SLM Corp.	258	2,557
Hospitality Properties Trust REIT	97	2,552
Janus Henderson Group plc	97	2,423
Cousins Properties, Inc. REIT	248	2,396
Rayonier, Inc. REIT	76	2,395
Pebblebrook Hotel Trust REIT	77	2,392
Healthcare Realty Trust, Inc. REIT	74	2,376
CoreSite Realty Corp. REIT	22	2,354
Pinnacle Financial Partners, Inc.	43	2,352
Sterling Bancorp	126	2,347
First Financial Bankshares, Inc.	40	2,311
Interactive Brokers Group, Inc. — Class A	44	2,283
Wintrust Financial Corp.	33	2,222
Stifel Financial Corp.	42	2,216
Evercore, Inc. — Class A	24	2,184
United Bankshares, Inc.	60	2,174
Umpqua Holdings Corp.	130	2,145
Weingarten Realty Investors REIT	71	2,085
Associated Banc-Corp.	97	2,071
Hancock Whitney Corp.	51	2,060
Bank OZK	71	2,058
Sabra Health Care REIT, Inc. REIT	105	2,044
FNB Corp.	192	2,035
TCF Financial Corp.	97	2,007
Taubman Centers, Inc. REIT	36	1,904
Bank of Hawaii Corp.	24	1,893
Valley National Bancorp	196	1,878
Corporate Office Properties Trust REIT	65	1,774
Chemical Financial Corp.	42	1,729
Federated Investors, Inc. — Class B	57	1,671
UMB Financial Corp.	26	1,665
Senior Housing Properties Trust REIT	140	1,649
Texas Capital Bancshares, Inc.*	30	1,638
Home BancShares, Inc.	92	1,617
Fulton Financial Corp.	100	1,548
CNO Financial Group, Inc.	95	1,537
Cathay General Bancorp	45	1,526
BancorpSouth Bank	54	1,524
PotlatchDeltic Corp. REIT	40	1,512
Navient Corp.	128	1,481
LendingTree, Inc.*,1	4	1,406
Washington Federal, Inc.	48	1,387
Legg Mason, Inc.	50	1,368
GEO Group, Inc. REIT	71	1,363
CoreCivic, Inc. REIT	70	1,362
Trustmark Corp.	38	1,278
Urban Edge Properties REIT	67	1,273
International Bancshares Corp.	32	1,217
Uniti Group, Inc. REIT[1]	106	1,186
Mack-Cali Realty Corp. REIT	53	1,177
Tanger Factory Outlet Centers, Inc. REIT	55	1,154
Deluxe Corp.	26	1,137
Genworth Financial, Inc. — Class A*	296	1,134
Alexander & Baldwin, Inc. REIT	40	1,018
Mercury General Corp.	16	801
Realogy Holdings Corp.[1]	67	764
Total Financial		246,805
Industrial - 3.2%
IDEX Corp.	45	6,828
Trimble, Inc.*	148	5,979
Lennox International, Inc.	21	5,552
Old Dominion Freight Line, Inc.	38	5,487
Cognex Corp.	101	5,137

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 16.7% (continued)
Industrial - 3.2% (continued)
Teledyne Technologies, Inc.*	21	$4,977
Graco, Inc.	98	4,853
Carlisle Companies, Inc.	34	4,169
Nordson Corp.	30	3,976
AptarGroup, Inc.	37	3,936
Arrow Electronics, Inc.*	50	3,853
Universal Display Corp.	25	3,821
Hubbell, Inc.	32	3,776
Donaldson Company, Inc.	75	3,754
Sonoco Products Co.	59	3,630
XPO Logistics, Inc.*,1	64	3,439
Gentex Corp.	153	3,164
Woodward, Inc.	33	3,131
Lincoln Electric Holdings, Inc.	37	3,103
Oshkosh Corp.	41	3,080
ITT, Inc.	52	3,016
MDU Resources Group, Inc.	116	2,996
Bemis Company, Inc.	54	2,996
National Instruments Corp.	66	2,928
Acuity Brands, Inc.	24	2,880
Genesee & Wyoming, Inc. — Class A*	33	2,876
Curtiss-Wright Corp.	25	2,833
Avnet, Inc.	64	2,776
Littelfuse, Inc.	15	2,737
AECOM*	92	2,730
Stericycle, Inc.*	50	2,721
AGCO Corp.	38	2,643
Landstar System, Inc.	24	2,625
nVent Electric plc	95	2,563
Crane Co.	30	2,539
Knight-Swift Transportation Holdings, Inc.	74	2,418
EMCOR Group, Inc.	33	2,412
Kirby Corp.*	32	2,404
SYNNEX Corp.	24	2,289
Eagle Materials, Inc.	27	2,276
Tech Data Corp.*	22	2,253
Jabil, Inc.	83	2,207
MSA Safety, Inc.	21	2,172
Trex Company, Inc.*	35	2,153
Clean Harbors, Inc.*	30	2,146
Regal Beloit Corp.	25	2,047
Coherent, Inc.*	14	1,984
Louisiana-Pacific Corp.	80	1,951
Ryder System, Inc.	31	1,922
Kennametal, Inc.	49	1,801
Timken Co.	40	1,745
MasTec, Inc.*	36	1,731
Owens-Illinois, Inc.	91	1,727
Trinity Industries, Inc.	79	1,717
Energizer Holdings, Inc.	38	1,708
Valmont Industries, Inc.	13	1,691
GATX Corp.	22	1,680
Colfax Corp.*	56	1,662
EnerSys	25	1,629
KBR, Inc.	83	1,584
Vishay Intertechnology, Inc.	78	1,441
Resideo Technologies, Inc.*	73	1,408
Silgan Holdings, Inc.	46	1,363
Belden, Inc.	23	1,235
Granite Construction, Inc.	28	1,208
Terex Corp.	37	1,189
Werner Enterprises, Inc.	26	888
Dycom Industries, Inc.*	19	873
Worthington Industries, Inc.	23	859
Greif, Inc. — Class A	15	619
Total Industrial		187,896
Consumer, Non-cyclical - 2.7%
STERIS plc	50	6,402
MarketAxess Holdings, Inc.	22	5,414
Molina Healthcare, Inc.*	37	5,253
West Pharmaceutical Services, Inc.	44	4,849
WEX, Inc.*	25	4,800
Bio-Techne Corp.	22	4,368
Service Corporation International	107	4,296
Post Holdings, Inc.*	39	4,267
Exelixis, Inc.*	177	4,213
Hill-Rom Holdings, Inc.	39	4,129
Charles River Laboratories International, Inc.*	28	4,067
Masimo Corp.*	29	4,010
PRA Health Sciences, Inc.*	35	3,860
Ingredion, Inc.	39	3,693
Bio-Rad Laboratories, Inc. — Class A*	12	3,668
Catalent, Inc.*	86	3,491
Sabre Corp.	163	3,487
Encompass Health Corp.	58	3,387
United Therapeutics Corp.*	26	3,052
ManpowerGroup, Inc.	36	2,977
Chemed Corp.	9	2,881
LivaNova plc*	29	2,820
Insperity, Inc.	22	2,720
Haemonetics Corp.*	30	2,624
ICU Medical, Inc.*	10	2,393
HealthEquity, Inc.*	32	2,367
Integra LifeSciences Holdings Corp.*	42	2,340
Flowers Foods, Inc.	108	2,303
Globus Medical, Inc. — Class A*	45	2,223
Brink's Co.	29	2,187
LiveRamp Holdings, Inc.*	40	2,183
TreeHouse Foods, Inc.*	33	2,130
Aaron's, Inc.	40	2,104
Amedisys, Inc.*	17	2,095
Graham Holdings Co. — Class B	3	2,050
ASGN, Inc.*	31	1,968
Lancaster Colony Corp.	12	1,880
Syneos Health, Inc.*	36	1,863
CoreLogic, Inc.*	47	1,751
Helen of Troy Ltd.*	15	1,739
NuVasive, Inc.*	30	1,704
Green Dot Corp. — Class A*	28	1,698
Sanderson Farms, Inc.	12	1,582
Adtalem Global Education, Inc.*	34	1,575
Sprouts Farmers Market, Inc.*	73	1,572
Acadia Healthcare Company, Inc.*	52	1,524

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 16.7% (continued)
Consumer, Non-cyclical - 2.7% (continued)
Ligand Pharmaceuticals, Inc. — Class B*	12	$1,508
Boston Beer Company, Inc. — Class A*	5	1,474
Healthcare Services Group, Inc.	44	1,452
Tenet Healthcare Corp.*	49	1,413
MEDNAX, Inc.*	52	1,413
Cantel Medical Corp.	21	1,405
Edgewell Personal Care Co.*	32	1,404
Avis Budget Group, Inc.*	38	1,325
Hain Celestial Group, Inc.*	53	1,225
Avanos Medical, Inc.*	28	1,195
Patterson Companies, Inc.	49	1,071
Mallinckrodt plc*	49	1,066
Inogen, Inc.*	11	1,049
Prestige Consumer Healthcare, Inc.*	31	927
Sotheby's*	19	717
Weight Watchers International, Inc.*	23	463
Tootsie Roll Industries, Inc.	11	422
Total Consumer, Non-cyclical		157,488
Consumer, Cyclical - 2.2%
Domino's Pizza, Inc.	24	6,194
NVR, Inc.*	2	5,534
Live Nation Entertainment, Inc.*	82	5,210
Toro Co.	63	4,337
Five Below, Inc.*	33	4,100
Pool Corp.	23	3,794
Dunkin' Brands Group, Inc.	49	3,680
Caesars Entertainment Corp.*	344	2,989
JetBlue Airways Corp.*	181	2,961
Wyndham Hotels & Resorts, Inc.	58	2,899
Polaris Industries, Inc.	34	2,871
Toll Brothers, Inc.	79	2,860
Casey's General Stores, Inc.	22	2,833
Carter's, Inc.	27	2,721
Watsco, Inc.	19	2,721
Skechers U.S.A., Inc. — Class A*	79	2,655
Williams-Sonoma, Inc.[1]	47	2,645
Brunswick Corp.	51	2,567
Ollie's Bargain Outlet Holdings, Inc.*	30	2,560
Cinemark Holdings, Inc.	63	2,519
Deckers Outdoor Corp.*	17	2,499
Goodyear Tire & Rubber Co.	137	2,487
Texas Roadhouse, Inc. — Class A	39	2,426
Wyndham Destinations, Inc.	56	2,268
Cracker Barrel Old Country Store, Inc.	14	2,263
MSC Industrial Direct Company, Inc. — Class A	27	2,233
American Eagle Outfitters, Inc.	99	2,195
Marriott Vacations Worldwide Corp.	23	2,151
Six Flags Entertainment Corp.	42	2,073
Thor Industries, Inc.	31	1,933
Wendy's Co.	107	1,914
Churchill Downs, Inc.	21	1,895
Scotts Miracle-Gro Co. — Class A	23	1,807
Eldorado Resorts, Inc.*	38	1,774
Dick's Sporting Goods, Inc.	44	1,620
Nu Skin Enterprises, Inc. — Class A	33	1,579
Tempur Sealy International, Inc.*	27	1,557
Dana, Inc.	85	1,508
Bed Bath & Beyond, Inc.	81	1,376
Sally Beauty Holdings, Inc.*	71	1,307
Urban Outfitters, Inc.*	44	1,304
Boyd Gaming Corp.	47	1,286
Penn National Gaming, Inc.*	63	1,266
Herman Miller, Inc.	35	1,231
Cheesecake Factory, Inc.	25	1,223
Jack in the Box, Inc.	15	1,216
AutoNation, Inc.*	34	1,215
KB Home	50	1,209
World Fuel Services Corp.	40	1,156
Visteon Corp.*	17	1,145
TRI Pointe Group, Inc.*	84	1,062
Delphi Technologies plc	52	1,001
Brinker International, Inc.	22	976
HNI Corp.	26	944
Signet Jewelers Ltd.	31	842
Dillard's, Inc. — Class A1	11	792
Tupperware Brands Corp.	29	742
Papa John's International, Inc.	13	688
Scientific Games Corp. — Class A*	33	674
Adient plc	51	661
International Speedway Corp. — Class A	14	611
Michaels Companies, Inc.*	53	605
Total Consumer, Cyclical		129,364
Technology - 1.6%
Zebra Technologies Corp. — Class A*	32	6,705
Ultimate Software Group, Inc.*	19	6,272
PTC, Inc.*	63	5,807
Leidos Holdings, Inc.	86	5,512
Tyler Technologies, Inc.*	23	4,701
Fair Isaac Corp.*	17	4,618
CDK Global, Inc.	74	4,353
Teradyne, Inc.	102	4,064
Cree, Inc.*	61	3,490
Cypress Semiconductor Corp.	215	3,208
Monolithic Power Systems, Inc.	23	3,116
Teradata Corp.*	69	3,012
MKS Instruments, Inc.	32	2,978
CACI International, Inc. — Class A*	15	2,730
Medidata Solutions, Inc.*	37	2,710
MAXIMUS, Inc.	38	2,697
Lumentum Holdings, Inc.*	45	2,544
j2 Global, Inc.	27	2,338
Blackbaud, Inc.	29	2,312
Science Applications International Corp.	30	2,309
ACI Worldwide, Inc.*	69	2,268
Manhattan Associates, Inc.*	38	2,094

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 16.7% (continued)
Technology - 1.6% (continued)
Silicon Laboratories, Inc.*	25	$2,022
NCR Corp.*	70	1,910
Covetrus, Inc.*	56	1,784
Perspecta, Inc.	83	1,678
CommVault Systems, Inc.*	23	1,489
Cirrus Logic, Inc.*	35	1,472
NetScout Systems, Inc.*	41	1,151
Allscripts Healthcare Solutions, Inc.*	101	964
Synaptics, Inc.*	20	795
Pitney Bowes, Inc.	111	763
Total Technology		93,866
Basic Materials - 0.8%
Steel Dynamics, Inc.	136	4,797
RPM International, Inc.	78	4,527
Chemours Co.	99	3,679
Reliance Steel & Aluminum Co.	40	3,610
Royal Gold, Inc.	39	3,546
Versum Materials, Inc.	64	3,220
Ashland Global Holdings, Inc.	37	2,891
Ingevity Corp.*	25	2,640
Olin Corp.	97	2,244
NewMarket Corp.	5	2,168
Valvoline, Inc.	111	2,060
United States Steel Corp.	102	1,988
Allegheny Technologies, Inc.*	74	1,892
Domtar Corp.	37	1,837
Sensient Technologies Corp.	25	1,695
Cabot Corp.	35	1,457
PolyOne Corp.	46	1,348
Carpenter Technology Corp.	28	1,284
Minerals Technologies, Inc.	21	1,235
Commercial Metals Co.	69	1,178
Compass Minerals International, Inc.	20	1,088
Total Basic Materials		50,384
Utilities - 0.7%
UGI Corp.	103	5,708
OGE Energy Corp.	118	5,088
Aqua America, Inc.	105	3,826
National Fuel Gas Co.	51	3,109
IDACORP, Inc.	30	2,986
ONE Gas, Inc.	31	2,760
Hawaiian Electric Industries, Inc.	64	2,609
New Jersey Resources Corp.	52	2,589
Southwest Gas Holdings, Inc.	31	2,550
Spire, Inc.	30	2,469
ALLETE, Inc.	30	2,467
Black Hills Corp.	32	2,370
PNM Resources, Inc.	47	2,225
NorthWestern Corp.	30	2,113
Total Utilities		42,869
Energy - 0.7%
Equities Corp.	150	3,111
WPX Energy, Inc.*	233	3,055
Murphy Oil Corp.	96	2,813
Equitrans Midstream Corp.	120	2,613
Transocean Ltd.*	299	2,604
First Solar, Inc.*	45	2,378
PBF Energy, Inc. — Class A	71	2,211
Chesapeake Energy Corp.*	616	1,910
Apergy Corp.*	46	1,889
Core Laboratories N.V.	26	1,792
Patterson-UTI Energy, Inc.	126	1,767
Murphy USA, Inc.*	18	1,541
Southwestern Energy Co.*	320	1,501
Range Resources Corp.	123	1,382
CNX Resources Corp.*	117	1,260
Matador Resources Co.*	61	1,179
QEP Resources, Inc.*	140	1,091
SM Energy Co.	61	1,067
Callon Petroleum Co.*	135	1,019
Ensco plc — Class A1	258	1,014
Oasis Petroleum, Inc.*	160	966
Oceaneering International, Inc.*	58	915
NOW, Inc.*	64	893
Rowan Companies plc — Class A*	75	809
McDermott International, Inc.*	107	796
Total Energy		41,576
Communications - 0.6%
FactSet Research Systems, Inc.	22	5,462
Ciena Corp.*	85	3,174
ARRIS International plc*	97	3,066
Cable One, Inc.	3	2,944
New York Times Co. — Class A	84	2,759
ViaSat, Inc.*	34	2,635
LogMeIn, Inc.	30	2,403
World Wrestling Entertainment, Inc. — Class A	26	2,256
TEGNA, Inc.	127	1,791
Telephone & Data Systems, Inc.	55	1,690
Yelp, Inc. — Class A*	45	1,552
AMC Networks, Inc. — Class A*	26	1,476
Meredith Corp.	24	1,326
InterDigital, Inc.	19	1,254
John Wiley & Sons, Inc. — Class A	27	1,194
Plantronics, Inc.	19	876
Cars.com, Inc.*	37	844
Total Communications		36,702
Total Common Stocks
(Cost $830,503)		986,950

MUTUAL FUNDS† - 64.0%
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	194,783	1,941,986
Guggenheim Strategy Fund II2	74,277	1,842,824
Total Mutual Funds
(Cost $3,784,385)		3,784,810

	Face Amount
U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bills
2.39% due 05/07/19[3,4]	$260,000	259,380
2.31% due 04/02/19[4,5]	91,000	90,994
Total U.S. Treasury Bills
(Cost $350,374)		350,374

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 0.1%
Freddie Mac
1.75% due 05/30/19	$6,000	$5,993
Total Federal Agency Notes
(Cost $5,993)		5,993

REPURCHASE AGREEMENTS††,6 - 12.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[3]	497,631	497,631
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[3]	124,408	124,408
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[3]	111,429	111,429
Total Repurchase Agreements
(Cost $733,468)		733,468

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	8,596	8,596
Total Securities Lending Collateral
(Cost $8,596)		8,596
Total Investments - 99.2%
(Cost $5,713,319)		$5,870,191
Other Assets & Liabilities, net - 0.8%		46,618
Total Net Assets - 100.0%		$5,916,809

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Jun 2019	$1,141,020	$22,371

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	2.77%	At Maturity	04/29/19	1,836	$3,481,979	$36,248
Barclays Bank plc	S&P MidCap 400 Index	2.77%	At Maturity	04/30/19	1,328	2,518,894	28,572
BNP Paribas	S&P MidCap 400 Index	2.85%	At Maturity	04/29/19	399	756,738	8,584
						$6,757,611	$73,404

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$986,950	$—	$—	$986,950
Mutual Funds	3,784,810	—	—	3,784,810
U.S. Treasury Bills	—	350,374	—	350,374
Federal Agency Notes	—	5,993	—	5,993
Repurchase Agreements	—	733,468	—	733,468
Securities Lending Collateral	8,596	—	—	8,596
Equity Futures Contracts**	22,371	—	—	22,371
Equity Index Swap Agreements**	—	73,404	—	73,404
Total Assets	$4,802,727	$1,163,239	$—	$5,965,966

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,929,681	$213,836	$(300,000)	$(1,926)	$1,233	$1,842,824	74,277	$14,297
Guggenheim Ultra Short Duration Fund - Institutional Class	1,183,579	956,264	(200,000)	(794)	2,937	1,941,986	194,783	11,430
	$3,113,260	$1,170,100	$(500,000)	$(2,720)	$4,170	$3,784,810		$25,727

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 25.2%
Technology - 6.4%
First Data Corp. — Class A*	22,287	$585,479
Red Hat, Inc.*,1	3,020	551,754
Integrated Device Technology, Inc.*,1	9,455	463,201
Mellanox Technologies Ltd.*	3,509	415,325
Luxoft Holding, Inc.*	4,805	282,101
Ultimate Software Group, Inc.*	784	258,822
Total Technology		2,556,682
Financial - 5.5%
Navigators Group, Inc.	7,881	550,646
TCF Financial Corp.	19,781	409,269
Fidelity Southern Corp.	14,250	390,307
SunTrust Banks, Inc.	5,619	332,926
Blue Hills Bancorp, Inc.[1]	11,040	263,856
National Commerce Corp.*	4,601	180,405
Genworth Financial, Inc. — Class A*	13,429	51,433
Total Financial		2,178,842
Consumer, Non-cyclical - 4.3%
Celgene Corp.*	4,160	392,454
Travelport Worldwide Ltd.	18,335	288,410
Worldpay, Inc. — Class A*	2,493	282,956
Nightstar Therapeutics plc ADR*	10,842	275,062
LSC Communications, Inc.	30,085	196,455
Spark Therapeutics, Inc.*	1,612	183,575
Pacific Biosciences of California, Inc.*	15,449	111,696
Total Consumer, Non-cyclical		1,730,608
Communications - 3.4%
ARRIS International plc*	15,763	498,268
Finisar Corp.*	19,057	441,551
Tribune Media Co. — Class A	6,316	291,420
Sprint Corp.*,1	22,267	125,809
Total Communications		1,357,048
Industrial - 2.7%
USG Corp.[1]	12,754	552,248
L3 Technologies, Inc.	2,615	539,658
Total Industrial		1,091,906
Basic Materials - 2.0%
Goldcorp, Inc.	53,544	612,544
Univar, Inc.*	7,363	163,171
Total Basic Materials		775,715
Consumer, Cyclical - 0.7%
Belmond Ltd. — Class A*	11,455	285,573
Utilities - 0.2%
Connecticut Water Service, Inc.	1,289	88,490
Total Common Stocks
(Cost $10,157,872)		10,064,864

MUTUAL FUNDS† - 35.2%
Guggenheim Strategy Fund II2	231,924	5,754,027
Guggenheim Variable Insurance Strategy Fund III[2]	167,443	4,144,210
Guggenheim Strategy Fund III[2]	167,085	4,142,027
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	4,265	42,521
Total Mutual Funds
(Cost $14,201,887)		14,082,785

CLOSED-END FUNDS† - 9.0%
Dividend and Income Fund	6,476	73,567
RMR Real Estate Income Fund	2,511	46,931
Herzfeld Caribbean Basin Fund, Inc.	7,346	42,974
Eaton Vance Municipal Bond Fund	2,673	33,145
Salient Midstream & MLP Fund	2,417	22,212
Boulder Growth & Income Fund, Inc.	2,027	21,851
Adams Natural Resources Fund, Inc.	1,284	21,533
General American Investors Company, Inc.	643	21,418
Cushing Energy Income Fund	2,775	20,979
GDL Fund	2,139	20,449
Kayne Anderson Midstream/Energy Fund, Inc.	1,718	20,444
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,628	20,057
New Ireland Fund, Inc.	2,222	19,998
CBRE Clarion Global Real Estate Income Fund	2,673	19,967
Gabelli Healthcare & WellnessRx Trust	1,862	19,570
Franklin Universal Trust	2,774	19,557
Adams Diversified Equity Fund, Inc.	1,333	19,248
Cushing MLP & Infrastructure Total Return Fund	1,833	19,136
Nuveen Real Asset Income and Growth Fund	1,190	19,088
Macquarie Global Infrastructure Total Return Fund, Inc.	860	19,083
Nuveen North Carolina Quality Municipal Income Fund	1,493	19,080
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,713	19,066
First Trust New Opportunities MLP & Energy Fund	2,049	18,974
Nuveen Energy MLP Total Return Fund	1,960	18,953
Taiwan Fund, Inc.	1,055	18,916
Nuveen Connecticut Quality Municipal Income Fund	1,548	18,653
Neuberger Berman California Municipal Fund, Inc.	1,429	18,620
Nuveen All Capital Energy MLP Opportunities Fund	2,689	18,608
Nuveen Michigan Quality Municipal Income Fund	1,401	18,549
Nuveen Georgia Quality Municipal Income Fund	1,549	18,464
Western Asset Inflation-Linked Opportunities & Income Fund	1,720	18,456
Morgan Stanley India Investment Fund, Inc.	880	18,392
Principal Real Estate Income Fund	984	18,352

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.0% (continued)
Nuveen Texas Quality Municipal Income Fund	1,371	$18,317
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,447	18,281
ClearBridge Energy Midstream Opportunity Fund, Inc.	1,902	18,278
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,884	18,275
Duff & Phelps Global Utility Income Fund, Inc.	1,221	18,242
Western Asset Inflation - Linked Securities & Income Fund	1,627	18,239
Aberdeen Japan Equity Fund, Inc.	2,605	18,157
Nuveen Maryland Quality Municipal Income Fund	1,454	18,131
Delaware Investments National Municipal Income Fund	1,422	18,045
Eaton Vance New York Municipal Income Trust	1,461	18,029
Nuveen New Jersey Quality Municipal Income Fund	1,299	17,991
Neuberger Berman MLP Income Fund, Inc.	2,252	17,926
PGIM High Yield Bond Fund, Inc.	1,264	17,924
PGIM Global High Yield Fund, Inc.	1,283	17,885
BlackRock MuniYield Pennsylvania Quality Fund	1,314	17,884
Nuveen New York Quality Municipal Income Fund	1,332	17,835
Nuveen Ohio Quality Municipal Income Fund	1,231	17,825
First Trust Aberdeen Global Opportunity Income Fund	1,770	17,788
Eaton Vance California Municipal Bond Fund	1,678	17,703
Nuveen Arizona Quality Municipal Income Fund	1,377	17,667
First Trust High Income Long/Short Fund	1,206	17,620
BlackRock Resources & Commodities Strategy Trust	2,155	17,606
Eagle Growth & Income Opportunities Fund[3]	1,145	17,599
First Trust Energy Infrastructure Fund	1,107	17,546
BlackRock Credit Allocation Income Trust	1,411	17,510
Nuveen Global High Income Fund	1,154	17,495
Aberdeen Global Premier Properties Fund	2,896	17,405
Pioneer Diversified High Income Trust	1,222	17,401
Tortoise Power and Energy Infrastructure Fund, Inc.	935	17,400
Western Asset Intermediate Muni Fund, Inc.	1,973	17,382
BlackRock MuniYield Michigan Quality Fund, Inc.	1,298	17,341
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,437	17,330
Lazard Global Total Return and Income Fund, Inc.	1,120	17,304
Bancroft Fund Ltd.	807	17,254
DTF Tax-Free Income, Inc.	1,304	17,252
Nuveen Virginia Quality Municipal Income Fund	1,355	17,208
Eaton Vance New York Municipal Bond Fund	1,464	17,202
European Equity Fund, Inc.	1,971	17,187
Cohen & Steers REIT and Preferred Income Fund, Inc.	834	17,180
Source Capital, Inc.	477	17,172
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,907	17,144
Eaton Vance Floating-Rate Income Plus Fund	1,156	17,120
AllianceBernstein National Municipal Income Fund, Inc.	1,320	17,094
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,580	17,080
New Germany Fund, Inc.	1,222	17,071
Eaton Vance California Municipal Income Trust	1,422	17,064
Central and Eastern Europe Fund, Inc.	709	17,052
Eaton Vance Limited Duration Income Fund	1,347	17,039
First Trust Aberdeen Emerging Opportunity Fund	1,266	17,028
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	1,808	17,013
Delaware Enhanced Global Dividend & Income Fund	1,759	17,009
Japan Smaller Capitalization Fund, Inc.	1,930	16,926
ClearBridge MLP & Midstream Fund, Inc.	1,336	16,914
Nuveen California AMT-Free Quality Municipal Income Fund	1,215	16,913
Tortoise Pipeline & Energy Fund, Inc.	1,112	16,902
India Fund, Inc.	788	16,847
BlackRock Corporate High Yield Fund, Inc.	1,640	16,826
Nuveen AMT-Free Quality Municipal Income Fund	1,258	16,807
BlackRock Enhanced Global Dividend Trust	1,568	16,778
MFS Charter Income Trust	2,122	16,764
Eaton Vance Municipal Income Trust	1,373	16,751
BlackRock Debt Strategies Fund, Inc.	1,562	16,745
Swiss Helvetia Fund, Inc.	2,197	16,697
Templeton Emerging Markets Fund/United States	1,122	16,695
China Fund, Inc.	818	16,671

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.0% (continued)
Aberdeen Total Dynamic Dividend Fund	2,020	$16,665
Neuberger Berman Real Estate Securities Income Fund, Inc.	3,345	16,625
Templeton Dragon Fund, Inc.	836	16,620
Pioneer High Income Trust	1,854	16,593
GAMCO Natural Resources Gold & Income Trust	2,931	16,560
Ellsworth Growth and Income Fund Ltd.	1,720	16,512
Cohen & Steers Global Income Builder, Inc.	1,934	16,497
Nuveen Multi-Market Income Fund	2,333	16,494
Clough Global Opportunities Fund	1,701	16,432
Neuberger Berman High Yield Strategies Fund, Inc.	1,454	16,416
Ivy High Income Opportunities Fund	1,213	16,400
Wells Fargo Income Opportunities Fund	2,079	16,382
Credit Suisse Asset Management Income Fund, Inc.	5,276	16,356
Tri-Continental Corp.	621	16,332
Aberdeen Asia-Pacific Income Fund, Inc.	3,861	16,332
Voya Global Advantage and Premium Opportunity Fund	1,511	16,304
BlackRock Limited Duration Income Trust	1,109	16,302
Nuveen Quality Municipal Income Fund	1,201	16,298
Nuveen Credit Strategies Income Fund	2,101	16,241
Virtus Total Return Fund, Inc.	1,615	16,231
Nuveen New Jersey Municipal Value Fund	1,228	16,210
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,229	16,205
Western Asset High Income Fund II, Inc.	2,499	16,194
BlackRock Enhanced International Dividend Trust	2,910	16,180
Royce Value Trust, Inc.	1,175	16,168
Cohen & Steers Quality Income Realty Fund, Inc.	1,262	16,154
LMP Capital and Income Fund, Inc.	1,249	16,112
BlackRock MuniYield Quality Fund III, Inc.	1,246	16,111
Mexico Fund, Inc.	1,164	16,110
John Hancock Investors Trust	1,021	16,101
Western Asset Emerging Markets Debt Fund, Inc.	1,180	16,095
Nuveen Senior Income Fund	2,774	16,089
Western Asset High Income Opportunity Fund, Inc.	3,331	16,089
Nuveen Pennsylvania Municipal Value Fund	1,196	16,062
Aberdeen Global Dynamic Dividend Fund	1,696	16,061
BlackRock Energy and Resources Trust	1,325	16,046
Voya Asia Pacific High Dividend Equity Income Fund	1,712	16,024
Tekla Healthcare Opportunities Fund	909	16,017
Nuveen Massachusetts Quality Municipal Income Fund	1,275	16,014
BlackRock Multi-Sector Income Trust	964	15,993
DWS Municipal Income Trust	1,451	15,990
Western Asset Global High Income Fund, Inc.	1,701	15,972
AllianceBernstein Global High Income Fund, Inc.	1,378	15,971
AllianzGI Equity & Convertible Income Fund[3]	742	15,968
Pioneer Municipal High Income Trust	1,335	15,940
Nuveen Floating Rate Income Fund	1,653	15,918
Brookfield Real Assets Income Fund, Inc.	735	15,891
Liberty All Star Growth Fund, Inc.	2,858	15,890
Federated Premier Municipal Income Fund	1,182	15,874
Tekla Healthcare Investors	771	15,836
Dreyfus Municipal Income, Inc.	1,880	15,811
Wells Fargo Global Dividend Opportunity Fund	3,013	15,788
Western Asset Municipal Partners Fund, Inc.	1,093	15,783
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,826	15,740
Putnam Master Intermediate Income Trust	3,463	15,722
Aberdeen Income Credit Strategies Fund	1,293	15,671
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,007	15,649
Putnam Municipal Opportunities Trust	1,276	15,644
Nuveen Municipal Credit Income Fund[3]	1,036	15,613
Lazard World Dividend & Income Fund, Inc.	1,573	15,588
Royce Micro-Capital Trust, Inc.	1,869	15,569
BlackRock Core Bond Trust	1,155	15,535
BlackRock Municipal 2030 Target Term Trust	698	15,523
Neuberger Berman Municipal Fund, Inc.	1,080	15,498
Clough Global Dividend and Income Fund	1,395	15,484
Nuveen Diversified Dividend & Income Fund	1,493	15,468
BlackRock Massachusetts Tax-Exempt Trust	1,235	15,456
MFS Multimarket Income Trust	2,721	15,455

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.0% (continued)
Sprott Focus Trust, Inc.	2,264	$15,418
Western Asset High Yield Defined Opportunity Fund, Inc.	1,042	15,390
Invesco High Income Trust II	1,072	15,372
Morgan Stanley China A Share Fund, Inc.	658	15,358
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,238	15,353
Putnam Managed Municipal Income Trust	2,052	15,349
Cushing Renaissance Fund	905	15,294
Mexico Equity & Income Fund, Inc.	1,445	15,274
Wells Fargo Multi-Sector Income Fund	1,262	15,270
First Trust Dynamic Europe Equity Income Fund	1,064	15,258
Gabelli Dividend & Income Trust	717	15,258
Virtus Global Multi-Sector Income Fund	1,245	15,251
Voya Infrastructure Industrials and Materials Fund	1,209	15,233
Clough Global Equity Fund	1,200	15,228
Cohen & Steers Infrastructure Fund, Inc.	619	15,178
Madison Covered Call & Equity Strategy Fund	2,219	15,156
DWS Strategic Municipal Income Trust	1,348	15,125
Gabelli Global Utility & Income Trust	810	15,115
Barings Global Short Duration High Yield Fund	835	15,113
BlackRock Enhanced Equity Dividend Trust	1,765	15,091
Liberty All-Star Equity Fund	2,466	15,067
Voya Global Equity Dividend and Premium Opportunity Fund	2,318	15,067
Nuveen Missouri Quality Municipal Income Fund	1,163	15,038
Credit Suisse High Yield Bond Fund	6,058	15,024
GAMCO Global Gold Natural Resources & Income Trust	3,458	15,008
Nuveen New York Municipal Value Fund 2	1,082	14,986
Dreyfus High Yield Strategies Fund	4,876	14,969
Nuveen Floating Rate Income Opportunity Fund	1,558	14,941
First Trust Intermediate Duration Preferred & Income Fund	684	14,918
MFS Intermediate High Income Fund	5,838	14,887
BlackRock MuniHoldings Investment Quality Fund	1,153	14,885
Western Asset Global Corporate Defined Opportunity Fund, Inc.	902	14,847
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,188	14,684
Nuveen Real Estate Income Fund	1,416	14,670
Templeton Emerging Markets Income Fund	1,432	14,664
BlackRock Enhanced Capital and Income Fund, Inc.	928	14,634
John Hancock Hedged Equity & Income Fund	991	14,588
Delaware Investments Colorado Municipal Income Fund, Inc.	1,014	14,368
Voya Emerging Markets High Income Dividend Equity Fund	1,788	14,215
BlackRock MuniYield Investment Quality Fund	1,081	14,204
Korea Fund, Inc.	485	14,196
Advent Claymore Convertible Securities and Income Fund	766	11,306
Total Closed-End Funds
(Cost $3,385,107)		3,612,180

	Face Amount
U.S. TREASURY BILLS†† - 18.9%
U.S. Treasury Bills
2.36% due 04/23/19[4,5]	$6,400,000	6,390,655
2.31% due 04/02/19[5,6]	1,149,000	1,148,924
Total U.S. Treasury Bills
(Cost $7,539,527)		7,539,579

REPURCHASE AGREEMENTS††,7 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	212,730	212,730
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	53,182	53,182
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	47,634	47,634
Total Repurchase Agreements
(Cost $313,546)		313,546

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[9]	27,449	27,449
Total Securities Lending Collateral
(Cost $27,449)		27,449
Total Investments - 89.2%
(Cost $35,625,388)		$35,640,403

COMMON STOCKS SOLD SHORT† - (11.2%)
Communications - (0.4)%
T-Mobile US, Inc.*	2,285	(157,894)
Consumer, Non-cyclical - (1.1)%
Bristol-Myers Squibb Co.	4,160	(198,474)
Quad/Graphics, Inc.	18,803	(223,756)
Total Consumer, Non-cyclical		(422,230)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS SOLD SHORT† - (11.2%) (continued)
Industrial - (1.8)%
II-VI, Inc.*	4,227	$(157,414)
Harris Corp.	3,400	(543,014)
Total Industrial		(700,428)
Basic Materials - (2.0)%
Univar, Inc.*	7,363	(163,164)
Newmont Mining Corp.	17,562	(628,193)
Total Basic Materials		(791,357)
Technology - (2.1)%
Fidelity National Information Services, Inc.	2,315	(261,826)
Fiserv, Inc.*	6,753	(596,155)
Total Technology		(857,981)
Financial - (3.8)%
Fifth Third Bancorp	1	(25)
CenterState Bank Corp.	7,592	(180,766)
Independent Bank Corp.	2,548	(206,413)
BB&T Corp.	7,277	(338,599)
Ameris Bancorp	11,400	(391,590)
Chemical Financial Corp.	10,051	(413,699)
Total Financial		(1,531,092)
Total Common Stocks Sold Short
(Proceeds $4,650,715)		(4,460,982)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.2%)
SPDR S&P 500 ETF Trust	5	(1,413)
iShares Core U.S. Aggregate Bond ETF	74	(8,071)
iShares MSCI South Korea ETF	170	(10,362)
iShares Russell 1000 Value ETF	153	(18,894)
Technology Select Sector SPDR Fund	266	(19,684)
iShares Russell 1000 Growth ETF	144	(21,796)
Consumer Discretionary Select Sector SPDR Fund	209	(23,795)
iShares MSCI Australia ETF	1,285	(27,653)
Invesco QQQ Trust Series 1	199	(35,752)
Materials Select Sector SPDR Fund	683	(37,906)
Industrial Select Sector SPDR Fund	594	(44,568)
iShares MSCI Emerging Markets ETF	1,086	(46,611)
iShares China Large-Capital ETF	1,069	(47,325)
VanEck Vectors Russia ETF	2,362	(48,657)
iShares MSCI Japan ETF	1,069	(58,496)
iShares MSCI Mexico ETF	1,429	(62,290)
Health Care Select Sector SPDR Fund	750	(68,813)
iShares MSCI United Kingdom ETF	2,170	(71,632)
Consumer Staples Select Sector SPDR Fund	1,286	(72,157)
iShares MSCI Taiwan ETF	2,155	(74,520)
iShares 20+ Year Treasury Bond ETF	591	(74,726)
VanEck Vectors Gold Miners ETF	3,460	(77,573)
Financial Select Sector SPDR Fund	4,394	(112,970)
iShares iBoxx $ Investment Grade Corporate Bond ETF	957	(113,940)
iShares MSCI EAFE ETF	1,815	(117,721)
iShares U.S. Real Estate ETF	2,010	(174,950)
iShares Russell 2000 Index ETF	1,200	(183,708)
iShares TIPS Bond ETF	1,845	(208,614)
Utilities Select Sector SPDR Fund	3,743	(217,730)
Energy Select Sector SPDR Fund	4,316	(285,374)
iShares 7-10 Year Treasury Bond ETF	3,939	(420,173)
SPDR Bloomberg Barclays High Yield Bond ETF	25,147	(904,538)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,768,625)		(3,692,412)
Total Securities Sold Short - (20.4)%
(Proceeds $8,419,340)		$(8,153,394)
Other Assets & Liabilities, net - 31.2%		12,453,694
Total Net Assets - 100.0%		$39,940,703

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	62	Jun 2019	$6,095,654	$87,132
Long Gilt Futures Contracts††	16	Jun 2019	2,698,863	45,115
Euro - BTP Italian Government Bond Futures Contracts††	27	Jun 2019	3,920,195	21,926
Euro - 30 year Bond Futures Contracts	1	Jun 2019	215,146	10,419
U.S. Treasury Long Bond Futures Contracts	2	Jun 2019	299,813	8,824
U.S. Treasury Ultra Long Bond Futures Contracts	2	Jun 2019	336,750	8,434
Euro - OATS Futures Contracts††	1	Jun 2019	182,576	5,198
			$13,748,997	$187,048

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	6	Jun 2019	$680,888	$966
New Zealand Dollar Futures Contracts	4	Jun 2019	272,840	(657)
Euro FX Futures Contracts	2	Jun 2019	282,263	(2,118)
Canadian Dollar Futures Contracts	25	Jun 2019	1,874,250	(7,064)
British Pound Futures Contracts	6	Jun 2019	490,237	(7,665)
			$3,600,478	$(16,538)

Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	64	Dec 2019	$2,414,080	$74,307
Cotton #2 Futures Contracts	5	May 2019	194,000	6,596
Gasoline RBOB Futures Contracts	2	Apr 2019	157,861	2,557
WTI Crude Futures Contracts	2	Apr 2019	120,300	1,475
LME Zinc Futures Contracts	1	May 2019	73,844	1,034
Brent Crude Futures Contracts	2	Apr 2019	135,160	237
Wheat Futures Contracts	6	May 2019	137,775	(629)
Natural Gas Futures Contracts	14	Apr 2019	373,520	(23,276)
Hard Red Winter Wheat Futures Contracts	58	May 2019	1,248,450	(27,699)
Live Cattle Futures Contracts	78	Aug 2019	3,609,840	(53,531)
			$8,464,830	$(18,929)

Equity Futures Contracts Purchased†
SPI 200 Index Futures Contracts	18	Jun 2019	$1,977,738	$11,228
Hang Seng Index Futures Contracts††	2	Apr 2019	371,662	4,339
FTSE MIB Index Futures Contracts††	1	Jun 2019	116,431	587
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2019	143,345	353
IBEX 35 Index Futures Contracts††	1	Apr 2019	103,290	(1,827)
CBOE Volatility Index Futures Contracts	97	Sep 2019	1,663,550	(16,570)
CBOE Volatility Index Futures Contracts	77	Aug 2019	1,309,000	(18,292)
			$5,685,016	$(20,182)

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	78	Sep 2019	$1,752,075	$112,190
Natural Gas Futures Contracts	23	Jun 2019	639,170	34,211
Live Cattle Futures Contracts	26	Jun 2019	1,237,600	25,013
Corn Futures Contracts	26	May 2019	463,775	24,622
Soybean Oil Futures Contracts	23	May 2019	391,644	24,277
Soybean Futures Contracts	11	May 2019	486,200	16,987
Coffee 'C' Futures Contracts	9	May 2019	318,600	14,069
Soybean Meal Futures Contracts	16	May 2019	488,960	9,595
Wheat Futures Contracts	21	Sep 2019	495,600	6,499
Live Cattle Futures Contracts	25	Oct 2019	1,169,750	5,710
NY Harbor ULSD Futures Contracts	4	Apr 2019	330,859	3,644
Low Sulphur Gas Oil Futures Contracts	5	May 2019	302,500	2,567
Lean Hogs Futures Contracts	2	Jun 2019	70,120	1,442
LME Primary Aluminum Futures Contracts	16	May 2019	95,075	544
LME Lead Futures Contracts	1	May 2019	50,331	(203)
Cocoa Futures Contracts	10	May 2019	228,600	(3,945)
Cattle Feeder Futures Contracts	5	May 2019	372,563	(7,390)
Cotton #2 Futures Contracts	51	Jul 2019	1,996,650	(113,207)
			$10,890,072	$156,625

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	73	Apr 2019	$1,108,140	$53,061
DAX Index Futures Contracts	1	Jun 2019	324,288	3,250
Nikkei 225 (OSE) Index Futures Contracts	3	Jun 2019	575,799	1,439
Euro STOXX 50 Index Futures Contracts	4	Jun 2019	147,246	983
S&P 500 Index Mini Futures Contracts	2	Jun 2019	283,800	255
Russell 2000 Index Mini Futures Contracts	6	Jun 2019	463,320	(192)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2019	148,045	(202)
FTSE 100 Index Futures Contracts	2	Jun 2019	188,033	(323)
OMX Stockholm 30 Index Futures Contracts††	12	Apr 2019	200,008	(641)
Tokyo Stock Price Index Futures Contracts	3	Jun 2019	432,729	(947)
CAC 40 10 Euro Index Futures Contracts	2	Apr 2019	120,094	(1,373)
			$3,991,502	$55,310

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	12	Jun 2019	$853,320	$(1,361)
Swiss Franc Futures Contracts	55	Jun 2019	6,956,125	(36,581)
			$7,809,445	$(37,942)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	9	Jun 2019	$1,118,813	$(890)
Canadian Government 10 Year Bond Futures Contracts	8	Jun 2019	833,630	(1,024)
Euro - Bund Futures Contracts	32	Jun 2019	5,973,477	(72,520)
			$7,925,920	$(74,434)

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	Multi-Hedge Portfolio Long Custom Basket Swap[10]	2.80%	At Maturity	08/31/23	$16,946,399	$1,013,441
Morgan Stanley Capital Services LLC	Multi-Hedge Portfolio Long Custom Basket Swap[11]	2.80%	At Maturity	08/31/23	15,252,064	(36,149)
					$32,198,463	$977,292
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	Multi-Hedge Portfolio Short Custom Basket Swap[12]	(1.90)%	At Maturity	08/31/23	$16,828,455	$(411,217)
Morgan Stanley Capital Services LLC	Multi-Hedge Portfolio Short Custom Basket Swap[13]	(2.10)%	At Maturity	08/31/23	11,428,659	(192,159)
					$28,257,114	$(603,376)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[10]
American Tower Corp. — Class A	3,467	4.03%	$167,776
Sun Communities, Inc.	5,848	4.09%	91,469
Equity LifeStyle Properties, Inc.	4,852	3.27%	85,602
Equity Residential	8,098	3.60%	76,492
Crown Castle International Corp.	4,803	3.63%	69,427
MGM Growth Properties LLC — Class A	27,856	5.30%	61,316
Invitation Homes, Inc.	27,913	4.01%	58,933
Gaming and Leisure Properties, Inc.	10,894	2.48%	56,303
HCP, Inc.	12,659	2.34%	55,803
Rexford Industrial Realty, Inc.	16,449	3.48%	55,140
Hudson Pacific Properties, Inc.	15,615	3.17%	54,739
QTS Realty Trust, Inc. — Class A	13,249	3.52%	36,370
JBG SMITH Properties	9,426	2.30%	33,851
Omega Healthcare Investors, Inc.	13,073	2.94%	28,657
Equinix, Inc.	1,407	3.76%	27,776
American Homes 4 Rent — Class A	29,653	3.98%	24,479
Four Corners Property Trust, Inc.	16,737	2.92%	21,773
Ventas, Inc.	6,173	2.32%	18,905
Cousins Properties, Inc.	55,011	3.14%	16,136
Retail Properties of America, Inc. — Class A	31,238	2.25%	15,931
Terreno Realty Corp.	11,866	2.94%	15,189
Americold Realty Trust	15,870	2.85%	14,581
Retail Opportunity Investments Corp.	27,239	2.79%	5,283
VICI Properties, Inc.	21,994	2.84%	2,993
CoreCivic, Inc.	19,456	2.23%	533
Simon Property Group, Inc.	1,976	2.12%	80
Host Hotels & Resorts, Inc.	29,659	3.31%	(196)
Penn National Gaming, Inc.*	18,792	2.23%	(1,428)
CyrusOne, Inc.	7,276	2.25%	(2,103)
TPG RE Finance Trust, Inc.	18,471	2.14%	(2,337)
Healthcare Trust of America, Inc. — Class A	19,852	3.35%	(2,829)
Pebblebrook Hotel Trust	14,509	2.66%	(25,810)
Sunstone Hotel Investors, Inc.	20,684	1.76%	(47,393)
Total Custom Basket of Long Securities			$1,013,441

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[12]
Chesapeake Lodging Trust	(12,672)	(2.09%)	64,597
Tanger Factory Outlet Centers, Inc.	(22,748)	(2.84%)	51,484
Hospitality Properties Trust	(20,834)	(3.26%)	49,312
Hersha Hospitality Trust	(25,391)	(2.59%)	32,136
Brandywine Realty Trust	(32,287)	(3.04%)	28,170
Physicians Realty Trust	(29,946)	(3.35%)	5,345
Apollo Commercial Real Estate Finance, Inc.	(20,406)	(2.21%)	3,748
VEREIT, Inc.	(56,591)	(2.81%)	747
Marriott International, Inc. — Class A	(3,017)	(2.24%)	279
Xenia Hotels & Resorts, Inc.	(25,620)	(3.34%)	90
iShares U.S. Home Construction ETF	(5,379)	(1.13%)	(3,136)
Prologis, Inc.	(6,670)	(2.85%)	(9,672)
Park Hotels & Resorts, Inc.	(10,604)	(1.96%)	(11,587)
Vornado Realty Trust	(7,170)	(2.87%)	(12,474)
NexPoint Residential Trust, Inc.	(12,640)	(2.88%)	(17,322)
Hilton Worldwide Holdings, Inc.	(4,630)	(2.29%)	(20,111)
Washington Prime Group, Inc.	(101,183)	(3.40%)	(20,273)
Spirit Realty Capital, Inc.	(12,427)	(2.93%)	(25,317)
Independence Realty Trust, Inc.	(44,403)	(2.85%)	(26,840)
CBRE Group, Inc. — Class A*	(5,657)	(1.66%)	(30,457)
Digital Realty Trust, Inc.	(4,926)	(3.48%)	(36,726)
Brixmor Property Group, Inc.	(40,754)	(4.45%)	(37,594)
Piedmont Office Realty Trust, Inc. — Class A	(29,748)	(3.69%)	(40,192)
Kimco Realty Corp.	(40,986)	(4.51%)	(45,367)
WP Carey, Inc.	(5,424)	(2.51%)	(57,934)
PS Business Parks, Inc.	(4,077)	(3.80%)	(107,175)
iShares U.S. Real Estate ETF	(48,282)	(24.97%)	(144,948)
Total Custom Basket of Short Securities			$(411,217)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[11]
Sinclair Broadcast Group, Inc. — Class A	2,672	0.67%	$20,680
Zimmer Biomet Holdings, Inc.	987	0.83%	19,775
Pinnacle West Capital Corp.	1,778	1.11%	19,649
Tyson Foods, Inc. — Class A	2,597	1.18%	19,638
AES Corp.	6,355	0.75%	18,537
Exelon Corp.	2,700	0.89%	17,731
Kimberly-Clark Corp.	1,283	1.04%	17,470
Portland General Electric Co.	3,301	1.12%	17,454
Kansas City Southern	940	0.71%	15,133
Medical Properties Trust, Inc.	9,187	1.12%	14,316
Verizon Communications, Inc.	2,922	1.13%	14,062
Baxter International, Inc.	1,024	0.55%	13,557
National Fuel Gas Co.	2,539	1.01%	13,556
Philip Morris International, Inc.	950	0.55%	12,936
Merck & Company, Inc.	1,291	0.70%	12,325
Cummins, Inc.	834	0.86%	12,094
TEGNA, Inc.	5,239	0.48%	11,983
Kinder Morgan, Inc.	7,269	0.95%	11,645
Pilgrim's Pride Corp.*	5,505	0.80%	11,373
FirstEnergy Corp.	4,151	1.13%	11,020
CSX Corp.	945	0.46%	10,799
Post Holdings, Inc.*	644	0.46%	10,762
Lam Research Corp.	379	0.44%	10,152
Icad, Inc.*	4,393	0.15%	9,533
Apartment Investment & Management Co. — Class A	3,508	1.16%	9,466
Travelers Companies, Inc.	732	0.66%	9,008
ONEOK, Inc.	901	0.41%	8,774
Intel Corp.	1,455	0.51%	8,220
CONMED Corp.	539	0.29%	7,780
Norfolk Southern Corp.	336	0.41%	7,777
JM Smucker Co.	464	0.35%	7,673
Chevron Corp.	1,351	1.09%	7,607
Delek US Holdings, Inc.	3,138	0.75%	7,582
Forward Air Corp.	878	0.37%	7,345
Assured Guaranty Ltd.	1,445	0.42%	7,150
Applied Materials, Inc.	1,734	0.45%	6,714
Oracle Corp.	1,223	0.43%	6,428
Skyworks Solutions, Inc.	687	0.37%	6,150
Deluxe Corp.	1,948	0.56%	5,930
Jazz Pharmaceuticals plc*	424	0.40%	5,930
Thermo Fisher Scientific, Inc.	165	0.30%	5,854
United Parcel Service, Inc. — Class B	608	0.45%	5,831
Darling Ingredients, Inc.*	4,715	0.67%	5,563
AT&T, Inc.	4,418	0.91%	5,376
Bio-Rad Laboratories, Inc. — Class A*	223	0.45%	5,369
Union Pacific Corp.	460	0.50%	5,283
Facebook, Inc. — Class A*	203	0.22%	4,911
AMERCO	216	0.53%	4,737
Apple, Inc.	281	0.35%	4,564
Alphabet, Inc. — Class C*	45	0.35%	4,520
Molina Healthcare, Inc.*	258	0.24%	4,472
Franklin Resources, Inc.	2,292	0.50%	4,343
Visa, Inc. — Class A	219	0.22%	4,211
Flowers Foods, Inc.	1,673	0.23%	4,157
Shenandoah Telecommunications Co.	2,240	0.65%	4,090
Williams Companies, Inc.	2,731	0.51%	3,874
US Foods Holding Corp.*	1,426	0.33%	3,573
Colgate-Palmolive Co.	1,473	0.66%	3,421
Equity Commonwealth	5,156	1.11%	3,313
UGI Corp.	3,092	1.12%	3,190
Exxon Mobil Corp.	2,072	1.10%	3,068
Pfizer, Inc.	3,995	1.11%	3,051
Oshkosh Corp.	734	0.36%	3,029
Northern Trust Corp.	1,001	0.59%	2,759
Becton Dickinson and Co.	335	0.55%	2,488
Marten Transport Ltd.	2,392	0.28%	2,395
J.B. Hunt Transport Services, Inc.	1,126	0.75%	2,355
Ameriprise Financial, Inc.	659	0.55%	2,205
Casey's General Stores, Inc.	499	0.42%	2,132
Kennametal, Inc.	1,544	0.37%	2,127
SkyWest, Inc.	752	0.27%	1,795
Huntington Ingalls Industries, Inc.	388	0.53%	1,672
NRG Energy, Inc.	1,483	0.41%	1,663
TrueBlue, Inc.*	1,857	0.29%	1,500
Chesapeake Lodging Trust	3,487	0.64%	1,388
Ingredion, Inc.	1,787	1.11%	1,364
Cal-Maine Foods, Inc.	2,092	0.61%	1,269
Abbott Laboratories	1,015	0.53%	1,261
Perrigo Company plc	838	0.26%	1,163
ManpowerGroup, Inc.	1,758	0.95%	1,103
Nomad Foods Ltd.*	1,719	0.23%	1,031
Hartford Financial Services Group, Inc.	2,521	0.82%	981
Avnet, Inc.	979	0.28%	969
General Mills, Inc.	697	0.24%	914
Knight-Swift Transportation Holdings, Inc.	2,577	0.55%	883
Johnson & Johnson	421	0.39%	876
Brown-Forman Corp. — Class B	665	0.23%	754
Cinemark Holdings, Inc.	3,982	1.04%	724
Domtar Corp.	954	0.31%	693
CVR Energy, Inc.	912	0.25%	690
Omnicom Group, Inc.	2,268	1.09%	590
PACCAR, Inc.	1,225	0.55%	435
Textron, Inc.	1,190	0.40%	409
Waters Corp.*	171	0.28%	390
MetLife, Inc.	1,891	0.53%	243
United Therapeutics Corp.*	457	0.35%	154
PPL Corp.	5,247	1.09%	110
Spirit Airlines, Inc.*	640	0.22%	43
Arcosa, Inc.	1	0.00%	0
Bank of New York Mellon Corp.	1,781	0.59%	(9)
ON Semiconductor Corp.*	1,760	0.24%	(59)
Arrow Electronics, Inc.*	847	0.43%	(78)
World Fuel Services Corp.	1,272	0.24%	(402)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
El Paso Electric Co.	2,347	0.91%	$(458)
John Wiley & Sons, Inc. — Class A	1,638	0.48%	(500)
Hewlett Packard Enterprise Co.	3,177	0.32%	(517)
Scholastic Corp.	1,993	0.52%	(657)
Marathon Petroleum Corp.	529	0.21%	(727)
Molson Coors Brewing Co. — Class B	1,682	0.66%	(841)
LyondellBasell Industries N.V. — Class A	455	0.25%	(1,083)
Werner Enterprises, Inc.	3,403	0.76%	(1,199)
AbbVie, Inc.	516	0.27%	(1,282)
JPMorgan Chase & Co.	522	0.35%	(1,293)
Prudential Financial, Inc.	913	0.55%	(1,447)
Ameren Corp.	2,310	1.11%	(1,471)
Western Union Co.	4,285	0.52%	(1,541)
News Corp. — Class A	2,816	0.23%	(1,774)
Juniper Networks, Inc.	1,418	0.25%	(1,859)
Activision Blizzard, Inc.	1,302	0.39%	(2,057)
HCP, Inc.	3,295	0.68%	(2,187)
Seagate Technology plc	1,171	0.37%	(2,440)
NetApp, Inc.	498	0.23%	(2,457)
HCA Healthcare, Inc.	455	0.39%	(2,613)
Westlake Chemical Corp.	650	0.29%	(2,636)
Medtronic plc	1,837	1.10%	(3,499)
Integer Holdings Corp.*	398	0.20%	(3,506)
MSG Networks, Inc. — Class A*	3,436	0.49%	(3,752)
Herbalife Nutrition Ltd.*	1,447	0.50%	(3,783)
Innoviva, Inc.*	3,004	0.28%	(3,853)
Amgen, Inc.	881	1.10%	(3,880)
Saia, Inc.*	1,081	0.43%	(4,086)
Hospitality Properties Trust	2,146	0.37%	(4,287)
Constellation Brands, Inc. — Class A	204	0.23%	(4,414)
Southwest Airlines Co.	1,356	0.46%	(4,641)
Park Hotels & Resorts, Inc.	3,497	0.71%	(4,690)
Schneider National, Inc. — Class B	4,661	0.64%	(4,804)
New Media Investment Group, Inc.	4,410	0.30%	(4,862)
Heartland Express, Inc.	5,805	0.73%	(5,096)
Cardinal Health, Inc.	1,707	0.54%	(5,807)
Sysco Corp.	1,474	0.65%	(6,045)
Allergan plc	331	0.32%	(6,138)
Allison Transmission Holdings, Inc.	2,326	0.69%	(6,153)
Mylan N.V.*	2,267	0.42%	(6,515)
Central Garden & Pet Co. — Class A*	1,349	0.21%	(6,781)
Summit Hotel Properties, Inc.	3,236	0.24%	(6,915)
Host Hotels & Resorts, Inc.	4,620	0.57%	(7,026)
Walgreens Boots Alliance, Inc.	1,073	0.45%	(7,375)
Vishay Intertechnology, Inc.	1,929	0.23%	(7,606)
Lear Corp.	347	0.31%	(7,632)
DXC Technology Co.	828	0.35%	(7,687)
Gilead Sciences, Inc.	2,608	1.11%	(10,116)
Alaska Air Group, Inc.	1,170	0.43%	(10,208)
AMC Networks, Inc. — Class A*	2,376	0.88%	(10,371)
JetBlue Airways Corp.*	6,215	0.67%	(10,429)
Vector Group Ltd.	6,722	0.48%	(10,803)
McKesson Corp.	1,180	0.91%	(10,823)
PBF Energy, Inc. — Class A	2,339	0.48%	(11,447)
Renewable Energy Group, Inc.*	2,979	0.43%	(12,467)
Phillips 66	1,144	0.71%	(12,745)
Belden, Inc.	724	0.26%	(13,037)
Delta Air Lines, Inc.	3,084	1.04%	(13,085)
United Continental Holdings, Inc.*	1,587	0.83%	(13,684)
Biogen, Inc.*	229	0.36%	(14,040)
ATN International, Inc.	1,152	0.43%	(14,335)
Lions Gate Entertainment Corp. — Class A	2,576	0.26%	(15,094)
Nu Skin Enterprises, Inc. — Class A	691	0.22%	(16,020)
InterDigital, Inc.	1,541	0.67%	(16,739)
Kroger Co.	4,236	0.68%	(17,377)
Humana, Inc.	384	0.67%	(17,524)
MEDNAX, Inc.*	1,372	0.24%	(18,333)
HP, Inc.	4,451	0.57%	(20,201)
Occidental Petroleum Corp.	2,505	1.09%	(21,212)
Kraft Heinz Co.	1,041	0.22%	(22,327)
Greenbrier Companies, Inc.	946	0.20%	(23,917)
HollyFrontier Corp.	2,183	0.71%	(24,675)
Archer-Daniels-Midland Co.	3,983	1.13%	(25,434)
Valero Energy Corp.	1,559	0.87%	(30,476)
FedEx Corp.	962	1.14%	(33,852)
Total Custom Basket of Long Securities			$(36,149)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[13]
National Oilwell Varco, Inc.	(3,862)	(0.90%)	29,980
Balchem Corp.	(1,215)	(0.99%)	21,994
Valley National Bancorp	(16,425)	(1.38%)	17,951
Howard Hughes Corp.*	(878)	(0.85%)	13,432
Commercial Metals Co.	(6,107)	(0.91%)	12,929
RPM International, Inc.	(1,291)	(0.66%)	11,837
Core Laboratories N.V.	(1,548)	(0.93%)	11,330
Associated Banc-Corp.	(2,009)	(0.38%)	11,220
Sterling Bancorp	(3,188)	(0.52%)	10,680
IBERIABANK Corp.	(686)	(0.43%)	9,262
Sotheby's*	(863)	(0.29%)	9,123
Compass Minerals International, Inc.	(1,049)	(0.50%)	9,057
Sensient Technologies Corp.	(1,523)	(0.90%)	8,851
HB Fuller Co.	(962)	(0.41%)	8,033
RLI Corp.	(1,576)	(0.99%)	7,543
Two Harbors Investment Corp.	(7,956)	(0.94%)	7,427
Old National Bancorp	(6,477)	(0.93%)	6,881
Monolithic Power Systems, Inc.	(480)	(0.57%)	6,850
Washington Federal, Inc.	(1,291)	(0.33%)	6,566

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Glacier Bancorp, Inc.	(1,162)	(0.41%)	$6,185
CNO Financial Group, Inc.	(3,718)	(0.53%)	6,158
First Financial Bankshares, Inc.	(1,386)	(0.70%)	5,797
Texas Roadhouse, Inc. — Class A	(836)	(0.46%)	5,020
People's United Financial, Inc.	(4,031)	(0.58%)	5,007
Paramount Group, Inc.	(4,526)	(0.56%)	4,433
Southern Copper Corp.	(987)	(0.34%)	3,929
CVB Financial Corp.	(3,495)	(0.64%)	3,430
Amazon.com, Inc.*	(40)	(0.62%)	3,206
Annaly Capital Management, Inc.	(9,917)	(0.87%)	3,140
Allegheny Technologies, Inc.*	(1,334)	(0.30%)	2,249
Marriott International, Inc. — Class A	(578)	(0.63%)	1,515
Wyndham Hotels & Resorts, Inc.	(2,060)	(0.90%)	1,267
Axis Capital Holdings Ltd.	(1,002)	(0.48%)	1,151
Guidewire Software, Inc.*	(952)	(0.81%)	1,083
Jagged Peak Energy, Inc.*	(7,146)	(0.65%)	1,077
Pacific Premier Bancorp, Inc.	(1,593)	(0.37%)	1,026
Ball Corp.	(1,917)	(0.97%)	679
First Republic Bank	(600)	(0.53%)	678
NextEra Energy, Inc.	(446)	(0.75%)	548
Hudson Pacific Properties, Inc.	(2,474)	(0.75%)	371
White Mountains Insurance Group Ltd.	(105)	(0.85%)	300
Empire State Realty Trust, Inc. — Class A	(5,343)	(0.74%)	136
CubeSmart	(1,549)	(0.43%)	108
Everest Re Group Ltd.	(484)	(0.91%)	14
Marriott Vacations Worldwide Corp.	(760)	(0.62%)	12
Livent Corp.*	(1)	0.00%	0
South Jersey Industries, Inc.	(3,104)	(0.87%)	(17)
FireEye, Inc.*	(2,235)	(0.33%)	(70)
Healthcare Trust of America, Inc. — Class A	(3,557)	(0.89%)	(71)
Extra Space Storage, Inc.	(429)	(0.38%)	(86)
Healthcare Realty Trust, Inc.	(1,067)	(0.30%)	(95)
CyrusOne, Inc.	(995)	(0.46%)	(235)
Woodward, Inc.	(728)	(0.60%)	(342)
Kaiser Aluminum Corp.	(430)	(0.39%)	(438)
BankUnited, Inc.	(1,680)	(0.49%)	(496)
Chimera Investment Corp.	(5,309)	(0.87%)	(649)
Sherwin-Williams Co.	(108)	(0.41%)	(660)
WesBanco, Inc.	(848)	(0.29%)	(839)
Arthur J Gallagher & Co.	(927)	(0.63%)	(890)
Markel Corp.*	(86)	(0.75%)	(913)
American Homes 4 Rent — Class A	(2,420)	(0.48%)	(936)
salesforce.com, Inc.*	(804)	(1.11%)	(1,100)
Brandywine Realty Trust	(3,335)	(0.46%)	(1,124)
Capitol Federal Financial, Inc.	(7,702)	(0.90%)	(1,151)
Spire, Inc.	(1,355)	(0.98%)	(1,190)
Columbia Financial, Inc.*	(2,187)	(0.30%)	(1,214)
Avery Dennison Corp.	(378)	(0.37%)	(1,310)
AGNC Investment Corp.	(6,245)	(0.98%)	(1,372)
Bright Horizons Family Solutions, Inc.*	(495)	(0.55%)	(1,396)
Cincinnati Financial Corp.	(1,487)	(1.12%)	(1,403)
New Residential Investment Corp.	(2,738)	(0.41%)	(1,466)
Prosperity Bancshares, Inc.	(626)	(0.38%)	(1,547)
BancorpSouth Bank	(2,425)	(0.60%)	(1,658)
Washington Real Estate Investment Trust	(3,311)	(0.82%)	(1,761)
Materion Corp.	(1,210)	(0.60%)	(1,833)
Americold Realty Trust	(1,622)	(0.43%)	(1,893)
Boeing Co.	(119)	(0.40%)	(1,940)
Scotts Miracle-Gro Co. — Class A	(1,647)	(1.13%)	(2,115)
MFA Financial, Inc.	(5,899)	(0.38%)	(2,168)
Proofpoint, Inc.*	(496)	(0.53%)	(2,294)
PPG Industries, Inc.	(471)	(0.47%)	(2,313)
Linde plc	(218)	(0.34%)	(2,492)
Dunkin' Brands Group, Inc.	(666)	(0.44%)	(2,609)
CarMax, Inc.*	(1,369)	(0.84%)	(2,616)
Vulcan Materials Co.	(406)	(0.42%)	(2,626)
Prologis, Inc.	(951)	(0.60%)	(2,646)
Camden Property Trust	(786)	(0.70%)	(2,690)
Pegasystems, Inc.	(1,613)	(0.92%)	(2,948)
Blackstone Mortgage Trust, Inc. — Class A	(3,023)	(0.91%)	(3,009)
SPS Commerce, Inc.*	(393)	(0.36%)	(3,042)
Xylem, Inc.	(1,097)	(0.76%)	(3,182)
Redwood Trust, Inc.	(6,508)	(0.92%)	(3,230)
Allegion plc	(1,106)	(0.88%)	(3,316)
AptarGroup, Inc.	(1,461)	(1.36%)	(3,524)
PTC, Inc.*	(1,054)	(0.85%)	(3,744)
Signature Bank	(332)	(0.37%)	(3,991)
Oil States International, Inc.*	(2,117)	(0.31%)	(4,022)
BOK Financial Corp.	(949)	(0.68%)	(4,047)
New York Community Bancorp, Inc.	(10,422)	(1.06%)	(4,048)
Crown Castle International Corp.	(328)	(0.37%)	(4,392)
Starbucks Corp.	(682)	(0.44%)	(4,393)
First Industrial Realty Trust, Inc.	(2,104)	(0.65%)	(4,546)
Martin Marietta Materials, Inc.	(466)	(0.82%)	(4,572)
American Tower Corp. — Class A	(176)	(0.30%)	(4,629)
Federal Realty Investment Trust	(696)	(0.84%)	(4,639)
Palo Alto Networks, Inc.*	(387)	(0.82%)	(4,853)
Roper Technologies, Inc.	(434)	(1.30%)	(5,014)
Douglas Emmett, Inc.	(3,229)	(1.14%)	(5,086)
Pool Corp.	(419)	(0.60%)	(5,567)
AMETEK, Inc.	(2,085)	(1.51%)	(5,811)
Agree Realty Corp.	(1,706)	(1.04%)	(5,845)
Atmos Energy Corp.	(931)	(0.84%)	(5,880)
Costco Wholesale Corp.	(411)	(0.87%)	(6,130)
Physicians Realty Trust	(2,677)	(0.44%)	(6,212)
Equinix, Inc.	(202)	(0.80%)	(6,850)
Sempra Energy	(968)	(1.07%)	(7,417)
STORE Capital Corp.	(1,667)	(0.49%)	(7,692)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Invitation Homes, Inc.	(6,526)	(1.39%)	$(7,803)
Alexandria Real Estate Equities, Inc.	(569)	(0.71%)	(8,004)
Liberty Property Trust	(3,141)	(1.33%)	(8,046)
NewMarket Corp.	(263)	(1.00%)	(8,347)
Terreno Realty Corp.	(2,341)	(0.86%)	(8,440)
UDR, Inc.	(1,648)	(0.66%)	(8,993)
Crown Holdings, Inc.*	(1,528)	(0.73%)	(9,262)
Royal Gold, Inc.	(807)	(0.64%)	(10,313)
Rexford Industrial Realty, Inc.	(4,763)	(1.49%)	(11,468)
Essex Property Trust, Inc.	(276)	(0.70%)	(11,762)
American Campus Communities, Inc.	(2,891)	(1.20%)	(11,964)
MarketAxess Holdings, Inc.	(232)	(0.50%)	(12,133)
EastGroup Properties, Inc.	(1,049)	(1.02%)	(12,269)
WR Grace & Co.	(1,897)	(1.30%)	(12,409)
SBA Communications Corp.*	(397)	(0.69%)	(16,359)
TransDigm Group, Inc.*	(270)	(1.07%)	(16,856)
Equity LifeStyle Properties, Inc.	(1,001)	(1.00%)	(17,342)
Fortive Corp.	(1,876)	(1.38%)	(17,745)
Air Products & Chemicals, Inc.	(731)	(1.22%)	(19,214)
Sun Communities, Inc.	(1,461)	(1.52%)	(19,459)
Realty Income Corp.	(1,963)	(1.26%)	(27,141)
Total Custom Basket of Short Securities			$(192,159)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2019.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[4]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2019.
[10]	Total Return based on the return of the custom Equity Market Neutral (“MNRE”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[11]	Total Return based on the return of the custom Long/Short Equity (“SMQLS”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[12]	Total Return based on the return of the custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[13]	Total Return based on the return of the custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,064,864	$—	$—	$10,064,864
Mutual Funds	14,082,785	—	—	14,082,785
Closed-End Funds	3,612,180	—	—	3,612,180
U.S. Treasury Bills	—	7,539,579	—	7,539,579
Repurchase Agreements	—	313,546	—	313,546
Securities Lending Collateral	27,449	—	—	27,449
Commodity Futures Contracts**	367,576	—	—	367,576
Interest Rate Futures Contracts**	114,809	72,239	—	187,048
Equity Futures Contracts**	70,569	4,926	—	75,495
Currency Futures Contracts**	966	—	—	966
Custom Basket Swap Agreements**	—	1,013,441	—	1,013,441
Total Assets	$28,341,198	$8,943,731	$—	$37,284,929

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,460,982	$—	$—	$4,460,982
Exchange-Traded Funds	3,692,412	—	—	3,692,412
Commodity Futures Contracts**	229,880	—	—	229,880
Interest Rate Futures Contracts**	74,434	—	—	74,434
Currency Futures Contracts**	55,446	—	—	55,446
Equity Futures Contracts**	37,899	2,468	—	40,367
Custom Basket Swap Agreements**	—	639,525	—	639,525
Total Liabilities	$8,551,053	$641,993	$—	$9,193,046

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,717,144	$39,176	$—	$—	$(2,293)	$5,754,027	231,924	$39,884
Guggenheim Strategy Fund III	4,113,656	28,365	—	—	6	4,142,027	167,085	28,927
Guggenheim Ultra Short Duration Fund - Institutional Class	42,224	255	—	—	42	42,521	4,265	259
Guggenheim Variable Insurance Strategy Fund III	4,116,640	27,558	—	—	12	4,144,210	167,443	27,669
	$13,989,664	$95,354	$—	$—	$(2,233)	$14,082,785		$96,739

NASDAQ-100®2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.2%
Technology - 15.5%
Microsoft Corp.	26,685	$3,147,229
Apple, Inc.	16,401	3,115,370
Intel Corp.	17,358	932,125
Adobe, Inc.*	1,883	501,801
Broadcom, Inc.	1,529	459,786
NVIDIA Corp.	2,339	419,991
Texas Instruments, Inc.	3,622	384,185
QUALCOMM, Inc.	4,672	266,444
Intuit, Inc.	1,000	261,410
Micron Technology, Inc.*	4,327	178,835
Cognizant Technology Solutions Corp. — Class A	2,220	160,839
Analog Devices, Inc.	1,422	149,694
Applied Materials, Inc.	3,665	145,354
Activision Blizzard, Inc.	2,948	134,222
Fiserv, Inc.*	1,511	133,391
Autodesk, Inc.*	845	131,668
Xilinx, Inc.	978	124,001
Electronic Arts, Inc.*	1,156	117,484
Workday, Inc. — Class A*	583	112,432
NXP Semiconductor N.V.	1,269	112,167
Paychex, Inc.	1,386	111,157
Lam Research Corp.	589	105,437
Advanced Micro Devices, Inc.*	3,880	99,018
Check Point Software Technologies Ltd.*	604	76,400
Microchip Technology, Inc.[1]	915	75,908
Cerner Corp.*	1,252	71,627
KLA-Tencor Corp.	584	69,735
Cadence Design Systems, Inc.*	1,082	68,718
NetEase, Inc. ADR	283	68,330
Synopsys, Inc.*	578	66,557
NetApp, Inc.	953	66,081
Maxim Integrated Products, Inc.	1,055	56,094
Skyworks Solutions, Inc.	672	55,426
Western Digital Corp.	1,123	53,971
ASML Holding N.V. — Class G	277	52,090
Citrix Systems, Inc.	508	50,627
Take-Two Interactive Software, Inc.*	437	41,240
Total Technology		12,176,844
Communications - 14.3%
Amazon.com, Inc.*	1,709	3,043,302
Alphabet, Inc. — Class C*	1,224	1,436,131
Facebook, Inc. — Class A*	8,375	1,396,029
Alphabet, Inc. — Class A*	1,070	1,259,272
Cisco Systems, Inc.	16,991	917,344
Comcast Corp. — Class A	17,433	696,971
Netflix, Inc.*	1,685	600,804
Booking Holdings, Inc.*	174	303,614
Charter Communications, Inc. — Class A*	870	301,812
T-Mobile US, Inc.*	3,282	226,786
Baidu, Inc. ADR*	1,076	177,379
eBay, Inc.	3,531	131,141
JD.com, Inc. ADR*	3,569	107,605
Sirius XM Holdings, Inc.	16,774	95,108
MercadoLibre, Inc.*	175	88,853
VeriSign, Inc.*	462	83,881
Ctrip.com International Ltd. ADR*	1,879	82,094
Expedia Group, Inc.	519	61,761
Symantec Corp.	2,467	56,716
Fox Corp. — Class A*	1,453	53,340
Liberty Global plc — Class C*	2,032	49,195
Fox Corp. — Class B*	1,096	39,324
Liberty Global plc — Class A*	789	19,662
Walt Disney Co.	10	1,103
Total Communications		11,229,227
Consumer, Non-cyclical - 5.9%
PepsiCo, Inc.	5,422	664,466
PayPal Holdings, Inc.*	4,528	470,188
Amgen, Inc.	2,402	456,332
Gilead Sciences, Inc.	4,923	320,044
Mondelez International, Inc. — Class A	5,574	278,254
Automatic Data Processing, Inc.	1,681	268,523
Celgene Corp.*	2,710	255,661
Intuitive Surgical, Inc.*	442	252,197
Vertex Pharmaceuticals, Inc.*	987	181,559
Biogen, Inc.*	759	179,412
Illumina, Inc.*	568	176,472
Regeneron Pharmaceuticals, Inc.*	414	169,997
Kraft Heinz Co.	4,707	153,684
Alexion Pharmaceuticals, Inc.*	864	116,796
Monster Beverage Corp.*	2,097	114,454
Align Technology, Inc.*	309	87,858
Verisk Analytics, Inc. — Class A	631	83,923
Cintas Corp.	404	81,652
IDEXX Laboratories, Inc.*	332	74,235
Incyte Corp.*	827	71,130
BioMarin Pharmaceutical, Inc.*	689	61,204
Mylan N.V.*	1,992	56,453
Henry Schein, Inc.*	584	35,104
Total Consumer, Non-cyclical		4,609,598
Consumer, Cyclical - 2.9%
Costco Wholesale Corp.	1,700	411,638
Starbucks Corp.	4,800	356,832
Walgreens Boots Alliance, Inc.	3,642	230,429
Tesla, Inc.*,1	667	186,667
Marriott International, Inc. — Class A	1,317	164,744
Ross Stores, Inc.	1,430	133,133
O'Reilly Automotive, Inc.*	303	117,655
Dollar Tree, Inc.*	919	96,532
PACCAR, Inc.	1,338	91,171
United Continental Holdings, Inc.*	1,030	82,173
Ulta Beauty, Inc.*	229	79,859
Lululemon Athletica, Inc.*	470	77,019
Fastenal Co.	1,105	71,063
American Airlines Group, Inc.	1,733	55,040
Wynn Resorts Ltd.	415	49,518
Hasbro, Inc.	486	41,320
Total Consumer, Cyclical		2,244,793
Industrial - 0.4%
CSX Corp.	3,148	235,533

NASDAQ-100®2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.2% (continued)
Industrial - 0.4% (continued)
J.B. Hunt Transport Services, Inc.	420	$42,542
Total Industrial		278,075
Utilities - 0.1%
Xcel Energy, Inc.	1,985	111,577
Financial - 0.1%
Willis Towers Watson plc	498	87,474
Total Common Stocks
(Cost $27,736,160)		30,737,588

MUTUAL FUNDS† - 43.2%
Guggenheim Strategy Fund II2	728,444	18,072,699
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	1,586,350	15,815,905
Total Mutual Funds
(Cost $34,008,779)		33,888,604

	Face Amount
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
2.39% due 05/07/19[3,4]	$4,890,000	4,878,332
2.31% due 04/02/19[4,5]	383,000	382,975
Total U.S. Treasury Bills
(Cost $5,261,307)		5,261,307

REPURCHASE AGREEMENTS††,6 - 15.0%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[3]	7,983,805	7,983,805
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[3]	1,995,951	1,995,951
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[3]	1,787,728	1,787,728
Total Repurchase Agreements
(Cost $11,767,484)		11,767,484

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	218,552	218,552
Total Securities Lending Collateral
(Cost $218,552)		218,552
Total Investments - 104.4%
(Cost $78,992,283)		$81,873,535
Other Assets & Liabilities, net - (4.4)%		(3,436,411)
Total Net Assets - 100.0%		$78,437,124

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	51	Jun 2019	$7,550,295	$232,428

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.90%	At Maturity	04/30/19	6,695	$49,400,552	$465,342
BNP Paribas	NASDAQ-100 Index	3.00%	At Maturity	04/29/19	4,197	30,969,434	294,879
Goldman Sachs International	NASDAQ-100 Index	3.00%	At Maturity	04/29/19	5,232	38,606,306	144,515
						$118,976,292	$904,736

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

NASDAQ-100®2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

ADR – American Depositary Receipt

plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,737,588	$—	$—	$30,737,588
Mutual Funds	33,888,604	—	—	33,888,604
U.S. Treasury Bills	—	5,261,307	—	5,261,307
Repurchase Agreements	—	11,767,484	—	11,767,484
Securities Lending Collateral	218,552	—	—	218,552
Equity Futures Contracts**	232,428	—	—	232,428
Equity Index Swap Agreements**	—	904,736	—	904,736
Total Assets	$65,077,172	$17,933,527	$—	$83,010,699

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$17,164,426	$1,415,682	$(500,000)	$(3,829)	$(3,580)	$18,072,699	$728,444	$117,806
Guggenheim Ultra Short Duration Fund - Institutional Class	11,888,529	5,066,550	(1,150,000)	(6,098)	16,924	15,815,905	1,586,350	67,803
	$29,052,955	$6,482,232	$(1,650,000)	$(9,927)	$13,344	$33,888,604		$185,609

NASDAQ-100®Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 42.0%
Technology - 16.6%
Microsoft Corp.	28,197	$3,325,554
Apple, Inc.	17,330	3,291,834
Intel Corp.	18,342	984,965
Adobe, Inc.*	1,989	530,049
Broadcom, Inc.	1,616	485,947
NVIDIA Corp.	2,472	443,872
Texas Instruments, Inc.	3,828	406,036
QUALCOMM, Inc.	4,937	281,557
Intuit, Inc.	1,057	276,310
Micron Technology, Inc.*	4,573	189,002
Cognizant Technology Solutions Corp. — Class A	2,346	169,968
Analog Devices, Inc.	1,502	158,116
Applied Materials, Inc.	3,873	153,603
Activision Blizzard, Inc.	3,116	141,871
Fiserv, Inc.*	1,597	140,983
Autodesk, Inc.*	893	139,147
Xilinx, Inc.	1,033	130,974
Electronic Arts, Inc.*	1,222	124,192
Workday, Inc. — Class A*	616	118,796
NXP Semiconductor N.V.	1,341	118,531
Paychex, Inc.	1,465	117,493
Lam Research Corp.	622	111,344
Advanced Micro Devices, Inc.*	4,101	104,658
Check Point Software Technologies Ltd.*	637	80,574
Microchip Technology, Inc.[1]	967	80,222
Cerner Corp.*	1,323	75,689
KLA-Tencor Corp.	617	73,676
Cadence Design Systems, Inc.*	1,144	72,655
NetEase, Inc. ADR	299	72,194
Synopsys, Inc.*	611	70,357
NetApp, Inc.	1,007	69,825
Maxim Integrated Products, Inc.	1,115	59,285
Skyworks Solutions, Inc.	710	58,561
Western Digital Corp.	1,186	56,999
ASML Holding N.V. — Class G	293	55,099
Citrix Systems, Inc.	537	53,517
Take-Two Interactive Software, Inc.*	462	43,599
Total Technology		12,867,054
Communications - 15.3%
Amazon.com, Inc.*	1,806	3,216,035
Alphabet, Inc. — Class C*	1,294	1,518,263
Facebook, Inc. — Class A*	8,850	1,475,207
Alphabet, Inc. — Class A*	1,131	1,331,063
Cisco Systems, Inc.	17,955	969,390
Comcast Corp. — Class A	18,422	736,511
Netflix, Inc.*	1,781	635,033
Booking Holdings, Inc.*	184	321,063
Charter Communications, Inc. — Class A*	919	318,810
T-Mobile US, Inc.*	3,468	239,639
Baidu, Inc. ADR*	1,137	187,434
eBay, Inc.	3,732	138,607
JD.com, Inc. ADR*	3,771	113,696
Sirius XM Holdings, Inc.	17,725	100,501
MercadoLibre, Inc.*	184	93,422
VeriSign, Inc.*	488	88,601
Ctrip.com International Ltd. ADR*	1,986	86,768
Expedia Group, Inc.	548	65,212
Symantec Corp.	2,607	59,935
Fox Corp. — Class A*	1,439	52,826
Liberty Global plc — Class C*	2,148	52,003
Fox Corp. — Class B*	1,086	38,954
Liberty Global plc — Class A*	834	20,783
Walt Disney Co.	9	1,036
Total Communications		11,860,792
Consumer, Non-cyclical - 6.3%
PepsiCo, Inc.	5,730	702,211
PayPal Holdings, Inc.*	4,785	496,874
Amgen, Inc.	2,538	482,169
Gilead Sciences, Inc.	5,203	338,247
Mondelez International, Inc. — Class A	5,891	294,079
Automatic Data Processing, Inc.	1,777	283,858
Celgene Corp.*	2,864	270,190
Intuitive Surgical, Inc.*	467	266,461
Vertex Pharmaceuticals, Inc.*	1,043	191,860
Biogen, Inc.*	802	189,577
Illumina, Inc.*	600	186,414
Regeneron Pharmaceuticals, Inc.*	438	179,851
Kraft Heinz Co.	4,974	162,401
Alexion Pharmaceuticals, Inc.*	912	123,284
Monster Beverage Corp.*	2,215	120,895
Align Technology, Inc.*	326	92,691
Verisk Analytics, Inc. — Class A	667	88,711
Cintas Corp.	426	86,099
IDEXX Laboratories, Inc.*	351	78,484
Incyte Corp.*	873	75,087
BioMarin Pharmaceutical, Inc.*	728	64,668
Mylan N.V.*	2,105	59,656
Henry Schein, Inc.*	618	37,148
Total Consumer, Non-cyclical		4,870,915
Consumer, Cyclical - 3.1%
Costco Wholesale Corp.	1,797	435,126
Starbucks Corp.	5,073	377,127
Walgreens Boots Alliance, Inc.	3,848	243,463
Tesla, Inc.*,1	705	197,301
Marriott International, Inc. — Class A	1,391	174,000
Ross Stores, Inc.	1,512	140,767
O'Reilly Automotive, Inc.*	320	124,256
Dollar Tree, Inc.*	971	101,994
PACCAR, Inc.	1,414	96,350
United Continental Holdings, Inc.*	1,088	86,801
Ulta Beauty, Inc.*	242	84,393
Lululemon Athletica, Inc.*	496	81,279
Fastenal Co.	1,167	75,050
American Airlines Group, Inc.	1,832	58,184
Wynn Resorts Ltd.	439	52,381
Hasbro, Inc.	513	43,615
Total Consumer, Cyclical		2,372,087
Industrial - 0.4%
CSX Corp.	3,327	248,926

NASDAQ-100®Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 42.0% (continued)
Industrial - 0.4% (continued)
J.B. Hunt Transport Services, Inc.	444	$44,973
Total Industrial		293,899
Utilities - 0.2%
Xcel Energy, Inc.	2,097	117,873
Financial - 0.1%
Willis Towers Watson plc	527	92,568
Total Common Stocks
(Cost $15,104,146)		32,475,188

MUTUAL FUNDS† - 49.2%
Guggenheim Strategy Fund II2	809,028	20,071,990
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	1,803,152	17,977,420
Total Mutual Funds
(Cost $38,210,228)		38,049,410

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
2.31% due 04/02/19[3,4]	$643,000	642,958
2.39% due 05/07/19[4,5]	365,000	364,129
Total U.S. Treasury Bills
(Cost $1,007,086)		1,007,087

REPURCHASE AGREEMENTS††,6 - 8.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[5]	4,588,757	4,588,757
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[5]	1,147,189	1,147,189
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[5]	1,027,511	1,027,511
Total Repurchase Agreements
(Cost $6,763,457)		6,763,457

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	210,259	210,259
Total Securities Lending Collateral
(Cost $210,259)		210,259
Total Investments - 101.5%
(Cost $61,295,176)		$78,505,401
Other Assets & Liabilities, net - (1.5)%		(1,182,890)
Total Net Assets - 100.0%		$77,322,511

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	79	Jun 2019	$11,695,555	$549,685

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	3.00%	At Maturity	04/29/19	3,307	$24,405,274	$91,358
BNP Paribas	NASDAQ-100 Index	3.00%	At Maturity	04/29/19	731	5,393,837	51,592
Barclays Bank plc	NASDAQ-100 Index	2.90%	At Maturity	04/30/19	458	3,379,274	32,323
						$33,178,385	$175,273

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 4
††	Value determined based on Level 2 inputs — See Note 4
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 6.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 5.
[7]	Securities lending collateral — See Note 6
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

NASDAQ-100®Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,475,188	$—	$—	$32,475,188
Mutual Funds	38,049,410	—	—	38,049,410
U.S. Treasury Bills	—	1,007,087	—	1,007,087
Repurchase Agreements	—	6,763,457	—	6,763,457
Securities Lending Collateral	210,259	—	—	210,259
Equity Futures Contracts**	549,685	—	—	549,685
Equity Index Swap Agreements**	—	175,273	—	175,273
Total Assets	$71,284,542	$7,945,817	$—	$79,230,359

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,292,487	$137,704	$(350,000)	$(3,024)	$(5,177)	$20,071,990	809,028	$140,214
Guggenheim Ultra Short Duration Fund - Institutional Class	11,972,309	6,193,243	(200,000)	(1,156)	13,024	17,977,420	1,803,152	74,504
	$32,264,796	$6,330,947	$(550,000)	$(4,180)	$7,847	$38,049,410		$214,718

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.7%
Consumer, Non-cyclical - 8.9%
Johnson & Johnson	1,771	$247,568
Procter & Gamble Co.	1,664	173,139
UnitedHealth Group, Inc.	638	157,752
Pfizer, Inc.	3,692	156,799
Merck & Company, Inc.	1,717	142,803
Coca-Cola Co.	2,559	119,915
PepsiCo, Inc.	934	114,462
Abbott Laboratories	1,168	93,370
Philip Morris International, Inc.	1,034	91,395
Medtronic plc	892	81,243
PayPal Holdings, Inc.*	780	80,995
AbbVie, Inc.	981	79,059
Amgen, Inc.	414	78,652
Eli Lilly & Co.	575	74,612
Thermo Fisher Scientific, Inc.	268	73,357
Altria Group, Inc.	1,247	71,615
Danaher Corp.	418	55,185
Gilead Sciences, Inc.	848	55,128
Bristol-Myers Squibb Co.	1,086	51,813
Anthem, Inc.	171	49,074
Mondelez International, Inc. — Class A	961	47,973
CVS Health Corp.	863	46,541
Automatic Data Processing, Inc.	290	46,325
Becton Dickinson and Co.	179	44,702
Celgene Corp.*	467	44,057
Intuitive Surgical, Inc.*	76	43,364
Stryker Corp.	206	40,689
Cigna Corp.	253	40,687
Colgate-Palmolive Co.	573	39,273
Boston Scientific Corp.*	922	35,386
S&P Global, Inc.	165	34,741
Zoetis, Inc.	318	32,013
Vertex Pharmaceuticals, Inc.*	170	31,271
Biogen, Inc.*	131	30,966
Allergan plc	208	30,453
Illumina, Inc.*	98	30,448
Ecolab, Inc.	168	29,659
Kimberly-Clark Corp.	229	28,373
Edwards Lifesciences Corp.*	138	26,404
Baxter International, Inc.	317	25,775
Estee Lauder Companies, Inc. — Class A	145	24,005
Humana, Inc.	90	23,940
HCA Healthcare, Inc.	178	23,208
Regeneron Pharmaceuticals, Inc.*	52	21,352
Sysco Corp.	314	20,963
General Mills, Inc.	397	20,545
Alexion Pharmaceuticals, Inc.*	149	20,142
Moody's Corp.	111	20,101
Constellation Brands, Inc. — Class A	111	19,462
Zimmer Biomet Holdings, Inc.	136	17,367
Archer-Daniels-Midland Co.	373	16,088
IQVIA Holdings, Inc.*	105	15,104
McKesson Corp.	128	14,984
Centene Corp.*	275	14,602
Verisk Analytics, Inc. — Class A	109	14,497
Global Payments, Inc.	105	14,334
Monster Beverage Corp.*	260	14,191
FleetCor Technologies, Inc.*	57	14,056
Align Technology, Inc.*	48	13,648
Clorox Co.	85	13,639
Tyson Foods, Inc. — Class A	196	13,608
Kraft Heinz Co.	414	13,517
IHS Markit Ltd.*	242	13,160
Kroger Co.	531	13,063
IDEXX Laboratories, Inc.*	57	12,745
McCormick & Company, Inc.	82	12,352
Church & Dwight Company, Inc.	164	11,682
Cintas Corp.	56	11,318
Hershey Co.	92	10,564
Total System Services, Inc.	108	10,261
Incyte Corp.*	118	10,149
Laboratory Corporation of America Holdings*	66	10,097
ResMed, Inc.	95	9,877
Cooper Companies, Inc.	33	9,774
Mylan N.V.*	343	9,721
Kellogg Co.	167	9,582
Cardinal Health, Inc.	198	9,534
Equifax, Inc.	80	9,480
Teleflex, Inc.	31	9,367
Gartner, Inc.*	60	9,101
Conagra Brands, Inc.	323	8,960
WellCare Health Plans, Inc.*	33	8,902
JM Smucker Co.	76	8,854
Hologic, Inc.*	178	8,615
ABIOMED, Inc.*	30	8,568
Varian Medical Systems, Inc.*	60	8,503
AmerisourceBergen Corp. — Class A	104	8,270
Hormel Foods Corp.	181	8,101
Quest Diagnostics, Inc.	89	8,003
Universal Health Services, Inc. — Class B	56	7,491
Molson Coors Brewing Co. — Class B	125	7,456
Dentsply Sirona, Inc.	148	7,339
Lamb Weston Holdings, Inc.	97	7,269
Avery Dennison Corp.	56	6,328
Henry Schein, Inc.*	101	6,071
United Rentals, Inc.*	53	6,055
Brown-Forman Corp. — Class B	111	5,858
Nielsen Holdings plc	236	5,586
Robert Half International, Inc.	79	5,148
Campbell Soup Co.	128	4,881
DaVita, Inc.*	84	4,560
Rollins, Inc.	98	4,079
Perrigo Company plc	83	3,997
Nektar Therapeutics*	116	3,898
Quanta Services, Inc.	94	3,547
Coty, Inc. — Class A1	300	3,450
H&R Block, Inc.	137	3,280
Total Consumer, Non-cyclical		3,525,285
Financial - 7.0%
Berkshire Hathaway, Inc. — Class B*	1,293	259,751
JPMorgan Chase & Co.	2,178	220,479
Visa, Inc. — Class A	1,164	181,805

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.7% (continued)
Financial - 7.0% (continued)
Bank of America Corp.	5,974	$164,823
Mastercard, Inc. — Class A	600	141,270
Wells Fargo & Co.	2,723	131,575
Citigroup, Inc.	1,564	97,312
American Tower Corp. — Class A REIT	293	57,739
American Express Co.	460	50,278
U.S. Bancorp	1,001	48,238
Goldman Sachs Group, Inc.	228	43,774
Chubb Ltd.	305	42,724
CME Group, Inc. — Class A	238	39,170
Simon Property Group, Inc. REIT	205	37,353
PNC Financial Services Group, Inc.	302	37,043
Morgan Stanley	864	36,461
Crown Castle International Corp. REIT	276	35,328
BlackRock, Inc. — Class A	81	34,617
Charles Schwab Corp.	789	33,738
Marsh & McLennan Companies, Inc.	336	31,550
Prologis, Inc. REIT	419	30,147
Bank of New York Mellon Corp.	584	29,451
Intercontinental Exchange, Inc.	378	28,781
Progressive Corp.	388	27,971
Aon plc	160	27,312
MetLife, Inc.	637	27,117
Capital One Financial Corp.	311	25,406
Prudential Financial, Inc.	272	24,991
Aflac, Inc.	499	24,950
Equinix, Inc. REIT	55	24,924
American International Group, Inc.	578	24,889
Travelers Companies, Inc.	175	24,003
BB&T Corp.	508	23,637
Public Storage REIT	100	21,778
Allstate Corp.	221	20,814
Welltower, Inc. REIT	257	19,943
Equity Residential REIT	246	18,529
AvalonBay Communities, Inc. REIT	92	18,467
SunTrust Banks, Inc.	295	17,479
State Street Corp.	252	16,584
Digital Realty Trust, Inc. REIT	138	16,422
T. Rowe Price Group, Inc.	157	15,719
Discover Financial Services	218	15,513
Ventas, Inc. REIT	237	15,123
Willis Towers Watson plc	86	15,106
SBA Communications Corp. REIT*	75	14,974
Realty Income Corp. REIT	202	14,859
M&T Bank Corp.	92	14,446
Synchrony Financial	434	13,845
Boston Properties, Inc. REIT	103	13,790
Northern Trust Corp.	145	13,109
Weyerhaeuser Co. REIT	497	13,091
Fifth Third Bancorp	512	12,913
Essex Property Trust, Inc. REIT[1]	44	12,727
Hartford Financial Services Group, Inc.	239	11,883
Ameriprise Financial, Inc.	90	11,529
First Republic Bank	110	11,051
Alexandria Real Estate Equities, Inc. REIT	75	10,692
KeyCorp	671	10,568
CBRE Group, Inc. — Class A*	208	10,286
HCP, Inc. REIT	318	9,953
Citizens Financial Group, Inc.	306	9,945
Regions Financial Corp.	677	9,579
Arthur J Gallagher & Co.	122	9,528
Host Hotels & Resorts, Inc. REIT	492	9,299
Huntington Bancshares, Inc.	696	8,825
Loews Corp.	182	8,723
Cincinnati Financial Corp.	101	8,676
Extra Space Storage, Inc. REIT	85	8,662
Principal Financial Group, Inc.	172	8,633
UDR, Inc. REIT	183	8,319
Mid-America Apartment Communities, Inc. REIT	76	8,309
Lincoln National Corp.	136	7,983
SVB Financial Group*	35	7,783
Comerica, Inc.	106	7,772
Vornado Realty Trust REIT	115	7,756
E*TRADE Financial Corp.	164	7,614
Regency Centers Corp. REIT	111	7,491
Duke Realty Corp. REIT	239	7,309
Cboe Global Markets, Inc.	75	7,158
Federal Realty Investment Trust REIT	49	6,755
Raymond James Financial, Inc.	84	6,754
Iron Mountain, Inc. REIT	190	6,737
Nasdaq, Inc.	77	6,737
Franklin Resources, Inc.	197	6,529
Everest Re Group Ltd.	27	5,831
Zions Bancorp North America	124	5,631
Torchmark Corp.	67	5,491
Western Union Co.	290	5,356
Alliance Data Systems Corp.	30	5,249
Kimco Realty Corp. REIT	280	5,180
Apartment Investment & Management Co. — Class A REIT	103	5,168
Invesco Ltd.	264	5,098
SL Green Realty Corp. REIT	56	5,036
Unum Group	143	4,838
People's United Financial, Inc.	251	4,126
Affiliated Managers Group, Inc.	35	3,749
Jefferies Financial Group, Inc.	175	3,288
Assurant, Inc.	34	3,227
Macerich Co. REIT	70	3,034
Brighthouse Financial, Inc.*	78	2,830
Total Financial		2,745,808
Technology - 6.6%
Microsoft Corp.	5,103	601,848
Apple, Inc.	2,979	565,861
Intel Corp.	2,991	160,617
Oracle Corp.	1,695	91,038
Adobe, Inc.*	324	86,343
International Business Machines Corp.	592	83,531
salesforce.com, Inc.*	509	80,610
Broadcom, Inc.	263	79,087

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.7% (continued)
Technology - 6.6% (continued)
Accenture plc — Class A	424	$74,632
NVIDIA Corp.	403	72,362
Texas Instruments, Inc.	624	66,187
QUALCOMM, Inc.	805	45,909
Intuit, Inc.	172	44,963
Micron Technology, Inc.*	746	30,832
Cognizant Technology Solutions Corp. — Class A	382	27,676
Analog Devices, Inc.	245	25,791
Applied Materials, Inc.	631	25,025
Fidelity National Information Services, Inc.	215	24,316
Activision Blizzard, Inc.	508	23,129
Fiserv, Inc.*	260	22,953
Autodesk, Inc.*	146	22,750
Red Hat, Inc.*	118	21,559
Xilinx, Inc.	168	21,301
Electronic Arts, Inc.*	199	20,224
HP, Inc.	1,020	19,819
Lam Research Corp.	101	18,080
Paychex, Inc.	213	17,083
Advanced Micro Devices, Inc.*	586	14,955
Hewlett Packard Enterprise Co.	916	14,134
KLA-Tencor Corp.	110	13,135
Microchip Technology, Inc.[1]	158	13,108
Cerner Corp.*	216	12,357
Cadence Design Systems, Inc.*	186	11,813
Synopsys, Inc.*	100	11,515
DXC Technology Co.	178	11,447
NetApp, Inc.	164	11,372
MSCI, Inc. — Class A	56	11,135
ANSYS, Inc.*	56	10,232
Maxim Integrated Products, Inc.	182	9,677
Skyworks Solutions, Inc.	116	9,568
Western Digital Corp.	193	9,276
Citrix Systems, Inc.	83	8,272
Seagate Technology plc	171	8,189
Fortinet, Inc.*	96	8,061
Broadridge Financial Solutions, Inc.	77	7,984
Akamai Technologies, Inc.*	109	7,816
Take-Two Interactive Software, Inc.*	75	7,078
Jack Henry & Associates, Inc.	51	7,076
Qorvo, Inc.*	82	5,882
Xerox Corp.	133	4,253
IPG Photonics Corp.*	24	3,643
Total Technology		2,605,504
Communications - 5.9%
Amazon.com, Inc.*	274	487,926
Facebook, Inc. — Class A*	1,587	264,537
Alphabet, Inc. — Class C*	204	239,355
Alphabet, Inc. — Class A*	199	234,201
Verizon Communications, Inc.	2,748	162,489
Cisco Systems, Inc.	2,928	158,083
AT&T, Inc.	4,845	151,939
Walt Disney Co.	1,164	129,254
Comcast Corp. — Class A	3,004	120,100
Netflix, Inc.*	290	103,402
Booking Holdings, Inc.*	30	52,347
Charter Communications, Inc. — Class A*	115	39,895
eBay, Inc.	572	21,244
Corning, Inc.	523	17,311
Twitter, Inc.*	485	15,947
Motorola Solutions, Inc.	109	15,306
VeriSign, Inc.*	70	12,709
Arista Networks, Inc.*	35	11,006
CBS Corp. — Class B	231	10,979
Omnicom Group, Inc.	149	10,875
Symantec Corp.	425	9,771
Expedia Group, Inc.	78	9,282
Fox Corp. — Class A*	235	8,615
CenturyLink, Inc.	632	7,578
Viacom, Inc. — Class B	235	6,596
F5 Networks, Inc.*	40	6,277
Juniper Networks, Inc.	231	6,115
Discovery, Inc. — Class C*	240	6,101
Interpublic Group of Companies, Inc.	256	5,379
DISH Network Corp. — Class A*	153	4,849
Fox Corp. — Class B*	108	3,875
TripAdvisor, Inc.*	68	3,499
News Corp. — Class A	256	3,185
Discovery, Inc. — Class A*,1	104	2,810
News Corp. — Class B	82	1,024
Total Communications		2,343,861
Industrial - 3.7%
Boeing Co.	349	133,116
Union Pacific Corp.	481	80,423
3M Co.	383	79,580
Honeywell International, Inc.	485	77,076
United Technologies Corp.	539	69,472
General Electric Co.	5,790	57,842
Caterpillar, Inc.	383	51,893
United Parcel Service, Inc. — Class B	463	51,736
Lockheed Martin Corp.	163	48,926
CSX Corp.	515	38,532
Raytheon Co.	188	34,231
Deere & Co.	212	33,886
Norfolk Southern Corp.	178	33,266
General Dynamics Corp.	180	30,470
Northrop Grumman Corp.	113	30,465
FedEx Corp.	160	29,025
Illinois Tool Works, Inc.	201	28,850
Emerson Electric Co.	409	28,004
Waste Management, Inc.	259	26,913
Roper Technologies, Inc.	69	23,596
Eaton Corporation plc	282	22,718
Johnson Controls International plc	607	22,423
Amphenol Corp. — Class A	198	18,699
TE Connectivity Ltd.	225	18,169
Ingersoll-Rand plc	161	17,380
Agilent Technologies, Inc.	211	16,960
Fortive Corp.	196	16,443
Cummins, Inc.	96	15,155
Parker-Hannifin Corp.	86	14,759
TransDigm Group, Inc.*	32	14,528
Rockwell Automation, Inc.	80	14,037

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.7% (continued)
Industrial - 3.7% (continued)
Stanley Black & Decker, Inc.	101	$13,753
Ball Corp.	222	12,845
AMETEK, Inc.	151	12,529
Harris Corp.	78	12,457
Waters Corp.*	48	12,082
Mettler-Toledo International, Inc.*	16	11,568
Republic Services, Inc. — Class A	143	11,494
L3 Technologies, Inc.	53	10,938
Keysight Technologies, Inc.*	125	10,900
Vulcan Materials Co.	88	10,419
Xylem, Inc.	119	9,406
Dover Corp.	96	9,005
Expeditors International of Washington, Inc.	114	8,653
Martin Marietta Materials, Inc.	42	8,449
CH Robinson Worldwide, Inc.	91	7,916
Textron, Inc.	156	7,903
Kansas City Southern	67	7,771
Masco Corp.	196	7,705
PerkinElmer, Inc.	74	7,131
Garmin Ltd.	81	6,994
Wabtec Corp.	89	6,561
Westrock Co.	170	6,519
Packaging Corporation of America	63	6,261
J.B. Hunt Transport Services, Inc.	58	5,875
Jacobs Engineering Group, Inc.	78	5,865
Huntington Ingalls Industries, Inc.	28	5,802
Snap-on, Inc.	37	5,791
Allegion plc	63	5,715
Arconic, Inc.	287	5,484
AO Smith Corp.	94	5,012
Sealed Air Corp.	104	4,790
Pentair plc	105	4,673
Fortune Brands Home & Security, Inc.	93	4,428
FLIR Systems, Inc.	90	4,282
Flowserve Corp.	87	3,927
Fluor Corp.	93	3,422
Total Industrial		1,462,898
Consumer, Cyclical - 3.3%
Home Depot, Inc.	751	144,109
McDonald's Corp.	509	96,659
Walmart, Inc.	947	92,361
Costco Wholesale Corp.	293	70,947
NIKE, Inc. — Class B	837	70,484
Starbucks Corp.	827	61,479
Lowe's Companies, Inc.	533	58,348
TJX Companies, Inc.	823	43,792
Walgreens Boots Alliance, Inc.	533	33,723
General Motors Co.	872	32,351
Target Corp.	347	27,850
Marriott International, Inc. — Class A	188	23,517
Ross Stores, Inc.	246	22,903
Ford Motor Co.	2,599	22,819
Delta Air Lines, Inc.	411	21,228
Dollar General Corp.	175	20,877
Yum! Brands, Inc.	204	20,361
O'Reilly Automotive, Inc.*	52	20,192
VF Corp.	216	18,773
AutoZone, Inc.*	17	17,410
Southwest Airlines Co.	331	17,182
Dollar Tree, Inc.*	158	16,596
Hilton Worldwide Holdings, Inc.	195	16,206
PACCAR, Inc.	231	15,741
Aptiv plc	173	13,752
Carnival Corp.	266	13,491
Royal Caribbean Cruises Ltd.	114	13,067
Ulta Beauty, Inc.*	37	12,903
Fastenal Co.	190	12,219
United Continental Holdings, Inc.*	149	11,888
Chipotle Mexican Grill, Inc. — Class A*	16	11,365
Best Buy Company, Inc.	156	11,085
Genuine Parts Co.	97	10,867
Darden Restaurants, Inc.	82	9,961
DR Horton, Inc.	226	9,352
Lennar Corp. — Class A	190	9,327
WW Grainger, Inc.	30	9,028
MGM Resorts International	339	8,699
American Airlines Group, Inc.	266	8,448
Advance Auto Parts, Inc.	48	8,185
Copart, Inc.*	134	8,119
Norwegian Cruise Line Holdings Ltd.*	145	7,969
Tractor Supply Co.	81	7,919
CarMax, Inc.*	113	7,887
Wynn Resorts Ltd.	64	7,637
Tiffany & Co.	72	7,600
Kohl's Corp.	110	7,565
Hasbro, Inc.	77	6,547
Tapestry, Inc.	193	6,271
PVH Corp.	50	6,097
LKQ Corp.*	209	5,931
Whirlpool Corp.	42	5,581
BorgWarner, Inc.	138	5,300
Mohawk Industries, Inc.*	41	5,172
Macy's, Inc.	205	4,926
PulteGroup, Inc.	170	4,753
Capri Holdings Ltd.*	102	4,666
Alaska Air Group, Inc.	82	4,602
Foot Locker, Inc.	75	4,545
Ralph Lauren Corp. — Class A	35	4,539
Hanesbrands, Inc.	240	4,291
L Brands, Inc.	152	4,192
Newell Brands, Inc.	259	3,973
Harley-Davidson, Inc.	106	3,780
Gap, Inc.	142	3,718
Leggett & Platt, Inc.	87	3,673
Nordstrom, Inc.	76	3,373
Mattel, Inc.*	230	2,990
Under Armour, Inc. — Class A*	125	2,643
Under Armour, Inc. — Class C*	128	2,415
Total Consumer, Cyclical		1,318,219
Energy - 2.2%
Exxon Mobil Corp.	2,818	227,694

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 39.7% (continued)
Energy - 2.2% (continued)
Chevron Corp.	1,264	$155,700
ConocoPhillips	754	50,322
Schlumberger Ltd.	922	40,172
EOG Resources, Inc.	386	36,739
Occidental Petroleum Corp.	499	33,034
Marathon Petroleum Corp.	448	26,813
Phillips 66	279	26,552
Kinder Morgan, Inc.	1,295	25,913
Valero Energy Corp.	278	23,583
Williams Companies, Inc.	805	23,120
ONEOK, Inc.	274	19,136
Pioneer Natural Resources Co.	112	17,055
Halliburton Co.	580	16,994
Anadarko Petroleum Corp.	332	15,099
Concho Resources, Inc.	133	14,758
Diamondback Energy, Inc.	103	10,458
Hess Corp.	169	10,179
Baker Hughes a GE Co.	341	9,452
Devon Energy Corp.	292	9,216
Marathon Oil Corp.	544	9,090
Apache Corp.	250	8,665
Noble Energy, Inc.	322	7,963
Cabot Oil & Gas Corp. — Class A	282	7,360
National Oilwell Varco, Inc.	255	6,793
TechnipFMC plc	283	6,656
HollyFrontier Corp.	104	5,124
Cimarex Energy Co.	67	4,683
Helmerich & Payne, Inc.	73	4,056
Total Energy		852,379
Utilities - 1.3%
NextEra Energy, Inc.	318	61,476
Duke Energy Corp.	484	43,560
Dominion Energy, Inc.	532	40,783
Southern Co.	688	35,556
Exelon Corp.	645	32,334
American Electric Power Company, Inc.	328	27,470
Sempra Energy	182	22,907
Public Service Enterprise Group, Inc.	336	19,962
Xcel Energy, Inc.	342	19,224
Consolidated Edison, Inc.	214	18,149
WEC Energy Group, Inc.	210	16,607
PPL Corp.	479	15,203
DTE Energy Co.	121	15,094
Eversource Energy	211	14,970
FirstEnergy Corp.	335	13,939
Edison International	217	13,437
American Water Works Company, Inc.	120	12,511
Entergy Corp.	126	12,049
Ameren Corp.	163	11,989
CMS Energy Corp.	188	10,442
CenterPoint Energy, Inc.	333	10,223
Evergy, Inc.	169	9,810
Atmos Energy Corp.	78	8,028
AES Corp.	440	7,955
NRG Energy, Inc.	187	7,944
Alliant Energy Corp.	157	7,399
Pinnacle West Capital Corp.	75	7,169
NiSource, Inc.	248	7,108
Total Utilities		523,298
Basic Materials - 0.8%
DowDuPont, Inc.	1,500	79,965
Linde plc	367	64,566
Air Products & Chemicals, Inc.	146	27,880
Sherwin-Williams Co.	54	23,258
PPG Industries, Inc.	157	17,721
LyondellBasell Industries N.V. — Class A	202	16,984
Newmont Mining Corp.	354	12,662
Freeport-McMoRan, Inc.	964	12,426
International Paper Co.	266	12,308
Nucor Corp.	203	11,845
International Flavors & Fragrances, Inc.	67	8,629
Celanese Corp. — Class A	85	8,382
Eastman Chemical Co.	93	7,057
FMC Corp.	90	6,914
Mosaic Co.	236	6,445
CF Industries Holdings, Inc.	148	6,050
Albemarle Corp.	70	5,739
Total Basic Materials		328,831
Total Common Stocks
(Cost $13,691,950)		15,706,083

MUTUAL FUNDS† - 44.8%
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	1,024,077	10,210,044
Guggenheim Strategy Fund II2	300,145	7,446,603
Total Mutual Funds
(Cost $17,639,984)		17,656,647

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
2.39% due 05/07/19[3,4]	$1,200,000	1,197,137
2.31% due 04/02/19[4,5]	297,000	296,980
Total U.S. Treasury Bills
(Cost $1,494,117)		1,494,117

REPURCHASE AGREEMENTS††,6 - 10.3%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[3]	2,744,714	2,744,714
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[3]	686,179	686,179
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[3]	614,595	614,595
Total Repurchase Agreements
(Cost $4,045,488)		4,045,488

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	25,236	$25,236
Total Securities Lending Collateral
(Cost $25,236)		25,236
Total Investments - 98.7%
(Cost $36,896,775)		$38,927,571
Other Assets & Liabilities, net - 1.3%		505,520
Total Net Assets - 100.0%		$39,433,091

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	94	Jun 2019	$13,338,600	$274,740

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.86%	At Maturity	04/30/19	4,218	$11,956,485	$122,459
BNP Paribas	S&P 500 Index	2.95%	At Maturity	04/29/19	3,252	9,218,538	92,350
Goldman Sachs International	S&P 500 Index	2.90%	At Maturity	04/29/19	3,156	8,946,448	50,313
						$30,121,471	$265,122

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,706,083	$—	$—	$15,706,083
Mutual Funds	17,656,647	—	—	17,656,647
U.S. Treasury Bills	—	1,494,117	—	1,494,117
Repurchase Agreements	—	4,045,488	—	4,045,488
Securities Lending Collateral	25,236	—	—	25,236
Equity Futures Contracts**	274,740	—	—	274,740
Equity Index Swap Agreements**	—	265,122	—	265,122
Total Assets	$33,662,706	$5,804,727	$—	$39,467,433

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,405,341	$1,543,913	$(4,500,000)	$(19,302)	$16,651	$7,446,603	300,145	$44,767
Guggenheim Ultra Short Duration Fund - Institutional Class	6,167,022	6,536,807	(2,500,000)	3,666	2,549	10,210,044	1,024,077	37,457
	$16,572,363	$8,080,720	$(7,000,000)	$(15,636)	$19,200	$17,656,647		$82,224

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Barrick Gold Corp.	105,351	$1,444,362
Newmont Mining Corp.	36,421	1,302,779
Freeport-McMoRan, Inc.	97,225	1,253,230
Franco-Nevada Corp.	14,363	1,077,943
Wheaton Precious Metals Corp.	41,189	981,122
Agnico Eagle Mines Ltd.	21,190	921,765
Goldcorp, Inc.	80,480	920,691
Royal Gold, Inc.	7,765	706,071
Kirkland Lake Gold Ltd.	22,742	691,584
AngloGold Ashanti Ltd. ADR	52,263	684,645
Kinross Gold Corp.*	175,958	605,296
B2Gold Corp.*	177,418	498,545
Gold Fields Ltd. ADR[1]	132,954	495,918
Pan American Silver Corp.	37,342	494,782
Yamana Gold, Inc.[1]	176,308	460,164
Sibanye Gold Ltd. ADR*	110,204	455,143
Alamos Gold, Inc. — Class A	79,173	402,199
IAMGOLD Corp.*	107,264	372,206
Osisko Gold Royalties Ltd.	33,017	371,111
SSR Mining, Inc.*	28,869	365,482
Pretium Resources, Inc.*,1	42,143	360,744
Novagold Resources, Inc.*,1	78,378	326,836
First Majestic Silver Corp.*,1	49,654	326,723
Hecla Mining Co.	130,201	299,462
Sandstorm Gold Ltd.*	51,768	283,689
MAG Silver Corp.*	25,811	275,145
Coeur Mining, Inc.*	60,899	248,468
Seabridge Gold, Inc.*,1	19,584	242,646
Fortuna Silver Mines, Inc.*	60,283	201,948
Gold Resource Corp.	36,053	141,688
Total Mining		17,212,387
Total Common Stocks
(Cost $9,529,817)		17,212,387

RIGHTS††† - 0.0%
Pan American Silver Corp.*,2	80,321	–
Total Basic Materials
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	22,226	705,231
Total Exchange-Traded Funds
(Cost $453,932)		705,231

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.2%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$150,442	150,442
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	37,611	37,611
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	33,687	33,687
Total Repurchase Agreements
(Cost $221,740)		221,740

	Shares
SECURITIES LENDING COLLATERAL†,4 - 5.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	900,208	900,208
Total Securities Lending Collateral
(Cost $900,208)		900,208
Total Investments - 105.7%
(Cost $11,105,697)		$19,039,566
Other Assets & Liabilities, net - (5.7)%		(1,030,191)
Total Net Assets - 100.0%		$18,009,375

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,212,387	$—	$—		$17,212,387
Rights	—	—	—	*	—
Exchange-Traded Funds	705,231	—	—		705,231
Repurchase Agreements	—	221,740	—		221,740
Securities Lending Collateral	900,208	—	—		900,208
Total Assets	$18,817,826	$221,740	$—		$19,039,566

*	Includes securities with a market value of $0.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 96.0%
REITs-Diversified - 22.9%
American Tower Corp. — Class A	2,018	$397,667
Crown Castle International Corp.	2,411	308,608
Equinix, Inc.	570	258,301
Digital Realty Trust, Inc.	1,817	216,223
SBA Communications Corp.*	1,017	203,054
Weyerhaeuser Co.	7,040	185,434
WP Carey, Inc.	1,931	151,255
Vornado Realty Trust	2,200	148,368
Duke Realty Corp.	4,478	136,937
VICI Properties, Inc.	5,750	125,810
Gaming and Leisure Properties, Inc.	3,155	121,688
Lamar Advertising Co. — Class A	1,491	118,177
New Residential Investment Corp.	6,489	109,729
EPR Properties	1,310	100,739
CoreSite Realty Corp.	897	95,997
Rayonier, Inc.	2,752	86,743
Outfront Media, Inc.	3,322	77,735
PotlatchDeltic Corp.	1,753	66,246
GEO Group, Inc.	3,390	65,088
CoreCivic, Inc.	3,340	64,963
Uniti Group, Inc.[1]	5,627	62,966
Total REITs-Diversified		3,101,728
REITs-Apartments - 11.3%
AvalonBay Communities, Inc.	1,105	221,807
Equity Residential	2,938	221,290
Essex Property Trust, Inc.[1]	626	181,064
Invitation Homes, Inc.	6,203	150,919
UDR, Inc.	3,273	148,791
Mid-America Apartment Communities, Inc.	1,352	147,814
Camden Property Trust	1,287	130,631
Apartment Investment & Management Co. — Class A	2,224	111,847
American Homes 4 Rent — Class A	4,750	107,920
American Campus Communities, Inc.	2,247	106,912
Total REITs-Apartments		1,528,995
REITs-Office Property - 11.0%
Boston Properties, Inc.	1,413	189,172
Alexandria Real Estate Equities, Inc.	1,172	167,080
Kilroy Realty Corp.	1,533	116,447
SL Green Realty Corp.	1,279	115,008
Douglas Emmett, Inc.	2,667	107,800
Hudson Pacific Properties, Inc.	2,777	95,584
JBG SMITH Properties	2,297	94,981
Highwoods Properties, Inc.	1,969	92,110
Equity Commonwealth	2,519	82,346
Paramount Group, Inc.	5,276	74,866
Corporate Office Properties Trust	2,653	72,427
Brandywine Realty Trust	4,474	70,958
Empire State Realty Trust, Inc. — Class A	4,403	69,567
Columbia Property Trust, Inc.	3,059	68,858
Piedmont Office Realty Trust, Inc. — Class A	3,272	68,221
Total REITs-Office Property		1,485,425
REITs-Health Care - 9.5%
Welltower, Inc.	2,940	228,144
Ventas, Inc.	3,118	198,960
HCP, Inc.	5,123	160,350
Omega Healthcare Investors, Inc.	3,106	118,494
Medical Properties Trust, Inc.	5,985	110,782
Healthcare Trust of America, Inc. — Class A	3,504	100,179
Healthcare Realty Trust, Inc.	2,616	84,000
Sabra Health Care REIT, Inc.	4,026	78,386
Physicians Realty Trust	4,101	77,140
Senior Housing Properties Trust	5,728	67,476
CareTrust REIT, Inc.	2,518	59,072
Total REITs-Health Care		1,282,983
REITs-Warehouse/Industries - 7.3%
Prologis, Inc.	3,920	282,044
Liberty Property Trust	2,307	111,705
CyrusOne, Inc.	1,883	98,745
Americold Realty Trust	3,070	93,666
First Industrial Realty Trust, Inc.	2,501	88,435
EastGroup Properties, Inc.	752	83,953
STAG Industrial, Inc.	2,671	79,195
Rexford Industrial Realty, Inc.	2,166	77,564
QTS Realty Trust, Inc. — Class A	1,526	68,655
Total REITs-Warehouse/Industries		983,962
REITs-Hotels - 6.5%
Host Hotels & Resorts, Inc.	8,336	157,550
MGM Growth Properties LLC — Class A	3,954	127,517
Park Hotels & Resorts, Inc.	3,351	104,149
Hospitality Properties Trust	3,316	87,244
Ryman Hospitality Properties, Inc.	1,049	86,270
Pebblebrook Hotel Trust	2,691	83,583
Apple Hospitality REIT, Inc.	4,887	79,658
Sunstone Hotel Investors, Inc.	5,320	76,608
RLJ Lodging Trust	4,125	72,476
Total REITs-Hotels		875,055
REITs-Shopping Centers - 6.1%
Regency Centers Corp.	2,116	142,809
Federal Realty Investment Trust	987	136,058
Kimco Realty Corp.	6,395	118,308
Brixmor Property Group, Inc.	5,408	99,345
Weingarten Realty Investors	2,804	82,354
SITE Centers Corp.	4,873	66,370
Urban Edge Properties	3,286	62,434
Acadia Realty Trust	2,254	61,467
Retail Opportunity Investments Corp.	3,468	60,135
Total REITs-Shopping Centers		829,280
REITs-Storage - 5.4%
Public Storage	1,181	257,198
Extra Space Storage, Inc.	1,478	150,623
Iron Mountain, Inc.	3,806	134,961

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITS - 96.0% (continued)
REITs-Storage - 5.4% (continued)
CubeSmart	3,207	$102,752
Life Storage, Inc.	916	89,099
Total REITs-Storage		734,633
REITs-Mortgage - 5.1%
Annaly Capital Management, Inc.	15,401	153,856
AGNC Investment Corp.	7,224	130,032
Starwood Property Trust, Inc.	4,654	104,017
Blackstone Mortgage Trust, Inc. — Class A	2,502	86,469
Chimera Investment Corp.	4,141	77,602
Two Harbors Investment Corp.	5,567	75,322
Apollo Commercial Real Estate Finance, Inc.	3,557	64,737
Total REITs-Mortgage		692,035
REITs-Regional Malls - 4.5%
Simon Property Group, Inc.	1,724	314,130
Macerich Co.	2,384	103,346
Taubman Centers, Inc.	1,448	76,570
Brookfield Property REIT, Inc. — Class A	2,970	60,855
Tanger Factory Outlet Centers, Inc.	2,794	58,618
Total REITs-Regional Malls		613,519
REITs-Single Tenant - 3.9%
Realty Income Corp.	2,708	199,201
National Retail Properties, Inc.	2,299	127,342
STORE Capital Corp.	3,460	115,910
Spirit Realty Capital, Inc.	1,997	79,341
Total REITs-Single Tenant		521,794
REITs-Manufactured Homes - 2.0%
Sun Communities, Inc.	1,137	134,757
Equity LifeStyle Properties, Inc.	1,177	134,531
Total REITs-Manufactured Homes		269,288
REITS-Shopping Centers - 0.5%
Retail Properties of America, Inc. — Class A	5,530	67,411

Total REITS		12,986,108
Real Estate - 3.5%
Real Estate Management/Services - 2.8%
CBRE Group, Inc. — Class A*	3,445	170,355
Jones Lang LaSalle, Inc.	704	108,543
Redfin Corp.*,1	2,942	59,634
Realogy Holdings Corp.[1]	4,242	48,359
Total Real Estate Management/Services		386,891
Real Estate Management & Development - 0.7%
Howard Hughes Corp.*	831	91,410

Total Real Estate		478,301
Total Common Stocks
(Cost $8,262,733)		13,464,409

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$10,459	10,459
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	2,615	2,615
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	2,342	2,342
Total Repurchase Agreements
(Cost $15,416)		15,416

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	224,505	224,505
Total Securities Lending Collateral
(Cost $224,505)		224,505
Total Investments - 101.3%
(Cost $8,502,654)		$13,704,330
Other Assets & Liabilities, net - (1.3)%		(172,156)
Total Net Assets - 100.0%		$13,532,174

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,464,409	$—	$—	$13,464,409
Repurchase Agreements	—	15,416	—	15,416
Securities Lending Collateral	224,505	—	—	224,505
Total Assets	$13,688,914	$15,416	$—	$13,704,330

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 65.5%
Walmart, Inc.	3,740	$364,762
Home Depot, Inc.	1,741	334,081
Costco Wholesale Corp.	945	228,822
Lowe's Companies, Inc.	1,945	212,919
TJX Companies, Inc.	3,352	178,360
Walgreens Boots Alliance, Inc.	2,664	168,551
Target Corp.	1,803	144,709
Ross Stores, Inc.	1,432	133,319
Dollar General Corp.	1,112	132,662
O'Reilly Automotive, Inc.*	327	126,974
AutoZone, Inc.*	120	122,894
Dollar Tree, Inc.*	1,077	113,128
Ulta Beauty, Inc.*	295	102,875
Best Buy Company, Inc.	1,365	96,997
Genuine Parts Co.	810	90,744
Tiffany & Co.	780	82,329
CarMax, Inc.*	1,153	80,479
Advance Auto Parts, Inc.	471	80,320
Tractor Supply Co.	804	78,599
Burlington Stores, Inc.*	491	76,930
Kohl's Corp.	1,078	74,134
Gap, Inc.	2,720	71,210
L Brands, Inc.	2,242	61,834
Carvana Co.*,1	1,040	60,382
Nordstrom, Inc.	1,352	60,002
Macy's, Inc.	2,496	59,979
Five Below, Inc.*	472	58,646
Foot Locker, Inc.	960	58,176
Qurate Retail, Inc. — Class A*	3,490	55,770
Ollie's Bargain Outlet Holdings, Inc.*	621	52,990
Floor & Decor Holdings, Inc. — Class A*	1,150	47,403
Williams-Sonoma, Inc.[1]	836	47,042
Dick's Sporting Goods, Inc.	1,198	44,098
American Eagle Outfitters, Inc.	1,970	43,675
AutoNation, Inc.*	1,154	41,221
Urban Outfitters, Inc.*	1,343	39,807
Bed Bath & Beyond, Inc.	2,100	35,679
Sally Beauty Holdings, Inc.*	1,786	32,880
Dillard's, Inc. — Class A1	420	30,248
Abercrombie & Fitch Co. — Class A	1,091	29,904
RH*,1	281	28,929
Michaels Companies, Inc.*	2,530	28,893
Big Lots, Inc.	747	28,401
Children's Place, Inc.	286	27,822
Designer Brands, Inc. — Class A	1,252	27,820
GameStop Corp. — Class A1	2,125	21,590
Tailored Brands, Inc.[1]	1,878	14,724
At Home Group, Inc.*	180	3,215
Total Retail		4,136,928
Internet - 30.8%
Amazon.com, Inc.*	369	657,097
Alibaba Group Holding Ltd. ADR*	1,190	217,115
Booking Holdings, Inc.*	121	211,134
eBay, Inc.	3,450	128,133
JD.com, Inc. ADR*	3,878	116,922
Expedia Group, Inc.	768	91,392
Ctrip.com International Ltd. ADR*	2,009	87,773
MercadoLibre, Inc.*	160	81,237
Wayfair, Inc. — Class A*,1	515	76,452
Baozun, Inc. ADR*,1	1,712	71,116
Etsy, Inc.*	900	60,498
GrubHub, Inc.*	760	52,797
Stitch Fix, Inc. — Class A*,1	1,130	31,900
Shutterfly, Inc.*	633	25,725
Stamps.com, Inc.*	310	25,237
Overstock.com, Inc.*,1	900	14,958
Total Internet		1,949,486
Distribution & Wholesale - 1.9%
LKQ Corp.*	2,332	66,182
Pool Corp.	345	56,915
Total Distribution & Wholesale		123,097
Commercial Services - 1.4%
Rent-A-Center, Inc.*	2,333	48,690
Monro, Inc.	462	39,972
Total Commercial Services		88,662
Total Common Stocks
(Cost $4,318,470)		6,298,173

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$28,615	28,615
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	7,154	7,154
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	6,407	6,407
Total Repurchase Agreements
(Cost $42,176)		42,176

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	270,791	270,791
Total Securities Lending Collateral
(Cost $270,791)		270,791
Total Investments - 104.6%
(Cost $4,631,437)		$6,611,140
Other Assets & Liabilities, net - (4.6)%		(290,898)
Total Net Assets - 100.0%		$6,320,242

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR – American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,298,173	$—	$—	$6,298,173
Repurchase Agreements	—	42,176	—	42,176
Securities Lending Collateral	270,791	—	—	270,791
Total Assets	$6,568,964	$42,176	$—	$6,611,140

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5%
Financial - 2.6%
Primerica, Inc.	14	$1,710
MGIC Investment Corp.*	117	1,543
Radian Group, Inc.	71	1,473
First Industrial Realty Trust, Inc. REIT	41	1,450
Essent Group Ltd.*	32	1,390
Blackstone Mortgage Trust, Inc. — Class A REIT	40	1,382
Cousins Properties, Inc. REIT	139	1,343
EastGroup Properties, Inc. REIT	12	1,340
First Financial Bankshares, Inc.	23	1,329
Healthcare Realty Trust, Inc. REIT	41	1,317
Pebblebrook Hotel Trust REIT	42	1,305
Kemper Corp.	17	1,294
IBERIABANK Corp.	18	1,291
Americold Realty Trust REIT	42	1,281
Ryman Hospitality Properties, Inc. REIT	15	1,234
Stifel Financial Corp.	23	1,213
Hancock Whitney Corp.	30	1,212
Selective Insurance Group, Inc.	19	1,202
Glacier Bancorp, Inc.	30	1,202
United Bankshares, Inc.	32	1,160
Sabra Health Care REIT, Inc. REIT	59	1,149
Physicians Realty Trust REIT	60	1,129
Valley National Bancorp	115	1,102
PS Business Parks, Inc. REIT	7	1,098
RLJ Lodging Trust REIT	62	1,089
Sunstone Hotel Investors, Inc. REIT	75	1,080
Community Bank System, Inc.	18	1,076
LendingTree, Inc.*,1	3	1,055
Chemical Financial Corp.	25	1,029
Federated Investors, Inc. — Class B	35	1,026
UMB Financial Corp.	16	1,025
National Health Investors, Inc. REIT	13	1,021
RLI Corp.	14	1,004
Ellie Mae, Inc.*	10	987
Kennedy-Wilson Holdings, Inc.	45	963
BancorpSouth Bank	34	959
CNO Financial Group, Inc.	59	955
Cathay General Bancorp	28	949
STAG Industrial, Inc. REIT	31	919
Home BancShares, Inc.	52	914
PotlatchDeltic Corp. REIT	24	907
Investors Bancorp, Inc.	76	901
Independent Bank Corp.	11	891
South State Corp.	13	888
Old National Bancorp	54	886
Piedmont Office Realty Trust, Inc. — Class A REIT	42	876
First BanCorp	76	871
American Equity Investment Life Holding Co.	32	865
Rexford Industrial Realty, Inc. REIT	24	859
Fulton Financial Corp.	55	851
Columbia Banking System, Inc.	26	850
CVB Financial Corp.	40	842
Terreno Realty Corp. REIT	20	841
Union Bankshares Corp.	26	841
GEO Group, Inc. REIT	43	826
First Financial Bancorp	34	818
CoreCivic, Inc. REIT	42	817
Xenia Hotels & Resorts, Inc. REIT	37	811
QTS Realty Trust, Inc. — Class A REIT	18	810
Trustmark Corp.	24	807
Apollo Commercial Real Estate Finance, Inc. REIT	44	801
Cadence BanCorp	43	798
Acadia Realty Trust REIT	29	791
CenterState Bank Corp.	33	786
Simmons First National Corp. — Class A	32	783
Washington Federal, Inc.	27	780
Argo Group International Holdings Ltd.	11	777
International Bancshares Corp.	20	761
WesBanco, Inc.	19	755
Urban Edge Properties REIT	39	741
First Midwest Bancorp, Inc.	35	716
Four Corners Property Trust, Inc. REIT	24	710
Mack-Cali Realty Corp. REIT	32	710
United Community Banks, Inc.	28	698
Enstar Group Ltd.*	4	696
WSFS Financial Corp.	18	695
Agree Realty Corp. REIT	10	693
Tanger Factory Outlet Centers, Inc. REIT	33	692
Genworth Financial, Inc. — Class A*	180	689
Bank of NT Butterfield & Son Ltd.	19	682
Great Western Bancorp, Inc.	21	663
First Merchants Corp.	18	663
ProAssurance Corp.	19	658
Lexington Realty Trust REIT	72	652
American Assets Trust, Inc. REIT	14	642
LTC Properties, Inc. REIT	14	641
LegacyTexas Financial Group, Inc.	17	636
Invesco Mortgage Capital, Inc. REIT	40	632
Washington Real Estate Investment Trust REIT	22	624
Moelis & Co. — Class A	15	624
HFF, Inc. — Class A	13	621
Independent Bank Group, Inc.	12	615
Capitol Federal Financial, Inc.	46	614
Deluxe Corp.	14	612
Alexander & Baldwin, Inc. REIT	24	611
Axos Financial, Inc.*	21	608
Retail Opportunity Investments Corp. REIT	35	607

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.6% (continued)
DiamondRock Hospitality Co. REIT	56	$606
Banner Corp.	11	596
TowneBank	24	594
Chesapeake Lodging Trust REIT	21	584
Northwest Bancshares, Inc.	34	577
Hope Bancorp, Inc.	44	576
Renasant Corp.	17	575
ServisFirst Bancshares, Inc.	17	574
National Storage Affiliates Trust REIT	20	570
Provident Financial Services, Inc.	22	570
Blucora, Inc.*	17	567
Westamerica Bancorporation	9	556
Eagle Bancorp, Inc.*	11	552
NBT Bancorp, Inc.	15	540
Seritage Growth Properties REIT	12	533
WageWorks, Inc.*	14	529
Horace Mann Educators Corp.	15	528
Redfin Corp.*,1	26	527
CareTrust REIT, Inc.	22	516
Ladder Capital Corp. — Class A REIT	30	511
McGrath RentCorp	9	509
Walker & Dunlop, Inc.	10	509
Redwood Trust, Inc. REIT	31	501
National General Holdings Corp.	21	498
NMI Holdings, Inc. — Class A*	19	492
Navigators Group, Inc.	7	489
Waddell & Reed Financial, Inc. — Class A	28	484
Employers Holdings, Inc.	12	481
Ameris Bancorp	14	481
Kinsale Capital Group, Inc.	7	480
Kite Realty Group Trust REIT	30	480
First Interstate BancSystem, Inc. — Class A	12	478
Hilltop Holdings, Inc.	26	475
S&T Bancorp, Inc.	12	474
Park National Corp.	5	474
Global Net Lease, Inc. REIT	25	472
Office Properties Income Trust REIT	17	470
Colony Credit Real Estate, Inc. REIT	30	470
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	18	461
First Commonwealth Financial Corp.	36	454
Newmark Group, Inc. — Class A	53	442
eHealth, Inc.*	7	436
Safety Insurance Group, Inc.	5	436
PennyMac Mortgage Investment Trust REIT	21	435
PRA Group, Inc.*	16	429
Artisan Partners Asset Management, Inc. — Class A	17	428
Heartland Financial USA, Inc.	10	426
Pacific Premier Bancorp, Inc.	16	424
Industrial Logistics Properties Trust REIT	21	424
Summit Hotel Properties, Inc. REIT	37	422
Seacoast Banking Corporation of Florida*	16	422
AMERISAFE, Inc.	7	416
OceanFirst Financial Corp.	17	409
Berkshire Hills Bancorp, Inc.	15	409
Lakeland Financial Corp.	9	407
Brookline Bancorp, Inc.	28	403
Southside Bancshares, Inc.	12	399
Easterly Government Properties, Inc. REIT	22	396
BrightSphere Investment Group plc	29	393
First Busey Corp.	16	390
Nelnet, Inc. — Class A	7	385
Aircastle Ltd.	19	385
Tompkins Financial Corp.	5	380
Universal Health Realty Income Trust REIT	5	379
Washington Prime Group, Inc. REIT	67	379
Alexander's, Inc. REIT	1	376
Sandy Spring Bancorp, Inc.	12	375
Cushman & Wakefield plc*	21	374
Kearny Financial Corp.	29	373
Houlihan Lokey, Inc.	8	367
Piper Jaffray Cos.	5	364
Flagstar Bancorp, Inc.	11	362
James River Group Holdings Ltd.	9	361
TriCo Bancshares	9	354
Getty Realty Corp. REIT	11	352
United Fire Group, Inc.	8	350
First Bancorp	10	348
Tier REIT, Inc.	12	344
Monmouth Real Estate Investment Corp. REIT	26	343
Stewart Information Services Corp.	8	342
Universal Insurance Holdings, Inc.	11	341
Cohen & Steers, Inc.	8	338
RPT Realty REIT	28	336
InfraREIT, Inc.	16	336
Independence Realty Trust, Inc. REIT	31	334
National Bank Holdings Corp. — Class A	10	333
Boston Private Financial Holdings, Inc.	30	329
Enterprise Financial Services Corp.	8	326
BancFirst Corp.	6	313
MBIA, Inc.*	32	305
OFG Bancorp	15	297
WisdomTree Investments, Inc.	42	296
PJT Partners, Inc. — Class A	7	293
Ambac Financial Group, Inc.*	16	290

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.6% (continued)
Central Pacific Financial Corp.	10	$288
Marcus & Millichap, Inc.*	7	285
Columbia Financial, Inc.*	18	282
LendingClub Corp.*	91	281
Third Point Reinsurance Ltd.*	27	280
New York Mortgage Trust, Inc. REIT	46	280
Granite Point Mortgage Trust, Inc. REIT	15	279
NorthStar Realty Europe Corp. REIT	16	278
Capstead Mortgage Corp. REIT	32	275
Stock Yards Bancorp, Inc.	8	270
1st Source Corp.	6	269
Meridian Bancorp, Inc.	17	267
Franklin Street Properties Corp. REIT	37	266
Triumph Bancorp, Inc.*	9	265
United Financial Bancorp, Inc.	18	258
TrustCo Bank Corp. NY	33	256
ARMOUR Residential REIT, Inc. REIT	13	254
Essential Properties Realty Trust, Inc. REIT	13	254
Bryn Mawr Bank Corp.	7	253
FBL Financial Group, Inc. — Class A	4	251
Chatham Lodging Trust REIT	13	250
Focus Financial Partners, Inc. — Class A*	7	249
Community Trust Bancorp, Inc.	6	246
Innovative Industrial Properties, Inc. REIT[1]	3	245
Encore Capital Group, Inc.*	9	245
Univest Financial Corp.	10	245
Washington Trust Bancorp, Inc.	5	241
Lakeland Bancorp, Inc.	16	239
HomeStreet, Inc.*	9	237
German American Bancorp, Inc.	8	235
World Acceptance Corp.*	2	234
Hanmi Financial Corp.	11	234
Oritani Financial Corp.	14	233
RE/MAX Holdings, Inc. — Class A	6	231
City Holding Co.	3	229
Enova International, Inc.*	10	228
CBTX, Inc.	7	227
Preferred Bank/Los Angeles CA	5	225
Hersha Hospitality Trust REIT	13	223
Northfield Bancorp, Inc.	16	222
Flushing Financial Corp.	10	219
Fidelity Southern Corp.	8	219
Federal Agricultural Mortgage Corp. — Class C	3	217
ConnectOne Bancorp, Inc.	11	217
Community Healthcare Trust, Inc. REIT	6	215
FGL Holdings	27	212
Horizon Bancorp, Inc.	13	209
Camden National Corp.	5	209
Banc of California, Inc.	15	208
Great Southern Bancorp, Inc.	4	208
Arbor Realty Trust, Inc. REIT	16	208
Urstadt Biddle Properties, Inc. — Class A REIT	10	206
Dime Community Bancshares, Inc.	11	206
Saul Centers, Inc. REIT	4	205
Bank of Marin Bancorp	5	203
First Defiance Financial Corp.	7	201
First Community Bankshares, Inc.	6	199
State Auto Financial Corp.	6	198
First of Long Island Corp.	9	197
Meta Financial Group, Inc.	10	197
Mercantile Bank Corp.	6	196
National Commerce Corp.*	5	196
INTL FCStone, Inc.*	5	194
Veritex Holdings, Inc.	8	194
iStar, Inc. REIT	23	194
Midland States Bancorp, Inc.	8	192
Peoples Bancorp, Inc.	6	186
Customers Bancorp, Inc.*	10	183
RMR Group, Inc. — Class A	3	183
Investors Real Estate Trust REIT	3	180
Nicolet Bankshares, Inc.*	3	179
CatchMark Timber Trust, Inc. — Class A REIT	18	177
Independent Bank Corp.	8	172
Heritage Commerce Corp.	14	169
AG Mortgage Investment Trust, Inc. REIT	10	168
Whitestone REIT — Class B	14	168
First Financial Corp.	4	168
Mr Cooper Group, Inc.*	17	163
Atlantic Capital Bancshares, Inc.*	9	160
United Community Financial Corp.	17	159
FB Financial Corp.	5	159
Front Yard Residential Corp. REIT	17	158
Peapack Gladstone Financial Corp.	6	157
Pennsylvania Real Estate Investment Trust REIT	25	157
CorePoint Lodging, Inc. REIT	14	156
PennyMac Financial Services, Inc.	7	156
Ares Commercial Real Estate Corp. REIT	10	152
HomeTrust Bancshares, Inc.	6	151
Heritage Financial Corp.	5	151
Old Line Bancshares, Inc.	6	150
Preferred Apartment Communities, Inc. — Class A REIT	10	148
Waterstone Financial, Inc.	9	148
New Senior Investment Group, Inc. REIT	27	147
CorEnergy Infrastructure Trust, Inc. REIT	4	147

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.6% (continued)
Bridge Bancorp, Inc.	5	$146
Bancorp, Inc.*	18	145
Franklin Financial Network, Inc.	5	145
One Liberty Properties, Inc. REIT	5	145
Cowen, Inc. — Class A*	10	145
Equity Bancshares, Inc. — Class A*	5	144
FRP Holdings, Inc.*	3	143
Diamond Hill Investment Group, Inc.	1	140
Opus Bank	7	139
Anworth Mortgage Asset Corp. REIT	34	137
Financial Institutions, Inc.	5	136
QCR Holdings, Inc.	4	136
Allegiance Bancshares, Inc.*	4	135
Republic Bancorp, Inc. — Class A	3	134
People's Utah Bancorp	5	132
Live Oak Bancshares, Inc.	9	131
Trupanion, Inc.*	4	131
Bar Harbor Bankshares	5	129
Greenhill & Company, Inc.	6	129
Merchants Bancorp	6	129
HCI Group, Inc.	3	128
CNB Financial Corp.	5	126
Orchid Island Capital, Inc. REIT	19	125
Gladstone Commercial Corp. REIT	6	125
Farmers National Banc Corp.	9	124
West Bancorporation, Inc.	6	124
First Bancshares, Inc.	4	124
Braemar Hotels & Resorts, Inc. REIT	10	122
Sierra Bancorp	5	122
PCSB Financial Corp.	6	117
Citizens, Inc.*	17	113
Old Second Bancorp, Inc.	9	113
MedEquities Realty Trust, Inc. REIT	10	111
MidWestOne Financial Group, Inc.	4	109
Greenlight Capital Re Ltd. — Class A*	10	109
Exantas Capital Corp. REIT	10	106
Summit Financial Group, Inc.	4	106
Westwood Holdings Group, Inc.	3	106
Cedar Realty Trust, Inc. REIT	31	105
American National Bankshares, Inc.	3	105
Carolina Financial Corp.	3	104
Southern National Bancorp of Virginia, Inc.	7	103
Heritage Insurance Holdings, Inc.	7	102
Ladenburg Thalmann Financial Services, Inc.	36	102
Citizens & Northern Corp.	4	100
B. Riley Financial, Inc.	6	100
Home Bancorp, Inc.	3	100
First Bancorp, Inc.	4	100
Arrow Financial Corp.	3	99
UMH Properties, Inc. REIT	7	99
On Deck Capital, Inc.*	18	98
Virtus Investment Partners, Inc.	1	98
Spirit MTA REIT	15	97
EMC Insurance Group, Inc.	3	96
United Insurance Holdings Corp.	6	95
Ashford Hospitality Trust, Inc. REIT	20	95
Altisource Portfolio Solutions S.A.*,1	4	95
RBB Bancorp	5	94
Armada Hoffler Properties, Inc. REIT	6	94
CBL & Associates Properties, Inc. REIT[1]	60	93
Southern Missouri Bancorp, Inc.	3	92
Byline Bancorp, Inc.*	5	92
Global Indemnity Ltd	3	91
Baycom Corp.*	4	91
Peoples Financial Services Corp.	2	90
Farmers & Merchants Bancorp Incorporated/Archbold OH	3	90
Macatawa Bank Corp.	9	89
Reliant Bancorp, Inc.	4	89
Ready Capital Corp. REIT	6	88
Guaranty Bancshares, Inc.	3	88
Hamilton Lane, Inc. — Class A	2	87
Capital City Bank Group, Inc.	4	87
Enterprise Bancorp, Inc.	3	86
HarborOne Bancorp, Inc.*	5	86
National Bankshares, Inc.	2	86
Republic First Bancorp, Inc.*	16	84
Goosehead Insurance, Inc. — Class A	3	84
Western New England Bancorp, Inc.	9	83
Cambridge Bancorp	1	83
Ames National Corp.	3	82
Penns Woods Bancorp, Inc.	2	82
TriState Capital Holdings, Inc.*	4	82
Territorial Bancorp, Inc.	3	81
TPG RE Finance Trust, Inc. REIT	4	78
Central Valley Community Bancorp	4	78
Oppenheimer Holdings, Inc. — Class A	3	78
NexPoint Residential Trust, Inc. REIT	2	77
Ocwen Financial Corp.*	42	76
Safeguard Scientifics, Inc.*	7	76
SmartFinancial, Inc.*	4	76
Bluerock Residential Growth REIT, Inc.	7	75
BankFinancial Corp.	5	74
Howard Bancorp, Inc.*	5	74
ACNB Corp.	2	74
Regional Management Corp.*	3	73
Century Bancorp, Inc. — Class A	1	73
Evans Bancorp, Inc.	2	71

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.6% (continued)
Independence Holding Co.	2	$70
Farmland Partners, Inc. REIT	11	70
Pacific City Financial Corp.	4	70
Metropolitan Bank Holding Corp.*	2	70
First Bank/Hamilton NJ	6	69
Forestar Group, Inc.*	4	69
Northrim BanCorp, Inc.	2	69
Great Ajax Corp. REIT	5	69
Investar Holding Corp.	3	68
Origin Bancorp, Inc.	2	68
First Foundation, Inc.	5	68
Southern First Bancshares, Inc.*	2	68
BCB Bancorp, Inc.	5	67
Clipper Realty, Inc. REIT	5	67
Safehold, Inc. REIT	3	66
Marlin Business Services Corp.	3	64
FedNat Holding Co.	4	64
Bank of Princeton	2	63
Bank of Commerce Holdings	6	63
Gladstone Land Corp. REIT	5	63
GAIN Capital Holdings, Inc.	10	63
Western Asset Mortgage Capital Corp. REIT	6	61
First Business Financial Services, Inc.	3	60
KKR Real Estate Finance Trust, Inc. REIT	3	60
Fidelity D&D Bancorp, Inc.	1	59
Consolidated-Tomoka Land Co.	1	59
Community Bankers Trust Corp.	8	59
Riverview Bancorp, Inc.	8	58
First Community Corp.	3	57
Tiptree, Inc. — Class A	9	57
Community Financial Corp.	2	57
Unity Bancorp, Inc.	3	57
City Office REIT, Inc.	5	57
Timberland Bancorp, Inc.	2	56
Orrstown Financial Services, Inc.	3	56
Protective Insurance Corp. — Class B	3	56
Dynex Capital, Inc. REIT	9	55
First Savings Financial Group, Inc.	1	54
Health Insurance Innovations, Inc. — Class A*,1	2	54
1st Constitution Bancorp	3	53
United Security Bancshares	5	53
Prudential Bancorp, Inc.	3	52
Hallmark Financial Services, Inc.*	5	52
SI Financial Group, Inc.	4	52
Bridgewater Bancshares, Inc.*	5	52
LCNB Corp.	3	51
C&F Financial Corp.	1	51
Global Medical REIT, Inc.	5	49
Mid Penn Bancorp, Inc.	2	49
Pzena Investment Management, Inc. — Class A	6	49
NI Holdings, Inc.*	3	48
CB Financial Services, Inc.	2	47
Premier Financial Bancorp, Inc.	3	47
Chemung Financial Corp.	1	47
First Northwest Bancorp	3	47
ESSA Bancorp, Inc.	3	46
Pacific Mercantile Bancorp*	6	46
MidSouth Bancorp, Inc.	4	46
Esquire Financial Holdings, Inc.*	2	46
Union Bankshares, Inc.	1	45
Entegra Financial Corp.*	2	45
Shore Bancshares, Inc.	3	45
Civista Bancshares, Inc.	2	44
SB One Bancorp	2	43
Silvercrest Asset Management Group, Inc. — Class A	3	43
Codorus Valley Bancorp, Inc.	2	43
Jernigan Capital, Inc. REIT	2	42
PDL Community Bancorp*	3	42
Parke Bancorp, Inc.	2	42
Northeast Bancorp	2	41
Middlefield Banc Corp.	1	41
Curo Group Holdings Corp.*	4	40
Associated Capital Group, Inc. — Class A	1	40
Auburn National Bancorporation, Inc.	1	39
Crawford & Co. — Class B	4	37
Ohio Valley Banc Corp.	1	36
OP Bancorp	4	35
First United Corp.	2	35
Cherry Hill Mortgage Investment Corp. REIT	2	34
First Mid-Illinois Bancshares, Inc.	1	33
Arlington Asset Investment Corp. — Class A	4	32
First Financial Northwest, Inc.	2	32
Norwood Financial Corp.	1	31
MVB Financial Corp.	2	31
Greene County Bancorp, Inc.	1	30
MutualFirst Financial, Inc.	1	30
Kingstone Companies, Inc.	2	29
Bankwell Financial Group, Inc.	1	29
Capstar Financial Holdings, Inc.	2	29
Peoples Bancorp of North Carolina, Inc.	1	27
Stratus Properties, Inc.*	1	26
Business First Bancshares, Inc.	1	25
Trinity Place Holdings, Inc.*	6	24
Siebert Financial Corp.*	2	24
Level One Bancorp, Inc.	1	23
Maui Land & Pineapple Company, Inc.*	2	23
Provident Bancorp, Inc.*	1	23
First Choice Bancorp	1	21
Spirit of Texas Bancshares, Inc.*	1	21
First Guaranty Bancshares, Inc.	1	20
Sterling Bancorp, Inc.	2	20
Luther Burbank Corp.	2	20
First Internet Bancorp	1	19
Maiden Holdings Ltd.	24	18
Oak Valley Bancorp	1	18

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Financial - 2.6% (continued)
County Bancorp, Inc.	1	$18
Elevate Credit, Inc.*	4	17
Amalgamated Bank — Class A	1	16
BRT Apartments Corp. REIT	1	14
Donegal Group, Inc. — Class A	1	13
Impac Mortgage Holdings, Inc.*	3	12
Select Bancorp, Inc.*	1	11
Total Financial		165,709
Consumer, Non-cyclical - 2.3%
Insperity, Inc.	13	1,608
Array BioPharma, Inc.*	64	1,560
Horizon Pharma plc*	59	1,559
Haemonetics Corp.*	17	1,487
LivaNova plc*	15	1,459
Chegg, Inc.*	36	1,372
FibroGen, Inc.*	25	1,359
Performance Food Group Co.*	34	1,348
HealthEquity, Inc.*	18	1,332
Wright Medical Group N.V.*	41	1,289
Globus Medical, Inc. — Class A*	26	1,285
Brink's Co.	17	1,282
Spark Therapeutics, Inc.*	11	1,253
Novocure Ltd.*	26	1,252
Teladoc Health, Inc.*	22	1,223
Aaron's, Inc.	23	1,210
Ultragenyx Pharmaceutical, Inc.*	17	1,179
Merit Medical Systems, Inc.*	19	1,175
Darling Ingredients, Inc.*	54	1,169
Tandem Diabetes Care, Inc.*	18	1,143
ASGN, Inc.*	18	1,143
Syneos Health, Inc.*	22	1,139
Blueprint Medicines Corp.*	14	1,121
Amedisys, Inc.*	9	1,109
LHC Group, Inc.*	10	1,109
LiveRamp Holdings, Inc.*	20	1,091
Helen of Troy Ltd.*	9	1,044
Green Dot Corp. — Class A*	17	1,031
NuVasive, Inc.*	18	1,022
FTI Consulting, Inc.*	13	999
Neogen Corp.*	17	976
Global Blood Therapeutics, Inc.*	18	953
Monro, Inc.	11	952
Immunomedics, Inc.*	49	941
Lancaster Colony Corp.	6	940
ACADIA Pharmaceuticals, Inc.*	35	940
Amicus Therapeutics, Inc.*	68	925
Sanderson Farms, Inc.	7	923
Strategic Education, Inc.	7	919
Intercept Pharmaceuticals, Inc.*	8	895
Paylocity Holding Corp.*	10	892
HMS Holdings Corp.*	30	888
Boston Beer Company, Inc. — Class A*	3	884
Ligand Pharmaceuticals, Inc. — Class B*	7	880
ABM Industries, Inc.	24	872
Tenet Healthcare Corp.*	30	865
Glaukos Corp.*	11	862
Healthcare Services Group, Inc.	26	858
Korn Ferry	19	851
WD-40 Co.	5	847
Avis Budget Group, Inc.*	24	837
TriNet Group, Inc.*	14	836
Edgewell Personal Care Co.*	19	834
Adtalem Global Education, Inc.*	18	834
Integer Holdings Corp.*	11	830
Repligen Corp.*	14	827
Zogenix, Inc.*	15	825
Ensign Group, Inc.	16	819
Arena Pharmaceuticals, Inc.*	18	807
Portola Pharmaceuticals, Inc.*,1	23	798
J&J Snack Foods Corp.	5	794
Insmed, Inc.*	27	785
Myriad Genetics, Inc.*	23	764
CONMED Corp.	9	749
Avanos Medical, Inc.*	17	726
Halozyme Therapeutics, Inc.*	45	724
Travelport Worldwide Ltd.	45	708
AMN Healthcare Services, Inc.*	15	706
Medicines Co.*,1	25	699
Acceleron Pharma, Inc.*	14	652
Endo International plc*	80	642
Cimpress N.V.*	8	641
Patterson Companies, Inc.	29	634
Mallinckrodt plc*	29	630
Nevro Corp.*	10	625
MyoKardia, Inc.*	12	624
Aerie Pharmaceuticals, Inc.*	13	618
EVERTEC, Inc.	22	612
Heron Therapeutics, Inc.*	25	611
PTC Therapeutics, Inc.*	16	602
iRhythm Technologies, Inc.*	8	600
Supernus Pharmaceuticals, Inc.*	17	596
Magellan Health, Inc.*	9	593
Enanta Pharmaceuticals, Inc.*	6	573
Inogen, Inc.*	6	572
Arrowhead Pharmaceuticals, Inc.*	31	569
Prestige Consumer Healthcare, Inc.*	19	568
BioTelemetry, Inc.*	9	564
B&G Foods, Inc.[1]	23	562
NeoGenomics, Inc.*	27	552
Select Medical Holdings Corp.*	39	550
Pacira Pharmaceuticals, Inc.*	14	533
Ironwood Pharmaceuticals, Inc. — Class A*	39	528
Quidel Corp.*	8	524
Universal Corp.	9	519
Mirati Therapeutics, Inc.*,1	7	513
Reata Pharmaceuticals, Inc. — Class A*	6	513
Medifast, Inc.	4	510
Emergent BioSolutions, Inc.*	10	505
Calavo Growers, Inc.	6	503
Avalara, Inc.*	9	502
Cardtronics plc — Class A*	14	498
Invitae Corp.*	21	492
Cal-Maine Foods, Inc.	11	491
Genomic Health, Inc.*	7	490

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
STAAR Surgical Co.*	14	$479
Varex Imaging Corp.*	14	474
Medpace Holdings, Inc.*	8	472
Audentes Therapeutics, Inc.*	12	468
Xencor, Inc.*	15	466
REGENXBIO, Inc.*	8	458
ICF International, Inc.	6	457
Inter Parfums, Inc.	6	456
Simply Good Foods Co.*	22	453
Brookdale Senior Living, Inc. — Class A*	67	441
Amneal Pharmaceuticals, Inc.*	31	439
AnaptysBio, Inc.*	6	438
Hostess Brands, Inc.*	35	438
Atara Biotherapeutics, Inc.*	11	437
Cardiovascular Systems, Inc.*	11	425
Clovis Oncology, Inc.*	17	422
US Physical Therapy, Inc.	4	420
USANA Health Sciences, Inc.*	5	419
Sotheby's*	11	415
Corcept Therapeutics, Inc.*	35	411
Matthews International Corp. — Class A	11	406
Laureate Education, Inc. — Class A*	27	404
Vector Group Ltd.	37	399
Career Education Corp.*	24	396
Viad Corp.	7	394
Cambrex Corp.*	10	388
Puma Biotechnology, Inc.*	10	388
MGP Ingredients, Inc.	5	386
Spectrum Pharmaceuticals, Inc.*	36	385
CryoLife, Inc.*	13	379
CareDx, Inc.*	12	378
CBIZ, Inc.*	18	364
Biohaven Pharmaceutical Holding Company Ltd.*	7	360
R1 RCM, Inc.*	37	358
Herc Holdings, Inc.*	9	351
Innoviva, Inc.*	25	351
Hertz Global Holdings, Inc.*	20	347
Luminex Corp.	15	345
Sangamo Therapeutics, Inc.*	36	343
Editas Medicine, Inc.*	14	342
K12, Inc.*	10	341
Orthofix Medical, Inc.*	6	339
Momenta Pharmaceuticals, Inc.*	23	334
Rent-A-Center, Inc.*	16	334
Vanda Pharmaceuticals, Inc.*	18	331
TrueBlue, Inc.*	14	331
Huron Consulting Group, Inc.*	7	331
Central Garden & Pet Co. — Class A*	14	325
Denali Therapeutics, Inc.*	14	325
Andersons, Inc.	10	322
Intersect ENT, Inc.*	10	322
Esperion Therapeutics, Inc.*	8	321
Lantheus Holdings, Inc.*	13	318
ACCO Brands Corp.	37	317
Tactile Systems Technology, Inc.*	6	316
Aimmune Therapeutics, Inc.*	14	313
National Healthcare Corp.	4	304
OPKO Health, Inc.*,1	115	300
Fate Therapeutics, Inc.*	17	299
Fresh Del Monte Produce, Inc.	11	297
AngioDynamics, Inc.*	13	297
Theravance Biopharma, Inc.*	13	295
Pacific Biosciences of California, Inc.*	40	289
Coca-Cola Consolidated, Inc.	1	288
Alder Biopharmaceuticals, Inc.*	21	287
Iovance Biotherapeutics, Inc.*	30	285
Weight Watchers International, Inc.*	14	282
Tivity Health, Inc.*	16	281
Kforce, Inc.	8	281
Radius Health, Inc.*	14	279
Cymabay Therapeutics, Inc.*	21	279
Omeros Corp.*	16	278
Navigant Consulting, Inc.	14	273
Heidrick & Struggles International, Inc.	7	268
Providence Service Corp.*	4	266
Amphastar Pharmaceuticals, Inc.*	13	266
Meridian Bioscience, Inc.	15	264
Apellis Pharmaceuticals, Inc.*	13	254
Axogen, Inc.*	12	253
MacroGenics, Inc.*	14	252
Chefs' Warehouse, Inc.*	8	248
Akebia Therapeutics, Inc.*	30	246
Kelly Services, Inc. — Class A	11	243
Everi Holdings, Inc.*	23	242
SP Plus Corp.*	7	239
Cass Information Systems, Inc.	5	237
OraSure Technologies, Inc.*	21	234
WaVe Life Sciences Ltd.*	6	233
Barrett Business Services, Inc.	3	232
National Beverage Corp.[1]	4	231
Cerus Corp.*	37	231
Tootsie Roll Industries, Inc.	6	230
Guardant Health, Inc.*	3	230
Natus Medical, Inc.*	9	228
John B Sanfilippo & Son, Inc.	3	216
Acorda Therapeutics, Inc.*	16	213
ANI Pharmaceuticals, Inc.*	3	212
SpartanNash Co.	13	206
Intellia Therapeutics, Inc.*	12	205
Retrophin, Inc.*	9	204
Eagle Pharmaceuticals, Inc.*	4	202
CorVel Corp.*	3	196
Intra-Cellular Therapies, Inc.*	16	195
Forrester Research, Inc.	4	193
Quanex Building Products Corp.	12	191
PDL BioPharma, Inc.*	51	190
Accelerate Diagnostics, Inc.*	9	189
Revance Therapeutics, Inc.*	12	189
United Natural Foods, Inc.*	14	185

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Triple-S Management Corp. — Class B*	8	$183
Resources Connection, Inc.	11	182
American Public Education, Inc.*	6	181
Team, Inc.*,1	10	175
Evo Payments, Inc. — Class A*	6	174
Surmodics, Inc.*	4	174
RadNet, Inc.*	14	173
Inspire Medical Systems, Inc.*	3	170
Heska Corp.*	2	170
Prothena Corporation plc*	14	170
ZIOPHARM Oncology, Inc.*	44	169
Phibro Animal Health Corp. — Class A	5	165
Dermira, Inc.*	12	163
Dynavax Technologies Corp.*	22	161
Five Prime Therapeutics, Inc.*	12	161
AtriCure, Inc.*	6	161
Oxford Immunotec Global plc*	9	155
LeMaitre Vascular, Inc.	5	155
AMAG Pharmaceuticals, Inc.*	12	155
Tricida, Inc.*	4	155
National Research Corp. — Class A	4	154
Voyager Therapeutics, Inc.*	8	153
Rosetta Stone, Inc.*	7	153
Antares Pharma, Inc.*	50	152
Collegium Pharmaceutical, Inc.*	10	151
Anika Therapeutics, Inc.*	5	151
Flexion Therapeutics, Inc.*	12	150
GlycoMimetics, Inc.*	12	150
Achillion Pharmaceuticals, Inc.*	49	145
Hackett Group, Inc.	9	142
Akcea Therapeutics, Inc.*,1	5	142
Tejon Ranch Co.*	8	141
CAI International, Inc.*	6	139
Homology Medicines, Inc.*	5	139
Care.com, Inc.*	7	138
Turning Point Brands, Inc.	3	138
Ingles Markets, Inc. — Class A	5	138
Assembly Biosciences, Inc.*	7	138
Rigel Pharmaceuticals, Inc.*	52	134
TherapeuticsMD, Inc.*	27	132
Quad/Graphics, Inc.	11	131
BioCryst Pharmaceuticals, Inc.*	16	130
BrightView Holdings, Inc.*	9	130
Cytokinetics, Inc.*	16	129
Accuray, Inc.*	27	129
ImmunoGen, Inc.*	47	127
Madrigal Pharmaceuticals, Inc.*	1	125
BioSpecifics Technologies Corp.*	2	125
TransEnterix, Inc.*,1	52	124
Rocket Pharmaceuticals, Inc.*	7	123
Weis Markets, Inc.	3	122
RTI Surgical Holdings, Inc.*	20	120
Diplomat Pharmacy, Inc.*	20	116
Akorn, Inc.*	33	116
ShotSpotter, Inc.*	3	116
Allogene Therapeutics, Inc.*	4	116
Community Health Systems, Inc.*	31	116
Emerald Expositions Events, Inc.	9	114
SIGA Technologies, Inc.*	19	114
GenMark Diagnostics, Inc.*	16	113
RR Donnelley & Sons Co.	24	113
Ra Pharmaceuticals, Inc.*	5	112
Corbus Pharmaceuticals Holdings, Inc.*	16	111
Assertio Therapeutics, Inc.*	21	106
Vectrus, Inc.*	4	106
Vericel Corp.*	6	105
Ennis, Inc.	5	104
Stemline Therapeutics, Inc.*	8	103
Central Garden & Pet Co.*	4	102
CRA International, Inc.	2	101
Inovio Pharmaceuticals, Inc.*	27	101
Invacare Corp.	12	100
Dean Foods Co.	33	100
Adverum Biotechnologies, Inc.*	19	100
MediciNova, Inc.*	12	99
Karyopharm Therapeutics, Inc.*	17	99
Arlo Technologies, Inc.*	24	99
Epizyme, Inc.*	8	99
MannKind Corp.*	50	99
Cara Therapeutics, Inc.*	5	98
Athenex, Inc.*	8	98
Rockwell Medical, Inc.*	17	97
Albireo Pharma, Inc.*	3	97
Textainer Group Holdings Ltd.*	10	97
Coherus Biosciences, Inc.*	7	96
Aduro Biotech, Inc.*	23	92
Owens & Minor, Inc.	22	90
OrthoPediatrics Corp.*	2	88
Cutera, Inc.*	5	88
Utah Medical Products, Inc.	1	88
Dicerna Pharmaceuticals, Inc.*	6	88
Arcus Biosciences, Inc.*	7	87
Catalyst Pharmaceuticals, Inc.*	17	87
Minerva Neurosciences, Inc.*	11	86
BioScrip, Inc.*	43	86
Concert Pharmaceuticals, Inc.*	7	85
Cross Country Healthcare, Inc.*	12	84
ChemoCentryx, Inc.*	6	83
Natera, Inc.*	4	82
Village Super Market, Inc. — Class A	3	82
Allakos, Inc.*	2	81
Farmer Brothers Co.*	4	80
Surgery Partners, Inc.*	7	79
LSC Communications, Inc.	12	78
Lexicon Pharmaceuticals, Inc.*	14	78
Avid Bioservices, Inc.*	18	76
Veracyte, Inc.*	3	75
Novavax, Inc.*	136	75
elf Beauty, Inc.*	7	74
Calithera Biosciences, Inc.*	11	74
TG Therapeutics, Inc.*	9	72
I3 Verticals, Inc. — Class A*	3	72
NanoString Technologies, Inc.*	3	72
Pyxus International, Inc.*	3	72

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Sorrento Therapeutics, Inc.*	15	$71
Pulse Biosciences, Inc.*	4	70
22nd Century Group, Inc.*	41	70
Craft Brew Alliance, Inc.*	5	70
Viking Therapeutics, Inc.*,1	7	70
Cellular Biomedicine Group, Inc.*	4	69
Sientra, Inc.*	8	69
ArQule, Inc.*	14	67
Kura Oncology, Inc.*	4	66
Abeona Therapeutics, Inc.*	9	66
Tocagen, Inc.*	6	65
Verastem, Inc.*	22	65
CytomX Therapeutics, Inc.*	6	64
Pieris Pharmaceuticals, Inc.*	19	64
Addus HomeCare Corp.*	1	64
Primo Water Corp.*	4	62
ViewRay, Inc.*	8	59
Paratek Pharmaceuticals, Inc.*	11	59
ChromaDex Corp.*	14	59
Athersys, Inc.*	39	58
Revlon, Inc. — Class A*	3	58
Intrexon Corp.*	11	58
Progenics Pharmaceuticals, Inc.*	12	56
Acacia Research Corp.*	17	55
Syros Pharmaceuticals, Inc.*	6	55
Marinus Pharmaceuticals, Inc.*	13	54
Rubius Therapeutics, Inc.*	3	54
SEACOR Marine Holdings, Inc.*	4	53
Immune Design Corp.*	9	53
CASI Pharmaceuticals, Inc.*	18	52
La Jolla Pharmaceutical Co.*	8	51
Franklin Covey Co.*	2	51
Adamas Pharmaceuticals, Inc.*	7	50
UNITY Biotechnology, Inc.*	6	49
Forty Seven, Inc.*	3	48
PRGX Global, Inc.*	6	48
Lannett Company, Inc.*,1	6	47
Limoneira Co.	2	47
Eidos Therapeutics, Inc.*	2	47
Eloxx Pharmaceuticals, Inc.*	4	47
Arbutus Biopharma Corp.*	13	47
Cue Biopharma, Inc.*	6	46
Replimune Group, Inc.*	3	46
Odonate Therapeutics, Inc.*	2	44
Enzo Biochem, Inc.*	16	44
Tyme Technologies, Inc.*	24	42
Insys Therapeutics, Inc.*	9	42
Geron Corp.*	25	41
FONAR Corp.*	2	41
Bellicum Pharmaceuticals, Inc.*	12	40
Aeglea BioTherapeutics, Inc.*	5	40
Palatin Technologies, Inc.*	41	40
Natural Health Trends Corp.	3	39
Agenus, Inc.*	13	39
Carriage Services, Inc. — Class A	2	39
Synlogic, Inc.*	5	38
CytoSorbents Corp.*	5	38
Scholar Rock Holding Corp.*	2	38
Jounce Therapeutics, Inc.*	6	37
Willdan Group, Inc.*	1	37
Kadmon Holdings, Inc.*	14	37
Solid Biosciences, Inc.*	4	37
Kindred Biosciences, Inc.*	4	37
Kiniksa Pharmaceuticals Ltd. — Class A*	2	36
Capital Senior Living Corp.*	9	36
Dova Pharmaceuticals, Inc.*	4	36
Smart & Final Stores, Inc.*	7	35
Durect Corp.*	55	34
Seres Therapeutics, Inc.*	5	34
Celsius Holdings, Inc.*	8	34
Chimerix, Inc.*	16	34
G1 Therapeutics, Inc.*	2	33
Nuvectra Corp.*	3	33
Catalyst Biosciences, Inc.*	4	32
BioTime, Inc.*	24	31
American Renal Associates Holdings, Inc.*	5	31
Neuronetics, Inc.*	2	30
Harvard Bioscience, Inc.*	7	30
SeaSpine Holdings Corp.*	2	30
Arvinas, Inc.*	2	30
Savara, Inc.*	4	29
Recro Pharma, Inc.*	5	29
Cadiz, Inc.*	3	29
iRadimed Corp.*	1	28
Allena Pharmaceuticals, Inc.*	4	28
Nature's Sunshine Products, Inc.*	3	28
Rhythm Pharmaceuticals, Inc.*	1	27
Alico, Inc.	1	27
Senseonics Holdings, Inc.*	11	27
Syndax Pharmaceuticals, Inc.*	5	26
Y-mAbs Therapeutics, Inc.*	1	26
PFSweb, Inc.*	5	26
Quanterix Corp.*	1	26
Aratana Therapeutics, Inc.*	7	25
Miragen Therapeutics, Inc.*	9	25
ServiceSource International, Inc.*	27	25
Pfenex, Inc.*	4	25
Seneca Foods Corp. — Class A*	1	25
Aclaris Therapeutics, Inc.*	4	24
Axonics Modulation Technologies, Inc.*	1	24
Natural Grocers by Vitamin Cottage, Inc.*	2	24
Deciphera Pharmaceuticals, Inc.*	1	23
Crinetics Pharmaceuticals, Inc.*	1	23
Evolus, Inc.*	1	23
MoneyGram International, Inc.*	11	22
Avrobio, Inc.*	1	22
Celcuity, Inc.*	1	22
BG Staffing, Inc.	1	22
Mersana Therapeutics, Inc.*	4	21
Spring Bank Pharmaceuticals, Inc.*	2	21
Optinose, Inc.*,1	2	21
Mustang Bio, Inc.*	6	20

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Corvus Pharmaceuticals, Inc.*	5	$20
Nymox Pharmaceutical Corp.*	10	20
NewLink Genetics Corp.*	10	19
ADMA Biologics, Inc.*	5	19
SI-BONE, Inc.*	1	19
Information Services Group, Inc.*	5	19
Apollo Medical Holdings, Inc.*	1	18
Aldeyra Therapeutics, Inc.*	2	18
Idera Pharmaceuticals, Inc.*	7	18
Kezar Life Sciences, Inc.*	1	18
CTI BioPharma Corp.*	18	17
Genesis Healthcare, Inc.*	12	17
Ardelyx, Inc.*	6	17
Teligent, Inc.*	14	16
Aptinyx, Inc.*	4	16
Tetraphase Pharmaceuticals, Inc.*	12	16
Ocular Therapeutix, Inc.*	4	16
Organovo Holdings, Inc.*	16	16
NantKwest, Inc.*	10	16
Fennec Pharmaceuticals, Inc.*	3	15
Selecta Biosciences, Inc.*	6	14
Sienna Biopharmaceuticals, Inc.*	6	14
Clearside Biomedical, Inc.*	10	14
Helius Medical Technologies, Inc.*	2	13
Gritstone Oncology, Inc.*	1	13
Endologix, Inc.*	2	13
Neos Therapeutics, Inc.*	5	13
Spero Therapeutics, Inc.*	1	13
AVEO Pharmaceuticals, Inc.*	15	12
Liquidia Technologies, Inc.*	1	11
Quorum Health Corp.*	8	11
Zafgen, Inc.*	4	11
PolarityTE, Inc.*	1	11
T2 Biosystems, Inc.*	4	11
Xeris Pharmaceuticals, Inc.*	1	10
Cohbar, Inc.*	3	10
Kala Pharmaceuticals, Inc.*	1	8
Evelo Biosciences, Inc.*	1	8
Menlo Therapeutics, Inc.*	1	8
AAC Holdings, Inc.*	4	7
Ampio Pharmaceuticals, Inc.*	13	7
Fortress Biotech, Inc.*	4	7
Ovid therapeutics, Inc.*	4	7
resTORbio, Inc.*	1	7
Molecular Templates, Inc.*	1	6
Proteostasis Therapeutics, Inc.*	4	5
Achaogen, Inc.*	11	5
AgeX Therapeutics, Inc.*	1	4
Innovate Biopharmaceuticals, Inc.*	2	4
Zomedica Pharmaceuticals Corp.*	7	2
Vital Therapies, Inc.*	11	2
Total Consumer, Non-cyclical		144,023
Industrial - 1.4%
Woodward, Inc.	18	1,708
SYNNEX Corp.	14	1,335
EMCOR Group, Inc.	18	1,316
MSA Safety, Inc.	12	1,241
Tech Data Corp.*	12	1,229
Trex Company, Inc.*	19	1,169
Tetra Tech, Inc.	18	1,073
Kennametal, Inc.	29	1,066
Louisiana-Pacific Corp.	43	1,048
Exponent, Inc.	18	1,039
Axon Enterprise, Inc.*	19	1,034
Generac Holdings, Inc.*	20	1,025
RBC Bearings, Inc.*	8	1,017
John Bean Technologies Corp.	11	1,011
Chart Industries, Inc.*	11	996
GATX Corp.	13	993
EnerSys	15	977
MasTec, Inc.*	20	962
Moog, Inc. — Class A	11	956
KBR, Inc.	50	955
Proto Labs, Inc.*	9	946
Novanta, Inc.*	11	932
Rexnord Corp.*	37	930
Hillenbrand, Inc.	22	914
Simpson Manufacturing Company, Inc.	15	889
Barnes Group, Inc.	17	874
Franklin Electric Company, Inc.	17	868
Vishay Intertechnology, Inc.	47	868
Aerojet Rocketdyne Holdings, Inc.*	24	853
TopBuild Corp.*	13	843
Applied Industrial Technologies, Inc.	14	833
Watts Water Technologies, Inc. — Class A	10	808
Belden, Inc.	14	752
Advanced Disposal Services, Inc.*	26	728
Covanta Holding Corp.	42	727
Golar LNG Ltd.	34	717
Albany International Corp. — Class A	10	716
AAON, Inc.	15	693
Sanmina Corp.*	24	692
Granite Construction, Inc.	16	690
Comfort Systems USA, Inc.	13	681
Fabrinet*	13	681
Trinseo S.A.	15	679
Plexus Corp.*	11	670
Brady Corp. — Class A	14	650
Forward Air Corp.	10	647
Advanced Energy Industries, Inc.*	13	646
Summit Materials, Inc. — Class A*	40	635
II-VI, Inc.*	17	633
Universal Forest Products, Inc.	21	628
Mueller Industries, Inc.	20	627
ESCO Technologies, Inc.	9	603
Harsco Corp.*	29	585
Kaman Corp.	10	584
Alarm.com Holdings, Inc.*	9	584

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Industrial - 1.4% (continued)
Werner Enterprises, Inc.	17	$581
Itron, Inc.*	12	560
Worthington Industries, Inc.	15	560
Badger Meter, Inc.	10	556
Mueller Water Products, Inc. — Class A	55	552
Saia, Inc.*	9	550
Aerovironment, Inc.*	8	547
Knowles Corp.*	31	547
Federal Signal Corp.	21	546
Matson, Inc.	15	541
Actuant Corp. — Class A	22	536
Builders FirstSource, Inc.*	40	534
OSI Systems, Inc.*	6	526
SPX Corp.*	15	522
Dycom Industries, Inc.*	11	505
Raven Industries, Inc.	13	499
Casella Waste Systems, Inc. — Class A*	14	498
Hub Group, Inc. — Class A*	12	490
Kratos Defense & Security Solutions, Inc.*	31	485
Air Transport Services Group, Inc.*	21	484
TriMas Corp.*	16	484
SPX FLOW, Inc.*	15	478
EnPro Industries, Inc.	7	451
Masonite International Corp.*	9	449
US Ecology, Inc.	8	448
Gibraltar Industries, Inc.*	11	447
JELD-WEN Holding, Inc.*	24	424
Sun Hydraulics Corp.	9	419
American Woodmark Corp.*	5	413
Atlas Air Worldwide Holdings, Inc.*	8	405
Encore Wire Corp.	7	401
TTM Technologies, Inc.*	34	399
Benchmark Electronics, Inc.	15	394
Cactus, Inc. — Class A*	11	392
Ambarella, Inc.*	9	389
Lindsay Corp.	4	387
Apogee Enterprises, Inc.	10	375
Boise Cascade Co.	14	375
Tennant Co.	6	372
Greif, Inc. — Class A	9	371
AZZ, Inc.	9	368
Standex International Corp.	5	367
Patrick Industries, Inc.*	8	362
Ship Finance International Ltd.	29	358
Greenbrier Companies, Inc.	11	355
Kadant, Inc.	4	352
CSW Industrials, Inc.*	6	344
Evoqua Water Technologies Corp.*	27	340
KEMET Corp.	20	339
Advanced Drainage Systems, Inc.	13	335
Heartland Express, Inc.	17	328
Triumph Group, Inc.	17	324
Continental Building Products, Inc.*	13	322
Fitbit, Inc. — Class A*	54	320
Sturm Ruger & Company, Inc.	6	318
Primoris Services Corp.	15	310
Astec Industries, Inc.	8	302
Atkore International Group, Inc.*	14	301
Alamo Group, Inc.	3	300
AAR Corp.	9	293
Stoneridge, Inc.*	10	289
Milacron Holdings Corp.*	25	283
Chase Corp.	3	278
ArcBest Corp.	9	277
Global Brass & Copper Holdings, Inc.	8	275
SEACOR Holdings, Inc.*	6	254
Argan, Inc.	5	250
Marten Transport Ltd.	14	250
Multi-Color Corp.	5	250
Hyster-Yale Materials Handling, Inc.	4	249
US Concrete, Inc.*	6	248
Echo Global Logistics, Inc.*	10	248
GasLog Ltd.	14	244
Columbus McKinnon Corp.	7	240
Scorpio Tankers, Inc.	12	238
DXP Enterprises, Inc.*	6	233
Tidewater, Inc.*	10	232
Mesa Laboratories, Inc.	1	230
Astronics Corp.*	7	229
Tutor Perini Corp.*	13	223
PGT Innovations, Inc.*	16	222
FARO Technologies, Inc.*	5	220
National Presto Industries, Inc.[1]	2	217
Manitowoc Company, Inc.*	13	213
MYR Group, Inc.*	6	208
Gorman-Rupp Co.	6	204
NVE Corp.	2	196
CIRCOR International, Inc.*	6	196
Aegion Corp. — Class A*	11	193
Vicor Corp.*	6	186
Comtech Telecommunications Corp.	8	186
Ichor Holdings Ltd.*,1	8	181
Great Lakes Dredge & Dock Corp.*	20	178
American Outdoor Brands Corp.*	19	177
Briggs & Stratton Corp.	15	177
GoPro, Inc. — Class A*	27	175
Frontline Ltd.*	27	174
Ducommun, Inc.*	4	174
Wesco Aircraft Holdings, Inc.*	19	167
Control4 Corp.*	9	152
TimkenSteel Corp.*	14	152
Tredegar Corp.	9	145
SunPower Corp. — Class A*	22	143
Lydall, Inc.*	6	141
Kimball Electronics, Inc.*	9	139
DHT Holdings, Inc.	31	138
International Seaways, Inc.*	8	137
Vishay Precision Group, Inc.*	4	137

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Industrial - 1.4% (continued)
Haynes International, Inc.	4	$131
Digimarc Corp.*	4	126
Insteel Industries, Inc.	6	125
Sterling Construction Company, Inc.*	10	125
Fluidigm Corp.*	9	120
Energy Recovery, Inc.*	13	113
nLight, Inc.*	5	111
Park Electrochemical Corp.	7	110
Heritage-Crystal Clean, Inc.*	4	110
Caesarstone Ltd.	7	109
Armstrong Flooring, Inc.*	8	109
Nordic American Tankers Ltd.	50	101
Greif, Inc. — Class B	2	98
VSE Corp.	3	95
Teekay Corp.	24	94
NCI Building Systems, Inc.*	15	92
CryoPort, Inc.*	7	90
Costamare, Inc.	17	88
Applied Optoelectronics, Inc.*,1	7	85
Napco Security Technologies, Inc.*	4	83
ZAGG, Inc.*	9	82
Scorpio Bulkers, Inc.	21	81
Powell Industries, Inc.	3	80
Eagle Bulk Shipping, Inc.*	17	79
AquaVenture Holdings Ltd.*	4	77
Daseke, Inc.*	15	76
Covenant Transportation Group, Inc. — Class A*	4	76
Bel Fuse, Inc. — Class B	3	76
Omega Flex, Inc.	1	76
Griffon Corp.	4	74
YRC Worldwide, Inc.*	11	74
CECO Environmental Corp.*	10	72
Northwest Pipe Co.*	3	72
Mistras Group, Inc.*	5	69
Allied Motion Technologies, Inc.	2	69
Myers Industries, Inc.	4	68
Park-Ohio Holdings Corp.	2	65
Radiant Logistics, Inc.*	10	63
Lawson Products, Inc.*	2	63
NV5 Global, Inc.*	1	59
Pure Cycle Corp.*	6	59
Universal Logistics Holdings, Inc.	3	59
Graham Corp.	3	59
LB Foster Co. — Class A*	3	56
Ardmore Shipping Corp.*	9	56
Eastern Co.	2	55
IES Holdings, Inc.*	3	53
Teekay Tankers Ltd. — Class A*	53	51
Ryerson Holding Corp.*	6	51
Dorian LPG Ltd.*	8	51
Energous Corp.*	8	51
LSB Industries, Inc.*	8	50
PAM Transportation Services, Inc.*	1	49
GP Strategies Corp.*	4	48
Olympic Steel, Inc.	3	48
US Xpress Enterprises, Inc. — Class A*	7	46
Overseas Shipholding Group, Inc. — Class A*	20	46
Synalloy Corp.	3	45
WillScot Corp.*	4	44
USA Truck, Inc.*	3	43
Willis Lease Finance Corp.*	1	42
Hurco Companies, Inc.	1	40
SMART Global Holdings, Inc.*	2	38
UFP Technologies, Inc.*	1	37
Turtle Beach Corp.*	3	34
Infrastructure and Energy Alternatives, Inc.*	6	32
NN, Inc.	4	30
Forterra, Inc.*	6	25
Gencor Industries, Inc.*	2	25
FreightCar America, Inc.*	4	25
Orion Group Holdings, Inc.*	8	23
Iteris, Inc.*	5	21
Safe Bulkers, Inc.*	13	19
Eastman Kodak Co.*	6	18
Twin Disc, Inc.*	1	17
NL Industries, Inc.*	3	12
General Finance Corp.*	1	9
Genco Shipping & Trading Ltd.*	1	8
Babcock & Wilcox Enterprises, Inc.*	11	5
Total Industrial		88,480
Consumer, Cyclical - 1.3%
Five Below, Inc.*	18	2,236
Planet Fitness, Inc. — Class A*	29	1,993
Texas Roadhouse, Inc. — Class A	22	1,368
Ollie's Bargain Outlet Holdings, Inc.*	16	1,365
Deckers Outdoor Corp.*	9	1,323
Spirit Airlines, Inc.*	23	1,216
Marriott Vacations Worldwide Corp.	13	1,215
FirstCash, Inc.	14	1,211
American Eagle Outfitters, Inc.	53	1,175
BJ's Wholesale Club Holdings, Inc.*	42	1,151
Churchill Downs, Inc.	12	1,083
Wolverine World Wide, Inc.	30	1,072
Steven Madden Ltd.	31	1,049
Eldorado Resorts, Inc.*	22	1,027
SkyWest, Inc.	18	977
Cracker Barrel Old Country Store, Inc.	6	970
iRobot Corp.*,1	8	941
Dana, Inc.	52	923
Fox Factory Holding Corp.*	13	908
Bed Bath & Beyond, Inc.	48	815
Belmond Ltd. — Class A*	32	798
Boyd Gaming Corp.	29	793
Dorman Products, Inc.*	9	793
Sally Beauty Holdings, Inc.*	43	792
Beacon Roofing Supply, Inc.*	24	772
UniFirst Corp.	5	767

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.3% (continued)
Wingstop, Inc.	10	$760
KB Home	31	749
Lithia Motors, Inc. — Class A	8	742
Herman Miller, Inc.	21	739
Cheesecake Factory, Inc.	15	734
Office Depot, Inc.	195	708
Dave & Buster's Entertainment, Inc.	14	698
Carvana Co.*,1	12	697
World Fuel Services Corp.	24	693
LCI Industries	9	691
Taylor Morrison Home Corp. — Class A*	38	674
Abercrombie & Fitch Co. — Class A	24	658
Altra Industrial Motion Corp.	21	652
Jack in the Box, Inc.	8	648
Red Rock Resorts, Inc. — Class A	25	646
G-III Apparel Group Ltd.*	16	639
SiteOne Landscape Supply, Inc.*	11	629
Meritage Homes Corp.*	14	626
Penn National Gaming, Inc.*	31	623
Anixter International, Inc.*	11	617
Bloomin' Brands, Inc.	30	613
Cannae Holdings, Inc.*	25	606
Core-Mark Holding Company, Inc.	16	594
Meritor, Inc.*	29	590
Children's Place, Inc.	6	584
Navistar International Corp.*	18	581
HNI Corp.	16	581
American Axle & Manufacturing Holdings, Inc.*	40	572
TRI Pointe Group, Inc.*	45	569
Crocs, Inc.*	22	566
La-Z-Boy, Inc.	17	561
Triton International Ltd.	18	560
Designer Brands, Inc. — Class A*	25	555
Dine Brands Global, Inc.	6	548
Mobile Mini, Inc.	16	543
Callaway Golf Co.	34	541
Cooper Tire & Rubber Co.	18	538
Brinker International, Inc.	12	532
Shake Shack, Inc. — Class A*	9	532
Big Lots, Inc.	14	532
Allegiant Travel Co. — Class A	4	518
SeaWorld Entertainment, Inc.*	20	515
MDC Holdings, Inc.	17	494
PriceSmart, Inc.	8	471
Sleep Number Corp.*	10	470
Rush Enterprises, Inc. — Class A	11	460
Group 1 Automotive, Inc.	7	453
Oxford Industries, Inc.	6	452
Hawaiian Holdings, Inc.	17	446
Steelcase, Inc. — Class A	30	436
Signet Jewelers Ltd.	16	434
IMAX Corp.*	19	431
BMC Stock Holdings, Inc.*	24	424
Papa John's International, Inc.	8	424
LGI Homes, Inc.*	7	422
Asbury Automotive Group, Inc.*	6	416
RH*	4	412
Guess?, Inc.	21	412
Gentherm, Inc.*	11	405
Denny's Corp.*	22	404
Tenneco, Inc. — Class A	18	399
Standard Motor Products, Inc.	8	393
International Speedway Corp. — Class A	9	393
Installed Building Products, Inc.*	8	388
Tupperware Brands Corp.	15	384
Freshpet, Inc.*	9	381
National Vision Holdings, Inc.*	12	377
Methode Electronics, Inc.	13	374
Caleres, Inc.	15	370
Liberty TripAdvisor Holdings, Inc. — Class A*	26	369
GameStop Corp. — Class A1	36	366
Cavco Industries, Inc.*	3	353
Scientific Games Corp. — Class A*	17	347
Winnebago Industries, Inc.	11	343
BJ's Restaurants, Inc.	7	331
ScanSource, Inc.*	9	322
Interface, Inc. — Class A	21	322
Knoll, Inc.	17	321
Douglas Dynamics, Inc.	8	305
Dillard's, Inc. — Class A1	4	288
AMC Entertainment Holdings, Inc. — Class A	19	282
Cooper-Standard Holdings, Inc.*	6	282
Acushnet Holdings Corp.	12	278
Malibu Boats, Inc. — Class A*	7	277
H&E Equipment Services, Inc.	11	276
Wabash National Corp.	20	271
M/I Homes, Inc.*	10	266
Ruth's Hospitality Group, Inc.	10	256
Modine Manufacturing Co.*	18	250
Marcus Corp.	6	240
Rite Aid Corp.*	376	239
Regis Corp.*	12	236
Genesco, Inc.*	5	228
Fossil Group, Inc.*	16	220
Movado Group, Inc.	6	218
Century Communities, Inc.*	9	216
St. Joe Co.*	12	198
Hudson Ltd. — Class A*	14	192
Skyline Champion Corp.	10	190
Winmark Corp.	1	189
Chico's FAS, Inc.	44	188
Buckle, Inc.[1]	10	187
Universal Electronics, Inc.*	5	186
Kimball International, Inc. — Class B	13	184
America's Car-Mart, Inc.*	2	183
GMS, Inc.*	12	181
At Home Group, Inc.*	10	179
Boot Barn Holdings, Inc.*	6	177
Monarch Casino & Resort, Inc.*	4	176
Ethan Allen Interiors, Inc.	9	172

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.3% (continued)
William Lyon Homes — Class A*	11	$169
EZCORP, Inc. — Class A*	18	168
Camping World Holdings, Inc. — Class A1	12	167
J.C. Penney Company, Inc.*,1	112	167
Vista Outdoor, Inc.*	20	160
Conn's, Inc.*	7	160
Hibbett Sports, Inc.*	7	160
PetMed Express, Inc.[1]	7	159
MasterCraft Boat Holdings, Inc.*	7	158
Haverty Furniture Companies, Inc.	7	153
Party City Holdco, Inc.*	19	151
Zumiez, Inc.*	6	149
PC Connection, Inc.	4	147
Red Robin Gourmet Burgers, Inc.*	5	144
Johnson Outdoors, Inc. — Class A	2	143
Tailored Brands, Inc.[1]	18	141
Chuy's Holdings, Inc.*	6	137
BBX Capital Corp.	23	136
Shoe Carnival, Inc.	4	136
MarineMax, Inc.*	7	134
Sonic Automotive, Inc. — Class A	9	133
Motorcar Parts of America, Inc.*	7	132
Beazer Homes USA, Inc.*	11	127
Tower International, Inc.	6	126
PetIQ, Inc.*	4	126
Lindblad Expeditions Holdings, Inc.*	8	122
YETI Holdings, Inc.*,1	4	121
Cato Corp. — Class A	8	120
Unifi, Inc.*	6	116
Hooker Furniture Corp.	4	115
Express, Inc.*	26	111
Del Taco Restaurants, Inc.*	11	111
Carrols Restaurant Group, Inc.*	11	110
REV Group, Inc.	10	110
Titan Machinery, Inc.*	7	109
Barnes & Noble, Inc.	20	109
Titan International, Inc.	18	107
Vera Bradley, Inc.*	8	106
Spartan Motors, Inc.	12	106
Veritiv Corp.*	4	105
Fiesta Restaurant Group, Inc.*	8	105
El Pollo Loco Holdings, Inc.*	8	104
Lumber Liquidators Holdings, Inc.*,1	10	101
Drive Shack, Inc.*	22	99
Reading International, Inc. — Class A*	6	96
Miller Industries, Inc.	3	93
Century Casinos, Inc.*	10	91
Systemax, Inc.	4	91
Clarus Corp.	7	90
Funko, Inc. — Class A*	4	87
Golden Entertainment, Inc.*	6	85
Blue Bird Corp.*	5	85
Commercial Vehicle Group, Inc.*	11	84
Rush Enterprises, Inc. — Class B	2	83
Daktronics, Inc.	11	82
BlueLinx Holdings, Inc.*	3	80
GNC Holdings, Inc. — Class A*	29	79
Citi Trends, Inc.	4	77
Culp, Inc.	4	77
Tile Shop Holdings, Inc.	13	74
Duluth Holdings, Inc. — Class B*	3	71
Flexsteel Industries, Inc.	3	70
RCI Hospitality Holdings, Inc.	3	69
Potbelly Corp.*	8	68
Ascena Retail Group, Inc.*	63	68
Bassett Furniture Industries, Inc.	4	66
Weyco Group, Inc.	2	62
Sonos, Inc.*	6	62
Green Brick Partners, Inc.*	7	61
Nautilus, Inc.*	11	61
Barnes & Noble Education, Inc.*	14	59
Speedway Motorsports, Inc.	4	58
Habit Restaurants, Inc. — Class A*	5	54
Sportsman's Warehouse Holdings, Inc.*	11	53
Container Store Group, Inc.*	6	53
Foundation Building Materials, Inc.*	5	49
J Alexander's Holdings, Inc.*	5	49
Red Lion Hotels Corp.*	6	48
Rocky Brands, Inc.	2	48
Escalade, Inc.	4	45
Bluegreen Vacations Corp.	3	45
Hamilton Beach Brands Holding Co. — Class A	2	43
Superior Industries International, Inc.	9	43
Kirkland's, Inc.*	6	42
Marine Products Corp.	3	40
Manitex International, Inc.*	5	38
Lifetime Brands, Inc.	4	38
Gaia, Inc.*	4	37
Eros International plc*	4	37
Tilly's, Inc. — Class A	3	33
Superior Group of Companies, Inc.	2	33
J. Jill, Inc.[1]	6	33
Lovesac Co.*	1	28
Del Frisco's Restaurant Group, Inc.*	4	26
RTW RetailWinds, Inc.*	10	24
Town Sports International Holdings, Inc.*	5	24
Big 5 Sporting Goods Corp.	7	22
Hovnanian Enterprises, Inc. — Class A*	2	19
Castle Brands, Inc.*	22	15
Pier 1 Imports, Inc.*	20	15
New Home Company, Inc.*	3	14
Noodles & Co.*	2	14
Empire Resorts, Inc.*	1	10
Mesa Air Group, Inc.*	1	8

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Consumer, Cyclical - 1.3% (continued)
Francesca's Holdings Corp.*	12	$8
Total Consumer, Cyclical		85,283
Technology - 1.1%
HubSpot, Inc.*	12	1,995
Integrated Device Technology, Inc.*	39	1,911
Cree, Inc.*	32	1,831
Entegris, Inc.	47	1,677
Coupa Software, Inc.*	18	1,638
New Relic, Inc.*	15	1,480
CACI International, Inc. — Class A*	8	1,456
MAXIMUS, Inc.	20	1,420
Medidata Solutions, Inc.*	19	1,392
Blackbaud, Inc.	17	1,355
Science Applications International Corp.	17	1,308
j2 Global, Inc.	15	1,299
ACI Worldwide, Inc.*	38	1,249
Lumentum Holdings, Inc.*	22	1,244
Silicon Laboratories, Inc.*	15	1,213
Semtech Corp.*	23	1,171
Verint Systems, Inc.*	19	1,137
Five9, Inc.*	20	1,057
Omnicell, Inc.*	13	1,051
Cornerstone OnDemand, Inc.*	19	1,041
Perspecta, Inc.	51	1,031
Cabot Microelectronics Corp.	9	1,008
Envestnet, Inc.*	15	981
Mercury Systems, Inc.*	15	961
Box, Inc. — Class A*	44	850
Alteryx, Inc. — Class A*	10	839
Qualys, Inc.*	10	827
Cirrus Logic, Inc.*	18	757
Brooks Automation, Inc.	25	733
Cloudera, Inc.*	66	722
ExlService Holdings, Inc.*	12	720
Insight Enterprises, Inc.*	13	716
Progress Software Corp.	16	710
Bottomline Technologies DE, Inc.*	14	701
Inphi Corp.*	16	700
Power Integrations, Inc.	10	699
Everbridge, Inc.*	9	675
NetScout Systems, Inc.*	24	674
CommVault Systems, Inc.*	10	647
Avaya Holdings Corp.*	37	623
Varonis Systems, Inc.*	10	596
Allscripts Healthcare Solutions, Inc.*	62	591
SailPoint Technologies Holding, Inc.*	19	546
Virtusa Corp.*	10	535
SPS Commerce, Inc.*	5	530
Instructure, Inc.*	11	518
CSG Systems International, Inc.	12	508
Cubic Corp.	9	506
Rapid7, Inc.*	10	506
Lattice Semiconductor Corp.*	42	501
ManTech International Corp. — Class A	9	486
Diodes, Inc.*	14	486
Synaptics, Inc.*	12	477
Pitney Bowes, Inc.	67	460
MaxLinear, Inc. — Class A*	18	460
Benefitfocus, Inc.*	9	446
Ebix, Inc.[1]	9	444
MicroStrategy, Inc. — Class A*	3	433
Electronics for Imaging, Inc.*,1	16	430
Stratasys Ltd.*	18	429
3D Systems Corp.*	39	420
FormFactor, Inc.*	26	418
Yext, Inc.*	19	415
TiVo Corp.	43	401
Rambus, Inc.*	38	397
Sykes Enterprises, Inc.*	14	396
LivePerson, Inc.*	13	377
Xperi Corp.	16	374
Blackline, Inc.*	8	371
Cray, Inc.*	14	365
Glu Mobile, Inc.*	33	361
Workiva, Inc.*	7	355
CTS Corp.	12	353
MTS Systems Corp.	6	327
Amkor Technology, Inc.*	37	316
Inovalon Holdings, Inc. — Class A*	25	311
Evolent Health, Inc. — Class A*	24	302
Diebold Nixdorf, Inc.*	27	299
Monotype Imaging Holdings, Inc.	15	298
AVX Corp.	17	295
ForeScout Technologies, Inc.*	7	293
Tabula Rasa HealthCare, Inc.*	5	282
MACOM Technology Solutions Holdings, Inc.*	16	267
Cision Ltd.*	19	262
Altair Engineering, Inc. — Class A*	7	258
Upland Software, Inc.*	6	254
NextGen Healthcare, Inc.*	15	252
Rudolph Technologies, Inc.*	11	251
Nanometrics, Inc.*	8	247
Appfolio, Inc. — Class A*	3	238
Photronics, Inc.*	24	227
Vocera Communications, Inc.*	7	221
Axcelis Technologies, Inc.*	11	221
CEVA, Inc.*	8	216
OneSpan, Inc.*	11	211
Unisys Corp.*	18	210
Cohu, Inc.	13	192
Veeco Instruments, Inc.*	17	184
TTEC Holdings, Inc.	5	181
Donnelley Financial Solutions, Inc.*	12	179
PROS Holdings, Inc.*	4	169
PlayAGS, Inc.*	7	168
Carbonite, Inc.*	6	149
Ultra Clean Holdings, Inc.*	14	145
KeyW Holding Corp.*	16	138
Mitek Systems, Inc.*	11	135
QAD, Inc. — Class A	3	129

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Technology - 1.1% (continued)
Agilysys, Inc.*	6	$127
Tenable Holdings, Inc.*	4	127
PDF Solutions, Inc.*	10	123
Model N, Inc.*	7	123
Computer Programs & Systems, Inc.	4	119
Carbon Black, Inc.*	8	112
Impinj, Inc.*	6	101
PAR Technology Corp.*	4	98
Castlight Health, Inc. — Class B*	23	86
Simulations Plus, Inc.	4	84
American Software, Inc. — Class A	7	84
Domo, Inc. — Class B*	2	81
Alpha & Omega Semiconductor Ltd.*	7	81
Immersion Corp.*	9	76
Avid Technology, Inc.*	10	74
SVMK, Inc.*	4	73
Amber Road, Inc.*	8	69
Telenav, Inc.*	11	67
Aquantia Corp.*	7	63
eGain Corp.*	6	63
MobileIron, Inc.*	11	60
Presidio, Inc.	4	59
Exela Technologies, Inc.*	17	57
SecureWorks Corp. — Class A*	3	55
InnerWorkings, Inc.*	15	54
AXT, Inc.*	12	53
Brightcove, Inc.*	5	42
USA Technologies, Inc.*,1	8	33
Park City Group, Inc.*	4	32
ACM Research, Inc. — Class A*	2	31
Kopin Corp.*	21	28
Maxwell Technologies, Inc.*	6	27
Vuzix Corp.*	8	24
Adesto Technologies Corp.*	3	18
Remark Holdings, Inc.*	7	13
Majesco*	1	7
NantHealth, Inc.*	7	6
Asure Software, Inc.*	1	6
Veritone, Inc.*	1	5
Rimini Street, Inc.*	1	5
Total Technology		68,663
Communications - 0.7%
Etsy, Inc.*	38	2,554
Trade Desk, Inc. — Class A*	11	2,178
Ciena Corp.*	46	1,718
Nexstar Media Group, Inc. — Class A	15	1,626
Zscaler, Inc.*	20	1,419
New York Times Co. — Class A	43	1,412
ViaSat, Inc.*	18	1,395
World Wrestling Entertainment, Inc. — Class A	15	1,302
TEGNA, Inc.	77	1,086
Viavi Solutions, Inc.*	81	1,003
Yelp, Inc. — Class A*	29	1,001
Roku, Inc.*	15	968
Finisar Corp.*	40	927
Iridium Communications, Inc.*	34	899
Sinclair Broadcast Group, Inc. — Class A	22	847
Cogent Communications Holdings, Inc.	15	814
Liberty Expedia Holdings, Inc. — Class A*	19	813
Liberty Latin America Ltd. — Class C*	41	797
Vonage Holdings Corp.*	79	793
InterDigital, Inc.	12	792
Meredith Corp.	14	774
Shenandoah Telecommunications Co.	17	754
Cargurus, Inc.*	18	721
Q2 Holdings, Inc.*	9	623
Gray Television, Inc.*	29	619
Acacia Communications, Inc.*	10	573
Cars.com, Inc.*	25	570
Plantronics, Inc.	12	553
GTT Communications, Inc.*,1	15	521
Groupon, Inc. — Class A*	139	493
Stamps.com, Inc.*	6	488
MSG Networks, Inc. — Class A*	21	457
8x8, Inc.*	22	444
ePlus, Inc.*	5	443
Gannett Company, Inc.	40	422
Shutterfly, Inc.*	10	406
NIC, Inc.	23	393
NETGEAR, Inc.*	11	364
Liberty Media Corporation-Liberty Braves — Class C*	13	361
Scholastic Corp.	9	358
Boingo Wireless, Inc.*	15	349
EW Scripps Co. — Class A	16	336
Perficient, Inc.*	12	329
Shutterstock, Inc.	7	326
Liberty Latin America Ltd. — Class A*	16	309
Quotient Technology, Inc.*	28	276
Consolidated Communications Holdings, Inc.	25	273
Intelsat S.A.*,1	17	266
Houghton Mifflin Harcourt Co.*	36	262
HealthStream, Inc.*	9	253
Tucows, Inc. — Class A*	3	244
Entercom Communications Corp. — Class A	46	241
ADTRAN, Inc.	17	233
ATN International, Inc.	4	226
New Media Investment Group, Inc.	21	221
Extreme Networks, Inc.*	29	217
Infinera Corp.*	50	217
National CineMedia, Inc.	28	197
Quantenna Communications, Inc.*	8	195
TrueCar, Inc.*	29	193
1-800-Flowers.com, Inc. — Class A*	10	182
Endurance International Group Holdings, Inc.*	25	181

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Communications - 0.7% (continued)
ORBCOMM, Inc.*	26	$176
QuinStreet, Inc.*	13	174
Harmonic, Inc.*	30	163
CalAmp Corp.*	12	151
Loral Space & Communications, Inc.*	4	144
Cincinnati Bell, Inc.*	15	143
Zix Corp.*	19	131
Digi International, Inc.*	10	127
Meet Group, Inc.*	25	126
Anaplan, Inc.*	3	118
TechTarget, Inc.*	7	114
Limelight Networks, Inc.*	35	113
Liberty Media Corporation-Liberty Braves — Class A*	4	112
ChannelAdvisor Corp.*	9	110
pdvWireless, Inc.*	3	105
Telaria, Inc.*	16	101
WideOpenWest, Inc.*	11	100
Central European Media Enterprises Ltd. — Class A*	24	95
Spok Holdings, Inc.	7	95
Gogo, Inc.*	19	85
Hemisphere Media Group, Inc.*	6	85
Maxar Technologies, Inc.	20	80
Calix, Inc.*	10	77
Casa Systems, Inc.*	9	75
Entravision Communications Corp. — Class A	23	74
Tribune Publishing Co.*	6	71
Clear Channel Outdoor Holdings, Inc. — Class A*	13	70
Liquidity Services, Inc.*	9	69
NeoPhotonics Corp.*	11	69
Frontier Communications Corp.*,1	34	68
Lands' End, Inc.*	4	66
NII Holdings, Inc.*	32	63
Clearfield, Inc.*	4	59
Upwork, Inc.*,1	3	57
Ooma, Inc.*	4	53
Ribbon Communications, Inc.*	10	51
KVH Industries, Inc.*	5	51
VirnetX Holding Corp.*	8	51
Boston Omaha Corp. — Class A*	2	50
A10 Networks, Inc.*	7	50
RigNet, Inc.*	5	49
MDC Partners, Inc. — Class A*	20	45
Leaf Group Ltd.*	5	40
Fluent, Inc.*	7	39
Overstock.com, Inc.*,1	2	33
Saga Communications, Inc. — Class A	1	33
LiveXLive Media, Inc.*	6	32
HC2 Holdings, Inc.*	13	32
Aerohive Networks, Inc.*	7	32
Travelzoo*	2	27
Internap Corp.*	2	10
Fusion Connect, Inc.*	4	5
Beasley Broadcast Group, Inc. — Class A	1	4
Total Communications		44,360
Energy - 0.4%
Southwestern Energy Co.*	211	990
Delek US Holdings, Inc.	25	910
PDC Energy, Inc.*	22	895
Murphy USA, Inc.*	10	856
Peabody Energy Corp.	28	793
Matador Resources Co.*	38	734
Pattern Energy Group, Inc. — Class A	29	638
Callon Petroleum Co.*	82	619
Oasis Petroleum, Inc.*	96	580
ProPetro Holding Corp.*	25	564
Oceaneering International, Inc.*	35	552
Arch Coal, Inc. — Class A	6	548
NOW, Inc.*	39	544
MRC Global, Inc.*	30	524
Dril-Quip, Inc.*	11	504
Gulfport Energy Corp.*	62	497
Rowan Companies plc — Class A*	46	496
Sunrun, Inc.*	35	492
US Silica Holdings, Inc.	28	486
McDermott International, Inc.*	64	476
Warrior Met Coal, Inc.	15	456
SRC Energy, Inc.*	86	440
Archrock, Inc.	45	440
SemGroup Corp. — Class A	28	413
California Resources Corp.*	16	411
Helix Energy Solutions Group, Inc.*	50	396
Carrizo Oil & Gas, Inc.*	31	387
TerraForm Power, Inc. — Class A	26	357
C&J Energy Services, Inc.*	23	357
Oil States International, Inc.*	21	356
CONSOL Energy, Inc.*	10	342
Thermon Group Holdings, Inc.*	12	294
Enphase Energy, Inc.*,1	31	286
Renewable Energy Group, Inc.*	13	286
Unit Corp.*	19	271
Newpark Resources, Inc.*	29	266
Superior Energy Services, Inc.*	55	257
Noble Corporation plc*	88	253
DMC Global, Inc.	5	248
Diamond Offshore Drilling, Inc.*	23	241
Jagged Peak Energy, Inc.*,1	23	241
Green Plains, Inc.	14	234
Liberty Oilfield Services, Inc. — Class A	15	231
W&T Offshore, Inc.*	33	228
Keane Group, Inc.*	19	207
Exterran Corp.*	12	202
Par Pacific Holdings, Inc.*	11	196
SunCoke Energy, Inc.*	23	195
Denbury Resources, Inc.*	94	193
Select Energy Services, Inc. — Class A*	16	192
Talos Energy, Inc.*	7	186
Plug Power, Inc.*	76	182

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Energy - 0.4% (continued)
Northern Oil and Gas, Inc.*	65	$178
Penn Virginia Corp.*	4	176
Matrix Service Co.*	9	176
KLX Energy Services Holdings, Inc.*	7	176
Laredo Petroleum, Inc.*	56	173
Frank's International N.V.*	26	162
REX American Resources Corp.*	2	161
Bonanza Creek Energy, Inc.*	7	159
Clean Energy Fuels Corp.*	48	148
Forum Energy Technologies, Inc.*	29	148
Tellurian, Inc.*	13	146
TPI Composites, Inc.*	5	143
FutureFuel Corp.	9	121
Ring Energy, Inc.*	20	117
Nine Energy Service, Inc.*	5	113
Solaris Oilfield Infrastructure, Inc. — Class A	6	99
TETRA Technologies, Inc.*	42	98
Panhandle Oil and Gas, Inc. — Class A	6	94
SandRidge Energy, Inc.*	11	88
HighPoint Resources Corp.*	39	86
CVR Energy, Inc.	2	82
Advanced Emissions Solutions, Inc.	7	81
Abraxas Petroleum Corp.*	56	70
Natural Gas Services Group, Inc.*	4	69
Era Group, Inc.*	6	69
SilverBow Resources, Inc.*	3	69
Halcon Resources Corp.*	48	65
Flotek Industries, Inc.*	20	65
Trecora Resources*	7	64
ION Geophysical Corp.*	4	58
Evolution Petroleum Corp.	8	54
Earthstone Energy, Inc. — Class A*	7	49
Midstates Petroleum Company, Inc.*	5	49
Pioneer Energy Services Corp.*	26	46
FTS International, Inc.*	4	40
Adams Resources & Energy, Inc.	1	39
NACCO Industries, Inc. — Class A	1	38
Vivint Solar, Inc.*	7	35
Ultra Petroleum Corp.*	57	35
Berry Petroleum Corp.	3	35
Smart Sand, Inc.*,1	7	31
Montage Resources Corp.*	2	30
Basic Energy Services, Inc.*	7	27
Hallador Energy Co.	5	27
CARBO Ceramics, Inc.*	7	25
Dawson Geophysical Co.*	8	23
Lilis Energy, Inc.*	16	19
Mammoth Energy Services, Inc.	1	17
Key Energy Services, Inc.*	4	16
NCS Multistage Holdings, Inc.*	3	16
Profire Energy, Inc.*	8	14
Independence Contract Drilling, Inc.*	5	14
Goodrich Petroleum Corp.*	1	14
Zion Oil & Gas, Inc.*	17	13
Ramaco Resources, Inc.*	2	12
Bristow Group, Inc.*	10	11
Quintana Energy Services, Inc.*	2	9
NextDecade Corp.*	1	5
Alta Mesa Resources, Inc. — Class A*	15	4
Rosehill Resources, Inc.*	1	3
FuelCell Energy, Inc.*	13	3
Approach Resources, Inc.*	9	3
EP Energy Corp. — Class A*	6	2
EXCO Resources, Inc.*	1	0
Total Energy		26,154
Utilities - 0.4%
IDACORP, Inc.	16	1,593
ONE Gas, Inc.	17	1,514
Portland General Electric Co.	28	1,452
New Jersey Resources Corp.	29	1,444
Black Hills Corp.	18	1,333
PNM Resources, Inc.	28	1,326
Spire, Inc.	16	1,317
Southwest Gas Holdings, Inc.	15	1,234
ALLETE, Inc.	15	1,233
NorthWestern Corp.	17	1,197
South Jersey Industries, Inc.	31	994
Avista Corp.	23	934
American States Water Co.	13	927
California Water Service Group	17	923
El Paso Electric Co.	14	823
MGE Energy, Inc.	12	816
Ormat Technologies, Inc.	14	772
Otter Tail Corp.	14	698
Northwest Natural Holding Co.	10	656
Chesapeake Utilities Corp.	6	547
SJW Group	6	370
Middlesex Water Co.	6	336
Connecticut Water Service, Inc.	4	275
Clearway Energy, Inc. — Class C	18	272
Unitil Corp.	5	271
Clearway Energy, Inc. — Class A	12	174
York Water Co.	5	171
Ameresco, Inc. — Class A*	7	113
Artesian Resources Corp. — Class A	3	112
Atlantic Power Corp.*	39	98
PICO Holdings, Inc.*	7	69
Consolidated Water Company Ltd.	5	64
RGC Resources, Inc.	2	53
Spark Energy, Inc. — Class A	4	36
Global Water Resources, Inc.	2	20
Total Utilities		24,167
Basic Materials - 0.3%
Ingevity Corp.*	14	1,479
Allegheny Technologies, Inc.*	41	1,048
Balchem Corp.	11	1,021
Sensient Technologies Corp.	15	1,017
Cleveland-Cliffs, Inc.	96	959

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 10.5% (continued)
Basic Materials - 0.3% (continued)
Rogers Corp.*	6	$953
HB Fuller Co.	18	875
PolyOne Corp.	29	850
Quaker Chemical Corp.	4	801
Carpenter Technology Corp.	17	780
GCP Applied Technologies, Inc.*	26	770
Minerals Technologies, Inc.	13	764
Innospec, Inc.	9	750
Commercial Metals Co.	42	717
Compass Minerals International, Inc.	12	653
Kaiser Aluminum Corp.	6	628
Livent Corp.*	50	614
Stepan Co.	7	613
Ferro Corp.*	30	568
Tronox Holdings plc — Class A	33	434
Schweitzer-Mauduit International, Inc.	11	426
Materion Corp.	7	399
Neenah, Inc.	6	386
Codexis, Inc.*	18	370
Kraton Corp.*	11	354
Hecla Mining Co.	142	327
AdvanSix, Inc.*	11	314
AK Steel Holding Corp.*	113	311
Coeur Mining, Inc.*	66	269
Verso Corp. — Class A*	12	257
Rayonier Advanced Materials, Inc.	18	244
PH Glatfelter Co.	16	226
Schnitzer Steel Industries, Inc. — Class A	9	216
Innophos Holdings, Inc.	7	211
PQ Group Holdings, Inc.*	13	197
Century Aluminum Co.*	18	160
Koppers Holdings, Inc.*	6	156
American Vanguard Corp.	8	138
Intrepid Potash, Inc.*	33	125
Kronos Worldwide, Inc.	8	112
Landec Corp.*	9	110
OMNOVA Solutions, Inc.*	15	105
Clearwater Paper Corp.*	5	97
United States Lime & Minerals, Inc.	1	77
Hawkins, Inc.	2	74
Gold Resource Corp.	18	71
Covia Holdings Corp.*	10	56
AgroFresh Solutions, Inc.*	11	37
Energy Fuels, Inc.*	11	37
Uranium Energy Corp.*	23	32
Oil-Dri Corporation of America	1	31
Marrone Bio Innovations, Inc.*	19	29
Shiloh Industries, Inc.*	4	22
Valhi, Inc.	9	21
Universal Stainless & Alloy Products, Inc.*	1	17
Amyris, Inc.*,1	4	8
Total Basic Materials		22,316
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	11	219
Total Common Stocks
(Cost $556,895)		669,374

WARRANTS††† - 0.0%
Imperial Holding
$10.75, 10/06/19*	2	–
Total Warrants
(Cost $–)		–

RIGHTS†††,2 - 0.0%
Nexstar Media Group, Inc.*	132	–
Tobira Therapeutics, Inc.*	8	–
Omthera Pharmaceuticals, Inc.*	37	–
A Schulman, Inc.*	18	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 58.3%
Guggenheim Ultra Short Duration Fund - Institutional Class[3]	191,260	1,906,861
Guggenheim Strategy Fund II3	72,992	1,810,940
Total Mutual Funds
(Cost $3,721,708)		3,717,801

	Face Amount
U.S. TREASURY BILLS†† - 9.4%
U.S. Treasury Bills
2.39% due 05/07/19[4,5]	$600,000	598,568
Total U.S. Treasury Bills
(Cost $598,568)		598,568

FEDERAL AGENCY NOTES†† - 3.9%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[6]	250,000	249,787
Total Federal Agency Notes
(Cost $250,000)		249,787

REPURCHASE AGREEMENTS††,7 - 28.2%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[4]	1,218,949	1,218,949
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[4]	304,737	304,737
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[4]	272,946	272,946
Total Repurchase Agreements
(Cost $1,796,632)		1,796,632

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[9]	8,495	8,495
Total Securities Lending Collateral
(Cost $8,495)		8,495
Total Investments - 110.4%
(Cost $6,932,298)		$7,040,657
Other Assets & Liabilities, net - (10.4)%		(665,242)
Total Net Assets - 100.0%		$6,375,415

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	2.41%	At Maturity	04/30/19	2,821	$4,343,688	$49,390
Goldman Sachs International	Russell 2000 Index	2.26%	At Maturity	04/29/19	2,714	4,178,803	29,151
BNP Paribas	Russell 2000 Index	2.50%	At Maturity	04/29/19	247	380,840	4,332
						$8,903,331	$82,873

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$669,374	$—	$—		$669,374
Warrants	—	—	—	*	—
Rights	—	—	—	*	—
Mutual Funds	3,717,801	—	—		3,717,801
U.S. Treasury Bills	—	598,568	—		598,568
Federal Agency Notes	—	249,787	—		249,787
Repurchase Agreements	—	1,796,632	—		1,796,632
Securities Lending Collateral	8,495	—	—		8,495
Equity Index Swap Agreements**	—	82,873	—		82,873
Total Assets	$4,395,670	$2,727,860	$—		$7,123,530

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,998,839	$312,782	$(500,000)	$(3,155)	$2,474	$1,810,940	72,992	$13,029
Guggenheim Ultra Short Duration Fund - Institutional Class	1,893,534	1,211,418	(1,200,000)	(5,492)	7,401	1,906,861	191,260	11,618
	$3,892,373	$1,524,200	$(1,700,000)	$(8,647)	$9,875	$3,717,801		$24,647

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0%
Financial - 0.5%
PS Business Parks, Inc. REIT	1	$157
UMB Financial Corp.	2	128
Primerica, Inc.	1	122
Community Bank System, Inc.	2	120
First Financial Bankshares, Inc.	2	116
PotlatchDeltic Corp. REIT	3	113
First Industrial Realty Trust, Inc. REIT	3	106
Radian Group, Inc.	5	104
Ellie Mae, Inc.*	1	99
Healthcare Realty Trust, Inc. REIT	3	96
QTS Realty Trust, Inc. — Class A REIT	2	90
Essent Group Ltd.*	2	87
Ryman Hospitality Properties, Inc. REIT	1	82
Innovative Industrial Properties, Inc. REIT	1	82
Independent Bank Corp.	1	81
Hancock Whitney Corp.	2	81
MGIC Investment Corp.*	6	79
National Health Investors, Inc. REIT	1	79
Cousins Properties, Inc. REIT	8	77
Kemper Corp.	1	76
International Bancshares Corp.	2	76
First Merchants Corp.	2	74
United Bankshares, Inc.	2	72
Sunstone Hotel Investors, Inc. REIT	5	72
IBERIABANK Corp.	1	72
Agree Realty Corp. REIT	1	69
ProAssurance Corp.	2	69
Blackstone Mortgage Trust, Inc. — Class A REIT	2	69
Kinsale Capital Group, Inc.	1	69
Cathay General Bancorp	2	68
Trustmark Corp.	2	67
Columbia Banking System, Inc.	2	65
Kennedy-Wilson Holdings, Inc.	3	64
Selective Insurance Group, Inc.	1	63
Great Western Bancorp, Inc.	2	63
Piedmont Office Realty Trust, Inc. — Class A REIT	3	63
eHealth, Inc.*	1	62
Pebblebrook Hotel Trust REIT	2	62
Westamerica Bancorporation	1	62
Americold Realty Trust REIT	2	61
RMR Group, Inc. — Class A	1	61
AMERISAFE, Inc.	1	59
STAG Industrial, Inc. REIT	2	59
Investors Bancorp, Inc.	5	59
Four Corners Property Trust, Inc. REIT	2	59
Federated Investors, Inc. — Class B	2	59
Sabra Health Care REIT, Inc.	3	58
Washington Federal, Inc.	2	58
GEO Group, Inc. REIT	3	58
Valley National Bancorp	6	57
First BanCorp	5	57
BancorpSouth Bank	2	56
Physicians Realty Trust REIT	3	56
Chesapeake Lodging Trust REIT	2	56
Nelnet, Inc. — Class A	1	55
Apollo Commercial Real Estate Finance, Inc. REIT	3	55
Acadia Realty Trust REIT	2	55
Banner Corp.	1	54
American Equity Investment Life Holding Co.	2	54
Stifel Financial Corp.	1	53
Home BancShares, Inc.	3	53
RLJ Lodging Trust REIT	3	53
Seacoast Banking Corporation of Florida*	2	53
BancFirst Corp.	1	52
Provident Financial Services, Inc.	2	52
NMI Holdings, Inc. — Class A*	2	52
Alexander & Baldwin, Inc. REIT	2	51
United Community Banks, Inc.	2	50
TowneBank	2	50
Old National Bancorp	3	49
Simmons First National Corp. — Class A	2	49
First Busey Corp.	2	49
CNO Financial Group, Inc.	3	49
First Financial Bancorp	2	48
HFF, Inc. — Class A	1	48
CenterState Bank Corp.	2	48
FRP Holdings, Inc.*	1	47
National General Holdings Corp.	2	47
Fulton Financial Corp.	3	46
American Assets Trust, Inc. REIT	1	46
Lexington Realty Trust REIT	5	45
Preferred Bank/Los Angeles CA	1	45
1st Source Corp.	1	45
Mack-Cali Realty Corp. REIT	2	44
Deluxe Corp.	1	44
Heartland Financial USA, Inc.	1	43
Cohen & Steers, Inc.	1	42
CVB Financial Corp.	2	42
Terreno Realty Corp. REIT	1	42
Tanger Factory Outlet Centers, Inc. REIT	2	42
PJT Partners, Inc. — Class A	1	42
Moelis & Co. — Class A	1	42
Chemical Financial Corp.	1	41
First Midwest Bancorp, Inc.	2	41
Enterprise Financial Services Corp.	1	41
Marcus & Millichap, Inc.*	1	41
Glacier Bancorp, Inc.	1	40
Capitol Federal Financial, Inc.	3	40
First Interstate BancSystem, Inc. — Class A	1	40
WesBanco, Inc.	1	40
S&T Bancorp, Inc.	1	40

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Financial - 0.5% (continued)
CoreCivic, Inc. REIT	2	$39
Urban Edge Properties REIT	2	38
WageWorks, Inc.*	1	38
LegacyTexas Financial Group, Inc.	1	37
Granite Point Mortgage Trust, Inc. REIT	2	37
Cadence BanCorp	2	37
ACNB Corp.	1	37
Hilltop Holdings, Inc.	2	36
Bryn Mawr Bank Corp.	1	36
NBT Bancorp, Inc.	1	36
Community Healthcare Trust, Inc. REIT	1	36
Bank of NT Butterfield & Son Ltd.	1	36
Rexford Industrial Realty, Inc. REIT	1	36
Horace Mann Educators Corp.	1	35
Retail Opportunity Investments Corp. REIT	2	35
Waddell & Reed Financial, Inc. — Class A	2	34
Genworth Financial, Inc. — Class A*	9	34
Ameris Bancorp	1	34
Ladder Capital Corp. — Class A REIT	2	34
Northwest Bancshares, Inc.	2	34
Southern First Bancshares, Inc.*	1	34
Renasant Corp.	1	34
Stock Yards Bancorp, Inc.	1	34
ServisFirst Bancshares, Inc.	1	34
Blucora, Inc.*	1	33
Southside Bancshares, Inc.	1	33
First Community Bankshares, Inc.	1	33
Flagstar Bancorp, Inc.	1	33
DiamondRock Hospitality Co. REIT	3	32
CBTX, Inc.	1	32
Union Bankshares Corp.	1	32
Kite Realty Group Trust REIT	2	32
Invesco Mortgage Capital, Inc. REIT	2	32
Colony Credit Real Estate, Inc. REIT	2	31
Sandy Spring Bancorp, Inc.	1	31
Axos Financial, Inc.*	1	29
Brookline Bancorp, Inc.	2	29
Tier REIT, Inc.	1	29
National Storage Affiliates Trust REIT	1	29
Washington Real Estate Investment Trust	1	28
Fidelity Southern Corp.	1	27
Berkshire Hills Bancorp, Inc.	1	27
PRA Group, Inc.*	1	27
Pacific Premier Bancorp, Inc.	1	26
Peapack Gladstone Financial Corp.	1	26
Hope Bancorp, Inc.	2	26
Kearny Financial Corp.	2	26
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1	26
CNB Financial Corp.	1	25
First Commonwealth Financial Corp.	2	25
Artisan Partners Asset Management, Inc. — Class A	1	25
Newmark Group, Inc. — Class A	3	25
First Bancorp, Inc.	1	25
Univest Financial Corp.	1	24
OceanFirst Financial Corp.	1	24
Midland States Bancorp, Inc.	1	24
FGL Holdings	3	24
CareTrust REIT, Inc.	1	23
Enova International, Inc.*	1	23
Summit Hotel Properties, Inc. REIT	2	23
PennyMac Financial Services, Inc.	1	22
Flushing Financial Corp.	1	22
Xenia Hotels & Resorts, Inc. REIT	1	22
SB One Bancorp	1	22
Independence Realty Trust, Inc. REIT	2	22
Greenhill & Company, Inc.	1	21
InfraREIT, Inc.	1	21
Third Point Reinsurance Ltd.*	2	21
PennyMac Mortgage Investment Trust REIT	1	21
Redfin Corp.*	1	20
Aircastle Ltd.	1	20
Malvern Bancorp, Inc.*	1	20
OFG Bancorp	1	20
CatchMark Timber Trust, Inc. — Class A REIT	2	20
PCSB Financial Corp.	1	20
ARMOUR Residential REIT, Inc.	1	20
Chatham Lodging Trust REIT	1	19
First Community Corp.	1	19
MBIA, Inc.*	2	19
Global Net Lease, Inc. REIT	1	19
LendingClub Corp.*	6	18
Ambac Financial Group, Inc.*	1	18
Easterly Government Properties, Inc. REIT	1	18
Cushman & Wakefield plc*	1	18
1st Constitution Bancorp	1	18
NorthStar Realty Europe Corp. REIT	1	17
First United Corp.	1	17
Capstead Mortgage Corp. REIT	2	17
Washington Prime Group, Inc. REIT	3	17
iStar, Inc. REIT	2	17
Oritani Financial Corp.	1	17
Redwood Trust, Inc. REIT	1	16

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Financial - 0.5% (continued)
Horizon Bancorp, Inc.	1	$16
Meridian Bancorp, Inc.	1	16
Columbia Financial, Inc.*	1	16
Armada Hoffler Properties, Inc. REIT	1	16
TrustCo Bank Corp. NY	2	16
Lakeland Bancorp, Inc.	1	15
BankFinancial Corp.	1	15
Preferred Apartment Communities, Inc. — Class A REIT	1	15
Southern National Bancorp of Virginia, Inc.	1	15
Live Oak Bancshares, Inc.	1	15
United Financial Bancorp, Inc.	1	14
WisdomTree Investments, Inc.	2	14
Northfield Bancorp, Inc.	1	14
Banc of California, Inc.	1	14
Farmers National Banc Corp.	1	14
BrightSphere Investment Group plc	1	14
Monmouth Real Estate Investment Corp. REIT	1	13
Orchid Island Capital, Inc. REIT	2	13
Arbor Realty Trust, Inc. REIT	1	13
New York Mortgage Trust, Inc. REIT	2	12
Heritage Commerce Corp.	1	12
Whitestone REIT — Class B	1	12
RPT Realty REIT	1	12
City Office REIT, Inc.	1	11
CorePoint Lodging, Inc. REIT	1	11
Boston Private Financial Holdings, Inc.	1	11
New Senior Investment Group, Inc. REIT	2	11
Greenlight Capital Re Ltd. — Class A*	1	11
Western Asset Mortgage Capital Corp. REIT	1	10
Ashford Hospitality Trust, Inc. REIT	2	10
United Community Financial Corp.	1	9
Front Yard Residential Corp. REIT	1	9
Western New England Bancorp, Inc.	1	9
Bancorp, Inc.*	1	8
Franklin Street Properties Corp. REIT	1	7
Citizens, Inc.*	1	7
Spirit MTA REIT	1	6
Pennsylvania Real Estate Investment Trust	1	6
Dynex Capital, Inc. REIT	1	6
Ladenburg Thalmann Financial Services, Inc.	2	6
On Deck Capital, Inc.*	1	5
Republic First Bancorp, Inc.*	1	5
CBL & Associates Properties, Inc. REIT[1]	3	5
Anworth Mortgage Asset Corp. REIT	1	4
Ocwen Financial Corp.*	2	4
Cedar Realty Trust, Inc. REIT	1	3
Maiden Holdings Ltd.	2	2
Total Financial		9,303
Consumer, Non-cyclical - 0.4%
Lancaster Colony Corp.	1	157
Brink's Co.	2	151
Sanderson Farms, Inc.	1	132
ASGN, Inc.*	2	127
Merit Medical Systems, Inc.*	2	124
Insperity, Inc.	1	124
Array BioPharma, Inc.*	5	122
Spark Therapeutics, Inc.*	1	114
Intercept Pharmaceuticals, Inc.*	1	112
LHC Group, Inc.*	1	111
FibroGen, Inc.*	2	109
Global Blood Therapeutics, Inc.*	2	106
Aaron's, Inc.	2	105
Ensign Group, Inc.	2	102
Globus Medical, Inc. — Class A*	2	99
LivaNova plc*	1	97
Wright Medical Group N.V.*	3	94
Adtalem Global Education, Inc.*	2	93
Paylocity Holding Corp.*	1	89
Haemonetics Corp.*	1	87
Heska Corp.*	1	85
Cimpress N.V.*	1	80
Blueprint Medicines Corp.*	1	80
Horizon Pharma plc*	3	79
Performance Food Group Co.*	2	79
Glaukos Corp.*	1	78
ICF International, Inc.	1	76
HealthEquity, Inc.*	1	74
ABM Industries, Inc.	2	73
Avis Budget Group, Inc.*	2	70
Portola Pharmaceuticals, Inc.*	2	69
Ultragenyx Pharmaceutical, Inc.*	1	69
Nathan's Famous, Inc.	1	68
Providence Service Corp.*	1	67
Healthcare Services Group, Inc.	2	66
Darling Ingredients, Inc.*	3	65
Tandem Diabetes Care, Inc.*	1	63
Xencor, Inc.*	2	62
Green Dot Corp. — Class A*	1	61
TriNet Group, Inc.*	1	60
HMS Holdings Corp.*	2	59
Medpace Holdings, Inc.*	1	59
Insmed, Inc.*	2	58
Tenet Healthcare Corp.*	2	58
Immunomedics, Inc.*	3	58
Neogen Corp.*	1	57
NuVasive, Inc.*	1	57
Medicines Co.*	2	56
Teladoc Health, Inc.*	1	56
Zogenix, Inc.*	1	55
LiveRamp Holdings, Inc.*	1	55

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Consumer, Non-cyclical - 0.4% (continued)
ACADIA Pharmaceuticals, Inc.*	2	$54
Syneos Health, Inc.*	1	52
Emergent BioSolutions, Inc.*	1	50
Clovis Oncology, Inc.*	2	50
Editas Medicine, Inc.*	2	49
B&G Foods, Inc.[1]	2	49
Halozyme Therapeutics, Inc.*	3	48
Novocure Ltd.*	1	48
Huron Consulting Group, Inc.*	1	47
Travelport Worldwide Ltd.	3	47
AMN Healthcare Services, Inc.*	1	47
Acceleron Pharma, Inc.*	1	47
Arena Pharmaceuticals, Inc.*	1	45
Korn Ferry	1	45
Aimmune Therapeutics, Inc.*	2	45
Cal-Maine Foods, Inc.	1	45
Edgewell Personal Care Co.*	1	44
Patterson Companies, Inc.	2	44
Mallinckrodt plc*	2	44
Avanos Medical, Inc.*	1	43
Amicus Therapeutics, Inc.*	3	41
Ironwood Pharmaceuticals, Inc. — Class A*	3	41
Endo International plc*	5	40
Esperion Therapeutics, Inc.*	1	40
Atara Biotherapeutics, Inc.*	1	40
Herc Holdings, Inc.*	1	39
Chegg, Inc.*	1	38
Pacira Pharmaceuticals, Inc.*	1	38
Sotheby's*	1	38
PTC Therapeutics, Inc.*	1	38
Matthews International Corp. — Class A	1	37
Arrowhead Pharmaceuticals, Inc.*	2	37
Cardtronics plc — Class A*	1	36
Kforce, Inc.	1	35
Supernus Pharmaceuticals, Inc.*	1	35
Omeros Corp.*	2	35
STAAR Surgical Co.*	1	34
K12, Inc.*	1	34
SP Plus Corp.*	1	34
Varex Imaging Corp.*	1	34
Myriad Genetics, Inc.*	1	33
Phibro Animal Health Corp. — Class A	1	33
Chefs' Warehouse, Inc.*	1	31
Prestige Consumer Healthcare, Inc.*	1	30
PDL BioPharma, Inc.*	8	30
Momenta Pharmaceuticals, Inc.*	2	29
Amneal Pharmaceuticals, Inc.*	2	28
Select Medical Holdings Corp.*	2	28
Innoviva, Inc.*	2	28
EVERTEC, Inc.	1	28
Alder Biopharmaceuticals, Inc.*	2	27
AtriCure, Inc.*	1	27
Cymabay Therapeutics, Inc.*	2	26
United Natural Foods, Inc.*	2	26
Hostess Brands, Inc.*	2	25
Epizyme, Inc.*	2	25
Lantheus Holdings, Inc.*	1	24
Heron Therapeutics, Inc.*	1	24
TrueBlue, Inc.*	1	24
Corcept Therapeutics, Inc.*	2	24
Invitae Corp.*	1	23
Central Garden & Pet Co. — Class A*	1	23
Denali Therapeutics, Inc.*	1	23
Luminex Corp.	1	23
Triple-S Management Corp. — Class B*	1	23
Theravance Biopharma, Inc.*	1	23
Retrophin, Inc.*	1	23
OraSure Technologies, Inc.*	2	22
Avrobio, Inc.*	1	22
Pacific Biosciences of California, Inc.*	3	22
Rent-A-Center, Inc.*	1	21
Simply Good Foods Co.*	1	21
NeoGenomics, Inc.*	1	20
Amphastar Pharmaceuticals, Inc.*	1	20
CBIZ, Inc.*	1	20
Weight Watchers International, Inc.*	1	20
Radius Health, Inc.*	1	20
Brookdale Senior Living, Inc. — Class A*	3	20
Apellis Pharmaceuticals, Inc.*	1	20
Navigant Consulting, Inc.	1	19
Sangamo Therapeutics, Inc.*	2	19
Iovance Biotherapeutics, Inc.*	2	19
Vanda Pharmaceuticals, Inc.*	1	18
Kiniksa Pharmaceuticals Ltd. — Class A*	1	18
MacroGenics, Inc.*	1	18
Meridian Bioscience, Inc.	1	18
Tejon Ranch Co.*	1	18
Fate Therapeutics, Inc.*	1	18
Tivity Health, Inc.*	1	17
Rocket Pharmaceuticals, Inc.*	1	17
Vericel Corp.*	1	17
Hertz Global Holdings, Inc.*	1	17
ACCO Brands Corp.	2	17
Intellia Therapeutics, Inc.*	1	17
Career Education Corp.*	1	16
Akebia Therapeutics, Inc.*	2	16
OPKO Health, Inc.*	6	16
Laureate Education, Inc. — Class A*	1	15
Dicerna Pharmaceuticals, Inc.*	1	15
Coherus Biosciences, Inc.*	1	14
Dermira, Inc.*	1	14
Acorda Therapeutics, Inc.*	1	13
Emerald Expositions Events, Inc.	1	13
Cerus Corp.*	2	12
Athenex, Inc.*	1	12
Intra-Cellular Therapies, Inc.*	1	12
Prothena Corporation plc*	1	12

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Consumer, Non-cyclical - 0.4% (continued)
SIGA Technologies, Inc.*	2	$12
Karyopharm Therapeutics, Inc.*	2	12
Surgery Partners, Inc.*	1	11
Nuvectra Corp.*	1	11
Tocagen, Inc.*	1	11
Vector Group Ltd.	1	11
CytomX Therapeutics, Inc.*	1	11
Spectrum Pharmaceuticals, Inc.*	1	11
Everi Holdings, Inc.*	1	10
Viking Therapeutics, Inc.*	1	10
TherapeuticsMD, Inc.*	2	10
R1 RCM, Inc.*	1	10
Achillion Pharmaceuticals, Inc.*	3	9
Sientra, Inc.*	1	9
Avid Bioservices, Inc.*	2	8
MediciNova, Inc.*	1	8
BioCryst Pharmaceuticals, Inc.*	1	8
Cytokinetics, Inc.*	1	8
TG Therapeutics, Inc.*	1	8
Cue Biopharma, Inc.*	1	8
ZIOPHARM Oncology, Inc.*	2	8
Community Health Systems, Inc.*	2	7
ViewRay, Inc.*	1	7
Dynavax Technologies Corp.*	1	7
Adamas Pharmaceuticals, Inc.*	1	7
GenMark Diagnostics, Inc.*	1	7
Corbus Pharmaceuticals Holdings, Inc.*	1	7
Pieris Pharmaceuticals, Inc.*	2	7
Endologix, Inc.*	1	7
LSC Communications, Inc.	1	7
Acacia Research Corp.*	2	6
La Jolla Pharmaceutical Co.*	1	6
Antares Pharma, Inc.*	2	6
Dean Foods Co.	2	6
RTI Surgical Holdings, Inc.*	1	6
MannKind Corp.*	3	6
Diplomat Pharmacy, Inc.*	1	6
CASI Pharmaceuticals, Inc.*	2	6
Rockwell Medical, Inc.*	1	6
Lexicon Pharmaceuticals, Inc.*	1	5
ImmunoGen, Inc.*	2	5
Paratek Pharmaceuticals, Inc.*	1	5
Intrexon Corp.*	1	5
Adverum Biotechnologies, Inc.*	1	5
PFSweb, Inc.*	1	5
Rigel Pharmaceuticals, Inc.*	2	5
Catalyst Pharmaceuticals, Inc.*	1	5
Assertio Therapeutics, Inc.*	1	5
ArQule, Inc.*	1	5
Accuray, Inc.*	1	5
TransEnterix, Inc.*,1	2	5
Sorrento Therapeutics, Inc.*	1	5
RR Donnelley & Sons Co.	1	5
Progenics Pharmaceuticals, Inc.*	1	5
Celsius Holdings, Inc.*	1	4
Marinus Pharmaceuticals, Inc.*	1	4
Arlo Technologies, Inc.*	1	4
Owens & Minor, Inc.	1	4
BioScrip, Inc.*	2	4
Aduro Biotech, Inc.*	1	4
Novavax, Inc.*	7	4
Inovio Pharmaceuticals, Inc.*	1	4
Aratana Therapeutics, Inc.*	1	4
Arbutus Biopharma Corp.*	1	4
Tyme Technologies, Inc.*	2	3
Akorn, Inc.*	1	4
22nd Century Group, Inc.*	2	3
Mustang Bio, Inc.*	1	3
Bellicum Pharmaceuticals, Inc.*	1	3
Geron Corp.*	2	3
Agenus, Inc.*	1	3
Verastem, Inc.*	1	3
Palatin Technologies, Inc.*	3	3
Ardelyx, Inc.*	1	3
Enzo Biochem, Inc.*	1	3
Kadmon Holdings, Inc.*	1	3
Senseonics Holdings, Inc.*	1	3
Sienna Biopharmaceuticals, Inc.*	1	2
Chimerix, Inc.*	1	2
Innovate Biopharmaceuticals, Inc.*	1	2
Athersys, Inc.*	1	1
Genesis Healthcare, Inc.*	1	1
Tetraphase Pharmaceuticals, Inc.*	1	1
BioTime, Inc.*	1	1
Durect Corp.*	2	1
Teligent, Inc.*	1	1
Organovo Holdings, Inc.*	1	1
CTI BioPharma Corp.*	1	1
ServiceSource International, Inc.*	1	1
AVEO Pharmaceuticals, Inc.*	1	1
Ampio Pharmaceuticals, Inc.*	1	1
Achaogen, Inc.*	1	1
Zomedica Pharmaceuticals Corp.*	1	–
Total Consumer, Non-cyclical		7,894
Consumer, Cyclical - 0.3%
Winmark Corp.	1	189
Cracker Barrel Old Country Store, Inc.	1	162
Planet Fitness, Inc. — Class A*	2	137
Texas Roadhouse, Inc. — Class A	2	124
Five Below, Inc.*	1	124
iRobot Corp.*	1	118
SkyWest, Inc.	2	109
Marriott Vacations Worldwide Corp.	1	93
Eldorado Resorts, Inc.*	2	93
Lithia Motors, Inc. — Class A	1	93
Brinker International, Inc.	2	89
FirstCash, Inc.	1	86
Ollie's Bargain Outlet Holdings, Inc.*	1	85

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Consumer, Cyclical - 0.3% (continued)
Core-Mark Holding Company, Inc.	2	$74
Wolverine World Wide, Inc.	2	71
Fox Factory Holding Corp.*	1	70
American Eagle Outfitters, Inc.	3	67
La-Z-Boy, Inc.	2	66
Beacon Roofing Supply, Inc.*	2	64
Triton International Ltd.	2	62
Altra Industrial Motion Corp.	2	62
Cooper Tire & Rubber Co.	2	60
PriceSmart, Inc.	1	59
World Fuel Services Corp.	2	58
SiteOne Landscape Supply, Inc.*	1	57
Anixter International, Inc.*	1	56
Sally Beauty Holdings, Inc.*	3	55
Abercrombie & Fitch Co. — Class A	2	55
Boyd Gaming Corp.	2	55
Signet Jewelers Ltd.	2	54
Dana, Inc.	3	53
Papa John's International, Inc.	1	53
Spirit Airlines, Inc.*	1	53
Hawaiian Holdings, Inc.	2	52
SeaWorld Entertainment, Inc.*	2	52
Crocs, Inc.*	2	52
Bed Bath & Beyond, Inc.	3	51
Dave & Buster's Entertainment, Inc.	1	50
Belmond Ltd. — Class A*	2	50
Standard Motor Products, Inc.	1	49
Cheesecake Factory, Inc.	1	49
Installed Building Products, Inc.*	1	48
Cooper-Standard Holdings, Inc.*	1	47
Meritage Homes Corp.*	1	45
Designer Brands, Inc. — Class A*	2	44
Tenneco, Inc. — Class A	2	44
Meritor, Inc.*	2	41
Penn National Gaming, Inc.*	2	40
G-III Apparel Group Ltd.*	1	40
Malibu Boats, Inc. — Class A*	1	40
Guess?, Inc.	2	39
Douglas Dynamics, Inc.	1	38
Big Lots, Inc.	1	38
TRI Pointe Group, Inc.*	3	38
Knoll, Inc.	2	38
Universal Electronics, Inc.*	1	37
Denny's Corp.*	2	37
Office Depot, Inc.	10	36
HNI Corp.	1	36
Taylor Morrison Home Corp. — Class A*	2	36
BMC Stock Holdings, Inc.*	2	35
Herman Miller, Inc.	1	35
Mobile Mini, Inc.	1	34
Steven Madden Ltd.	1	34
Navistar International Corp.*	1	32
National Vision Holdings, Inc.*	1	31
Winnebago Industries, Inc.	1	31
AMC Entertainment Holdings, Inc. — Class A	2	30
Steelcase, Inc. — Class A	2	29
MDC Holdings, Inc.	1	29
Methode Electronics, Inc.	1	29
American Axle & Manufacturing Holdings, Inc.*	2	28
Liberty TripAdvisor Holdings, Inc. — Class A*	2	28
BJ's Wholesale Club Holdings, Inc.*	1	27
Wabash National Corp.	2	27
Red Rock Resorts, Inc. — Class A	1	26
Ruth's Hospitality Group, Inc.	1	26
Tupperware Brands Corp.	1	26
Caleres, Inc.	1	25
Cannae Holdings, Inc.*	1	24
KB Home	1	24
Rocky Brands, Inc.	1	24
Hibbett Sports, Inc.*	1	23
PetMed Express, Inc.	1	23
IMAX Corp.*	1	23
Haverty Furniture Companies, Inc.	1	22
Bloomin' Brands, Inc.	1	20
Scientific Games Corp. — Class A*	1	20
GameStop Corp. — Class A1	2	20
Ethan Allen Interiors, Inc.	1	19
At Home Group, Inc.*	1	18
Blue Bird Corp.*	1	17
St. Joe Co.*	1	16
Callaway Golf Co.	1	16
Tailored Brands, Inc.[1]	2	16
Interface, Inc. — Class A	1	16
Golden Entertainment, Inc.*	1	14
Modine Manufacturing Co.*	1	14
Hudson Ltd. — Class A*	1	14
Fossil Group, Inc.*	1	14
Marine Products Corp.	1	13
Fiesta Restaurant Group, Inc.*	1	13
Chico's FAS, Inc.	3	13
Rite Aid Corp.*	19	12
BBX Capital Corp.	2	12
Del Taco Restaurants, Inc.*	1	10
Empire Resorts, Inc.*	1	10
EZCORP, Inc. — Class A*	1	9
J.C. Penney Company, Inc.*,1	6	9
Express, Inc.*	2	9
Vista Outdoor, Inc.*	1	8
Party City Holdco, Inc.*	1	8
Manitex International, Inc.*	1	8
Titan International, Inc.	1	6
Tile Shop Holdings, Inc.	1	6
Barnes & Noble, Inc.	1	5
Town Sports International Holdings, Inc.*	1	5
Drive Shack, Inc.*	1	5
Ascena Retail Group, Inc.*	3	3
Big 5 Sporting Goods Corp.	1	3
GNC Holdings, Inc. — Class A*	1	3
RTW RetailWinds, Inc.*	1	2

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Consumer, Cyclical - 0.3% (continued)
Pier 1 Imports, Inc.*	1	$1
Castle Brands, Inc.*	1	1
Francesca's Holdings Corp.*	1	1
Total Consumer, Cyclical		5,007
Industrial - 0.2%
Woodward, Inc.	2	190
Franklin Electric Company, Inc.	2	102
MasTec, Inc.*	2	96
SYNNEX Corp.	1	95
Brady Corp. — Class A	2	93
John Bean Technologies Corp.	1	92
Novanta, Inc.*	1	85
Hillenbrand, Inc.	2	83
American Woodmark Corp.*	1	83
GATX Corp.	1	77
II-VI, Inc.*	2	74
Kennametal, Inc.	2	73
Louisiana-Pacific Corp.	3	73
EMCOR Group, Inc.	1	73
Albany International Corp. — Class A	1	72
EnerSys	1	65
Alarm.com Holdings, Inc.*	1	65
TopBuild Corp.*	1	65
Trex Company, Inc.*	1	61
Tetra Tech, Inc.	1	60
Applied Industrial Technologies, Inc.	1	59
Simpson Manufacturing Company, Inc.	1	59
Exponent, Inc.	1	58
Sanmina Corp.*	2	58
KBR, Inc.	3	57
Advanced Disposal Services, Inc.*	2	56
Badger Meter, Inc.	1	56
Vishay Intertechnology, Inc.	3	55
Axon Enterprise, Inc.*	1	55
Belden, Inc.	1	54
Comfort Systems USA, Inc.	1	53
Fabrinet*	1	52
Federal Signal Corp.	2	52
Barnes Group, Inc.	1	51
Generac Holdings, Inc.*	1	51
Atlas Air Worldwide Holdings, Inc.*	1	51
Rexnord Corp.*	2	50
Masonite International Corp.*	1	50
PAM Transportation Services, Inc.*	1	49
Actuant Corp. — Class A	2	49
AAON, Inc.	1	46
Dycom Industries, Inc.*	1	46
Trinseo S.A.	1	45
Ambarella, Inc.*	1	43
Granite Construction, Inc.	1	43
Golar LNG Ltd.	2	42
Primoris Services Corp.	2	41
Greif, Inc. — Class A	1	41
Hub Group, Inc. — Class A*	1	41
Harsco Corp.*	2	40
DXP Enterprises, Inc.*	1	39
Heartland Express, Inc.	2	39
Raven Industries, Inc.	1	38
Astec Industries, Inc.	1	38
Worthington Industries, Inc.	1	37
Matson, Inc.	1	36
Casella Waste Systems, Inc. — Class A*	1	35
Aerojet Rocketdyne Holdings, Inc.*	1	35
JELD-WEN Holding, Inc.*	2	35
SPX Corp.*	1	35
Covanta Holding Corp.	2	35
Global Brass & Copper Holdings, Inc.	1	35
Allied Motion Technologies, Inc.	1	34
Werner Enterprises, Inc.	1	34
Greenbrier Companies, Inc.	1	32
SPX FLOW, Inc.*	1	32
Summit Materials, Inc. — Class A*	2	32
Mueller Industries, Inc.	1	32
ArcBest Corp.	1	31
TriMas Corp.*	1	30
Mueller Water Products, Inc. — Class A	3	30
Universal Forest Products, Inc.	1	30
Boise Cascade Co.	1	27
Builders FirstSource, Inc.*	2	27
Benchmark Electronics, Inc.	1	26
Evoqua Water Technologies Corp.*	2	25
Ship Finance International Ltd.	2	25
Lydall, Inc.*	1	24
Air Transport Services Group, Inc.*	1	23
Milacron Holdings Corp.*	2	23
Ichor Holdings Ltd.*	1	23
Atkore International Group, Inc.*	1	22
Triumph Group, Inc.	1	19
Fitbit, Inc. — Class A*	3	18
Knowles Corp.*	1	18
GasLog Ltd.	1	17
International Seaways, Inc.*	1	17
KEMET Corp.	1	17
Manitowoc Company, Inc.*	1	16
Kratos Defense & Security Solutions, Inc.*	1	16
Caesarstone Ltd.	1	16
PGT Innovations, Inc.*	1	14
Armstrong Flooring, Inc.*	1	13
Applied Optoelectronics, Inc.*	1	12
Briggs & Stratton Corp.	1	12
TTM Technologies, Inc.*	1	12
TimkenSteel Corp.*	1	11
Costamare, Inc.	2	10
American Outdoor Brands Corp.*	1	9
Great Lakes Dredge & Dock Corp.*	1	9

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Industrial - 0.2% (continued)
Wesco Aircraft Holdings, Inc.*	1	$9
Teekay Corp.	2	8
Scorpio Bulkers, Inc.	2	8
SunPower Corp. — Class A*	1	6
GoPro, Inc. — Class A*	1	6
Frontline Ltd.*	1	6
NCI Building Systems, Inc.*	1	6
Nordic American Tankers Ltd.	3	6
Daseke, Inc.*	1	5
Eagle Bulk Shipping, Inc.*	1	5
DHT Holdings, Inc.	1	4
Overseas Shipholding Group, Inc. — Class A*	1	2
Teekay Tankers Ltd. — Class A*	2	2
Safe Bulkers, Inc.*	1	2
Babcock & Wilcox Enterprises, Inc.*	1	–
Total Industrial		4,510
Technology - 0.2%
Coupa Software, Inc.*	2	182
HubSpot, Inc.*	1	166
Silicon Laboratories, Inc.*	2	162
Blackbaud, Inc.	2	159
Science Applications International Corp.	2	154
MAXIMUS, Inc.	2	142
Mercury Systems, Inc.*	2	128
Verint Systems, Inc.*	2	120
Cree, Inc.*	2	114
Lumentum Holdings, Inc.*	2	113
Semtech Corp.*	2	102
New Relic, Inc.*	1	99
Integrated Device Technology, Inc.*	2	98
Progress Software Corp.	2	89
j2 Global, Inc.	1	87
Cirrus Logic, Inc.*	2	84
Qualys, Inc.*	1	83
Medidata Solutions, Inc.*	1	73
Entegris, Inc.	2	71
Power Integrations, Inc.	1	70
ACI Worldwide, Inc.*	2	66
Envestnet, Inc.*	1	65
CommVault Systems, Inc.*	1	65
Perspecta, Inc.	3	61
ExlService Holdings, Inc.*	1	60
NetScout Systems, Inc.*	2	56
Cornerstone OnDemand, Inc.*	1	55
Five9, Inc.*	1	53
Bottomline Technologies DE, Inc.*	1	50
Benefitfocus, Inc.*	1	49
Inphi Corp.*	1	44
Yext, Inc.*	2	44
Upland Software, Inc.*	1	42
CSG Systems International, Inc.	1	42
Box, Inc. — Class A*	2	39
TTEC Holdings, Inc.	1	36
Diodes, Inc.*	1	35
AVX Corp.	2	35
Avaya Holdings Corp.*	2	34
NextGen Healthcare, Inc.*	2	34
Cloudera, Inc.*	3	33
CTS Corp.	1	29
Brooks Automation, Inc.	1	29
LivePerson, Inc.*	1	29
SailPoint Technologies Holding, Inc.*	1	29
Allscripts Healthcare Solutions, Inc.*	3	29
TiVo Corp.	3	28
CEVA, Inc.*	1	27
Electronics for Imaging, Inc.*	1	27
Cray, Inc.*	1	26
MaxLinear, Inc. — Class A*	1	26
Lattice Semiconductor Corp.*	2	24
Stratasys Ltd.*	1	24
Xperi Corp.	1	23
3D Systems Corp.*,1	2	21
Rambus, Inc.*	2	21
Pitney Bowes, Inc.	3	21
Axcelis Technologies, Inc.*	1	20
Monotype Imaging Holdings, Inc.	1	20
Photronics, Inc.*	2	19
Amkor Technology, Inc.*	2	17
MACOM Technology Solutions Holdings, Inc.*	1	17
FormFactor, Inc.*	1	16
Cision Ltd.*	1	14
Evolent Health, Inc. — Class A*	1	12
Inovalon Holdings, Inc. — Class A*	1	12
Unisys Corp.*	1	12
Diebold Nixdorf, Inc.*	1	11
Glu Mobile, Inc.*	1	11
Veeco Instruments, Inc.*	1	11
Ultra Clean Holdings, Inc.*	1	10
KeyW Holding Corp.*	1	9
Immersion Corp.*	1	8
Avid Technology, Inc.*	1	7
InnerWorkings, Inc.*	2	7
Exela Technologies, Inc.*	2	7
MobileIron, Inc.*	1	5
Maxwell Technologies, Inc.*	1	4
USA Technologies, Inc.*	1	4
Castlight Health, Inc. — Class B*	1	4
Remark Holdings, Inc.*	1	2
Kopin Corp.*	1	1
Total Technology		3,967
Communications - 0.1%
Etsy, Inc.*	3	203
ViaSat, Inc.*	2	155
Ciena Corp.*	3	112
Cogent Communications Holdings, Inc.	2	109
Nexstar Media Group, Inc. — Class A	1	108
New York Times Co. — Class A	3	99
Shenandoah Telecommunications Co.	2	89

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Communications - 0.1% (continued)
World Wrestling Entertainment, Inc. — Class A	1	$87
Tucows, Inc. — Class A*	1	81
Sinclair Broadcast Group, Inc. — Class A	2	77
TEGNA, Inc.	5	70
Yelp, Inc. — Class A*	2	69
InterDigital, Inc.	1	66
Roku, Inc.*	1	65
Viavi Solutions, Inc.*	5	62
Preformed Line Products Co.	1	53
Iridium Communications, Inc.*	2	53
Vonage Holdings Corp.*	5	50
MSG Networks, Inc. — Class A*	2	44
Liberty Expedia Holdings, Inc. — Class A*	1	43
Shutterfly, Inc.*	1	41
Cargurus, Inc.*	1	40
Liberty Latin America Ltd. — Class C*	2	39
Liberty Latin America Ltd. — Class A*	2	39
GTT Communications, Inc.*	1	35
NIC, Inc.	2	34
Groupon, Inc. — Class A*	9	32
Liberty Media Corporation-Liberty Braves — Class C*	1	28
ADTRAN, Inc.	2	27
Boingo Wireless, Inc.*	1	23
Finisar Corp.*	1	23
Cars.com, Inc.*	1	23
Gray Television, Inc.*	1	21
Gannett Company, Inc.	2	21
EW Scripps Co. — Class A	1	21
8x8, Inc.*	1	20
Quotient Technology, Inc.*	2	20
Intelsat S.A.*	1	16
Extreme Networks, Inc.*	2	15
Endurance International Group Holdings, Inc.*	2	14
Hemisphere Media Group, Inc.*	1	14
National CineMedia, Inc.	2	14
Spok Holdings, Inc.	1	14
ORBCOMM, Inc.*	2	14
Travelzoo*	1	13
TrueCar, Inc.*	2	13
Telaria, Inc.*	2	13
CalAmp Corp.*	1	13
Consolidated Communications Holdings, Inc.	1	11
New Media Investment Group, Inc.	1	11
Entercom Communications Corp. — Class A	2	10
Cincinnati Bell, Inc.*	1	9
WideOpenWest, Inc.*	1	9
Infinera Corp.*	2	9
Liquidity Services, Inc.*	1	8
Calix, Inc.*	1	8
Houghton Mifflin Harcourt Co.*	1	7
A10 Networks, Inc.*	1	7
Zix Corp.*	1	7
VirnetX Holding Corp.*	1	6
Harmonic, Inc.*	1	5
Ribbon Communications, Inc.*	1	5
Meet Group, Inc.*	1	5
Internap Corp.*	1	5
Gogo, Inc.*	1	4
Maxar Technologies, Inc.	1	4
Central European Media Enterprises Ltd. — Class A*	1	4
NII Holdings, Inc.*	2	4
Entravision Communications Corp. — Class A	1	3
Limelight Networks, Inc.*	1	3
HC2 Holdings, Inc.*	1	2
MDC Partners, Inc. — Class A*	1	2
Frontier Communications Corp.*	1	2
Total Communications		2,485
Utilities - 0.1%
Spire, Inc.	2	165
ALLETE, Inc.	2	164
Black Hills Corp.	2	148
El Paso Electric Co.	2	118
Portland General Electric Co.	2	104
New Jersey Resources Corp.	2	100
IDACORP, Inc.	1	100
PNM Resources, Inc.	2	95
ONE Gas, Inc.	1	89
Southwest Gas Holdings, Inc.	1	82
Avista Corp.	2	81
NorthWestern Corp.	1	70
MGE Energy, Inc.	1	68
South Jersey Industries, Inc.	2	64
Ormat Technologies, Inc.	1	55
California Water Service Group	1	54
Unitil Corp.	1	54
Clearway Energy, Inc. — Class C	1	15
PICO Holdings, Inc.*	1	10
Atlantic Power Corp.*	2	5
Total Utilities		1,641
Energy - 0.1%
PDC Energy, Inc.*	2	81
Delek US Holdings, Inc.	2	73
California Resources Corp.*	2	51
Southwestern Energy Co.*	10	47
Dril-Quip, Inc.*	1	46
Pattern Energy Group, Inc. — Class A	2	44
Matador Resources Co.*	2	39
MRC Global, Inc.*	2	35
US Silica Holdings, Inc.	2	35
Rowan Companies plc — Class A*	3	32
Oceaneering International, Inc.*	2	32
Warrior Met Coal, Inc.	1	30
Callon Petroleum Co.*	4	30
Oasis Petroleum, Inc.*	5	30
SemGroup Corp. — Class A	2	29
Archrock, Inc.	3	29
TPI Composites, Inc.*	1	29
Unit Corp.*	2	29

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 2.0% (continued)
Energy - 0.1% (continued)
Peabody Energy Corp.	1	$28
NOW, Inc.*	2	28
TerraForm Power, Inc. — Class A	2	28
SRC Energy, Inc.*	5	26
KLX Energy Services Holdings, Inc.*	1	25
Gulfport Energy Corp.*	3	24
Helix Energy Solutions Group, Inc.*	3	24
Bonanza Creek Energy, Inc.*	1	23
ProPetro Holding Corp.*	1	23
McDermott International, Inc.*	3	22
Renewable Energy Group, Inc.*	1	22
Keane Group, Inc.*	2	22
Jagged Peak Energy, Inc.*,1	2	21
Enphase Energy, Inc.*,1	2	18
SunCoke Energy, Inc.*	2	17
Oil States International, Inc.*	1	17
Green Plains, Inc.	1	17
Solaris Oilfield Infrastructure, Inc. — Class A	1	16
C&J Energy Services, Inc.*	1	16
Liberty Oilfield Services, Inc. — Class A	1	15
Noble Corporation plc*	5	14
Denbury Resources, Inc.*	7	14
Sunrun, Inc.*	1	14
Superior Energy Services, Inc.*	3	14
Carrizo Oil & Gas, Inc.*	1	12
Frank's International N.V.*	2	12
Select Energy Services, Inc. — Class A*	1	12
Plug Power, Inc.*	5	12
Advanced Emissions Solutions, Inc.	1	12
Tellurian, Inc.*	1	11
Diamond Offshore Drilling, Inc.*	1	11
Laredo Petroleum, Inc.*	3	9
Newpark Resources, Inc.*	1	9
SandRidge Energy, Inc.*	1	8
W&T Offshore, Inc.*	1	7
Clean Energy Fuels Corp.*	2	6
Ring Energy, Inc.*	1	6
Ramaco Resources, Inc.*	1	6
Northern Oil and Gas, Inc.*	2	6
Forum Energy Technologies, Inc.*	1	5
TETRA Technologies, Inc.*	2	5
HighPoint Resources Corp.*	2	4
Flotek Industries, Inc.*	1	3
Dawson Geophysical Co.*	1	3
Halcon Resources Corp.*	2	3
Abraxas Petroleum Corp.*	2	3
Ultra Petroleum Corp.*	3	2
Pioneer Energy Services Corp.*	1	2
Lilis Energy, Inc.*	1	1
Zion Oil & Gas, Inc.*	1	1
Approach Resources, Inc.*	1	–
Alta Mesa Resources, Inc. — Class A*	1	–
EP Energy Corp. — Class A*	1	–
FuelCell Energy, Inc.*	1	–
Total Energy		1,380
Basic Materials - 0.1%
Rogers Corp.*	1	159
Ingevity Corp.*	1	106
Carpenter Technology Corp.	2	92
Stepan Co.	1	87
Allegheny Technologies, Inc.*	3	77
Sensient Technologies Corp.	1	68
Cleveland-Cliffs, Inc.	6	60
PolyOne Corp.	2	59
Materion Corp.	1	57
Compass Minerals International, Inc.	1	54
HB Fuller Co.	1	49
Codexis, Inc.*	2	41
Livent Corp.*	3	37
Commercial Metals Co.	2	34
Kraton Corp.*	1	32
Innophos Holdings, Inc.	1	30
GCP Applied Technologies, Inc.*	1	29
Rayonier Advanced Materials, Inc.	2	27
Tronox Holdings plc — Class A	2	26
Verso Corp. — Class A*	1	22
Ferro Corp.*	1	19
Hecla Mining Co.	8	19
Century Aluminum Co.*	2	18
AK Steel Holding Corp.*	6	16
PQ Group Holdings, Inc.*	1	15
PH Glatfelter Co.	1	14
Coeur Mining, Inc.*	2	8
OMNOVA Solutions, Inc.*	1	7
Gold Resource Corp.	1	4
Intrepid Potash, Inc.*	1	4
Energy Fuels, Inc.*	1	3
Marrone Bio Innovations, Inc.*	2	3
Uranium Energy Corp.*	2	3
Total Basic Materials		1,279
Total Common Stocks
(Cost $25,857)		37,466

WARRANTS†††,2 - 0.0%
Imperial Holdings, Inc.*
$10.75, 10/06/19	1	–
Total Warrants
(Cost $–)		–

RIGHTS†††,2 - 0.0%
A Schulman, Inc.*	20	–
Omthera Pharmaceuticals, Inc.*	10	–
Tobira Therapeutics, Inc.*	7	–

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
RIGHTS†††,2 - 0.0% (continued)
Nexstar Media Group, Inc.*	207	$–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 57.1%
Guggenheim Strategy Fund II3	28,356	703,500
Guggenheim Ultra Short Duration Fund - Institutional Class[3]	36,576	364,666
Total Mutual Funds
(Cost $1,067,282)		1,068,166

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.0%
Farmer Mac
2.36% due 04/02/19[4]	$250,000	249,984
Federal Home Loan Bank
2.06% due 04/01/19[4]	200,000	200,000
Total Federal Agency Discount Notes
(Cost $449,984)		449,984

REPURCHASE AGREEMENTS††,5 - 22.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[6]	288,438	288,438
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[6]	72,110	72,110
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[6]	64,587	64,587
Total Repurchase Agreements
(Cost $425,135)		425,135

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	87	$87
Total Securities Lending Collateral
(Cost $87)		87
Total Investments - 105.8%
(Cost $1,968,345)		$1,980,838
Other Assets & Liabilities, net - (5.8)%		(108,596)
Total Net Assets - 100.0%		$1,872,242

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.26%	At Maturity	04/29/19	1,202	$1,850,336	$13,908
Barclays Bank plc	Russell 2000 Index	2.41%	At Maturity	04/30/19	771	1,186,580	13,493
BNP Paribas	Russell 2000 Index	2.50%	At Maturity	04/29/19	443	682,478	7,761
						$3,719,394	$35,162

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$37,466	$—	$—		$37,466
Warrants	—	—	—	*	—
Rights	—	—	—	*	—
Mutual Funds	1,068,166	—	—		1,068,166
Federal Agency Discount Notes	—	449,984	—		449,984
Repurchase Agreements	—	425,135	—		425,135
Securities Lending Collateral	87	—	—		87
Equity Index Swap Agreements**	—	35,162	—		35,162
Total Assets	$1,105,719	$910,281	$—		$2,016,000

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:
Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$448,611	$754,646	$(500,000)	$(1,929)	$2,172	$703,500	28,356	$4,700
Guggenheim Ultra Short Duration Fund - Institutional Class	459,770	853,979	(950,000)	317	600	364,666	36,576	4,029
	$908,381	$1,608,625	$(1,450,000)	$(1,612)	$2,772	$1,068,166		$8,729

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 30.3%
Consumer, Non-cyclical - 6.8%
Johnson & Johnson	1,264	$176,695
Procter & Gamble Co.	1,186	123,403
UnitedHealth Group, Inc.	453	112,009
Pfizer, Inc.	2,632	111,781
Merck & Company, Inc.	1,224	101,800
Coca-Cola Co.	1,824	85,473
PepsiCo, Inc.	666	81,618
Abbott Laboratories	833	66,590
Philip Morris International, Inc.	737	65,143
Medtronic plc	635	57,836
PayPal Holdings, Inc.*	556	57,735
AbbVie, Inc.	696	56,091
Amgen, Inc.	295	56,044
Eli Lilly & Co.	408	52,942
Thermo Fisher Scientific, Inc.	190	52,007
Altria Group, Inc.	889	51,055
Danaher Corp.	299	39,474
Gilead Sciences, Inc.	605	39,331
Bristol-Myers Squibb Co.	774	36,928
Anthem, Inc.	121	34,725
Mondelez International, Inc. — Class A	685	34,195
CVS Health Corp.	616	33,221
Automatic Data Processing, Inc.	207	33,066
Becton Dickinson and Co.	127	31,716
Celgene Corp.*	333	31,415
Intuitive Surgical, Inc.*	54	30,811
Cigna Corp.	181	29,108
Stryker Corp.	146	28,838
Colgate-Palmolive Co.	410	28,102
Boston Scientific Corp.*	656	25,177
S&P Global, Inc.	117	24,634
Zoetis, Inc.	228	22,953
Vertex Pharmaceuticals, Inc.*	121	22,258
Biogen, Inc.*	93	21,983
Allergan plc	148	21,669
Illumina, Inc.*	69	21,438
Ecolab, Inc.	121	21,361
Kimberly-Clark Corp.	163	20,196
Edwards Lifesciences Corp.*	99	18,942
Baxter International, Inc.	226	18,376
Estee Lauder Companies, Inc. — Class A	104	17,217
Humana, Inc.	64	17,024
HCA Healthcare, Inc.	127	16,558
Regeneron Pharmaceuticals, Inc.*	37	15,193
Sysco Corp.	223	14,887
General Mills, Inc.	282	14,593
Alexion Pharmaceuticals, Inc.*	107	14,464
Moody's Corp.	78	14,125
Constellation Brands, Inc. — Class A	79	13,851
Zimmer Biomet Holdings, Inc.	97	12,387
Archer-Daniels-Midland Co.	266	11,473
IQVIA Holdings, Inc.*	75	10,789
McKesson Corp.	92	10,769
Centene Corp.*	196	10,408
Verisk Analytics, Inc. — Class A	77	10,241
Global Payments, Inc.	75	10,239
Monster Beverage Corp.*	186	10,152
FleetCor Technologies, Inc.*	41	10,110
Clorox Co.	61	9,788
Tyson Foods, Inc. — Class A	140	9,720
Align Technology, Inc.*	34	9,667
Kraft Heinz Co.	295	9,632
IHS Markit Ltd.*	173	9,408
Kroger Co.	378	9,299
IDEXX Laboratories, Inc.*	41	9,167
McCormick & Company, Inc.	58	8,737
Church & Dwight Company, Inc.	117	8,334
Cintas Corp.	41	8,287
Hershey Co.	66	7,579
Total System Services, Inc.	77	7,316
Incyte Corp.*	85	7,311
Laboratory Corporation of America Holdings*	47	7,190
ResMed, Inc.	68	7,070
Teleflex, Inc.	23	6,950
Mylan N.V.*	244	6,915
Equifax, Inc.	58	6,873
Cardinal Health, Inc.	142	6,837
Kellogg Co.	119	6,828
Cooper Companies, Inc.	23	6,812
Gartner, Inc.*	43	6,522
WellCare Health Plans, Inc.*	24	6,474
Conagra Brands, Inc.	231	6,408
JM Smucker Co.	54	6,291
Varian Medical Systems, Inc.*	44	6,236
Hologic, Inc.*	127	6,147
ABIOMED, Inc.*	21	5,997
AmerisourceBergen Corp. — Class A	74	5,884
Hormel Foods Corp.	130	5,819
Quest Diagnostics, Inc.	63	5,665
Universal Health Services, Inc. — Class B	41	5,484
Molson Coors Brewing Co. — Class B	90	5,368
Dentsply Sirona, Inc.	105	5,207
Lamb Weston Holdings, Inc.	69	5,171
Avery Dennison Corp.	40	4,520
United Rentals, Inc.*	39	4,456
Henry Schein, Inc.*	72	4,328
Brown-Forman Corp. — Class B	78	4,117
Nielsen Holdings plc	170	4,024
Robert Half International, Inc.	56	3,649
Campbell Soup Co.	92	3,508
DaVita, Inc.*	60	3,257
Rollins, Inc.	70	2,913
Perrigo Company plc	59	2,841
Nektar Therapeutics*	83	2,789
Quanta Services, Inc.	67	2,529
Coty, Inc. — Class A1	214	2,461
H&R Block, Inc.	97	2,322
Total Consumer, Non-cyclical		2,512,726
Financial - 5.3%
Berkshire Hathaway, Inc. — Class B*	922	185,221
JPMorgan Chase & Co.	1,545	156,400

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Financial - 5.3% (continued)
Visa, Inc. — Class A	830	$129,638
Bank of America Corp.	4,259	117,506
Mastercard, Inc. — Class A	427	100,537
Wells Fargo & Co.	1,940	93,741
Citigroup, Inc.	1,114	69,313
American Tower Corp. — Class A REIT	208	40,988
American Express Co.	329	35,960
U.S. Bancorp	714	34,408
Goldman Sachs Group, Inc.	162	31,102
Chubb Ltd.	218	30,537
CME Group, Inc. — Class A	169	27,814
Simon Property Group, Inc. REIT	146	26,603
PNC Financial Services Group, Inc.	215	26,372
Morgan Stanley	616	25,995
Crown Castle International Corp. REIT	198	25,344
BlackRock, Inc. — Class A	58	24,787
Charles Schwab Corp.	563	24,074
Marsh & McLennan Companies, Inc.	239	22,442
Prologis, Inc. REIT	299	21,513
Bank of New York Mellon Corp.	417	21,029
Intercontinental Exchange, Inc.	270	20,558
Progressive Corp.	277	19,969
MetLife, Inc.	454	19,327
Aon plc	113	19,289
Capital One Financial Corp.	222	18,135
Equinix, Inc. REIT	40	18,126
Aflac, Inc.	356	17,800
American International Group, Inc.	412	17,741
Prudential Financial, Inc.	193	17,733
Travelers Companies, Inc.	124	17,008
BB&T Corp.	362	16,844
Public Storage REIT	73	15,898
Allstate Corp.	157	14,786
Welltower, Inc. REIT	182	14,123
Equity Residential REIT	175	13,181
AvalonBay Communities, Inc. REIT	65	13,047
SunTrust Banks, Inc.	210	12,443
Digital Realty Trust, Inc. REIT	99	11,781
State Street Corp.	179	11,780
T. Rowe Price Group, Inc.	112	11,213
Discover Financial Services	155	11,030
Ventas, Inc. REIT	169	10,784
Willis Towers Watson plc	61	10,715
Realty Income Corp. REIT	144	10,593
SBA Communications Corp. REIT*	53	10,582
M&T Bank Corp.	66	10,363
Synchrony Financial	311	9,921
Boston Properties, Inc. REIT	73	9,773
Northern Trust Corp.	104	9,403
Weyerhaeuser Co. REIT	355	9,351
Fifth Third Bancorp	363	9,155
Essex Property Trust, Inc. REIT[1]	31	8,966
Hartford Financial Services Group, Inc.	170	8,452
Ameriprise Financial, Inc.	64	8,198
First Republic Bank	78	7,836
KeyCorp	480	7,560
Alexandria Real Estate Equities, Inc. REIT	53	7,556
CBRE Group, Inc. — Class A*	148	7,318
Citizens Financial Group, Inc.	219	7,118
HCP, Inc. REIT	226	7,074
Regions Financial Corp.	482	6,820
Arthur J Gallagher & Co.	87	6,795
Host Hotels & Resorts, Inc. REIT	350	6,615
Extra Space Storage, Inc. REIT	62	6,318
Huntington Bancshares, Inc.	496	6,289
Loews Corp.	130	6,231
Cincinnati Financial Corp.	72	6,185
Principal Financial Group, Inc.	123	6,173
UDR, Inc. REIT	131	5,955
Mid-America Apartment Communities, Inc. REIT	54	5,904
Lincoln National Corp.	97	5,694
Vornado Realty Trust REIT	83	5,598
SVB Financial Group*	25	5,559
Comerica, Inc.	75	5,499
E*TRADE Financial Corp.	117	5,432
Regency Centers Corp. REIT	79	5,332
Duke Realty Corp. REIT	171	5,229
Cboe Global Markets, Inc.	53	5,058
Iron Mountain, Inc. REIT	137	4,858
Federal Realty Investment Trust REIT	35	4,825
Raymond James Financial, Inc.	60	4,825
Nasdaq, Inc.	55	4,812
Franklin Resources, Inc.	140	4,640
Everest Re Group Ltd.	19	4,103
Alliance Data Systems Corp.	23	4,024
Torchmark Corp.	49	4,015
Zions Bancorp North America	88	3,996
Western Union Co.	207	3,823
Apartment Investment & Management Co. — Class A REIT	75	3,751
Kimco Realty Corp. REIT	199	3,682
Invesco Ltd.	189	3,650
SL Green Realty Corp. REIT	40	3,597
Unum Group	101	3,417
People's United Financial, Inc.	180	2,959
Assurant, Inc.	29	2,752
Affiliated Managers Group, Inc.	25	2,678
Jefferies Financial Group, Inc.	126	2,368
Macerich Co. REIT	52	2,254
Brighthouse Financial, Inc.*	55	1,996
Total Financial		1,957,565
Technology - 5.0%
Microsoft Corp.	3,637	428,948
Apple, Inc.	2,122	403,074
Intel Corp.	2,132	114,489
Oracle Corp.	1,208	64,882
Adobe, Inc.*	230	61,293
International Business Machines Corp.	423	59,685
salesforce.com, Inc.*	363	57,488

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Technology - 5.0% (continued)
Broadcom, Inc.	189	$56,834
Accenture plc — Class A	302	53,158
NVIDIA Corp.	288	51,713
Texas Instruments, Inc.	444	47,095
QUALCOMM, Inc.	574	32,735
Intuit, Inc.	123	32,153
Micron Technology, Inc.*	531	21,946
Cognizant Technology Solutions Corp. — Class A	272	19,707
Analog Devices, Inc.	174	18,317
Applied Materials, Inc.	450	17,847
Fidelity National Information Services, Inc.	155	17,530
Fiserv, Inc.*	187	16,508
Activision Blizzard, Inc.	362	16,482
Autodesk, Inc.*	105	16,361
Red Hat, Inc.*	85	15,529
Xilinx, Inc.	119	15,088
Electronic Arts, Inc.*	143	14,533
HP, Inc.	728	14,145
Lam Research Corp.	72	12,889
Paychex, Inc.	152	12,190
Advanced Micro Devices, Inc.*	418	10,668
Hewlett Packard Enterprise Co.	652	10,060
KLA-Tencor Corp.	78	9,314
Microchip Technology, Inc.[1]	112	9,292
Cerner Corp.*	155	8,868
Cadence Design Systems, Inc.*	133	8,447
Synopsys, Inc.*	71	8,176
DXC Technology Co.	127	8,167
NetApp, Inc.	117	8,113
MSCI, Inc. — Class A	40	7,954
ANSYS, Inc.*	40	7,308
Skyworks Solutions, Inc.	84	6,928
Maxim Integrated Products, Inc.	130	6,912
Western Digital Corp.	137	6,584
Citrix Systems, Inc.	59	5,880
Seagate Technology plc	122	5,843
Fortinet, Inc.*	69	5,794
Broadridge Financial Solutions, Inc.	55	5,703
Akamai Technologies, Inc.*	78	5,593
Take-Two Interactive Software, Inc.*	54	5,096
Jack Henry & Associates, Inc.	36	4,995
Qorvo, Inc.*	58	4,160
Xerox Corp.	95	3,038
IPG Photonics Corp.*	18	2,732
Total Technology		1,858,244
Communications - 4.5%
Amazon.com, Inc.*	195	347,246
Facebook, Inc. — Class A*	1,131	188,526
Alphabet, Inc. — Class C*	147	172,477
Alphabet, Inc. — Class A*	142	167,118
Verizon Communications, Inc.	1,957	115,717
Cisco Systems, Inc.	2,086	112,623
AT&T, Inc.	3,452	108,255
Walt Disney Co.	825	91,645
Comcast Corp. — Class A	2,141	85,597
Netflix, Inc.*	207	73,808
Booking Holdings, Inc.*	22	38,388
Charter Communications, Inc. — Class A*	83	28,794
eBay, Inc.	408	15,153
Corning, Inc.	373	12,346
Twitter, Inc.*	346	11,377
Motorola Solutions, Inc.	78	10,953
VeriSign, Inc.*	50	9,078
CBS Corp. — Class B	166	7,890
Arista Networks, Inc.*	25	7,861
Omnicom Group, Inc.	107	7,810
Symantec Corp.	303	6,966
Expedia Group, Inc.	56	6,664
Fox Corp. — Class A*	167	6,131
CenturyLink, Inc.	450	5,396
F5 Networks, Inc.*	30	4,708
Viacom, Inc. — Class B	167	4,688
Juniper Networks, Inc.	166	4,394
Discovery, Inc. — Class C*	172	4,372
Interpublic Group of Companies, Inc.	182	3,824
DISH Network Corp. — Class A*	110	3,486
Fox Corp. — Class B*	78	2,787
TripAdvisor, Inc.*	49	2,521
News Corp. — Class A	182	2,264
Discovery, Inc. — Class A*,1	75	2,026
News Corp. — Class B	60	749
Total Communications		1,673,638
Industrial - 2.8%
Boeing Co.	249	94,974
Union Pacific Corp.	343	57,350
3M Co.	273	56,724
Honeywell International, Inc.	345	54,827
United Technologies Corp.	385	49,623
General Electric Co.	4,127	41,229
United Parcel Service, Inc. — Class B	331	36,986
Caterpillar, Inc.	272	36,853
Lockheed Martin Corp.	116	34,818
CSX Corp.	366	27,384
Raytheon Co.	134	24,399
Deere & Co.	150	23,976
Norfolk Southern Corp.	127	23,735
General Dynamics Corp.	129	21,837
Northrop Grumman Corp.	80	21,568
FedEx Corp.	114	20,681
Illinois Tool Works, Inc.	144	20,668
Emerson Electric Co.	291	19,925
Waste Management, Inc.	185	19,223
Roper Technologies, Inc.	49	16,757
Eaton Corporation plc	200	16,112
Johnson Controls International plc	433	15,995
Amphenol Corp. — Class A	141	13,316
TE Connectivity Ltd.	160	12,920
Ingersoll-Rand plc	115	12,414
Agilent Technologies, Inc.	152	12,218
Fortive Corp.	139	11,661
Cummins, Inc.	68	10,735
Parker-Hannifin Corp.	62	10,641
TransDigm Group, Inc.*	23	10,442
Rockwell Automation, Inc.	57	10,001

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Industrial - 2.8% (continued)
Stanley Black & Decker, Inc.	72	$9,804
Ball Corp.	158	9,142
AMETEK, Inc.	108	8,961
Harris Corp.	56	8,944
Mettler-Toledo International, Inc.*	12	8,676
Waters Corp.*	34	8,558
Republic Services, Inc. — Class A	104	8,360
Keysight Technologies, Inc.*	89	7,761
L3 Technologies, Inc.	37	7,636
Vulcan Materials Co.	62	7,341
Xylem, Inc.	85	6,718
Dover Corp.	69	6,472
Expeditors International of Washington, Inc.	82	6,224
Martin Marietta Materials, Inc.	29	5,834
CH Robinson Worldwide, Inc.	65	5,654
Textron, Inc.	111	5,623
Kansas City Southern	48	5,567
Masco Corp.	139	5,464
PerkinElmer, Inc.	53	5,107
Garmin Ltd.	58	5,008
Wabtec Corp.	66	4,866
Westrock Co.	121	4,640
Packaging Corporation of America	45	4,472
J.B. Hunt Transport Services, Inc.	43	4,355
Huntington Ingalls Industries, Inc.	21	4,351
Snap-on, Inc.	27	4,226
Jacobs Engineering Group, Inc.	56	4,211
Allegion plc	45	4,082
Arconic, Inc.	205	3,917
AO Smith Corp.	67	3,572
Sealed Air Corp.	74	3,409
Pentair plc	75	3,338
Fortune Brands Home & Security, Inc.	67	3,190
FLIR Systems, Inc.	65	3,093
Flowserve Corp.	62	2,799
Fluor Corp.	67	2,465
Total Industrial		1,043,832
Consumer, Cyclical - 2.6%
Home Depot, Inc.	536	102,853
McDonald's Corp.	363	68,934
Walmart, Inc.	675	65,833
Costco Wholesale Corp.	209	50,607
NIKE, Inc. — Class B	597	50,273
Starbucks Corp.	589	43,786
Lowe's Companies, Inc.	379	41,489
TJX Companies, Inc.	587	31,234
Walgreens Boots Alliance, Inc.	381	24,106
General Motors Co.	622	23,076
Target Corp.	248	19,905
Marriott International, Inc. — Class A	134	16,762
Ross Stores, Inc.	176	16,386
Ford Motor Co.	1,852	16,261
Delta Air Lines, Inc.	293	15,133
Dollar General Corp.	124	14,793
Yum! Brands, Inc.	145	14,472
O'Reilly Automotive, Inc.*	37	14,367
VF Corp.	154	13,384
AutoZone, Inc.*	12	12,289
Southwest Airlines Co.	235	12,199
Dollar Tree, Inc.*	113	11,870
Hilton Worldwide Holdings, Inc.	139	11,552
PACCAR, Inc.	165	11,243
Aptiv plc	124	9,857
Carnival Corp.	190	9,637
Ulta Beauty, Inc.*	27	9,416
Royal Caribbean Cruises Ltd.	81	9,284
Fastenal Co.	137	8,811
United Continental Holdings, Inc.*	107	8,537
Chipotle Mexican Grill, Inc. — Class A*	12	8,524
Best Buy Company, Inc.	111	7,888
Genuine Parts Co.	69	7,730
Darden Restaurants, Inc.	59	7,167
DR Horton, Inc.	162	6,704
Lennar Corp. — Class A	136	6,676
WW Grainger, Inc.	22	6,620
MGM Resorts International	242	6,210
American Airlines Group, Inc.	190	6,034
Advance Auto Parts, Inc.	34	5,798
Copart, Inc.*	95	5,756
Norwegian Cruise Line Holdings Ltd.*	104	5,716
CarMax, Inc.*	80	5,584
Tractor Supply Co.	57	5,572
Wynn Resorts Ltd.	46	5,489
Tiffany & Co.	51	5,383
Kohl's Corp.	78	5,364
Hasbro, Inc.	55	4,676
Tapestry, Inc.	138	4,484
Nordstrom, Inc.	101	4,482
PVH Corp.	36	4,390
LKQ Corp.*	149	4,229
Whirlpool Corp.	30	3,987
BorgWarner, Inc.	99	3,802
Mohawk Industries, Inc.*	29	3,658
Macy's, Inc.	146	3,508
PulteGroup, Inc.	120	3,355
Capri Holdings Ltd.*	73	3,340
Foot Locker, Inc.	54	3,272
Alaska Air Group, Inc.	58	3,255
Ralph Lauren Corp. — Class A	25	3,242
Hanesbrands, Inc.	171	3,058
L Brands, Inc.	108	2,979
Newell Brands, Inc.	184	2,823
Harley-Davidson, Inc.	76	2,710
Gap, Inc.	101	2,644
Leggett & Platt, Inc.	62	2,617
Mattel, Inc.*	163	2,119
Under Armour, Inc. — Class A*	89	1,882
Under Armour, Inc. — Class C*	91	1,717
Total Consumer, Cyclical		942,793
Energy - 1.6%
Exxon Mobil Corp.	2,008	162,247

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 30.3% (continued)
Energy - 1.6% (continued)
Chevron Corp.	897	$110,493
ConocoPhillips	537	35,839
Schlumberger Ltd.	656	28,582
EOG Resources, Inc.	274	26,079
Occidental Petroleum Corp.	356	23,567
Marathon Petroleum Corp.	319	19,092
Phillips 66	199	18,939
Kinder Morgan, Inc.	923	18,469
Valero Energy Corp.	198	16,796
Williams Companies, Inc.	574	16,486
ONEOK, Inc.	195	13,619
Halliburton Co.	413	12,101
Pioneer Natural Resources Co.	79	12,030
Anadarko Petroleum Corp.	238	10,824
Concho Resources, Inc.	95	10,541
Diamondback Energy, Inc.	73	7,412
Hess Corp.	121	7,288
Baker Hughes a GE Co.	244	6,764
Devon Energy Corp.	208	6,565
Marathon Oil Corp.	389	6,500
Apache Corp.	179	6,204
Noble Energy, Inc.	230	5,688
Cabot Oil & Gas Corp. — Class A	201	5,246
National Oilwell Varco, Inc.	181	4,822
TechnipFMC plc	203	4,774
HollyFrontier Corp.	74	3,646
Cimarex Energy Co.	48	3,355
Helmerich & Payne, Inc.	52	2,889
Total Energy		606,857
Utilities - 1.0%
NextEra Energy, Inc.	227	43,884
Duke Energy Corp.	345	31,050
Dominion Energy, Inc.	379	29,054
Southern Co.	488	25,220
Exelon Corp.	460	23,060
American Electric Power Company, Inc.	233	19,514
Sempra Energy	129	16,236
Public Service Enterprise Group, Inc.	240	14,258
Xcel Energy, Inc.	245	13,771
Consolidated Edison, Inc.	153	12,976
WEC Energy Group, Inc.	149	11,783
PPL Corp.	342	10,855
DTE Energy Co.	86	10,728
Eversource Energy	150	10,642
FirstEnergy Corp.	238	9,903
Edison International	154	9,536
American Water Works Company, Inc.	87	9,071
Entergy Corp.	90	8,607
Ameren Corp.	117	8,605
CMS Energy Corp.	135	7,498
CenterPoint Energy, Inc.	238	7,306
Evergy, Inc.	120	6,966
AES Corp.	314	5,677
Atmos Energy Corp.	55	5,661
NRG Energy, Inc.	133	5,650
Alliant Energy Corp.	114	5,373
Pinnacle West Capital Corp.	54	5,161
NiSource, Inc.	176	5,044
Total Utilities		373,089
Basic Materials - 0.7%
DowDuPont, Inc.	1,064	56,722
Linde plc	260	45,742
Air Products & Chemicals, Inc.	104	19,860
Sherwin-Williams Co.	39	16,798
PPG Industries, Inc.	112	12,641
LyondellBasell Industries N.V. — Class A	144	12,107
Newmont Mining Corp.	252	9,014
Freeport-McMoRan, Inc.	686	8,843
International Paper Co.	189	8,745
Nucor Corp.	145	8,461
International Flavors & Fragrances, Inc.	49	6,311
Celanese Corp. — Class A	60	5,917
Eastman Chemical Co.	66	5,008
FMC Corp.	64	4,916
Mosaic Co.	167	4,561
CF Industries Holdings, Inc.	105	4,292
Albemarle Corp.	50	4,099
Total Basic Materials		234,037
Total Common Stocks
(Cost $10,525,557)		11,202,781

MUTUAL FUNDS† - 52.8%
Guggenheim Strategy Fund II2	401,878	9,970,586
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	954,143	9,512,809
Total Mutual Funds
(Cost $19,531,982)		19,483,395

	Face Amount
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bills
2.39% due 05/07/19[3,4]	$2,180,000	2,174,798
2.31% due 04/02/19[4,5]	442,000	441,971
Total U.S. Treasury Bills
(Cost $2,616,769)		2,616,769

REPURCHASE AGREEMENTS††,6 - 6.2%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[3]	1,556,006	1,556,006
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[3]	389,002	389,002
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[3]	348,420	348,420
Total Repurchase Agreements
(Cost $2,293,428)		2,293,428

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[8]	17,827	17,827
Total Securities Lending Collateral
(Cost $17,827)		17,827
Total Investments - 96.4%
(Cost $34,985,563)		$35,614,200
Other Assets & Liabilities, net - 3.6%		1,323,627
Total Net Assets - 100.0%		$36,937,827

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	66	Jun 2019	$9,365,400	$240,894

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.86%	At Maturity	04/30/19	9,944	$28,184,203	$288,663
BNP Paribas	S&P 500 Index	2.95%	At Maturity	04/29/19	7,154	20,277,727	207,684
Goldman Sachs International	S&P 500 Index	2.90%	At Maturity	04/29/19	1,748	4,954,863	27,864
						$53,416,793	$524,211

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,202,781	$—	$—	$11,202,781
Mutual Funds	19,483,395	—	—	19,483,395
U.S. Treasury Bills	—	2,616,769	—	2,616,769
Repurchase Agreements	—	2,293,428	—	2,293,428
Securities Lending Collateral	17,827	—	—	17,827
Equity Futures Contracts**	240,894	—	—	240,894
Equity Index Swap Agreements**	—	524,211	—	524,211
Total Assets	$30,944,897	$5,434,408	$—	$36,379,305

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,456,955	$518,229	$(1,000,000)	$(7,661)	$3,063	$9,970,586	401,878	$69,399
Guggenheim Ultra Short Duration Fund - Institutional Class	7,299,146	4,204,141	(2,000,000)	(9,957)	19,479	9,512,809	954,143	54,909
	$17,756,101	$4,722,370	$(3,000,000)	$(17,618)	$22,542	$19,483,395		$124,308

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 28.8%
Thermo Fisher Scientific, Inc.	2,747	$751,909
Vertex Pharmaceuticals, Inc.*	3,817	702,137
Church & Dwight Company, Inc.	7,650	544,909
WellCare Health Plans, Inc.*	1,756	473,681
Edwards Lifesciences Corp.*	2,456	469,906
Kellogg Co.	8,160	468,221
DaVita, Inc.*	8,304	450,824
Hormel Foods Corp.	10,041	449,435
Cintas Corp.	2,220	448,684
Eli Lilly & Co.	3,358	435,734
McCormick & Company, Inc.	2,778	418,450
Constellation Brands, Inc. — Class A	2,328	408,168
Gartner, Inc.*	2,675	405,744
Boston Scientific Corp.*	10,360	397,617
Intuitive Surgical, Inc.*	670	382,289
Zimmer Biomet Holdings, Inc.	2,986	381,312
Ecolab, Inc.	2,150	379,561
Monster Beverage Corp.*	6,807	371,526
Abbott Laboratories	4,640	370,921
PayPal Holdings, Inc.*	3,557	369,359
IHS Markit Ltd.*	6,771	368,207
Lamb Weston Holdings, Inc.	4,888	366,307
Global Payments, Inc.	2,428	331,471
Humana, Inc.	1,216	323,456
Pfizer, Inc.	6,510	276,480
HCA Healthcare, Inc.	2,119	276,276
Merck & Company, Inc.	3,020	251,173
Automatic Data Processing, Inc.	1,500	239,610
Clorox Co.	1,460	234,272
Medtronic plc	2,510	228,611
S&P Global, Inc.	1,060	223,183
Illumina, Inc.*	610	189,521
Total Consumer, Non-cyclical		12,388,954
Technology - 15.3%
salesforce.com, Inc.*	4,863	770,153
Autodesk, Inc.*	4,854	756,350
Advanced Micro Devices, Inc.*	20,507	523,339
Intuit, Inc.	1,956	511,318
Take-Two Interactive Software, Inc.*	4,493	424,004
Fortinet, Inc.*	5,009	420,606
Xilinx, Inc.	3,218	408,010
Red Hat, Inc.*	2,073	378,737
Adobe, Inc.*	1,410	375,751
ANSYS, Inc.*	2,029	370,719
Fidelity National Information Services, Inc.	2,827	319,734
Broadcom, Inc.	992	298,304
Cerner Corp.*	5,184	296,577
Akamai Technologies, Inc.*	4,026	288,704
Broadridge Financial Solutions, Inc.	2,095	217,231
NetApp, Inc.	2,988	207,188
Total Technology		6,566,725
Consumer, Cyclical - 12.1%
Ulta Beauty, Inc.*	2,852	994,578
O'Reilly Automotive, Inc.*	1,476	573,131
WW Grainger, Inc.	1,882	566,350
Tractor Supply Co.	4,321	422,421
Yum! Brands, Inc.	3,770	376,284
Chipotle Mexican Grill, Inc. — Class A*	516	366,520
VF Corp.	4,188	363,979
Dollar General Corp.	3,020	360,286
TJX Companies, Inc.	6,468	344,162
Fastenal Co.	5,266	338,657
Hilton Worldwide Holdings, Inc.	3,340	277,587
AutoZone, Inc.*	240	245,789
Total Consumer, Cyclical		5,229,744
Industrial - 11.2%
Keysight Technologies, Inc.*	11,454	998,789
CSX Corp.	11,147	834,018
Waste Management, Inc.	5,693	591,559
TransDigm Group, Inc.*	1,215	551,598
Ingersoll-Rand plc	3,047	328,924
Union Pacific Corp.	1,770	295,944
Expeditors International of Washington, Inc.	3,743	284,094
Xylem, Inc.	3,515	277,826
Boeing Co.	610	232,666
Roper Technologies, Inc.	659	225,358
AMETEK, Inc.	2,530	209,914
Total Industrial		4,830,690
Energy - 10.1%
Devon Energy Corp.	29,355	926,444
ConocoPhillips	10,029	669,335
Diamondback Energy, Inc.	6,016	610,805
HollyFrontier Corp.	9,720	478,904
Apache Corp.	13,467	466,766
Marathon Oil Corp.	27,839	465,190
Occidental Petroleum Corp.	6,110	404,482
Anadarko Petroleum Corp.	6,979	317,405
Total Energy		4,339,331
Communications - 8.7%
Netflix, Inc.*	2,343	835,420
Motorola Solutions, Inc.	3,439	482,904
Verizon Communications, Inc.	6,970	412,136
Cisco Systems, Inc.	7,010	378,470
Twitter, Inc.*	9,912	325,907
Facebook, Inc. — Class A*	1,821	303,542
Amazon.com, Inc.*	150	267,113
VeriSign, Inc.*	1,421	257,997
Alphabet, Inc. — Class C*	210	246,395
Alphabet, Inc. — Class A*	208	244,793
LogMeIn, Inc.	1	80
Total Communications		3,754,757
Financial - 8.5%
SVB Financial Group*	2,552	567,463
Welltower, Inc. REIT	6,168	478,637
Intercontinental Exchange, Inc.	6,179	470,469
U.S. Bancorp	7,527	362,726
Apartment Investment & Management Co. — Class A REIT	6,894	346,680
Cboe Global Markets, Inc.	3,279	312,948
Mastercard, Inc. — Class A	1,270	299,021
First Republic Bank	2,965	297,864
Alliance Data Systems Corp.	1,656	289,767

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 8.5% (continued)
HCP, Inc. REIT	7,447	$233,091
Total Financial		3,658,666
Utilities - 3.8%
NRG Energy, Inc.	11,321	480,916
Ameren Corp.	6,356	467,484
Pinnacle West Capital Corp.	4,047	386,812
NextEra Energy, Inc.	1,600	309,312
Total Utilities		1,644,524
Basic Materials - 1.0%
Air Products & Chemicals, Inc.	2,340	446,846
Total Common Stocks
(Cost $32,346,687)		42,860,237

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$228,397	228,397
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	57,099	57,099
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	51,143	51,143
Total Repurchase Agreements
(Cost $336,639)		336,639
Total Investments - 100.3%
(Cost $32,683,326)		$43,196,876
Other Assets & Liabilities, net - (0.3)%		(123,768)
Total Net Assets - 100.0%		$43,073,108

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,860,237	$—	$—	$42,860,237
Repurchase Agreements	—	336,639	—	336,639
Total Assets	$42,860,237	$336,639	$—	$43,196,876

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 33.9%
Prudential Financial, Inc.	6,420	$589,870
MetLife, Inc.	13,088	557,156
Unum Group	14,809	500,988
Lincoln National Corp.	8,041	472,007
Brighthouse Financial, Inc.*	12,871	467,089
Jefferies Financial Group, Inc.	24,679	463,718
Loews Corp.	9,114	436,834
Invesco Ltd.	20,042	387,011
Assurant, Inc.	4,076	386,853
Principal Financial Group, Inc.	7,260	364,379
Allstate Corp.	3,640	342,815
Citizens Financial Group, Inc.	10,485	340,762
Hartford Financial Services Group, Inc.	6,709	333,572
Everest Re Group Ltd.	1,473	318,109
Capital One Financial Corp.	3,849	314,425
Goldman Sachs Group, Inc.	1,618	310,640
Morgan Stanley	6,570	277,254
American International Group, Inc.	6,321	272,182
People's United Financial, Inc.	14,960	245,942
Synchrony Financial	7,640	243,716
Chubb Ltd.	1,722	241,218
Citigroup, Inc.	3,641	226,543
Aflac, Inc.	4,489	224,450
Travelers Companies, Inc.	1,560	213,970
Bank of America Corp.	7,718	212,940
Fifth Third Bancorp	7,814	197,069
State Street Corp.	2,870	188,875
SunTrust Banks, Inc.	3,154	186,874
Regions Financial Corp.	12,299	174,031
Bank of New York Mellon Corp.	3,295	166,167
Zions Bancorp North America	3,417	155,166
Kimco Realty Corp. REIT	7,990	147,815
Affiliated Managers Group, Inc.	1,374	147,169
KeyCorp	9,084	143,073
Wells Fargo & Co.	2,798	135,199
Raymond James Financial, Inc.	1,660	133,481
PNC Financial Services Group, Inc.	1,086	133,209
BB&T Corp.	2,515	117,023
Huntington Bancshares, Inc.	8,645	109,619
Total Financial		10,879,213
Consumer, Cyclical - 19.1%
Ford Motor Co.	76,422	670,985
Lennar Corp. — Class A	10,752	527,816
General Motors Co.	12,837	476,253
PVH Corp.	2,596	316,582
Mohawk Industries, Inc.*	2,465	310,960
Kohl's Corp.	4,471	307,471
PulteGroup, Inc.	10,886	304,372
DR Horton, Inc.	7,302	302,157
Target Corp.	3,527	283,077
Best Buy Company, Inc.	3,926	278,982
LKQ Corp.*	8,328	236,349
BorgWarner, Inc.	5,453	209,450
Gap, Inc.	7,108	186,087
PACCAR, Inc.	2,710	184,659
Whirlpool Corp.	1,380	183,388
Dollar Tree, Inc.*	1,680	176,467
American Airlines Group, Inc.	5,330	169,281
United Continental Holdings, Inc.*	2,077	165,703
Walmart, Inc.	1,406	137,127
MGM Resorts International	4,970	127,530
Walgreens Boots Alliance, Inc.	1,992	126,034
Norwegian Cruise Line Holdings Ltd.*	2,200	120,912
Alaska Air Group, Inc.	2,053	115,214
Delta Air Lines, Inc.	1,914	98,858
Carnival Corp.	1,860	94,339
Total Consumer, Cyclical		6,110,053
Consumer, Non-cyclical - 15.9%
Coty, Inc. — Class A1	51,006	586,569
Archer-Daniels-Midland Co.	10,847	467,831
Quanta Services, Inc.	12,186	459,900
Tyson Foods, Inc. — Class A	6,356	441,297
Kroger Co.	13,673	336,356
Cardinal Health, Inc.	6,806	327,709
McKesson Corp.	2,747	321,564
Molson Coors Brewing Co. — Class B	5,314	316,980
AmerisourceBergen Corp. — Class A	3,910	310,923
Allergan plc	1,885	275,983
JM Smucker Co.	1,960	228,340
CVS Health Corp.	4,116	221,976
Kraft Heinz Co.	6,420	209,613
Centene Corp.*	3,250	172,575
Laboratory Corporation of America Holdings*	991	151,603
Anthem, Inc.	498	142,916
Mylan N.V.*	4,627	131,129
Total Consumer, Non-cyclical		5,103,264
Energy - 11.4%
Baker Hughes, a GE Co.	26,297	728,953
Valero Energy Corp.	7,224	612,812
Phillips 66	4,676	445,015
TechnipFMC plc	18,624	438,036
Marathon Petroleum Corp.	6,906	413,324
Noble Energy, Inc.	11,074	273,860
National Oilwell Varco, Inc.	9,790	260,806
Chevron Corp.	1,449	178,488
Kinder Morgan, Inc.	8,819	176,468
Helmerich & Payne, Inc.	2,040	113,342
Total Energy		3,641,104
Technology - 5.8%
Hewlett Packard Enterprise Co.	28,360	437,595
Western Digital Corp.	8,469	407,020
Xerox Corp.	10,916	349,094
DXC Technology Co.	5,100	327,981
Micron Technology, Inc.*	6,190	255,833
HP, Inc.	4,750	92,292
Total Technology		1,869,815
Industrial - 5.0%
Fluor Corp.	12,569	462,539
Westrock Co.	9,515	364,900
Jacobs Engineering Group, Inc.	4,222	317,452
Johnson Controls International plc	6,424	237,303

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 5.0% (continued)
Arconic, Inc.	5,840	$111,603
Textron, Inc.	2,123	107,551
Total Industrial		1,601,348
Communications - 3.7%
CenturyLink, Inc.	25,832	309,726
AT&T, Inc.	9,165	287,414
Viacom, Inc. — Class B	7,760	217,823
DISH Network Corp. — Class A*	5,756	182,408
News Corp. — Class A	12,162	151,295
News Corp. — Class B	3,900	48,711
Total Communications		1,197,377
Utilities - 2.6%
Exelon Corp.	4,458	223,479
Edison International	2,290	141,797
Consolidated Edison, Inc.	1,500	127,215
CenterPoint Energy, Inc.	4,130	126,791
Duke Energy Corp.	1,220	109,800
Evergy, Inc.	1,753	101,762
Total Utilities		830,844
Basic Materials - 2.1%
Nucor Corp.	4,068	237,368
International Paper Co.	3,850	178,139
DowDuPont, Inc.	2,623	139,832
LyondellBasell Industries N.V. — Class A	1,430	120,235
Total Basic Materials		675,574
Total Common Stocks
(Cost $25,934,837)		31,908,592

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$173,132	173,132
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	43,283	43,283
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	38,768	38,768
Total Repurchase Agreements
(Cost $255,183)		255,183

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	597,041	597,041
Total Securities Lending Collateral
(Cost $597,041)		597,041
Total Investments - 102.2%
(Cost $26,787,061)		$32,760,816
Other Assets & Liabilities, net - (2.2)%		(699,151)
Total Net Assets - 100.0%		$32,061,665

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,908,592	$—	$—	$31,908,592
Repurchase Agreements	—	255,183	—	255,183
Securities Lending Collateral	597,041	—	—	597,041
Total Assets	$32,505,633	$255,183	$—	$32,760,816

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 30.0%
Mallinckrodt plc*	17,130	$372,406
Amedisys, Inc.*	2,730	336,500
Globus Medical, Inc. — Class A*	6,330	312,765
PRA Health Sciences, Inc.*	2,820	311,018
LiveRamp Holdings, Inc.*	4,721	257,625
Molina Healthcare, Inc.*	1,650	234,234
Avanos Medical, Inc.*	5,409	230,856
ASGN, Inc.*	3,020	191,740
Insperity, Inc.	1,520	187,963
LivaNova plc*	1,742	169,410
Post Holdings, Inc.*	1,531	167,492
Helen of Troy Ltd.*	1,370	158,865
STERIS plc	1,210	154,916
Service Corporation International	3,822	153,453
Bio-Rad Laboratories, Inc. — Class A*	480	146,727
Integra LifeSciences Holdings Corp.*	2,520	140,414
Sabre Corp.	6,410	137,110
Encompass Health Corp.	2,330	136,072
Green Dot Corp. — Class A*	2,100	127,365
Boston Beer Company, Inc. — Class A*	390	114,945
WEX, Inc.*	580	111,354
Chemed Corp.	320	102,422
Masimo Corp.*	730	100,944
Adtalem Global Education, Inc.*	2,050	94,956
Ligand Pharmaceuticals, Inc. — Class B*	730	91,768
Lancaster Colony Corp.	460	72,077
Haemonetics Corp.*	770	67,360
Weight Watchers International, Inc.*	1,670	33,651
Total Consumer, Non-cyclical		4,716,408
Consumer, Cyclical - 14.7%
Eldorado Resorts, Inc.*	9,788	457,002
Churchill Downs, Inc.	3,155	284,771
Deckers Outdoor Corp.*	1,760	258,702
Urban Outfitters, Inc.*	7,665	227,191
Scientific Games Corp. — Class A*	9,941	202,995
Live Nation Entertainment, Inc.*	2,793	177,467
Domino's Pizza, Inc.	669	172,669
Wendy's Co.	9,180	164,230
Brinker International, Inc.	3,350	148,673
Wyndham Hotels & Resorts, Inc.	2,337	116,827
Pool Corp.	588	97,002
Total Consumer, Cyclical		2,307,529
Financial - 14.2%
Primerica, Inc.	2,620	320,033
Medical Properties Trust, Inc. REIT	14,100	260,991
LendingTree, Inc.*,1	630	221,483
American Campus Communities, Inc. REIT	4,500	214,110
SLM Corp.	18,510	183,434
UMB Financial Corp.	2,731	174,893
Omega Healthcare Investors, Inc. REIT	4,580	174,727
CyrusOne, Inc. REIT	3,120	163,613
National Retail Properties, Inc. REIT	2,817	156,034
Brown & Brown, Inc.	4,502	132,854
First Financial Bankshares, Inc.	2,290	132,316
Life Storage, Inc. REIT	990	96,297
Total Financial		2,230,785
Technology - 11.0%
CommVault Systems, Inc.*	3,490	225,943
Fair Isaac Corp.*	775	210,513
MAXIMUS, Inc.	2,962	210,243
j2 Global, Inc.	2,299	199,093
Zebra Technologies Corp. — Class A*	786	164,690
PTC, Inc.*	1,690	155,784
Cypress Semiconductor Corp.	9,558	142,605
Leidos Holdings, Inc.	2,010	128,821
Ultimate Software Group, Inc.*	361	119,177
ACI Worldwide, Inc.*	2,870	94,337
Silicon Laboratories, Inc.*	982	79,405
Total Technology		1,730,611
Energy - 9.9%
Murphy Oil Corp.	10,380	304,134
CNX Resources Corp.*	26,050	280,559
QEP Resources, Inc.*	34,570	269,300
Equitrans Midstream Corp.	11,560	251,777
Callon Petroleum Co.*	30,830	232,767
Ensco plc — Class A1	57,480	225,896
Total Energy		1,564,433
Communications - 6.5%
World Wrestling Entertainment, Inc. — Class A	3,313	287,502
New York Times Co. — Class A1	7,416	243,616
Ciena Corp.*	6,130	228,894
Yelp, Inc. — Class A*	3,840	132,480
FactSet Research Systems, Inc.	505	125,376
Total Communications		1,017,868
Industrial - 6.2%
ITT, Inc.	3,606	209,148
Lennox International, Inc.	540	142,776
Kennametal, Inc.	3,280	120,540
Woodward, Inc.	1,270	120,510
Curtiss-Wright Corp.	980	111,073
Trimble, Inc.*	2,477	100,071
IDEX Corp.	620	94,079
MSA Safety, Inc.	800	82,720
Total Industrial		980,917
Basic Materials - 4.4%
Allegheny Technologies, Inc.*	12,729	325,481
Chemours Co.	6,652	247,188
RPM International, Inc.	2,150	124,786
Total Basic Materials		697,455
Utilities - 2.6%
Black Hills Corp.	2,237	165,694
National Fuel Gas Co.	2,212	134,844

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 2.6% (continued)
UGI Corp.	1,848	$102,416
Total Utilities		402,954
Total Common Stocks
(Cost $12,981,887)		15,648,960

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.4%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$147,734	147,734
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	36,933	36,933
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	33,080	33,080
Total Repurchase Agreements
(Cost $217,747)		217,747

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	544,725	544,725
Total Securities Lending Collateral
(Cost $544,725)		544,725
Total Investments - 104.4%
(Cost $13,744,359)		$16,411,432
Other Assets & Liabilities, net - (4.4)%		(692,966)
Total Net Assets - 100.0%		$15,718,466

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,648,960	$—	$—	$15,648,960
Repurchase Agreements	—	217,747	—	217,747
Securities Lending Collateral	544,725	—	—	544,725
Total Assets	$16,193,685	$217,747	$—	$16,411,432

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 26.2%
Bed Bath & Beyond, Inc.	21,820	$370,722
KB Home	11,160	269,737
Goodyear Tire & Rubber Co.	14,340	260,271
Dillard's, Inc. — Class A1	3,480	250,630
World Fuel Services Corp.	8,079	233,402
Dana, Inc.	13,090	232,217
AutoNation, Inc.*	6,156	219,892
TRI Pointe Group, Inc.*	16,040	202,745
Toll Brothers, Inc.	4,500	162,900
Dick's Sporting Goods, Inc.	3,828	140,909
Thor Industries, Inc.	2,180	135,967
Delphi Technologies plc	7,020	135,205
JetBlue Airways Corp.*	5,557	90,912
Caesars Entertainment Corp.*	10,320	89,681
Marriott Vacations Worldwide Corp.	940	87,890
Adient plc	3,920	50,803
Casey's General Stores, Inc.	360	46,357
Signet Jewelers Ltd.	1,580	42,913
Total Consumer, Cyclical		3,023,153
Industrial - 25.5%
Ryder System, Inc.	4,481	277,777
Tech Data Corp.*	2,362	241,893
SYNNEX Corp.	2,357	224,834
Arrow Electronics, Inc.*	2,784	214,535
Avnet, Inc.	4,590	199,068
AECOM*	6,457	191,579
Trinity Industries, Inc.	6,950	151,024
Jabil, Inc.	5,660	150,499
Colfax Corp.*	4,730	140,386
AGCO Corp.	1,902	132,284
Resideo Technologies, Inc.*	6,620	127,700
Knight-Swift Transportation Holdings, Inc.[1]	3,490	114,053
MasTec, Inc.*	2,140	102,934
Owens-Illinois, Inc.	4,760	90,345
EMCOR Group, Inc.	1,101	80,461
Oshkosh Corp.	1,060	79,638
Terex Corp.	2,340	75,184
Granite Construction, Inc.	1,520	65,588
Silgan Holdings, Inc.	2,086	61,808
Belden, Inc.	1,130	60,681
Timken Co.	1,290	56,270
Werner Enterprises, Inc.	1,510	51,567
Worthington Industries, Inc.	1,370	51,128
Total Industrial		2,941,236
Financial - 18.1%
Legg Mason, Inc.	6,269	171,583
Realogy Holdings Corp.[1]	12,720	145,008
Reinsurance Group of America, Inc. — Class A	945	134,171
Navient Corp.	11,318	130,949
Janus Henderson Group plc	5,220	130,396
New York Community Bancorp, Inc.	9,583	110,875
Bank OZK	3,812	110,472
Stifel Financial Corp.	1,890	99,716
CNO Financial Group, Inc.	5,880	95,138
Alleghany Corp.*	155	94,922
Alexander & Baldwin, Inc. REIT	3,653	92,933
First American Financial Corp.	1,750	90,125
Old Republic International Corp.	4,217	88,220
Sabra Health Care REIT, Inc.	3,828	74,531
Senior Housing Properties Trust REIT	6,290	74,096
PacWest Bancorp	1,861	69,992
Jones Lang LaSalle, Inc.	418	64,447
Associated Banc-Corp.	2,773	59,203
Hancock Whitney Corp.	1,404	56,722
Umpqua Holdings Corp.	3,434	56,661
Washington Federal, Inc.	1,620	46,802
Pinnacle Financial Partners, Inc.	846	46,276
First Horizon National Corp.	3,300	46,134
Total Financial		2,089,372
Basic Materials - 9.5%
United States Steel Corp.	11,490	223,940
Reliance Steel & Aluminum Co.	2,141	193,247
Olin Corp.	7,350	170,079
Domtar Corp.	2,783	138,176
Commercial Metals Co.	6,831	116,673
Carpenter Technology Corp.	2,222	101,879
Minerals Technologies, Inc.	1,280	75,251
Steel Dynamics, Inc.	2,127	75,019
Total Basic Materials		1,094,264
Energy - 8.7%
McDermott International, Inc.*	33,983	252,834
Murphy USA, Inc.*	1,671	143,071
Patterson-UTI Energy, Inc.	9,669	135,559
Range Resources Corp.	9,800	110,152
SM Energy Co.	6,120	107,039
Oceaneering International, Inc.*	5,713	90,094
Equities Corp.	4,260	88,353
Oasis Petroleum, Inc.*	12,510	75,560
Total Energy		1,002,662
Consumer, Non-cyclical - 8.6%
ManpowerGroup, Inc.	2,357	194,900
Avis Budget Group, Inc.*	4,762	166,003
Patterson Companies, Inc.	5,841	127,626
Acadia Healthcare Company, Inc.*,1	3,230	94,671
Graham Holdings Co. — Class B	136	92,913
Sanderson Farms, Inc.	680	89,651
Hain Celestial Group, Inc.*	3,560	82,307
TreeHouse Foods, Inc.*	1,210	78,106
MEDNAX, Inc.*	2,420	65,752
Total Consumer, Non-cyclical		991,929
Technology - 2.1%
Pitney Bowes, Inc.	12,093	83,079
CACI International, Inc. — Class A*	330	60,066
NetScout Systems, Inc.*	1,869	52,463
Perspecta, Inc.	2,340	47,315
Total Technology		242,923
Communications - 1.2%
Telephone & Data Systems, Inc.	4,557	140,037
Total Common Stocks
(Cost $9,574,323)		11,525,576

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$65,655	$65,655
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	16,414	16,414
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	14,701	14,701
Total Repurchase Agreements
(Cost $96,770)		96,770

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	447,493	447,493
Total Securities Lending Collateral
(Cost $447,493)		447,493
Total Investments - 104.6%
(Cost $10,118,586)		$12,069,839
Other Assets & Liabilities, net - (4.6)%		(527,876)
Total Net Assets - 100.0%		$11,541,963

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,525,576	$—	$—	$11,525,576
Repurchase Agreements	—	96,770	—	96,770
Securities Lending Collateral	447,493	—	—	447,493
Total Assets	$11,973,069	$96,770	$—	$12,069,839

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 27.5%
Avon Products, Inc.*	77,920	$229,085
NeoGenomics, Inc.*	10,040	205,418
Medpace Holdings, Inc.*	2,690	158,629
CONMED Corp.	1,860	154,715
Tactile Systems Technology, Inc.*	2,720	143,398
Medifast, Inc.	1,091	139,157
Cardiovascular Systems, Inc.*	3,390	131,058
Supernus Pharmaceuticals, Inc.*	3,461	121,274
AngioDynamics, Inc.*	4,880	111,557
Luminex Corp.	4,810	110,678
Inter Parfums, Inc.	1,422	107,887
Career Education Corp.*	6,460	106,719
Care.com, Inc.*	5,140	101,566
Innoviva, Inc.*	6,686	93,805
WD-40 Co.	540	91,498
Cardtronics plc — Class A*	2,460	87,527
Eagle Pharmaceuticals, Inc.*	1,616	81,592
Neogen Corp.*	1,339	76,845
Repligen Corp.*	1,261	74,500
Integer Holdings Corp.*	922	69,537
Heska Corp.*	780	66,394
Monro, Inc.	760	65,755
Ensign Group, Inc.	1,280	65,523
HMS Holdings Corp.*	1,950	57,740
Endo International plc*	7,100	57,013
American Public Education, Inc.*	1,850	55,722
REGENXBIO, Inc.*	920	52,725
Corcept Therapeutics, Inc.*	4,268	50,106
Merit Medical Systems, Inc.*	769	47,547
CorVel Corp.*	701	45,733
Amphastar Pharmaceuticals, Inc.*	2,110	43,107
Strategic Education, Inc.	320	42,019
Forrester Research, Inc.	790	38,197
CryoLife, Inc.*	1,260	36,754
Surmodics, Inc.*	838	36,436
AMN Healthcare Services, Inc.*	761	35,835
Addus HomeCare Corp.*	560	35,611
Meridian Bioscience, Inc.	1,990	35,044
BioTelemetry, Inc.*	542	33,940
Vanda Pharmaceuticals, Inc.*	1,670	30,728
Spectrum Pharmaceuticals, Inc.*	2,830	30,253
Tivity Health, Inc.*	1,430	25,111
Total Consumer, Non-cyclical		3,383,738
Consumer, Cyclical - 16.7%
Shake Shack, Inc. — Class A*	2,973	175,853
iRobot Corp.*,1	1,401	164,884
Wingstop, Inc.	1,744	132,596
Sleep Number Corp.*	2,543	119,521
Guess?, Inc.	5,870	115,052
Shoe Carnival, Inc.	3,300	112,299
Regis Corp.*	5,390	106,021
BJ's Restaurants, Inc.	2,210	104,489
Marcus Corp.	2,220	88,911
Ascena Retail Group, Inc.*	72,710	78,527
Children's Place, Inc.	800	77,824
Ruth's Hospitality Group, Inc.	2,862	73,238
Allegiant Travel Co. — Class A	545	70,561
Dorman Products, Inc.*	790	69,591
FirstCash, Inc.	768	66,432
Tailored Brands, Inc.[1]	8,050	63,112
Mobile Mini, Inc.	1,760	59,734
Crocs, Inc.*	2,270	58,452
Cavco Industries, Inc.*	464	54,534
El Pollo Loco Holdings, Inc.*	4,170	54,252
Dave & Buster's Entertainment, Inc.	1,085	54,109
UniFirst Corp.	340	52,190
Belmond Ltd. — Class A*	2,090	52,104
Dine Brands Global, Inc.	540	49,297
Total Consumer, Cyclical		2,053,583
Financial - 16.3%
Innovative Industrial Properties, Inc. REIT[1]	1,970	160,929
Agree Realty Corp. REIT	1,800	124,812
Blucora, Inc.*	3,520	117,498
Four Corners Property Trust, Inc. REIT	3,766	111,474
Navigators Group, Inc.	1,490	104,106
Redwood Trust, Inc. REIT	5,600	90,440
RLI Corp.	1,180	84,665
eHealth, Inc.*	1,320	82,289
Independent Bank Corp.	960	77,770
Old National Bancorp	4,730	77,572
United Fire Group, Inc.	1,750	76,493
Triumph Bancorp, Inc.*	2,540	74,651
Armada Hoffler Properties, Inc. REIT	4,740	73,897
HCI Group, Inc.	1,710	73,068
Washington Prime Group, Inc. REIT[1]	12,080	68,252
Marcus & Millichap, Inc.*	1,540	62,724
LegacyTexas Financial Group, Inc.	1,644	61,469
Universal Insurance Holdings, Inc.	1,950	60,450
Easterly Government Properties, Inc. REIT	3,282	59,109
Community Bank System, Inc.	970	57,977
Urstadt Biddle Properties, Inc. — Class A REIT	2,580	53,251
City Holding Co.	690	52,571
Seacoast Banking Corporation of Florida*	1,770	46,639
Community Healthcare Trust, Inc. REIT	1,090	39,120
Glacier Bancorp, Inc.	960	38,467
Westamerica Bancorporation	590	36,462
National Storage Affiliates Trust REIT	1,259	35,894
Total Financial		2,002,049
Industrial - 10.8%
KEMET Corp.	9,024	153,137
DXP Enterprises, Inc.*	3,060	119,095
SPX Corp.*	3,210	111,676
Axon Enterprise, Inc.*	1,928	104,902
Vicor Corp.*	3,364	104,351

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 10.8% (continued)
Matson, Inc.	2,710	$97,804
Franklin Electric Company, Inc.	1,750	89,407
Aerovironment, Inc.*	1,228	84,008
Harsco Corp.*	3,479	70,137
Proto Labs, Inc.*	633	66,553
Exponent, Inc.	1,040	60,029
ESCO Technologies, Inc.	790	52,954
Albany International Corp. — Class A	698	49,970
National Presto Industries, Inc.[1]	430	46,677
Raven Industries, Inc.	1,145	43,934
US Ecology, Inc.	640	35,827
Aerojet Rocketdyne Holdings, Inc.*	982	34,890
Total Industrial		1,325,351
Technology - 10.2%
Nanometrics, Inc.*	4,813	148,626
SPS Commerce, Inc.*	1,310	138,938
Unisys Corp.*	10,850	126,619
Tabula Rasa HealthCare, Inc.*	2,126	119,949
Bottomline Technologies DE, Inc.*	2,310	115,708
Semtech Corp.*	1,940	98,765
Cabot Microelectronics Corp.	756	84,642
Virtusa Corp.*	1,457	77,877
Omnicell, Inc.*	905	73,160
CTS Corp.	2,200	64,614
3D Systems Corp.*,1	5,650	60,794
Agilysys, Inc.*	2,760	58,429
Brooks Automation, Inc.	1,770	51,914
NextGen Healthcare, Inc.*	2,202	37,060
Total Technology		1,257,095
Energy - 9.5%
Renewable Energy Group, Inc.*	8,420	184,903
ProPetro Holding Corp.*	7,250	163,415
Denbury Resources, Inc.*	63,920	131,036
KLX Energy Services Holdings, Inc.*	4,728	118,862
Penn Virginia Corp.*	2,510	110,691
SunCoke Energy, Inc.*	12,970	110,115
Pioneer Energy Services Corp.*	61,600	109,032
HighPoint Resources Corp.*	44,520	98,389
Archrock, Inc.	7,920	77,458
Carrizo Oil & Gas, Inc.*	4,960	61,851
Total Energy		1,165,752
Communications - 6.0%
Iridium Communications, Inc.*	5,500	145,420
Perficient, Inc.*	5,300	145,167
Liquidity Services, Inc.*	10,750	82,882
EW Scripps Co. — Class A	3,750	78,750
Harmonic, Inc.*	9,490	51,436
QuinStreet, Inc.*	3,680	49,275
8x8, Inc.*	2,420	48,884
Stamps.com, Inc.*	599	48,765
ATN International, Inc.	760	42,857
Viavi Solutions, Inc.*	3,440	42,587
Total Communications		736,023
Basic Materials - 2.6%
Kaiser Aluminum Corp.	1,240	129,865
Innospec, Inc.	1,090	90,852
Hawkins, Inc.	1,752	64,526
Quaker Chemical Corp.	180	36,059
Total Basic Materials		321,302
Total Common Stocks
(Cost $10,067,827)		12,244,893

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$73,064	73,064
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	18,266	18,266
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	16,361	16,361
Total Repurchase Agreements
(Cost $107,691)		107,691

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	451,995	451,995
Total Securities Lending Collateral
(Cost $451,995)		451,995
Total Investments - 104.2%
(Cost $10,627,513)		$12,804,579
Other Assets & Liabilities, net - (4.2)%		(511,087)
Total Net Assets - 100.0%		$12,293,492

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT —  Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,244,893	$—	$—	$12,244,893
Repurchase Agreements	—	107,691	—	107,691
Securities Lending Collateral	451,995	—	—	451,995
Total Assets	$12,696,888	$107,691	$—	$12,804,579

S&P SmallCap 600®Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 36.3%
Hibbett Sports, Inc.*	6,396	$145,893
William Lyon Homes — Class A*	7,920	121,731
American Axle & Manufacturing Holdings, Inc.*	8,149	116,612
Group 1 Automotive, Inc.	1,756	113,613
M/I Homes, Inc.*	4,065	108,210
Office Depot, Inc.	28,695	104,163
Sonic Automotive, Inc. — Class A	6,705	99,301
Meritage Homes Corp.*	2,030	90,761
Genesco, Inc.*	1,881	85,680
Winnebago Industries, Inc.	2,700	84,105
Lithia Motors, Inc. — Class A	870	80,692
Abercrombie & Fitch Co. — Class A	2,916	79,928
Vitamin Shoppe, Inc.*	10,720	75,469
Veritiv Corp.*	2,593	68,248
ScanSource, Inc.*	1,866	66,840
Express, Inc.*	15,611	66,815
Core-Mark Holding Company, Inc.	1,681	62,415
EZCORP, Inc. — Class A*	6,579	61,316
Cato Corp. — Class A	4,045	60,594
Chico's FAS, Inc.	14,094	60,181
MDC Holdings, Inc.	2,033	59,079
Anixter International, Inc.*	1,032	57,905
Zumiez, Inc.*	2,305	57,371
Red Robin Gourmet Burgers, Inc.*	1,990	57,332
J.C. Penney Company, Inc.*,1	38,047	56,690
Big Lots, Inc.	1,460	55,509
Titan International, Inc.	9,133	54,524
MarineMax, Inc.*	2,826	54,146
Conn's, Inc.*	2,320	53,035
Vista Outdoor, Inc.*	6,496	52,033
Superior Industries International, Inc.	10,715	51,003
Wabash National Corp.	3,490	47,290
Lumber Liquidators Holdings, Inc.*,1	4,500	45,450
Cooper-Standard Holdings, Inc.*	961	45,129
Haverty Furniture Companies, Inc.	1,842	40,303
LGI Homes, Inc.*,1	620	37,349
Kirkland's, Inc.*	5,297	37,238
Caleres, Inc.	1,342	33,134
G-III Apparel Group Ltd.*	730	29,171
Vera Bradley, Inc.*	2,191	29,031
Ethan Allen Interiors, Inc.	1,350	25,825
SkyWest, Inc.	430	23,345
Barnes & Noble Education, Inc.*	5,490	23,058
Cooper Tire & Rubber Co.	766	22,896
Motorcar Parts of America, Inc.*	1,194	22,531
Unifi, Inc.*	1,109	21,459
Fossil Group, Inc.*	1,312	18,001
Barnes & Noble, Inc.	3,240	17,593
GameStop Corp. — Class A1	1,716	17,435
Total Consumer, Cyclical		2,897,432
Industrial - 20.9%
Griffon Corp.	7,360	136,013
Olympic Steel, Inc.	5,211	82,699
TTM Technologies, Inc.*	6,740	79,060
TimkenSteel Corp.*	7,044	76,498
Boise Cascade Co.	2,825	75,597
Atlas Air Worldwide Holdings, Inc.*	1,446	73,110
Lydall, Inc.*	3,011	70,638
MYR Group, Inc.*	1,870	64,758
Orion Group Holdings, Inc.*	21,822	63,720
Multi-Color Corp.	1,240	61,864
Universal Forest Products, Inc.	2,060	61,573
Benchmark Electronics, Inc.	2,296	60,270
Echo Global Logistics, Inc.*	2,323	57,564
Sanmina Corp.*	1,983	57,210
ArcBest Corp.	1,722	53,020
Patrick Industries, Inc.*	1,130	51,211
Arcosa, Inc.	1,540	47,047
Briggs & Stratton Corp.	3,769	44,587
Ichor Holdings Ltd.*,1	1,903	42,970
SEACOR Holdings, Inc.*	900	38,052
Aegion Corp. — Class A*	2,084	36,616
US Concrete, Inc.*	850	35,207
CIRCOR International, Inc.*	1,000	32,600
Greenbrier Companies, Inc.	1,002	32,294
TopBuild Corp.*	480	31,114
Bel Fuse, Inc. — Class B	1,181	29,856
Astec Industries, Inc.	710	26,809
Encore Wire Corp.	459	26,264
Mueller Industries, Inc.	780	24,445
Powell Industries, Inc.	854	22,674
Comtech Telecommunications Corp.	897	20,828
Apogee Enterprises, Inc.	520	19,495
SPX FLOW, Inc.*	590	18,821
Tredegar Corp.	1,069	17,254
Total Industrial		1,671,738
Consumer, Non-cyclical - 13.7%
United Natural Foods, Inc.*	7,340	97,035
Kelly Services, Inc. — Class A	4,282	94,461
Magellan Health, Inc.*	1,390	91,629
SpartanNash Co.	4,925	78,159
Andersons, Inc.	2,389	76,998
ABM Industries, Inc.	2,110	76,698
Rent-A-Center, Inc.*	2,710	56,558
Invacare Corp.	6,275	52,522
Cross Country Healthcare, Inc.*	7,454	52,402
Seneca Foods Corp. — Class A*	2,115	52,029
Dean Foods Co.	15,695	47,556
TrueBlue, Inc.*	1,822	43,072
Lannett Company, Inc.*,1	4,790	37,697
Team, Inc.*,1	2,029	35,508
Quanex Building Products Corp.	2,220	35,276
Assertio Therapeutics, Inc.*	6,365	32,271
Universal Corp.	553	31,869
Diplomat Pharmacy, Inc.*	3,357	19,504
Owens & Minor, Inc.	4,740	19,434
LSC Communications, Inc.	2,773	18,108
Matthews International Corp. — Class A	490	18,105
Select Medical Holdings Corp.*	960	13,526

S&P SmallCap 600®Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Central Garden & Pet Co. — Class A*	440	$10,230
Central Garden & Pet Co.*	120	3,067
Total Consumer, Non-cyclical		1,093,714
Energy - 8.3%
Green Plains, Inc.	5,145	85,818
US Silica Holdings, Inc.[1]	4,933	85,637
Superior Energy Services, Inc.*	13,720	64,072
Par Pacific Holdings, Inc.*	3,396	60,483
REX American Resources Corp.*	534	43,046
Helix Energy Solutions Group, Inc.*	5,236	41,417
Gulfport Energy Corp.*	4,980	39,940
Newpark Resources, Inc.*	3,959	36,264
C&J Energy Services, Inc.*	2,274	35,292
Laredo Petroleum, Inc.*	10,142	31,339
SRC Energy, Inc.*	6,040	30,925
Diamond Offshore Drilling, Inc.*	2,699	28,312
Matrix Service Co.*	1,189	23,281
Exterran Corp.*	1,180	19,883
Oil States International, Inc.*	1,152	19,538
Ring Energy, Inc.*	2,790	16,377
Total Energy		661,624
Financial - 7.7%
INTL FCStone, Inc.*	1,571	60,892
Encore Capital Group, Inc.*	2,234	60,832
Ambac Financial Group, Inc.*	2,780	50,374
Customers Bancorp, Inc.*	2,050	37,536
Stewart Information Services Corp.	877	37,439
iStar, Inc. REIT	4,360	36,711
Third Point Reinsurance Ltd.*	2,960	30,725
CBL & Associates Properties, Inc. REIT[1]	18,867	29,244
Summit Hotel Properties, Inc. REIT	2,360	26,928
Capstead Mortgage Corp. REIT	3,069	26,363
Invesco Mortgage Capital, Inc. REIT	1,655	26,149
Opus Bank	1,285	25,443
PennyMac Mortgage Investment Trust REIT	1,052	21,787
Hersha Hospitality Trust REIT	1,200	20,568
PRA Group, Inc.*	730	19,571
Xenia Hotels & Resorts, Inc. REIT	890	19,500
Horace Mann Educators Corp.	535	18,837
Cedar Realty Trust, Inc. REIT	5,380	18,292
Hope Bancorp, Inc.	1,316	17,213
Pacific Premier Bancorp, Inc.	610	16,183
Apollo Commercial Real Estate Finance, Inc. REIT	852	15,506
Total Financial		616,093
Basic Materials - 7.3%
PH Glatfelter Co.	6,641	93,771
Rayonier Advanced Materials, Inc.	6,795	92,140
Kraton Corp.*	2,710	87,208
Century Aluminum Co.*	7,780	69,086
Clearwater Paper Corp.*	3,346	65,180
Mercer International, Inc.	4,520	61,065
Koppers Holdings, Inc.*	1,390	36,112
AdvanSix, Inc.*	990	28,284
Schweitzer-Mauduit International, Inc.	700	27,104
Innophos Holdings, Inc.	810	24,414
Total Basic Materials		584,364
Technology - 3.5%
Ultra Clean Holdings, Inc.*	11,050	114,368
Insight Enterprises, Inc.*	1,338	73,670
Photronics, Inc.*	3,854	36,420
Sykes Enterprises, Inc.*	716	20,249
Donnelley Financial Solutions, Inc.*	1,320	19,641
TiVo Corp.	1,980	18,454
Total Technology		282,802
Communications - 1.8%
Gannett Company, Inc.	6,100	64,294
New Media Investment Group, Inc.	4,015	42,158
Digi International, Inc.*	1,760	22,299
Frontier Communications Corp.*,1	8,988	17,886
Total Communications		146,637
Total Common Stocks
(Cost $6,524,856)		7,954,404

RIGHTS††† - 0.0%
A Schulman, Inc.*,2	1,164	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.1%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$58,307	58,307
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	14,577	14,577
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	13,056	13,056
Total Repurchase Agreements
(Cost $85,940)		85,940

	Shares
SECURITIES LENDING COLLATERAL†,4 - 3.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[5]	311,716	311,716
Total Securities Lending Collateral
(Cost $311,716)		311,716
Total Investments - 104.5%
(Cost $6,922,512)		$8,352,060
Other Assets & Liabilities, net - (4.5)%		(357,674)
Total Net Assets - 100.0%		$7,994,386

S&P SmallCap 600®Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of March 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,954,404	$—	$—		$7,954,404
Rights	—	—	—	*	—
Repurchase Agreements	—	85,940	—		85,940
Securities Lending Collateral	311,716	—	—		311,716
Total Assets	$8,266,120	$85,940	$—		$8,352,060

*	Includes securities with a market value of $0.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 65.1%
Guggenheim Strategy Fund II1	29,327	$727,614
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	70,967	707,543
Total Mutual Funds
(Cost $1,432,256)		1,435,157

	Face Amount
FEDERAL AGENCY NOTES†† - 7.9%
Farmer Mac
1.55% due 07/03/19	$100,000	99,799
Freddie Mac
1.75% due 05/30/19	75,000	74,917
Total Federal Agency Notes
(Cost $174,642)		174,716

FEDERAL AGENCY DISCOUNT NOTES†† - 4.5%
Federal Home Loan Bank
2.06% due 04/01/19[2]	100,000	100,000
Total Federal Agency Discount Notes
(Cost $100,000)		100,000

U.S. TREASURY BILLS†† - 3.4%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	74,000	73,995
Total U.S. Treasury Bills
(Cost $73,995)		73,995

REPURCHASE AGREEMENTS††,4 - 22.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[5]	340,157	340,157
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[5]	85,039	85,039
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[5]	76,168	76,168
Total Repurchase Agreements
(Cost $501,364)		501,364
Total Investments - 103.6%
(Cost $2,282,257)		$2,285,232
Other Assets & Liabilities, net - (3.6)%		(78,377)
Total Net Assets - 100.0%		$2,206,855

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	38	Jun 2019	$3,679,350	$32,133

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/20/19	7,572	$732,911	$3,010

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2019.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,435,157	$—	$—	$1,435,157
Federal Agency Notes	—	174,716	—	174,716
Federal Agency Discount Notes	—	100,000	—	100,000
U.S. Treasury Bills	—	73,995	—	73,995
Repurchase Agreements	—	501,364	—	501,364
Currency Futures Contracts**	32,133	—	—	32,133
Currency Index Swap Agreements**	—	3,010	—	3,010
Total Assets	$1,467,290	$853,085	$—	$2,320,375

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,112,218	$15,928	$(400,000)	$(2,607)	$2,075	$727,614	29,327	$6,059
Guggenheim Ultra Short Duration Fund - Institutional Class	941,620	215,115	(450,000)	(1,988)	2,796	707,543	70,967	5,214
	$2,053,838	$231,043	$(850,000)	$(4,595)	$4,871	$1,435,157		$11,273

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 28.5%
Microsoft Corp.	7,442	$877,709
Oracle Corp.	7,570	406,585
Adobe, Inc.*	1,226	326,717
salesforce.com, Inc.*	1,991	315,315
VMware, Inc. — Class A	1,368	246,938
Intuit, Inc.	917	239,713
ServiceNow, Inc.*	790	194,727
Workday, Inc. — Class A*	990	190,921
Fidelity National Information Services, Inc.	1,587	179,490
Fiserv, Inc.*	1,980	174,794
Activision Blizzard, Inc.	3,818	173,834
Autodesk, Inc.*	1,098	171,090
Red Hat, Inc.*	906	165,526
Electronic Arts, Inc.*	1,615	164,132
Paychex, Inc.	1,948	156,230
First Data Corp. — Class A*	5,610	147,375
NetEase, Inc. ADR	551	133,039
Cadence Design Systems, Inc.*	1,954	124,099
Synopsys, Inc.*	1,073	123,556
Atlassian Corporation plc — Class A*	1,090	122,505
Splunk, Inc.*	980	122,108
Momo, Inc. ADR*	3,179	121,565
SS&C Technologies Holdings, Inc.	1,820	115,916
ANSYS, Inc.*	631	115,290
Twilio, Inc. — Class A*	856	110,578
Citrix Systems, Inc.	1,044	104,045
Broadridge Financial Solutions, Inc.	971	100,683
Paycom Software, Inc.*	520	98,348
Akamai Technologies, Inc.*	1,365	97,884
Jack Henry & Associates, Inc.	689	95,592
PTC, Inc.*	1,033	95,222
Ultimate Software Group, Inc.*	287	94,747
Take-Two Interactive Software, Inc.*	987	93,143
Dropbox, Inc. — Class A*	3,948	86,066
CDK Global, Inc.	1,369	80,525
DocuSign, Inc.*	1,510	78,278
Aspen Technology, Inc.*	750	78,195
Total Software		6,322,480
Semiconductors - 19.9%
Intel Corp.	8,361	448,986
Broadcom, Inc.	1,106	332,585
NVIDIA Corp.	1,672	300,224
Texas Instruments, Inc.	2,735	290,102
QUALCOMM, Inc.	4,250	242,378
Micron Technology, Inc.*	4,986	206,071
Analog Devices, Inc.	1,697	178,643
Applied Materials, Inc.	4,501	178,510
Xilinx, Inc.	1,308	165,841
NXP Semiconductor N.V.	1,833	162,019
Advanced Micro Devices, Inc.*	5,968	152,303
Lam Research Corp.	843	150,905
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,626	148,521
Microchip Technology, Inc.[1]	1,553	128,837
KLA-Tencor Corp.	1,077	128,605
ASML Holding N.V. — Class G	660	124,113
Maxim Integrated Products, Inc.	2,090	111,125
Skyworks Solutions, Inc.	1,346	111,018
Marvell Technology Group Ltd.	5,274	104,900
Qorvo, Inc.*	1,232	88,371
IPG Photonics Corp.*	545	82,720
ON Semiconductor Corp.*	3,972	81,704
Teradyne, Inc.	1,917	76,373
Integrated Device Technology, Inc.*	1,516	74,269
Cree, Inc.*	1,258	71,983
MKS Instruments, Inc.	761	70,811
Monolithic Power Systems, Inc.	512	69,371
Cypress Semiconductor Corp.	4,495	67,065
Entegris, Inc.[1]	1,795	64,064
Total Semiconductors		4,412,417
Internet - 17.3%
Alphabet, Inc. — Class A*	698	821,469
Facebook, Inc. — Class A*	3,793	632,255
Baidu, Inc. ADR*	1,180	194,523
Twitter, Inc.*	4,517	148,519
Palo Alto Networks, Inc.*	566	137,470
VeriSign, Inc.*	757	137,441
Autohome, Inc. ADR*,1	1,213	127,511
IAC/InterActiveCorp*	590	123,965
Weibo Corp. ADR*,1	1,999	123,918
Wix.com Ltd.*	1,010	122,038
Shopify, Inc. — Class A*	585	120,873
YY, Inc. ADR*	1,410	118,454
Match Group, Inc.[1]	2,079	117,692
Symantec Corp.	4,771	109,685
CDW Corp.	1,120	107,935
GoDaddy, Inc. — Class A*	1,397	105,041
F5 Networks, Inc.*	585	91,804
Okta, Inc.*	1,051	86,949
Zendesk, Inc.*	1,020	86,700
TripAdvisor, Inc.*	1,505	77,432
Zillow Group, Inc. — Class C*	2,134	74,135
Proofpoint, Inc.*	610	74,072
FireEye, Inc.*	3,121	52,402
Yelp, Inc. — Class A*	1,416	48,852
Total Internet		3,841,135
Computers - 12.6%
Apple, Inc.	4,564	866,932
International Business Machines Corp.	2,316	326,788
Accenture plc — Class A	1,122	197,494
Cognizant Technology Solutions Corp. — Class A	2,634	190,833
HP, Inc.	8,036	156,139
Hewlett Packard Enterprise Co.	8,707	134,349
Check Point Software Technologies Ltd.*	1,004	126,996
NetApp, Inc.	1,767	122,524
DXC Technology Co.	1,872	120,388
Western Digital Corp.	2,292	110,154
Fortinet, Inc.*	1,291	108,405
Seagate Technology plc	2,228	106,699
Amdocs Ltd.	1,490	80,624
Nutanix, Inc. — Class A*	1,890	71,329

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Computers - 12.6% (continued)
Lumentum Holdings, Inc.*	1,081	$61,120
Total Computers		2,780,774
Commercial Services - 6.2%
PayPal Holdings, Inc.*	3,124	324,396
Automatic Data Processing, Inc.	1,544	246,638
Worldpay, Inc. — Class A*	1,630	185,005
Square, Inc. — Class A*	2,110	158,081
Global Payments, Inc.	998	136,247
FleetCor Technologies, Inc.*	546	134,638
Total System Services, Inc.	1,266	120,283
Sabre Corp.	3,276	70,074
Total Commercial Services		1,375,362
Diversified Financial Services - 5.7%
Visa, Inc. — Class A	3,326	519,488
Mastercard, Inc. — Class A	1,959	461,246
Pagseguro Digital Ltd. — Class A*,1	3,880	115,818
Alliance Data Systems Corp.	513	89,765
Western Union Co.	4,495	83,023
Total Diversified Financial Services		1,269,340
Telecommunications - 4.9%
Cisco Systems, Inc.	8,330	449,737
Corning, Inc.	4,437	146,865
Arista Networks, Inc.*	456	143,394
Motorola Solutions, Inc.	992	139,296
Juniper Networks, Inc.	3,287	87,007
CommScope Holding Company, Inc.*	2,763	60,040
LogMeIn, Inc.	731	58,553
Total Telecommunications		1,084,892
Electronics - 2.5%
Amphenol Corp. — Class A	1,656	156,392
TE Connectivity Ltd.	1,433	115,715
Trimble, Inc.*	2,294	92,677
FLIR Systems, Inc.	1,496	71,180
Avnet, Inc.	1,440	62,453
Coherent, Inc.*	390	55,271
Total Electronics		553,688
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	455	95,336
Machinery-Diversified - 0.4%
Cognex Corp.	1,640	83,411
Advertising - 0.4%
Trade Desk, Inc. — Class A*	412	81,555
Electrical Components & Equipment - 0.3%
Universal Display Corp.	494	75,508
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,270	67,107
Total Common Stocks
(Cost $11,370,615)		22,043,005

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$82,193	82,193
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	20,548	20,548
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	18,404	18,404
Total Repurchase Agreements
(Cost $121,145)		121,145

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	425,651	425,651
Total Securities Lending Collateral
(Cost $425,651)		425,651
Total Investments - 101.9%
(Cost $11,917,411)		$22,589,801
Other Assets & Liabilities, net - (1.9)%		(417,833)
Total Net Assets - 100.0%		$22,171,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR – American Depositary Receipt

Plc – Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,043,005	$—	$—	$22,043,005
Repurchase Agreements	—	121,145	—	121,145
Securities Lending Collateral	425,651	—	—	425,651
Total Assets	$22,468,656	$121,145	$—	$22,589,801

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 92.1%
Verizon Communications, Inc.	7,054	$417,103
Cisco Systems, Inc.	7,587	409,622
AT&T, Inc.	13,008	407,931
T-Mobile US, Inc.*	2,866	198,041
Arista Networks, Inc.*	415	130,501
Motorola Solutions, Inc.	906	127,221
Sprint Corp.*	21,128	119,373
CenturyLink, Inc.	8,093	97,035
Ubiquiti Networks, Inc.	583	87,281
Juniper Networks, Inc.	2,990	79,145
Zayo Group Holdings, Inc.*	2,389	67,895
ARRIS International plc*	1,981	62,619
Ciena Corp.*	1,671	62,395
Vodafone Group plc ADR	3,264	59,340
ViaSat, Inc.*	748	57,970
CommScope Holding Company, Inc.*	2,511	54,564
EchoStar Corp. — Class A*	1,349	49,171
Telephone & Data Systems, Inc.	1,565	48,092
Iridium Communications, Inc.*	1,782	47,116
Finisar Corp.*	1,871	43,351
America Movil SAB de CV — Class L ADR	2,959	42,255
Acacia Communications, Inc.*	719	41,235
Intelsat S.A.*,1	2,460	38,524
InterDigital, Inc.	583	38,466
Shenandoah Telecommunications Co.	856	37,972
BCE, Inc.	848	37,643
China Mobile Ltd. ADR	697	35,540
Plantronics, Inc.	753	34,721
TELUS Corp.	926	34,299
SK Telecom Company Ltd. ADR	1,396	34,188
Telefonica Brasil S.A. ADR	2,799	33,784
Rogers Communications, Inc. — Class B	625	33,638
KT Corp. ADR	2,553	31,759
TIM Participacoes S.A. ADR	2,081	31,381
NETGEAR, Inc.*	794	26,297
Consolidated Communications Holdings, Inc.[1]	2,154	23,500
Casa Systems, Inc.*	2,576	21,381
Total Telecommunications		3,202,349
Internet - 4.4%
F5 Networks, Inc.*	531	83,330
Cogent Communications Holdings, Inc.	785	42,586
Boingo Wireless, Inc.*	1,171	27,261
Total Internet		153,177
Computers - 2.7%
Lumentum Holdings, Inc.*	981	55,466
NetScout Systems, Inc.*	1,391	39,045
Total Computers		94,511
Electronics - 0.3%
Applied Optoelectronics, Inc.*,1	974	11,883
Total Common Stocks
(Cost $2,694,167)		3,461,920

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$16,116	16,116
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	4,029	4,029
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	3,609	3,609
Total Repurchase Agreements
(Cost $23,754)		23,754

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	51,643	51,643
Total Securities Lending Collateral
(Cost $51,643)		51,643
Total Investments - 101.7%
(Cost $2,769,564)		$3,537,317
Other Assets & Liabilities, net - (1.7)%		(59,669)
Total Net Assets - 100.0%		$3,477,648

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,461,920	$—	$—	$3,461,920
Repurchase Agreements	—	23,754	—	23,754
Securities Lending Collateral	51,643	—	—	51,643
Total Assets	$3,513,563	$23,754	$—	$3,537,317

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 45.7%
Union Pacific Corp.	1,376	$230,067
United Parcel Service, Inc. — Class B	1,813	202,585
CSX Corp.	2,184	163,407
Norfolk Southern Corp.	804	150,259
FedEx Corp.	785	142,407
Expeditors International of Washington, Inc.	974	73,927
Kansas City Southern	612	70,980
CH Robinson Worldwide, Inc.	810	70,462
Old Dominion Freight Line, Inc.	479	69,163
J.B. Hunt Transport Services, Inc.	666	67,459
Canadian Pacific Railway Ltd.	248	51,095
XPO Logistics, Inc.*,1	936	50,301
Knight-Swift Transportation Holdings, Inc.	1,435	46,896
Genesee & Wyoming, Inc. — Class A*	525	45,748
Canadian National Railway Co.	500	44,740
Kirby Corp.*	590	44,315
Landstar System, Inc.	391	42,771
Hub Group, Inc. — Class A*	948	38,726
Ryder System, Inc.	607	37,628
ZTO Express Cayman, Inc. ADR	1,893	34,604
Werner Enterprises, Inc.	931	31,794
Saia, Inc.*	413	25,234
Atlas Air Worldwide Holdings, Inc.*	471	23,814
ArcBest Corp.	575	17,704
Total Transportation		1,776,086
Airlines - 18.3%
Delta Air Lines, Inc.	2,378	122,824
Southwest Airlines Co.	2,193	113,839
United Continental Holdings, Inc.*	1,207	96,294
American Airlines Group, Inc.	2,472	78,511
Alaska Air Group, Inc.	988	55,447
JetBlue Airways Corp.*	2,778	45,448
Spirit Airlines, Inc.*	712	37,636
Ryanair Holdings plc ADR*	495	37,095
SkyWest, Inc.	655	35,560
Copa Holdings S.A. — Class A	428	34,501
Allegiant Travel Co. — Class A	236	30,555
Hawaiian Holdings, Inc.	874	22,942
Total Airlines		710,652
Auto Manufacturers - 13.7%
General Motors Co.	4,007	148,660
Tesla, Inc.*,1	507	141,889
Ford Motor Co.	14,280	125,379
Fiat Chrysler Automobiles N.V.*	2,907	43,169
Ferrari N.V.	284	37,999
Tata Motors Ltd. ADR*	2,722	34,188
Total Auto Manufacturers		531,284
Auto Parts & Equipment - 13.3%
Aptiv plc	951	75,595
Lear Corp.	446	60,527
BorgWarner, Inc.	1,556	59,766
Goodyear Tire & Rubber Co.	2,410	43,741
Magna International, Inc.	814	39,634
Delphi Technologies plc	2,021	38,924
Autoliv, Inc.	504	37,059
Dana, Inc.	1,874	33,245
Visteon Corp.*	419	28,219
American Axle & Manufacturing Holdings, Inc.*	1,899	27,175
Cooper Tire & Rubber Co.	882	26,363
Tenneco, Inc. — Class A	1,173	25,994
Adient plc	1,781	23,082
Total Auto Parts & Equipment		519,324
Commercial Services - 4.0%
AMERCO	149	55,355
Macquarie Infrastructure Corp.	962	39,654
Avis Budget Group, Inc.*	974	33,953
Hertz Global Holdings, Inc.*	1,462	25,395
Total Commercial Services		154,357
Leisure Time - 2.2%
Harley-Davidson, Inc.	1,425	50,816
Fox Factory Holding Corp.*	489	34,176
Total Leisure Time		84,992
Electronics - 1.2%
Gentex Corp.	2,357	48,742
Home Builders - 1.0%
Thor Industries, Inc.	612	38,170
Total Common Stocks
(Cost $1,559,304)		3,863,607

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$19,009	19,009
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	4,752	4,752
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	4,257	4,257
Total Repurchase Agreements
(Cost $28,018)		28,018

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	142,560	142,560
Total Securities Lending Collateral
(Cost $142,560)		142,560
Total Investments - 103.8%
(Cost $1,729,882)		$4,034,185
Other Assets & Liabilities, net - (3.8)%		(148,439)
Total Net Assets - 100.0%		$3,885,746

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR – American Depositary Receipt

plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,863,607	$—	$—	$3,863,607
Repurchase Agreements	—	28,018	—	28,018
Securities Lending Collateral	142,560	—	—	142,560
Total Assets	$4,006,167	$28,018	$—	$4,034,185

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 83.2%
NextEra Energy, Inc.	5,442	$1,052,047
Duke Energy Corp.	9,788	880,920
Dominion Energy, Inc.	11,183	857,289
Southern Co.	15,369	794,270
Exelon Corp.	15,148	759,369
American Electric Power Company, Inc.	8,358	699,983
Sempra Energy	5,100	641,886
Public Service Enterprise Group, Inc.	10,019	595,229
Xcel Energy, Inc.	10,405	584,865
Consolidated Edison, Inc.	6,678	566,361
WEC Energy Group, Inc.	6,942	548,973
DTE Energy Co.	4,176	520,914
Eversource Energy	7,259	515,026
PPL Corp.	16,204	514,315
FirstEnergy Corp.	12,301	511,845
Edison International	7,634	472,697
Ameren Corp.	6,303	463,586
Entergy Corp.	4,827	461,606
CMS Energy Corp.	7,812	433,879
Avangrid, Inc.[1]	8,544	430,190
CenterPoint Energy, Inc.	13,977	429,094
Evergy, Inc.	7,183	416,973
Vistra Energy Corp.	14,890	387,587
NRG Energy, Inc.	8,843	375,651
AES Corp.	20,672	373,750
Alliant Energy Corp.	7,680	361,958
Pinnacle West Capital Corp.	3,714	354,984
OGE Energy Corp.	7,431	320,425
IDACORP, Inc.	2,465	245,366
Portland General Electric Co.	4,499	233,228
Black Hills Corp.	3,135	232,209
Hawaiian Electric Industries, Inc.	5,644	230,106
ALLETE, Inc.	2,713	223,090
PNM Resources, Inc.	4,472	211,704
NorthWestern Corp.	2,923	205,808
Avista Corp.	4,348	176,616
Total Electric		17,083,799
Gas - 10.7%
Atmos Energy Corp.	3,685	379,297
NiSource, Inc.	12,539	359,368
UGI Corp.	6,137	340,112
National Fuel Gas Co.	4,122	251,277
ONE Gas, Inc.	2,645	235,484
New Jersey Resources Corp.	4,602	229,134
Spire, Inc.	2,730	224,652
South Jersey Industries, Inc.	5,894	189,021
Total Gas		2,208,345
Water - 3.7%
American Water Works Company, Inc.	4,493	468,440
Aqua America, Inc.[1]	7,738	281,973
Total Water		750,413
Building Materials - 1.2%
MDU Resources Group, Inc.	9,608	248,175
Energy-Alternate Sources - 0.8%
Pattern Energy Group, Inc. — Class A	7,103	156,266
Pipelines - 0.0%
Kinder Morgan, Inc.	1	20
Total Common Stocks
(Cost $12,937,089)		20,447,018

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	$74,768	74,768
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	18,692	18,692
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	16,742	16,742
Total Repurchase Agreements
(Cost $110,202)		110,202

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[4]	429,178	429,178
Total Securities Lending Collateral
(Cost $429,178)		429,178
Total Investments - 102.2%
(Cost $13,476,469)		$20,986,398
Other Assets & Liabilities, net - (2.2)%		(447,612)
Total Net Assets - 100.0%		$20,538,786

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,447,018	$—	$—	$20,447,018
Repurchase Agreements	—	110,202	—	110,202
Securities Lending Collateral	429,178	—	—	429,178
Total Assets	$20,876,196	$110,202	$—	$20,986,398

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 61.6%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	15,950	$159,026
Guggenheim Strategy Fund II1	6,187	153,492
Total Mutual Funds
(Cost $310,984)		312,518

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Fannie Mae
2.40% due 04/17/19[2]	$40,000	39,957
Total Federal Agency Discount Notes
(Cost $39,957)		39,957

FEDERAL AGENCY NOTES†† - 4.9%
Freddie Mac
1.75% due 05/30/19	25,000	24,972
Total Federal Agency Notes
(Cost $24,972)		24,972

U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	17,000	16,999
Total U.S. Treasury Bills
(Cost $16,999)		16,999

REPURCHASE AGREEMENTS††,4 - 24.1%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19[5]	83,059	83,059
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19[5]	20,765	20,765
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19[5]	18,598	18,598
Total Repurchase Agreements
(Cost $122,422)		122,422
Total Investments - 101.8%
(Cost $515,334)		$516,868
Other Assets & Liabilities, net - (1.8)%		(9,311)
Total Net Assets - 100.0%		$507,557

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	9	Jun 2019	$871,425	$(7,348)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	06/20/19	1,409	$136,331	$(398)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2019.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$312,518	$—	$—	$312,518
Federal Agency Discount Notes	—	39,957	—	39,957
Federal Agency Notes	—	24,972	—	24,972
U.S. Treasury Bills	—	16,999	—	16,999
Repurchase Agreements	—	122,422	—	122,422
Total Assets	$312,518	$204,350	$—	$516,868

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$7,348	$—	$—	$7,348
Currency Index Swap Agreements**	—	396	—	396
Total Liabilities	$7,348	$396	$—	$7,744

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$212,172	$91,308	$(150,000)	$248	$(236)	$153,492	6,187	$1,335
Guggenheim Ultra Short Duration Fund - Institutional Class	132,622	86,205	(60,000)	(8)	207	159,026	15,950	1,219
	$344,794	$177,513	$(210,000)	$240	$(29)	$312,518		$2,554

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Strategy Fund, Consumer Products Fund, Dow 2x Strategy Fund, Electronics Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Weakening Dollar 2x Strategy Fund and Utilities Fund (the "Funds"), each a non-diversified investment company, with the exception of the Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Real Estate Fund, Retailing Fund, Technology Fund, Transportation Fund and Utilities Fund, each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of their total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2019.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 - Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Notes
2.55%			1.38% - 2.25%
Due 04/01/19	$49,353,696	$49,364,184	01/31/21 - 03/31/21	$50,758,300	$50,340,801

Bank of America Merrill Lynch			U.S. Treasury Bond
2.55%			2.51%
Due 04/01/19	12,338,424	12,341,046	01/31/21	12,547,900	12,585,237

Barclays Capital			U.S. TIP Note
2.40%			1.38% - 2.13%
Due 04/01/19	11,051,248	11,053,458	01/15/20 - 02/15/40	10,165,593	11,272,385

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$28,623	$29,413
Basic Materials Fund	124,096	125,595
Biotechnology Fund	596,862	577,152	*
Electronics Fund	175,751	176,748
Energy Fund	74,737	76,794
Energy Services Fund	295,356	304,645
Europe 1.25x Strategy Fund	9,080	9,330
Financial Services Fund	53,690	54,558
Health Care Fund	259,053	261,263
High Yield Strategy Fund	2,556	2,606
Internet Fund	483,661	478,173	*
Leisure Fund	180,409	178,954	*
Long Short Equity Fund	92,092	93,699
Mid-Cap 1.5x Strategy Fund	8,388	8,596
Multi-Hedge Strategies Fund	26,803	27,449
NASDAQ-100® 2x Strategy Fund	216,112	218,552
NASDAQ-100® Fund	207,912	210,259
Nova Fund	24,857	25,236
Precious Metals Fund	851,675	900,208
Real Estate Fund	220,660	224,505
Retailing Fund	260,831	270,791
Russell 2000® 1.5x Strategy Fund	8,332	8,495
Russell 2000® 2x Strategy Fund	84	87
S&P 500® 2x Strategy Fund	17,561	17,827
S&P 500® Pure Value Fund	584,338	597,041
S&P MidCap 400® Pure Growth Fund	525,648	544,725
S&P MidCap 400® Pure Value Fund	439,197	447,493
S&P SmallCap 600® Pure Growth Fund	437,010	451,995
S&P SmallCap 600® Pure Value Fund	302,653	311,716
Technology Fund	427,841	425,651	*
Telecommunications Fund	50,784	51,643
Transportation Fund	140,414	142,560
Utilities Fund	418,709	429,178

*	Subsequent to March 31, 2019, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At March 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$3,192,720	$903,671	$(413)	$903,258
Basic Materials Fund	4,534,777	2,083,223	(14,184)	2,069,039
Biotechnology Fund	12,820,087	11,862,303	(57,203)	11,805,100
Commodities Strategy Fund	3,910,312	–	(47,980)	(47,980)
Consumer Products Fund	10,462,944	4,594,927	(166,838)	4,428,089
Dow 2x Strategy Fund	13,189,107	730,468	(26,807)	703,661
Electronics Fund	4,121,792	2,700,819	(5,255)	2,695,564
Energy Fund	7,521,502	3,029,541	(138,925)	2,890,616
Energy Services Fund	6,123,707	–	(511,645)	(511,645)
Europe 1.25x Strategy Fund	4,933,690	41,506	(47,127)	(5,621)
Financial Services Fund	4,949,114	2,212,115	(6,775)	2,205,340
Global Managed Futures Strategy Fund	13,580,375	583,761	(397,453)	186,308
Government Long Bond 1.2x Strategy Fund	13,407,798	413,425	(14,072)	399,353
Health Care Fund	13,390,321	9,739,580	(96,488)	9,643,092
High Yield Strategy Fund	5,551,841	84,144	(337)	83,807
Internet Fund	6,751,301	4,226,179	(47,193)	4,178,986
Inverse Dow 2x Strategy Fund	4,762,366	–	(89,733)	(89,733)
Inverse Government Long Bond Strategy Fund	2,986,082	1,159	(122,746)	(121,587)
Inverse Mid-Cap Strategy Fund	383,884	–	(4,616)	(4,616)
Inverse NASDAQ-100® Strategy Fund	1,545,019	16	(20,257)	(20,241)
Inverse Russell 2000® Strategy Fund	1,588,393	–	(18,974)	(18,974)
Inverse S&P 500® Strategy Fund	4,173,836	9,568	(22,947)	(13,379)
Japan 2x Strategy Fund	2,167,681	10,092	(16,699)	(6,607)
Leisure Fund	6,606,440	1,640,269	(30,230)	1,610,039
Long Short Equity Fund	28,017,147	1,626,150	(1,154,822)	471,328
Mid-Cap 1.5x Strategy Fund	5,776,346	200,417	(10,797)	189,620
Multi-Hedge Strategies Fund	27,206,048	2,563,985	(1,678,150)	885,835
NASDAQ-100® 2x Strategy Fund	79,495,694	3,732,311	(217,306)	3,515,005
NASDAQ-100® Fund	61,970,515	17,579,346	(319,502)	17,259,844
Nova Fund	38,820,795	708,440	(61,802)	646,638
Precious Metals Fund	18,445,207	630,505	(36,146)	594,359
Real Estate Fund	11,002,777	2,732,297	(30,744)	2,701,553
Retailing Fund	5,642,227	1,039,445	(70,532)	968,913
Russell 2000® 1.5x Strategy Fund	6,955,681	183,500	(15,651)	167,849
Russell 2000® 2x Strategy Fund	1,973,535	44,262	(1,797)	42,465
S&P 500® 2x Strategy Fund	35,253,442	1,239,597	(113,734)	1,125,863
S&P 500® Pure Growth Fund	33,593,689	9,648,589	(45,402)	9,603,187
S&P 500® Pure Value Fund	30,904,961	2,460,125	(604,270)	1,855,855
S&P MidCap 400® Pure Growth Fund	14,199,341	2,397,314	(185,223)	2,212,091
S&P MidCap 400® Pure Value Fund	11,134,620	1,230,629	(295,410)	935,219
S&P SmallCap 600® Pure Growth Fund	10,948,203	2,192,525	(336,149)	1,856,376
S&P SmallCap 600® Pure Value Fund	8,175,626	634,502	(458,068)	176,434
Strengthening Dollar 2x Strategy Fund	2,288,406	31,969	–	31,969
Technology Fund	13,365,785	9,224,016	–	9,224,016
Telecommunications Fund	3,289,761	297,197	(49,641)	247,556
Transportation Fund	2,089,522	1,959,274	(14,611)	1,944,663
Utilities Fund	15,032,736	5,953,662	–	5,953,662
Weakening Dollar 2x Strategy Fund	515,780	1,086	(7,744)	(6,658)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.